Schedule of Investments (unaudited)
WisdomTree U.S. Adaptive Moving Average Fund (WAMA)
March 31, 2026

Investments	Shares	Value
MUTUAL FUND — 0.1%
United States — 0.1%
Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.54%(a)
(Cost: $81,465)	81,465	$81,465
TOTAL INVESTMENTS IN SECURITIES — 0.1% (Cost: $81,465)		81,465
Other Assets less Liabilities — 99.9%		90,419,004
NET ASSETS — 100.0%		$90,500,469

(a)	Rate shown represents annualized 7-day yield as of March 31, 2026.

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Mutual Fund	$–	$81,465	$–	$81,465
Total Investments in Securities	$–	$81,465	$–	$81,465

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree Dynamic International Equity Fund (DDWM)
March 31, 2026

Investments	Shares	Value
COMMON STOCKS — 98.8%
Australia — 6.9%
Accent Group Ltd.	71,781	$36,626
ALS Ltd.	48,027	684,189
Ampol Ltd.	18,037	416,067
ANZ Group Holdings Ltd.	151,135	3,723,340
APA Group	150,717	1,027,100
ARB Corp. Ltd.	26,673	381,260
Aristocrat Leisure Ltd.	26,262	815,344
Aussie Broadband Ltd.	71,302	233,430
Australian Clinical Labs Ltd.	63,051	89,822
Bank of Queensland Ltd.	639	2,928
Bendigo & Adelaide Bank Ltd.	20,391	138,122
BHP Group Ltd.	278,206	9,601,477
Brambles Ltd.	83,470	1,292,011
Breville Group Ltd.(a)	30,505	550,318
CAR Group Ltd.	67,632	1,056,123
Centuria Capital Group	128,968	140,003
Challenger Ltd.	529	3,000
Cleanaway Waste Management Ltd.	147,030	228,591
Cochlear Ltd.	6,742	780,836
Codan Ltd.	33,792	723,486
Coles Group Ltd.	87,060	1,309,418
Commonwealth Bank of Australia	66,040	7,585,205
Computershare Ltd.	29,284	569,407
Corporate Travel Management Ltd.*^	16,060	118,302
Cromwell Property Group	474,840	128,461
CSL Ltd.	14,391	1,387,584
Dalrymple Bay Infrastructure Ltd.	95,191	329,241
Dexus	40,752	165,233
Dicker Data Ltd.	13,968	81,604
Downer EDI Ltd.	40,426	212,088
Dyno Nobel Ltd.	81,016	173,122
Eagers Automotive Ltd.	12,463	192,058
Evolution Mining Ltd.	103,828	897,431
EVT Ltd.	21,497	194,348
Goodman Group	54,125	946,773
GPT Group	172,377	534,816
GWA Group Ltd.	137,765	197,203
Hansen Technologies Ltd.	60,253	203,035
Harvey Norman Holdings Ltd.	75,390	254,559
Helia Group Ltd.	2,933	10,566
Iluka Resources Ltd.	20,224	91,419
Imdex Ltd.	128,312	337,463
Ingenia Communities Group	63,813	173,948
Insurance Australia Group Ltd.	44,952	225,981
IVE Group Ltd.	124,307	222,210
JB Hi-Fi Ltd.	6,635	329,099
Jumbo Interactive Ltd.	20,585	108,701
Lottery Corp. Ltd.	243,714	898,028
Lovisa Holdings Ltd.	12,737	184,591
Maas Group Holdings Ltd.	87,507	259,512
Macquarie Group Ltd.	10,934	1,512,193
Mader Group Ltd.	51,338	276,720
Medibank Pvt Ltd.	1,781	5,318
Metcash Ltd.	101,462	205,694
Mirvac Group	214,972	260,605
Monadelphous Group Ltd.	16,482	307,725
MyState Ltd.	501	1,510
National Australia Bank Ltd.	149,287	4,237,102
Nick Scali Ltd.	20,353	218,576
Northern Star Resources Ltd.	74,022	1,032,205
NRW Holdings Ltd.	41,270	148,961
Objective Corp. Ltd.	46,308	372,350
Orica Ltd.	26,216	360,184
Origin Energy Ltd.	113,875	965,553
Orora Ltd.	33,872	43,730
Perseus Mining Ltd.	100,245	353,588
Pro Medicus Ltd.	744	59,568
Propel Funeral Partners Ltd.(a)	83,871	232,645
Qantas Airways Ltd.	74,263	425,721
QBE Insurance Group Ltd.	18,117	263,429
Qube Holdings Ltd.	149,478	497,555
Ramelius Resources Ltd.	172,019	432,384
REA Group Ltd.	10,989	1,177,274
Redox Ltd.	80,375	181,661
Regis Healthcare Ltd.	55,551	234,369
Rio Tinto Ltd.(a)	22,174	2,451,633
Rio Tinto PLC	89,472	8,192,994
Scentre Group	529,677	1,204,416
SEEK Ltd.	17,844	170,488
SGH Ltd.	16,979	469,925
Sigma Healthcare Ltd.	458,854	832,813
SmartGroup Corp. Ltd.	28,489	160,195
SRG Global Ltd.	72,613	122,342
Steadfast Group Ltd.	613	1,784
Stockland	218,262	644,292
Suncorp Group Ltd.	15,018	166,116
Super Retail Group Ltd.	20,439	179,463
Supply Network Ltd.(a)	10,460	224,450
Technology One Ltd.	47,911	880,734
Telstra Group Ltd.	909,787	3,321,193
TPG Telecom Ltd.	123,949	341,269
Transurban Group	291,160	2,793,811
Universal Store Holdings Ltd.	24,567	131,074
Ventia Services Group Pty. Ltd.	95,893	343,491
Vicinity Ltd.	314,369	503,829
Vulcan Steel Ltd.	43,323	156,371
Waypoint REIT Ltd.	118,578	190,853
Wesfarmers Ltd.	65,306	3,261,125
Westgold Resources Ltd.	82,708	333,649
Westpac Banking Corp.	148,147	4,004,859
Whitehaven Coal Ltd.	46,823	296,639
WiseTech Global Ltd.	3,145	81,896
Woolworths Group Ltd.	54,992	1,371,347
Total Australia		86,885,150
Austria — 0.4%
ANDRITZ AG	5,295	363,003
BAWAG Group AG*(b)	2,233	333,186
CA Immobilien Anlagen AG	9,267	259,675
Erste Group Bank AG	15,410	1,642,374
Kontron AG	8,215	178,611

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Dynamic International Equity Fund (DDWM)
March 31, 2026

Investments	Shares	Value
Strabag SE, Bearer Shares	9,476	$934,602
Telekom Austria AG	36,115	379,082
UNIQA Insurance Group AG	581	10,055
Verbund AG	7,078	535,393
Vienna Insurance Group AG Wiener Versicherung Gruppe	2,488	176,014
voestalpine AG	8,927	389,005
Total Austria		5,201,000
Belgium — 1.1%
Ackermans & van Haaren NV	600	181,541
Ageas SA	6,243	453,530
Anheuser-Busch InBev SA	52,384	3,604,510
Barco NV	7,142	77,888
Bekaert SA	3,730	171,908
Elia Group SA*	4,758	722,550
Fagron	10,700	266,296
Financiere de Tubize SA	1,805	440,901
Ion Beam Applications(a)	10,554	157,841
KBC Group NV	26,759	3,221,914
Kinepolis Group NV(a)	8,144	244,441
Melexis NV(a)	10,720	649,076
Montea NV	5,969	449,787
Shurgard Self Storage Ltd.	9,333	267,224
Solvay SA	4,088	124,632
Syensqo SA	5,578	318,006
Tessenderlo Group SA	3,610	81,442
UCB SA	4,486	1,336,127
VGP NV	6,827	645,804
Warehouses De Pauw CVA	30,840	793,115
Total Belgium		14,208,533
Brazil — 0.0%
Yara International ASA	6,932	401,362
Chile — 0.1%
Antofagasta PLC	30,534	1,339,622
China — 0.5%
BOC Aviation Ltd.(b)	48,700	479,844
BOC Hong Kong Holdings Ltd.	895,500	4,888,574
Health & Happiness H&H International Holdings Ltd.	12,000	18,306
Morimatsu International Holdings Co. Ltd.(a)	65,000	54,718
Prosus NV*	27,662	1,242,377
VSTECS Holdings Ltd.	160,000	173,669
Total China		6,857,488
Denmark — 0.8%
AL Sydbank	2,824	224,034
Alm Brand AS	70,652	171,472
Ambu AS, Class B(a)	72,590	765,590
Carlsberg AS, Class B	3,568	441,887
Cementir Holding NV	7,632	134,718
Chemometec AS	238	11,039
Danske Bank AS	43,384	2,089,127
H Lundbeck AS	6,554	40,322
ISS AS	8,096	292,861
Novo Nordisk AS, Class B	146,392	5,212,001
Pandora AS	1,332	93,183
Royal Unibrew AS	3,102	250,871
Tryg AS	5,789	137,553
Vestas Wind Systems AS	19,182	562,410
Total Denmark		10,427,068
Finland — 1.6%
Aktia Bank OYJ	44	636
Elisa OYJ	11,821	570,957
Fortum OYJ	47,131	1,188,179
F-Secure OYJ	76,299	141,538
Harvia OYJ	5,274	200,835
Kalmar OYJ, Class B*	3,717	185,699
Kone OYJ, Class B	37,385	2,359,648
Konecranes OYJ	13,911	447,829
Marimekko OYJ	10,460	122,448
Metso OYJ	70,549	1,198,164
Neste OYJ	29,064	935,977
Nokian Renkaat OYJ(a)	22,705	237,801
Nordea Bank Abp	440,329	7,445,317
Orion OYJ, Class B	12,193	979,199
Outokumpu OYJ	64,062	342,489
Puuilo OYJ	27,603	400,415
Sampo OYJ, Class A	98,271	1,041,922
Sanoma OYJ	20,249	208,811
Talenom OYJ(a)	29,255	42,809
Terveystalo OYJ(b)	15,028	149,777
Valmet OYJ(a)	11,083	311,201
Wartsila OYJ Abp	32,599	1,191,045
Total Finland		19,702,696
France — 8.2%
Accor SA	23,278	1,089,465
Aeroports de Paris SA	6,373	768,075
Air Liquide SA	16,304	3,342,310
Airbus SE	14,002	2,594,525
Amundi SA(b)	2,711	229,117
Antin Infrastructure Partners SA(a)	9,266	109,325
AXA SA	231,486	10,466,019
Ayvens SA(b)	48,001	554,174
BioMerieux	7,716	816,136
BNP Paribas SA	97,917	9,137,288
Bouygues SA	20,460	1,164,792
Bureau Veritas SA	22,791	674,877
Cie de Saint-Gobain SA	15,975	1,289,552
Cie des Alpes	7,432	202,090
Cie Generale des Etablissements Michelin SCA	40,105	1,348,840
Covivio SA	9,837	580,877
Credit Agricole SA	215,095	3,947,971
Danone SA	42,153	3,353,182
Dassault Aviation SA	3,292	1,210,739
Dassault Systemes SE	9,527	189,573
Edenred SE	2,973	58,439
Eiffage SA	3,307	499,724
Elis SA	7,577	211,970
Engie SA	262,641	8,385,459
EssilorLuxottica SA	11,108	2,539,249

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Dynamic International Equity Fund (DDWM)
March 31, 2026

Investments	Shares	Value
Exosens SAS	11,828	$834,047
Gaztransport & Technigaz SA	5,466	1,279,738
Getlink SE	65,307	1,397,332
Hermes International SCA	1,696	3,144,197
Interparfums SA	15,036	395,691
Ipsen SA	1,531	282,948
Kering SA	4,124	1,219,279
Klepierre SA	27,329	1,020,856
Lectra	4,802	92,399
Legrand SA	11,746	1,782,393
LISI SA	5,890	355,610
L'Oreal SA	16,173	6,509,972
LVMH Moet Hennessy Louis Vuitton SE	18,715	9,986,020
Nexans SA	1,676	221,882
Opmobility	9,840	169,838
Orange SA	200,956	4,092,495
Planisware SA	24,838	411,532
Publicis Groupe SA	13,804	1,126,708
Rexel SA	19,219	736,957
Rubis SCA	8,067	320,299
Safran SA	8,556	2,754,387
Societe Generale SA	8,607	612,473
SPIE SA	9,954	491,332
Technip Energies NV	9,813	413,593
Thales SA	5,814	1,688,790
Valeo SE	12,685	150,980
Vallourec SACA	16,511	413,771
Veolia Environnement SA	50,154	1,887,338
Vicat SACA	4,234	303,925
Vinci SA	34,192	5,056,479
Vusion/France(a)	342	43,149
Wendel SE	8	709
Total France		103,960,887
Georgia — 0.0%
Lion Finance Group PLC	2,271	277,914
TBC Bank Group PLC	1,778	95,662
Total Georgia		373,576
Germany — 6.4%
adidas AG	5,089	801,253
AIXTRON SE	31,015	1,168,550
Allianz SE, Registered Shares	21,166	8,762,415
Alzchem Group AG	2,115	414,273
Aurubis AG	1,588	274,454
BASF SE	62,831	3,793,439
Bayer AG, Registered Shares	8,254	374,561
Bayerische Motoren Werke AG	40,264	3,618,590
Bechtle AG	7,187	241,470
Beiersdorf AG	5,172	456,354
Bilfinger SE	3,486	393,624
Cancom SE(a)	5,836	162,390
Commerzbank AG	30,555	1,083,976
Continental AG	5,780	396,919
CTS Eventim AG & Co. KGaA	11,885	680,039
Daimler Truck Holding AG	68,207	3,259,048
Dermapharm Holding SE(a)	2,822	137,539
Deutsche Bank AG, Registered Shares	29,027	839,969
Deutsche Boerse AG	1,810	523,664
Deutsche Lufthansa AG, Registered Shares	41,989	348,140
Deutsche Post AG, Registered Shares	75,374	3,886,354
Deutsche Telekom AG, Registered Shares	222,612	8,194,968
Deutz AG	27,052	263,069
DWS Group GmbH & Co. KGaA(b)	5,228	327,388
E.ON SE	115,206	2,516,757
Eckert & Ziegler SE	23,507	395,979
Elmos Semiconductor SE	4,303	712,948
Fielmann Group AG(a)	9,471	475,239
Freenet AG	5,710	173,819
Fresenius Medical Care AG	3,074	136,610
Fresenius SE & Co. KGaA	8,335	425,631
Friedrich Vorwerk Group SE	4,212	339,715
GEA Group AG	8,126	573,002
Hannover Rueck SE	1,641	506,345
Heidelberg Materials AG	7,049	1,448,533
Henkel AG & Co. KGaA	5,408	385,082
Hensoldt AG(a)	8,827	768,887
HochTief AG	4,035	1,779,686
Indus Holding AG	6,472	197,611
Infineon Technologies AG	31,385	1,374,148
KION Group AG	3,873	198,401
Knorr-Bremse AG	6,763	757,025
Krones AG	1,029	136,583
MTU Aero Engines AG	1,355	483,982
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	4,259	2,646,954
Nemetschek SE	12,060	885,145
PNE AG	31,055	301,996
RENK Group AG	14,755	860,916
Rheinmetall AG	978	1,627,737
RWE AG	26,951	1,791,133
SAF-Holland SE	9,836	186,088
SAP SE	16,529	2,797,668
Schaeffler AG	76,159	619,079
Schott Pharma AG & Co. KGaA	33,187	516,979
Scout24 SE(b)	10,349	786,992
Siemens AG, Registered Shares	25,674	6,084,931
Siemens Healthineers AG(b)	34,367	1,437,395
Sirius Real Estate Ltd.	362,004	442,049
Softwareone Holding AG(a)	16,506	142,968
Stroeer SE & Co. KGaA(a)	5,678	199,210
Symrise AG	6,064	511,723
TAG Immobilien AG	16,242	251,517
Talanx AG	4,049	492,651
Traton SE*(a)	54,703	1,942,547
Vonovia SE	56,708	1,408,708
Vossloh AG	4,312	337,843
Wacker Neuson SE	4,086	85,119
Total Germany		80,545,777
Hong Kong — 2.0%
AIA Group Ltd.	261,600	2,831,147
ASMPT Ltd.	38,700	490,154
Bank of East Asia Ltd.	949	1,582

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Dynamic International Equity Fund (DDWM)
March 31, 2026

Investments	Shares	Value
Cathay Pacific Airways Ltd.	964,000	$1,379,567
CK Asset Holdings Ltd.	91,000	516,040
CK Infrastructure Holdings Ltd.	184,000	1,467,973
CLP Holdings Ltd.	94,500	885,915
Dah Sing Banking Group Ltd.	81,200	125,836
DFI Retail Group Holdings Ltd., Registered Shares	60,000	250,800
Hang Lung Group Ltd.	85,000	161,648
HKT Trust & HKT Ltd.	560,000	872,835
Hong Kong & China Gas Co. Ltd.	1,052,816	953,419
Hong Kong Exchanges & Clearing Ltd.	58,259	2,887,611
Hongkong Land Holdings Ltd.	98,500	765,345
Johnson Electric Holdings Ltd.	17,000	50,522
Luk Fook Holdings International Ltd.	38,000	112,640
MTR Corp. Ltd.	313,143	1,277,303
Nissin Foods Co. Ltd.	165,000	151,737
Pacific Basin Shipping Ltd.	595,000	217,048
PCCW Ltd.	827,000	611,796
Power Assets Holdings Ltd.	165,500	1,288,714
Prudential PLC	20,368	278,799
Sun Hung Kai Properties Ltd.	108,000	1,779,750
SUNeVision Holdings Ltd.(a)	508,000	349,889
Swire Pacific Ltd., Class B	202,500	330,604
Swire Properties Ltd.	448,400	1,300,555
Techtronic Industries Co. Ltd.	92,000	1,198,082
Time Interconnect Technology Ltd.	333,000	656,214
WH Group Ltd.(b)	1,657,000	2,168,417
Total Hong Kong		25,361,942
Indonesia — 0.1%
Bumitama Agri Ltd.	402,200	573,614
First Pacific Co. Ltd.	244,000	170,547
First Resources Ltd.	83,100	186,792
Jardine Matheson Holdings Ltd.	5,400	384,210
Total Indonesia		1,315,163
Ireland — 0.2%
AIB Group PLC	164,517	1,708,852
Bank of Ireland Group PLC	537	9,550
Cairn Homes PLC	139,386	337,261
COSMO Pharmaceuticals NV	4,057	418,549
Glanbia PLC	8,080	157,801
Total Ireland		2,632,013
Israel — 1.3%
Amot Investments Ltd.	53,124	323,539
Aura Investments Ltd.(a)	57,661	346,970
Azorim-Investment Development & Construction Co. Ltd.*(a)	41,668	248,095
Azrieli Group Ltd.	6,421	851,456
Bank Hapoalim BM	25,010	580,755
Bank Leumi Le-Israel BM	22,874	505,582
Bezeq The Israeli Telecommunication Corp. Ltd.	145,108	344,215
Big Shopping Centers Ltd.	3,487	791,601
Danya Cebus Ltd.	6,523	334,672
Delek Group Ltd.	602	201,850
Elbit Systems Ltd.	2,141	1,788,066
Energean PLC	38,639	440,236
Energix-Renewable Energies Ltd.	108,102	647,071
FIBI Holdings Ltd.	26	2,484
First International Bank of Israel Ltd.	48	3,683
Gav-Yam Lands Corp. Ltd.(a)	13,906	157,844
Harel Insurance Investments & Financial Services Ltd.	5,440	299,954
Hilan Ltd.	5,227	321,152
ICL Group Ltd.(a)	38,032	195,008
Inrom Construction Industries Ltd.(a)	24,870	193,762
Israel Canada TR Ltd.(a)	69,673	386,373
Israel Discount Bank Ltd., Class A	1,667	16,620
Isramco Negev 2 LP(a)	344,683	231,426
Land Development Nimrodi Group Ltd.(a)	15,581	169,849
Matrix IT Ltd.	20,276	559,578
Mediterranean Towers Ltd.	59,455	314,457
Mega Or Holdings Ltd.(a)	8,351	1,323,994
Mivne Real Estate KD Ltd.*	64,385	265,696
Mizrahi Tefahot Bank Ltd.	60	4,329
Neto Malinda Trading Ltd.	3,616	176,477
Newmed Energy LP(a)	108,845	620,149
Next Vision Stabilized Systems Ltd.	20,870	2,015,946
One Software Technologies Ltd.	17,498	326,962
Phoenix Financial Ltd.	8,154	428,682
Plus500 Ltd.	3,315	177,832
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	3,350	399,560
Ratio Energies Finance LP	188,594	259,821
Retailors Ltd.(a)	1,302	14,144
Sisram Medical Ltd.(b)	258,400	107,774
Strauss Group Ltd.	13,903	608,518
Total Israel		16,986,182
Italy — 5.2%
A2A SpA	85,190	238,323
ACEA SpA	11,814	303,550
Alerion Cleanpower SpA	7,624	179,201
Arnoldo Mondadori Editore SpA	11,053	25,369
Azimut Holding SpA	8,795	327,822
Banca Generali SpA	5,262	308,600
Banca Mediolanum SpA	27,893	555,350
Banca Monte dei Paschi di Siena SpA	203,901	1,744,860
Banco BPM SpA	163,411	2,233,026
BPER Banca SpA	161,563	2,072,812
Brembo NV	7,334	68,574
Brunello Cucinelli SpA(a)	10,000	859,311
Carel Industries SpA(b)	30,809	782,734
Coca-Cola HBC AG*	23,881	1,337,144
Credito Emiliano SpA	17,502	292,807
De' Longhi SpA	7,480	258,381
DiaSorin SpA(a)	3,463	239,324
El.En. SpA	14,775	209,222
Enav SpA(b)	82,714	492,717
Enel SpA	809,817	8,747,541
ERG SpA	7,715	195,207
Ferrari NV	5,024	1,672,920
Ferretti SpA(a)	10,096	46,414

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Dynamic International Equity Fund (DDWM)
March 31, 2026

Investments	Shares	Value
FinecoBank Banca Fineco SpA	10,417	$227,267
Generali	53,564	2,129,834
Hera SpA	49,129	224,841
Infrastrutture Wireless Italiane SpA(a)(b)	111,059	877,181
Intesa Sanpaolo SpA	2,174,712	12,931,932
Iren SpA	39,607	111,259
Italgas SpA	114,280	1,320,684
Leonardo SpA	15,116	1,010,863
Lottomatica Group SpA	30,887	881,159
Maire SpA	33,408	511,953
Moncler SpA	17,972	1,064,357
Orsero SpA	6,922	119,314
Poste Italiane SpA(a)(b)	83,642	1,940,938
PRADA SpA	164,400	774,170
Prysmian SpA	8,573	975,730
RAI Way SpA(b)	51,971	351,501
Recordati Industria Chimica & Farmaceutica SpA	15,017	848,519
Reply SpA	5,460	507,999
Rizzoli Corriere Della Sera Mediagroup SpA	234,042	255,910
Ryanair Holdings PLC	50,654	1,393,137
Saipem SpA(a)	161,641	728,954
Snam SpA	239,004	1,804,843
SOL SpA	9,822	666,566
Technogym SpA(b)	39,030	779,786
Terna - Rete Elettrica Nazionale	140,037	1,591,562
UniCredit SpA	112,069	7,858,601
Unipol Assicurazioni SpA	17,055	389,969
Wiit SpA(a)	7,098	213,863
Total Italy		65,683,901
Ivory Coast — 0.1%
Endeavour Mining PLC	10,137	596,197
Japan — 24.4%
&Do Holdings Co. Ltd.	15,600	106,883
ABC-Mart, Inc.	26,000	412,741
ADEKA Corp.	4,900	111,189
Advantest Corp.	13,700	1,750,713
Aeon Co. Ltd.	60,065	711,500
Aica Kogyo Co. Ltd.	1,300	29,581
Aichi Financial Group, Inc.	39,300	339,172
Aida Engineering Ltd.	21,400	144,066
Ain Holdings, Inc.	3,700	130,845
Air Water, Inc.	14,000	186,957
Airport Facilities Co. Ltd.	56,800	342,749
Aisin Corp.	15,000	204,413
AIT Corp.	15,900	218,976
Ajinomoto Co., Inc.	52,700	1,456,546
Alfresa Holdings Corp.	7,700	122,356
Alps Alpine Co. Ltd.	13,500	176,674
Altech Corp.	8,200	132,569
Amada Co. Ltd.	41,600	565,074
Amano Corp.	12,700	301,594
Anritsu Corp.	33,200	571,385
Aoyama Trading Co. Ltd.	27,600	139,657
Arcs Co. Ltd.	4,100	97,417
Arealink Co. Ltd.	13,800	92,468
Ariake Japan Co. Ltd.	10,700	376,642
Artner Co. Ltd.	10,900	130,726
As One Corp.	35,500	491,810
Asahi Co. Ltd.	37,000	309,554
Asahi Diamond Industrial Co. Ltd.	18,200	135,222
Asahi Intecc Co. Ltd.	67,200	1,409,979
Asahi Kasei Corp.	49,792	472,287
Asahi Net, Inc.	50,600	205,784
Asanuma Corp.	57,600	354,818
Asics Corp.	51,100	1,334,915
Astellas Pharma, Inc.	123,600	1,957,058
Axial Retailing, Inc.	17,600	137,512
Azbil Corp.	65,100	554,060
Bandai Namco Holdings, Inc.	42,400	1,030,617
Baroque Japan Ltd.(a)	41,200	194,489
Base Co. Ltd.	4,900	97,637
BayCurrent, Inc.	3,800	108,418
Belluna Co. Ltd.	15,400	84,216
BIPROGY, Inc.	14,000	406,562
Bridgestone Corp.	68,000	1,396,417
Business Brain Showa-Ota, Inc.	17,100	100,177
C Uyemura & Co. Ltd.	3,000	371,865
Canon Marketing Japan, Inc.	9,800	212,521
Canon, Inc.	58,800	1,610,356
Capcom Co. Ltd.	47,100	991,205
Careerlink Co. Ltd.	10,000	152,115
Cawachi Ltd.	5,800	109,044
Central Automotive Products Ltd.	21,000	249,085
Central Japan Railway Co.	3,800	97,550
Change Holdings, Inc.	17,000	99,378
Charm Care Corp. KK	10,700	86,628
Chino Corp.	15,300	139,642
Chubu Electric Power Co., Inc.	18,400	298,628
Chubu Steel Plate Co. Ltd.	8,400	128,146
Chugai Pharmaceutical Co. Ltd.	48,100	2,603,489
Chugoku Electric Power Co., Inc.	15,000	94,069
Chugoku Marine Paints Ltd.	14,800	303,275
Citizen Watch Co. Ltd.	36,700	384,094
CKD Corp.	10,500	281,822
Cleanup Corp.	59,200	342,719
Coca-Cola Bottlers Japan Holdings, Inc.	7,500	169,715
COMSYS Holdings Corp.	4,100	128,368
Comture Corp.	13,700	124,608
Cosmos Pharmaceutical Corp.	4,700	202,015
Create Restaurants Holdings, Inc.(a)	109,700	526,124
Create SD Holdings Co. Ltd.	2,600	54,013
Creek & River Co. Ltd.	11,800	104,582
CTS Co. Ltd.	43,700	247,768
Curves Holdings Co. Ltd.	21,200	98,744
CyberAgent, Inc.	76,400	637,027
Cybozu, Inc.	30,600	397,575
Dai Nippon Printing Co. Ltd.	8,600	152,847
Dai Nippon Toryo Co. Ltd.	7,700	59,194
Dai-Dan Co. Ltd.	17,000	280,288
Daido Steel Co. Ltd.	15,400	175,451
Daiei Kankyo Co. Ltd.	21,700	529,917

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Dynamic International Equity Fund (DDWM)
March 31, 2026

Investments	Shares	Value
Daifuku Co. Ltd.	23,300	$794,095
Daihatsu Infinearth Mfg Co. Ltd.	4,400	56,697
Daihen Corp.	4,300	301,911
Daiichi Life Group, Inc.	40,000	357,282
Daiichi Sankyo Co. Ltd.	53,000	921,478
Daiki Aluminium Industry Co. Ltd.	36,400	321,923
Daikin Industries Ltd.	8,300	974,829
Daikyonishikawa Corp.	59,200	308,112
Daito Trust Construction Co. Ltd.	15,700	362,968
Daiwa House Industry Co. Ltd.	14,000	432,786
Daiwa Securities Group, Inc.	39,500	362,499
Dear Life Co. Ltd.	15,400	100,382
Denso Corp.	109,900	1,345,341
Dentsu Soken, Inc.	48,400	599,334
Dexerials Corp.	37,900	503,737
DIC Corp.	7,200	165,461
Digital Arts, Inc.	3,400	110,277
Dip Corp.(a)	29,700	388,122
Disco Corp.	4,800	1,847,709
DMG Mori Co. Ltd.	26,100	388,161
Double Standard, Inc.	15,100	129,654
Doutor Nichires Holdings Co. Ltd.	10,500	193,645
DTS Corp.	43,700	282,104
East Japan Railway Co.	39,600	902,319
Ebara Corp.	24,300	649,772
Eisai Co. Ltd.	25,600	783,818
Electric Power Development Co. Ltd.	5,500	149,730
ENEOS Holdings, Inc.	112,400	996,544
Exedy Corp.	3,800	132,089
EXEO Group, Inc.	19,500	327,084
FANUC Corp.	43,900	1,463,057
Fast Retailing Co. Ltd.	6,700	2,595,518
Ferrotec Corp.	7,700	303,954
Food & Life Cos. Ltd.	23,300	1,357,665
France Bed Holdings Co. Ltd.	5,500	44,701
Fuji Corp. Ltd.	8,400	42,399
Fuji Die Co. Ltd.	18,700	135,880
Fuji Electric Co. Ltd.	3,600	239,412
Fuji Kyuko Co. Ltd.	15,200	232,362
Fuji Oil Co. Ltd.	12,400	279,894
Fuji Pharma Co. Ltd.	8,000	119,077
FUJIFILM Holdings Corp.	40,200	749,596
Fujikura Composites, Inc.	11,600	173,464
Fujikura Ltd.	84,300	2,167,245
Fujimi, Inc.	17,800	300,191
Fujitsu Ltd.	42,400	845,388
Fujiya Co. Ltd.(a)	7,300	113,430
Fukui Computer Holdings, Inc.	6,500	126,658
FULLCAST Holdings Co. Ltd.	9,700	100,908
Funai Soken Holdings, Inc.	40,200	288,316
Furukawa Electric Co. Ltd.	2,000	361,871
Furuno Electric Co. Ltd.	7,500	287,102
Fuso Chemical Co. Ltd.	21,300	364,975
Futaba Industrial Co. Ltd.	50,700	305,303
Future Corp.	46,500	464,737
G-7 Holdings, Inc.	17,100	144,139
Gecoss Corp.	36,900	403,351
Giken Ltd.(a)	15,400	188,180
GLOBERIDE, Inc.	8,000	105,349
Glory Ltd.	7,500	187,394
Goldwin, Inc.	36,500	507,499
Grandy House Corp.	54,800	190,486
grems, Inc.	8,800	151,728
G-Tekt Corp.	5,300	60,066
Gunma Bank Ltd.	6,300	81,675
Gunze Ltd.	3,400	79,075
Hankyu Hanshin Holdings, Inc.	3,800	108,728
Happinet Corp.	16,200	273,615
Hard Off Corp. Co. Ltd.	12,000	147,313
Harima Chemicals Group, Inc.	50,000	285,687
Harmonic Drive Systems, Inc.	20,100	437,781
Haseko Corp.	13,800	250,298
Hazama Ando Corp.	14,500	177,912
Heiwado Co. Ltd.	6,700	124,912
Hiday Hidaka Corp.	14,800	274,901
Hioki EE Corp.	3,700	163,266
Hirogin Holdings, Inc.	19,600	211,782
Hirose Electric Co. Ltd.	2,700	342,316
Hitachi Construction Machinery Co. Ltd.	9,200	304,816
Hitachi Ltd.	81,500	2,286,857
Hokkaido Electric Power Co., Inc.	11,300	75,007
Hokkaido Gas Co. Ltd.	51,700	283,052
Hokuto Corp.	5,100	61,005
Honda Motor Co. Ltd.	313,400	2,477,217
Hoosiers Holdings Co. Ltd.	14,800	110,705
Horiba Ltd.	2,700	303,196
Hoshizaki Corp.	18,900	600,181
Hoya Corp.	10,200	1,702,244
HU Group Holdings, Inc.	17,000	340,983
Hulic Co. Ltd.	53,500	615,238
Hyakujushi Bank Ltd.	6,000	78,786
Ibiden Co. Ltd.	10,200	472,653
Ichibanya Co. Ltd.	69,300	400,319
Ichigo, Inc.	74,300	217,637
Idemitsu Kosan Co. Ltd.	44,300	429,244
IHI Corp.	45,900	905,363
I'll, Inc.	8,000	119,630
Inaba Denki Sangyo Co. Ltd.	12,600	205,921
Infomart Corp.	80,200	234,414
Innotech Corp.	6,600	99,608
Inpex Corp.	58,900	1,731,939
Insource Co. Ltd.	35,700	156,857
Intelligent Wave, Inc.	19,900	119,082
Internet Initiative Japan, Inc.	42,200	649,221
Ise Chemicals Corp.(a)	13,900	456,955
Isetan Mitsukoshi Holdings Ltd.	10,100	181,158
Ishihara Sangyo Kaisha Ltd.	18,100	314,125
Isuzu Motors Ltd.	22,100	308,530
Ito En Ltd.	13,600	254,450
ITOCHU Corp.	231,400	2,871,955
Itochu Enex Co. Ltd.	4,400	55,066
Itoham Yonekyu Holdings, Inc.	4,760	171,742
Itoki Corp.	14,600	277,610
Iyogin Holdings, Inc.	38,400	683,206

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Dynamic International Equity Fund (DDWM)
March 31, 2026

Investments	Shares	Value
J Front Retailing Co. Ltd.	14,000	$212,433
JAC Recruitment Co. Ltd.	52,200	278,571
JALCO Holdings, Inc.	56,000	126,017
Japan Airlines Co. Ltd.	7,600	122,272
Japan Airport Terminal Co. Ltd.	8,500	275,533
Japan Business Systems, Inc.	8,000	73,568
Japan Elevator Service Holdings Co. Ltd.	48,900	498,713
Japan Exchange Group, Inc.	5,200	59,047
Japan Lifeline Co. Ltd.	6,200	53,352
Japan Material Co. Ltd.	37,600	371,769
Japan Property Management Center Co. Ltd.	22,000	181,155
Japan Steel Works Ltd.	16,100	847,150
Japan Tobacco, Inc.	127,200	4,813,276
Japan Wool Textile Co. Ltd.	5,400	60,996
JCU Corp.	8,300	277,554
Jeol Ltd.	11,400	409,810
JINS Holdings, Inc.	7,900	253,749
JMDC, Inc.*	22,300	454,158
JSP Corp.	7,500	107,251
JTEKT Corp.	20,900	214,859
JX Advanced Metals Corp.	41,300	859,800
Kajima Corp.	6,600	245,058
Kakaku.com, Inc.	18,000	234,603
Kakiyasu Honten Co. Ltd.(a)	8,700	155,855
Kamakura Shinsho Ltd.(a)	40,300	117,032
Kamigumi Co. Ltd.	6,500	222,754
Kandenko Co. Ltd.	10,300	379,525
Kaneka Corp.	2,400	72,336
Kanematsu Corp.	20,400	282,810
Kansai Electric Power Co., Inc.	19,215	312,158
Kansai Paint Co. Ltd.	6,400	94,276
Kao Corp.	15,600	605,801
Kasumigaseki Capital Co. Ltd.	7,900	311,352
Katitas Co. Ltd.	17,400	341,241
Kawasaki Heavy Industries Ltd.	55,300	1,007,003
KDDI Corp.	182,600	3,125,973
KeePer Technical Laboratory Co. Ltd.	12,700	238,369
Keihan Holdings Co. Ltd.	2,500	50,757
Keikyu Corp.	14,200	136,118
Keio Corp.	17,500	84,843
Keisei Electric Railway Co. Ltd.	9,800	72,380
Kewpie Corp.	6,400	162,162
Keyence Corp.	4,130	1,424,174
KH Neochem Co. Ltd.	6,100	103,948
Kikkoman Corp.	77,900	702,662
Kirin Holdings Co. Ltd.	14,000	222,201
Ki-Star Real Estate Co. Ltd.	6,000	123,515
Kobe Bussan Co. Ltd.	38,000	825,017
Kobe Steel Ltd.	12,000	142,561
Koei Tecmo Holdings Co. Ltd.	63,100	637,981
Kokusai Electric Corp.	44,200	1,392,485
Kokuyo Co. Ltd.	53,800	290,119
Komatsu Ltd.	51,500	1,946,505
KOMEDA Holdings Co. Ltd.	14,000	260,394
Konami Group Corp.	7,800	947,973
Koshidaka Holdings Co. Ltd.	38,700	261,989
Kotobuki Spirits Co. Ltd.	45,400	522,375
Kraftia Corp.	4,100	240,887
K's Holdings Corp.	12,300	129,386
Kura Sushi, Inc.(a)	8,500	193,413
Kuraray Co. Ltd.	10,500	108,868
Kureha Corp.	5,400	133,905
Kurita Water Industries Ltd.	6,700	308,615
Kusuri no Aoki Holdings Co. Ltd.	20,400	496,119
KYB Corp.	7,900	205,830
Kyoei Steel Ltd.	9,900	144,433
Kyokuto Boeki Kaisha Ltd.	14,700	171,218
Kyorin Pharmaceutical Co. Ltd.	6,300	65,142
Kyoritsu Maintenance Co. Ltd.	17,600	269,216
Kyushu Railway Co.	7,500	177,400
LA Holdings Co. Ltd.	2,000	110,252
Lasertec Corp.	9,900	2,075,335
Leopalace21 Corp.	38,000	151,675
Life Corp.	12,400	197,976
LIKE, Inc.	17,200	167,686
Lintec Corp.	4,400	123,905
Lixil Corp.	9,100	92,750
LY Corp.	127,400	306,468
M3, Inc.*	55,400	559,084
Macnica Holdings, Inc.	20,900	303,535
Maeda Kosen Co. Ltd.	25,500	309,353
Makita Corp.	3,300	105,312
Marubeni Corp.	60,900	2,150,583
Maruwa Co. Ltd.	2,800	929,285
Matching Service Japan Co. Ltd.	19,400	119,871
MatsukiyoCocokara & Co.	41,500	658,929
Max Co. Ltd.	48,300	487,281
Mazda Motor Corp.	16,300	106,454
McDonald's Holdings Co. Japan Ltd.(a)	11,000	571,123
Mebuki Financial Group, Inc.	54,400	407,940
Medipal Holdings Corp.	8,400	155,127
Meidensha Corp.	7,100	334,716
Meiko Electronics Co. Ltd.	7,000	1,062,166
MEITEC Group Holdings, Inc.	8,800	180,823
Meiwa Corp.	60,500	300,047
Meiwa Estate Co. Ltd.	19,400	117,310
Micronics Japan Co. Ltd.	8,300	482,067
Milbon Co. Ltd.	13,300	225,554
Minebea Mitsumi, Inc.	14,900	237,422
MISUMI Group, Inc.	24,400	402,679
Mitsubishi Corp.	168,700	5,638,179
Mitsubishi Electric Corp.	66,500	2,084,996
Mitsubishi Estate Co. Ltd.	37,800	1,026,675
Mitsubishi Gas Chemical Co., Inc.	7,900	178,518
Mitsubishi Heavy Industries Ltd.	76,200	2,022,708
Mitsubishi Logisnext Co. Ltd.*	27,800	267,009
Mitsubishi Logistics Corp.	17,100	141,989
Mitsubishi Materials Corp.	10,000	302,659
Mitsubishi Research Institute, Inc.	3,100	90,901
Mitsubishi UFJ Financial Group, Inc.	504,700	8,248,287
Mitsui & Co. Ltd.	110,900	4,153,958
Mitsui Fudosan Co. Ltd.	114,500	1,191,494
Mitsui High-Tec, Inc.	81,500	301,738
Mitsui Kinzoku Co. Ltd.	1,500	264,379

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Dynamic International Equity Fund (DDWM)
March 31, 2026

Investments	Shares	Value
Mitsui-Soko Holdings Co. Ltd.	4,200	$105,442
Miura Co. Ltd.	19,800	386,566
Mizuho Financial Group, Inc.	71,050	2,718,470
Mizuho Medy Co. Ltd.	42,000	477,315
Mizuno Corp.	11,100	235,131
Modec, Inc.	1,100	101,433
Monogatari Corp.	8,700	255,657
MonotaRO Co. Ltd.	99,800	1,069,577
Moriroku Co. Ltd.	7,500	112,766
Morito Co. Ltd.	14,000	162,185
MOS Food Services, Inc.	5,800	154,579
MS&AD Insurance Group Holdings, Inc.	15,700	397,903
MTG Co. Ltd.	13,100	501,471
Murata Manufacturing Co. Ltd.	64,900	1,390,685
Musashi Seimitsu Industry Co. Ltd.	20,100	331,273
Nabtesco Corp.	5,100	123,164
Nagase & Co. Ltd.	20,800	151,009
Nakanishi, Inc.	25,700	436,491
NANKAI Co. Ltd.	4,900	94,495
Nareru Group, Inc.	7,600	113,123
NEC Corp.	27,700	669,647
Nexon Co. Ltd.	21,500	395,836
Nextage Co. Ltd.	18,200	357,502
NH Foods Ltd.	3,000	132,566
NHK Spring Co. Ltd.	8,400	127,988
Nichias Corp.	10,800	195,953
Nichicon Corp.	16,600	178,949
NIDEC Corp.*	34,800	430,051
Nifco, Inc.	3,000	82,802
Nihon Flush Co. Ltd.	36,000	180,577
Nihon Kohden Corp.	5,400	49,387
Nikkiso Co. Ltd.	18,100	282,496
Nikko Co. Ltd.	52,000	254,950
Nikkon Holdings Co. Ltd.	15,500	414,366
Nikon Corp.	42,100	499,622
Nintendo Co. Ltd.	27,900	1,538,893
Nippn Corp.	7,000	119,373
Nippon Aqua Co. Ltd.	41,600	182,518
Nippon Electric Glass Co. Ltd.	4,500	167,254
Nippon Gas Co. Ltd.	16,800	309,885
Nippon Light Metal Holdings Co. Ltd.	7,100	123,890
Nippon Paint Holdings Co. Ltd.	124,600	764,564
Nippon Paper Industries Co. Ltd.	7,000	55,836
Nippon Sanso Holdings Corp.	15,800	549,509
Nippon Shokubai Co. Ltd.	5,600	79,904
Nippon Signal Co. Ltd.	45,200	454,585
Nippon Soda Co. Ltd.	7,000	153,781
Nippon Steel Corp.	282,600	1,023,002
Nippon Thompson Co. Ltd.	61,200	328,139
Nishimatsu Construction Co. Ltd.	3,200	115,034
Nissan Chemical Corp.	13,400	504,953
Nisshin Seifun Group, Inc.	9,600	126,449
Nisso Holdings Co. Ltd.	45,800	174,460
Niterra Co. Ltd.	9,800	445,186
Nitto Boseki Co. Ltd.	8,300	977,698
Nitto Denko Corp.	38,000	731,862
Nittoc Construction Co. Ltd.	52,600	408,329
Noevir Holdings Co. Ltd.	6,300	178,993
NOF Corp.	20,300	395,690
Nohmi Bosai Ltd.	10,600	273,179
Nomura Co. Ltd.	39,500	317,559
Nomura Holdings, Inc.	53,400	404,134
Nomura Micro Science Co. Ltd.	11,800	224,741
Nomura Real Estate Holdings, Inc.	59,900	380,470
Nomura Research Institute Ltd.	34,600	942,154
NS Solutions Corp.	19,800	455,765
NS Tool Co. Ltd.	52,500	271,262
NSD Co. Ltd.	30,000	516,783
NSK Ltd.	8,300	56,737
NTN Corp.	114,500	229,806
NTT, Inc.	3,984,700	3,937,362
Obayashi Corp.	37,200	878,265
OBIC Business Consultants Co. Ltd.	18,100	710,052
Obic Co. Ltd.	38,900	941,874
Odakyu Electric Railway Co. Ltd.	11,700	120,979
Ohsho Food Service Corp.	20,800	403,998
Oiles Corp.	8,800	131,925
Oji Holdings Corp.	51,200	272,687
Okamoto Machine Tool Works Ltd.	4,200	99,529
Okamura Corp.	7,900	122,406
Okinawa Cellular Telephone Co.	16,000	345,465
OKUMA Corp.	6,700	147,822
Olympus Corp.	5,800	54,267
Ono Pharmaceutical Co. Ltd.	10,900	172,006
Open House Group Co. Ltd.	6,600	415,067
Open Up Group, Inc.	19,800	221,535
Oracle Corp.	13,900	752,010
Organo Corp.	10,800	923,930
Oriental Land Co. Ltd.	53,700	911,371
Osaka Gas Co. Ltd.	9,000	360,984
Osaka Soda Co. Ltd.	22,300	239,274
OSG Corp.	37,400	594,770
Otsuka Corp.	18,400	349,402
Otsuka Holdings Co. Ltd.	9,400	650,537
PAL GROUP Holdings Co. Ltd.	46,100	419,881
PALTAC Corp.	1,600	48,395
Pan Pacific International Holdings Corp.	111,900	681,008
Panasonic Holdings Corp.	70,400	1,144,127
Park24 Co. Ltd.	43,300	513,727
PCA Corp.	9,200	93,972
Penta-Ocean Construction Co. Ltd.	53,000	542,027
Persol Holdings Co. Ltd.	257,200	373,457
PHC Holdings Corp.	14,900	101,993
Pigeon Corp.	15,900	163,208
PILLAR Corp.	7,200	316,802
Plus Alpha Consulting Co. Ltd.	19,100	243,357
Pola Orbis Holdings, Inc.	22,100	181,631
Press Kogyo Co. Ltd.	55,800	284,103
Prima Meat Packers Ltd.	8,400	144,145
Quick Co. Ltd.	23,400	123,111
Rakus Co. Ltd.	22,000	102,775
Recruit Holdings Co. Ltd.	19,400	795,804
Relo Group, Inc.	16,800	199,585
Resona Holdings, Inc.	21,600	233,868

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Dynamic International Equity Fund (DDWM)
March 31, 2026

Investments	Shares	Value
Resonac Holdings Corp.	6,900	$425,129
Resorttrust, Inc.	20,900	227,996
Retail Partners Co. Ltd.	11,000	86,913
Rigaku Holdings Corp.	59,300	746,235
Riken Keiki Co. Ltd.	7,800	143,164
Riken Vitamin Co. Ltd.	9,800	176,916
Rinnai Corp.	4,100	94,298
Rohm Co. Ltd.	42,800	821,349
Rohto Pharmaceutical Co. Ltd.	26,700	404,050
Rorze Corp.	44,400	717,254
Round One Corp.	52,600	270,323
Royal Holdings Co. Ltd.	34,100	312,514
Ryobi Ltd.	3,900	59,227
Ryohin Keikaku Co. Ltd.	53,900	1,129,566
S Foods, Inc.	5,700	107,092
Sac's Bar Holdings, Inc.	44,500	217,899
Saibu Gas Holdings Co. Ltd.	3,300	52,791
Saizeriya Co. Ltd.	14,100	563,681
Sakata Seed Corp.	6,700	181,514
San-Ai Obbli Co. Ltd.	14,000	212,081
Sangetsu Corp.	27,000	524,420
Sanki Engineering Co. Ltd.	7,500	316,330
Sankyo Co. Ltd.	36,500	445,094
Sankyu, Inc.	3,000	164,492
Sanoh Industrial Co. Ltd.	50,200	212,046
Sanrio Co. Ltd.	156,400	962,643
Sanshin Electronics Co. Ltd.	9,200	156,716
Santen Pharmaceutical Co. Ltd.	14,200	159,370
Sanwa Holdings Corp.	23,600	524,692
Sapporo Holdings Ltd.	14,500	155,992
Sato Shoji Corp.	21,800	322,978
SCREEN Holdings Co. Ltd.	13,600	764,247
Scroll Corp.	16,000	133,761
Sega Sammy Holdings, Inc.	23,900	364,081
Seibu Giken Co. Ltd.(a)	11,000	143,127
Seibu Holdings, Inc.	13,500	370,913
Seiko Group Corp.	10,600	364,460
Sekisui Chemical Co. Ltd.	13,200	216,266
Senshu Ikeda Holdings, Inc.	54,000	291,571
Seria Co. Ltd.	3,900	92,174
Seven Bank Ltd.	400	673
Shibaura Mechatronics Corp.	13,000	322,773
Shimadzu Corp.	22,700	526,371
Shimizu Corp.	23,500	409,540
Shin Nippon Air Technologies Co. Ltd.	12,200	249,997
Shin Nippon Biomedical Laboratories Ltd.	7,800	69,327
Shin-Etsu Chemical Co. Ltd.	67,900	2,671,356
Shin-Etsu Polymer Co. Ltd.	11,400	137,583
Shinnihonseiyaku Co. Ltd.	10,100	131,099
Shionogi & Co. Ltd.	33,000	719,574
Ship Healthcare Holdings, Inc.	5,600	84,428
SHO-BOND Holdings Co. Ltd.	37,400	330,062
Shoei Co. Ltd.	14,100	145,883
Siix Corp.	40,800	301,339
Simplex Holdings, Inc.	80,800	406,819
Sinfonia Technology Co. Ltd.	6,700	436,728
Sinko Industries Ltd.	33,000	248,708
SKY Perfect JSAT Corp.	18,700	340,053
Skylark Holdings Co. Ltd.	18,300	391,675
SMS Co. Ltd.	22,900	236,499
Socionext, Inc.	12,500	146,851
Soda Nikka Co. Ltd.	42,100	277,068
SoftBank Corp.	2,664,400	3,535,451
Softcreate Holdings Corp.	7,800	92,714
Sojitz Corp.	7,580	291,832
Solasto Corp.	36,500	255,814
Sompo Holdings, Inc.	8,000	302,319
Sony Group Corp.	56,800	1,145,711
Sotetsu Holdings, Inc.	4,900	90,152
Square Enix Holdings Co. Ltd.	39,000	613,841
Starts Corp., Inc.	4,300	128,386
Studio Alice Co. Ltd.(a)	9,600	118,876
Subaru Corp.	43,100	672,819
Sugi Holdings Co. Ltd.	10,300	225,047
SUMCO Corp.	21,300	222,185
Sumida Corp.	18,500	125,822
Sumitomo Bakelite Co. Ltd.	8,100	245,816
Sumitomo Corp.	64,400	2,339,757
Sumitomo Electric Industries Ltd.	41,800	2,201,798
Sumitomo Forestry Co. Ltd.	53,900	475,678
Sumitomo Heavy Industries Ltd.	5,500	162,763
Sumitomo Mitsui Financial Group, Inc.	130,400	4,103,227
Sumitomo Realty & Development Co. Ltd.	16,000	441,712
Sumitomo Rubber Industries Ltd.	19,400	246,509
Sumitomo Seika Chemicals Co. Ltd.	15,500	115,161
Sundrug Co. Ltd.	4,300	105,682
Sun-Wa Technos Corp.	9,400	184,053
Suzuki Motor Corp.	77,200	910,105
SWCC Corp.	7,700	582,739
System Research Co. Ltd.	8,200	86,593
Systena Corp.	164,500	427,044
T&D Holdings, Inc.	3,700	92,006
Tachi-S Co. Ltd.	7,600	96,881
Taiheiyo Cement Corp.	4,100	90,226
Taikisha Ltd.	9,100	188,189
Taisei Corp.	8,100	817,434
Taiyo Holdings Co. Ltd.	33,500	1,049,494
Taiyo Yuden Co. Ltd.	17,100	397,055
Takachiho Koheki Co. Ltd.	12,800	162,524
Takara Bio, Inc.*	37,000	266,994
Takara Holdings, Inc.	15,900	154,413
Takara Standard Co. Ltd.	7,500	129,172
Takasago International Corp.	19,600	145,993
Takasago Thermal Engineering Co. Ltd.	19,100	515,168
Takashimaya Co. Ltd.	12,100	142,798
Takeda Pharmaceutical Co. Ltd.	102,200	3,638,574
Takeuchi Manufacturing Co. Ltd.	3,400	132,076
Tamron Co. Ltd.	37,400	232,736
TASUKI Holdings, Inc.	37,500	184,801
TDK Corp.	55,600	687,093
TechMatrix Corp.	33,200	371,254
Techno Ryowa Ltd.	2,800	101,905
Teijin Ltd.	10,400	106,687
Terumo Corp.	72,700	963,301

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Dynamic International Equity Fund (DDWM)
March 31, 2026

Investments	Shares	Value
THK Co. Ltd.	27,300	$784,731
TIS, Inc.	4,100	86,618
TKC Corp.	6,700	155,824
Toa Corp.	19,800	378,974
Tocalo Co. Ltd.	18,800	295,430
Toda Corp.	18,500	168,383
Toei Animation Co. Ltd.	57,100	931,388
Toho Co. Ltd.	55,700	583,644
Toho Gas Co. Ltd.	8,800	69,641
Tokai Rika Co. Ltd.	4,100	75,794
Tokio Marine Holdings, Inc.	102,300	4,699,280
Tokushu Tokai Paper Co. Ltd.	16,800	169,172
Tokuyama Corp.	8,400	197,368
Tokyo Electron Device Ltd.	13,900	258,359
Tokyo Electron Ltd.	17,600	4,118,725
Tokyo Gas Co. Ltd.	5,700	265,742
Tokyo Ohka Kogyo Co. Ltd.	25,300	1,172,365
Tokyo Seimitsu Co. Ltd.	7,900	655,975
Tokyo Tatemono Co. Ltd.	5,000	112,735
Tokyu Construction Co. Ltd.	45,900	405,076
Tokyu Fudosan Holdings Corp.	52,200	434,754
Tomoku Co. Ltd.	6,200	131,529
Tomy Co. Ltd.	19,000	310,755
Topre Corp.	9,100	135,336
Topy Industries Ltd.	7,800	142,184
Toray Industries, Inc.	17,600	121,747
Toridoll Holdings Corp.	21,300	583,343
Tosei Corp.	20,400	201,064
Tosoh Corp.	6,600	95,978
Totech Corp.	6,200	141,857
Towa Corp.	22,400	312,437
Toyo Seikan Group Holdings Ltd.	9,000	200,094
Toyo Suisan Kaisha Ltd.	8,500	587,718
Toyo Tanso Co. Ltd.	3,700	117,682
Toyo Tire Corp.	9,100	205,578
Toyobo Co. Ltd.	56,100	464,415
Toyoda Gosei Co. Ltd.	6,200	156,198
Toyota Boshoku Corp.	5,400	81,837
Toyota Motor Corp.	800,470	15,909,775
Toyota Tsusho Corp.	55,400	2,071,972
Transcosmos, Inc.	5,500	134,484
Treasure Factory Co. Ltd.(a)	6,400	66,941
Trend Micro, Inc.	24,200	797,083
Tri Chemical Laboratories, Inc.	12,900	213,176
Trial Holdings, Inc.(a)	38,300	1,011,126
Tsubakimoto Chain Co.	17,500	253,001
Tsumura & Co.	3,200	75,349
Tsuruha Holdings, Inc.	17,015	265,295
Tsurumi Manufacturing Co. Ltd.	10,700	138,080
UBE Corp.	3,800	58,067
Uchida Yoko Co. Ltd.	11,000	136,420
Ulvac, Inc.	3,600	184,469
Umios Corp.	15,600	142,821
U-Next Holdings Co. Ltd.	46,600	483,604
Union Tool Co.	6,100	495,009
United Super Markets Holdings, Inc.	76	428
USS Co. Ltd.	52,800	549,606
UT Group Co. Ltd.	240,100	292,786
Valor Holdings Co. Ltd.	4,400	101,226
Valqua Ltd.	5,300	151,581
ValueCommerce Co. Ltd.	40,900	109,262
Vector, Inc.	7,000	53,900
Vision, Inc.	14,000	99,793
Warabeya Nichiyo Holdings Co. Ltd.	9,100	170,857
Waseda Academy Co. Ltd.	7,800	99,627
WDB Holdings Co. Ltd.	8,400	80,626
West Japan Railway Co.	6,900	135,667
Will Group, Inc.	36,500	266,827
WingArc1st, Inc.	16,300	265,878
Workman Co. Ltd.	14,600	572,657
World Holdings Co. Ltd.	9,100	143,058
YAC Holdings Co. Ltd.	38,100	238,529
YAMABIKO Corp.	7,800	171,111
Yamada Consulting Group Co. Ltd.	12,200	125,535
Yamada Holdings Co. Ltd.	13,500	44,474
Yamanashi Chuo Bank Ltd.	3,400	110,918
Yamazaki Baking Co. Ltd.	4,900	109,217
Yokogawa Electric Corp.	22,500	670,941
Yokohama Financial Group, Inc.	14,100	121,776
Yokohama Rubber Co. Ltd.	9,200	336,622
Yokorei Co. Ltd.	26,000	251,845
Yonex Co. Ltd.	22,300	414,209
Yoshinoya Holdings Co. Ltd.	11,400	236,112
Yushin Co.	79,300	329,482
Zenrin Co. Ltd.	15,300	95,210
Zensho Holdings Co. Ltd.	17,200	992,279
Zeon Corp.	5,900	65,197
Zojirushi Corp.	10,600	111,004
ZOZO, Inc.	108,100	750,836
Total Japan		308,852,577
Luxembourg — 0.1%
CVC Capital Partners PLC(a)(b)	43,286	556,096
Eurofins Scientific SE	4,580	330,662
Total Luxembourg		886,758
Macau — 0.2%
Galaxy Entertainment Group Ltd.	229,000	1,022,295
Sands China Ltd.	548,800	1,154,271
Wynn Macau Ltd.	906,400	631,227
Total Macau		2,807,793
Mexico — 0.1%
Fresnillo PLC	26,105	1,137,390
Netherlands — 2.4%
Acomo NV	13,878	425,340
Akzo Nobel NV	4,112	233,102
Arcadis NV	6,438	203,398
ASM International NV	1,802	1,322,580
ASML Holding NV	7,686	9,911,420
BE Semiconductor Industries NV	6,556	1,351,756
CTP NV(b)	30,716	509,630
Euronext NV(b)	1,659	264,743
Heineken Holding NV	10,950	774,028
Heineken NV	21,064	1,609,097

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Dynamic International Equity Fund (DDWM)
March 31, 2026

Investments	Shares	Value
ING Groep NV	201,099	$5,121,866
Koninklijke Ahold Delhaize NV	30,249	1,404,223
Koninklijke BAM Groep NV	13,584	134,838
Koninklijke Heijmans NV	1,810	159,748
Koninklijke KPN NV	336,339	1,861,305
Koninklijke Philips NV	49,794	1,339,077
Koninklijke Vopak NV	4,220	228,041
SBM Offshore NV	3,371	134,466
Universal Music Group NV	88,548	1,697,186
Wereldhave NV	12,788	313,105
Wolters Kluwer NV	12,127	902,918
Total Netherlands		29,901,867
Nigeria — 0.1%
Airtel Africa PLC(b)	161,761	735,080
Norway — 2.6%
AF Gruppen ASA	9,427	164,521
Aker ASA, Class A	7,621	837,133
Borregaard ASA	12,081	216,792
Bouvet ASA	19,479	100,985
DNB Bank ASA	150,036	4,639,264
Elopak ASA	64,844	241,311
Equinor ASA	270,393	11,669,623
Europris ASA(b)	28,542	267,518
Frontline PLC	29,114	1,015,902
Gjensidige Forsikring ASA	4,896	126,660
Kitron ASA	48,492	465,458
Kongsberg Gruppen ASA	63,623	2,695,876
Leroy Seafood Group ASA	47,363	239,223
Mowi ASA	42,670	961,953
NORBIT ASA	21,588	422,410
Norconsult Norge AS	95,207	401,707
Orkla ASA	40,824	510,041
Pexip Holding ASA	24,564	153,573
Protector Forsikring ASA	4,633	222,115
Salmar ASA	16,723	969,977
SpareBank 1 SMN	15,984	339,094
SpareBank 1 Sor-Norge ASA	10,523	227,400
Sparebanken Norge	15,349	314,387
Stolt-Nielsen Ltd.	4,076	139,550
Storebrand ASA	499	8,929
Telenor ASA	176,969	3,093,930
TOMRA Systems ASA	66,051	783,177
Veidekke ASA	23,438	453,315
Vend Marketplaces ASA	9,544	234,755
Wallenius Wilhelmsen ASA	65,920	824,258
Total Norway		32,740,837
Peru — 0.0%
Hochschild Mining PLC	58,290	458,896
Portugal — 0.3%
CTT-Correios de Portugal SA	13,932	96,796
EDP SA	226,077	1,178,699
Galp Energia SGPS SA	24,501	593,113
Jeronimo Martins SGPS SA	27,236	645,200
REN - Redes Energeticas Nacionais SGPS SA	67,522	290,579
Semapa-Sociedade de Investimento & Gestao	6,026	154,138
Sonae SGPS SA	189,120	417,068
Total Portugal		3,375,593
Singapore — 2.0%
Aztech Global Ltd.	252,000	156,261
China Aviation Oil Singapore Corp. Ltd.	299,000	477,417
City Developments Ltd.	39,300	250,089
ComfortDelGro Corp. Ltd.	116,700	130,255
DBS Group Holdings Ltd.	165,869	7,315,387
Delfi Ltd.	285,300	208,975
Food Empire Holdings Ltd.	69,500	162,148
Hafnia Ltd.	63,282	484,508
Keppel Infrastructure Trust	984,235	389,071
Keppel Ltd.	107,400	979,807
Netlink NBN Trust	583,200	436,219
Oversea-Chinese Banking Corp. Ltd.	183,801	3,129,952
Propnex Ltd.(a)	79,000	102,259
SATS Ltd.	136,600	372,695
Sembcorp Industries Ltd.	51,300	263,627
Sheng Siong Group Ltd.	179,200	391,694
SIA Engineering Co. Ltd.	139,700	350,834
Singapore Airlines Ltd.	191,300	978,630
Singapore Exchange Ltd.	6,200	93,806
Singapore Technologies Engineering Ltd.	215,493	1,805,588
Singapore Telecommunications Ltd.	1,148,100	4,396,089
Tuan Sing Holdings Ltd.	514,300	117,598
UMS Integration Ltd.(a)	279,500	333,628
United Overseas Bank Ltd.	62,528	1,776,267
UOL Group Ltd.	52,400	394,782
Total Singapore		25,497,586
South Africa — 0.1%
Anglo American PLC	12,070	505,992
Pan African Resources PLC	195,238	358,899
Total South Africa		864,891
Spain — 6.0%
Acciona SA	2,933	752,931
ACS Actividades de Construccion y Servicios SA	17,152	2,071,113
Aena SME SA(b)	149,259	4,388,832
Almirall SA	31,148	436,407
Amadeus IT Group SA	22,133	1,241,420
Banco Bilbao Vizcaya Argentaria SA	502,165	10,559,348
Banco de Sabadell SA	268,439	941,186
Banco Santander SA	680,815	7,444,287
Bankinter SA	22,819	351,656
CaixaBank SA	664,634	7,784,267
Cellnex Telecom SA*(b)	20,858	666,424
CIE Automotive SA	4,657	144,072
Colonial SFL Socimi SA(a)	33,136	194,142
Corp. ACCIONA Energias Renovables SA	9,176	222,870
EDP Renovaveis SA	19,892	313,769
Elecnor SA	12,846	497,319
Endesa SA	92,079	3,827,850
Faes Farma SA	56,039	300,565

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Dynamic International Equity Fund (DDWM)
March 31, 2026

Investments	Shares	Value
Fluidra SA	14,030	$319,589
Fomento de Construcciones y Contratas SA	30,316	367,464
Gestamp Automocion SA(b)	16,124	54,619
Grifols SA(a)	22,400	231,148
Iberdrola SA	374,584	8,521,856
Indra Sistemas SA(a)	11,155	607,166
Industria de Diseno Textil SA	172,216	9,770,558
Laboratorios Farmaceuticos Rovi SA	8,725	811,775
Logista Integral SA	9,207	342,224
Mapfre SA	79,211	348,092
Merlin Properties Socimi SA	38,364	615,306
Metrovacesa SA*(b)	22,230	284,309
Naturgy Energy Group SA	143,605	4,285,457
Pharma Mar SA*	4,570	460,209
Prosegur Cash SA(a)(b)	182,867	132,319
Prosegur Cia de Seguridad SA	48,406	144,174
Puig Brands SA, Class B(a)	14,811	288,232
Repsol SA	100,292	2,848,466
Sacyr SA	90,941	440,295
Telefonica SA	527,174	2,305,120
Unicaja Banco SA(b)	51,398	149,355
Vidrala SA	12	1,060
Total Spain		75,467,251
Sweden — 4.0%
AAK AB	9,829	250,104
AddLife AB, Class B	27,099	396,831
Addnode Group AB	5,730	39,819
AddTech AB, Class B	27,455	915,335
Alfa Laval AB	15,686	836,148
Alimak Group AB(b)	23,845	267,830
AQ Group AB	21,405	417,483
Assa Abloy AB, Class B	34,440	1,216,178
Atea ASA*	15,637	226,987
Atlas Copco AB, Class B	71,890	1,093,113
Atlas Copco AB, Class A	119,609	2,048,467
Avanza Bank Holding AB	1,683	63,725
Axfood AB	17,078	576,721
Bahnhof AB, Class B*	26,854	146,303
Beijer Alma AB	8,766	219,926
Beijer Ref AB	47,768	645,849
Betsson AB, Class B	3,464	36,435
BioGaia AB, Class B	32,859	411,848
Bufab AB	39,583	434,463
Catena AB	9,902	456,524
Clas Ohlson AB, Class B	11,007	430,054
Cloetta AB, Class B	48,495	270,060
Coor Service Management Holding AB(b)	38,655	240,218
Elekta AB, Class B	7,989	46,292
Engcon AB(a)	32,471	220,535
Epiroc AB, Class A	47,091	1,132,507
Epiroc AB, Class B	29,751	625,236
EQT AB	23,042	692,983
Essity AB, Class B	16,843	429,462
Evolution AB(b)	21,369	1,312,703
FastPartner AB, Class A	27,908	125,240
Getinge AB, Class B	6,245	123,605
Granges AB	6,256	97,128
H & M Hennes & Mauritz AB, Class B(a)	129,575	2,382,371
Heba Fastighets AB, Class B	53,206	155,269
Hemnet Group AB	4,341	48,576
Hexagon AB, Class B	71,460	675,424
Hufvudstaden AB, Class A	31,166	390,955
Indutrade AB	25,798	580,616
Intea Fastigheter AB*	49,678	365,301
INVISIO AB	12,121	330,182
Lagercrantz Group AB, Class B	8,313	173,568
Lifco AB, Class B	27,297	807,484
Lindab International AB	14,902	238,557
Logistea AB, Class B	128,816	176,600
Loomis AB	3,569	160,425
Medicover AB, Class B	17,421	344,168
MIPS AB	12,645	305,033
Munters Group AB(b)	48,308	840,779
Mycronic AB	32,184	736,503
NCC AB, Class B	5,753	124,889
New Wave Group AB, Class B	26,690	269,667
Nolato AB, Class B	28,738	144,018
Nordnet AB publ	5,153	164,983
NP3 Fastigheter AB	8,059	207,265
Paradox Interactive AB	45,223	587,228
Peab AB, Class B	19,640	198,333
Platzer Fastigheter Holding AB, Class B	18,576	131,624
RaySearch Laboratories AB	6,864	137,910
Rusta AB	35,400	346,521
Saab AB, Class B	20,810	1,348,704
Sagax AB, Class B	30,404	555,339
Sandvik AB	63,053	2,365,584
Sectra AB, Class B	7,074	167,972
Securitas AB, Class B	12,235	202,670
Skandinaviska Enskilda Banken AB, Class A(a)	75,896	1,372,721
Skandinaviska Enskilda Banken AB, Class C	6,943	129,586
Skanska AB, Class B	9,991	264,923
SKF AB, Class B	19,896	468,252
SkiStar AB	18,590	317,891
SSAB AB, Class A	25,013	193,408
Sweco AB, Class B	34,456	479,970
Swedbank AB, Class A	82,987	2,778,066
Synsam AB	29,357	211,712
Systemair AB	19,797	147,341
Tele2 AB, Class B	66,228	1,352,890
Telefonaktiebolaget LM Ericsson, Class B	141,343	1,577,196
Telia Co. AB	235,305	1,191,562
Thule Group AB(b)	23,738	506,344
Trelleborg AB, Class B	8,737	319,902
Troax Group AB	3,582	36,210
Truecaller AB, Class B	7,365	8,412
Volvo AB, Class A	52,103	1,665,983
Volvo AB, Class B	161,301	5,172,807
Wallenstam AB, Class B(a)	31,087	133,208
Wihlborgs Fastigheter AB	21,063	190,261

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Dynamic International Equity Fund (DDWM)
March 31, 2026

Investments	Shares	Value
Zinzino AB, Class B(a)	4,771	$69,915
Total Sweden		50,699,190
Switzerland — 3.8%
ABB Ltd., Registered Shares	67,370	5,302,071
Accelleron Industries AG	13,957	1,237,554
Allreal Holding AG, Registered Shares	655	183,405
Avolta AG*	7,573	445,399
Bachem Holding AG(a)	14,016	1,131,152
Banque Cantonale Vaudoise, Registered Shares	20	3,211
Belimo Holding AG, Registered Shares	1,239	979,882
BKW AG	1,813	352,424
Cembra Money Bank AG	8	981
Cie Financiere Richemont SA, Class A, Registered Shares	18,196	3,137,398
Clariant AG, Registered Shares*	2,922	28,109
Comet Holding AG, Registered Shares	1,814	558,050
EFG International AG*	13,592	284,509
Flughafen Zurich AG, Registered Shares	2,308	712,319
Galderma Group AG	6,006	1,146,563
Galenica AG(b)	2,930	331,268
Geberit AG, Registered Shares	1,336	885,513
Georg Fischer AG, Registered Shares	5,835	293,366
Givaudan SA, Registered Shares	351	1,172,402
Helvetia Baloise Holding AG, Registered Shares	2,247	574,368
Huber & Suhner AG, Registered Shares	2,519	550,478
Inficon Holding AG, Registered Shares	5,744	710,539
International Workplace Group PLC	50,004	115,329
Kuehne & Nagel International AG, Registered Shares	9,214	2,067,431
Landis & Gyr Group AG*	2,242	140,901
Logitech International SA, Registered Shares	8,670	780,737
Partners Group Holding AG	1,233	1,298,444
PSP Swiss Property AG, Registered Shares	1,194	235,516
Sandoz Group AG	16,249	1,248,476
Schindler Holding AG, Registered Shares	4,147	1,285,051
Schindler Holding AG, Participation Certificate	2,509	813,071
SFS Group AG	1,256	184,442
SGS SA, Registered Shares	12,846	1,344,470
Sika AG, Registered Shares	6,871	1,110,750
Sonova Holding AG, Registered Shares	2,930	652,691
Straumann Holding AG, Registered Shares	9,156	934,344
Sulzer AG, Registered Shares	1,729	354,170
Sunrise Communications AG, Class A*	10,024	590,300
Swiss Life Holding AG, Registered Shares	604	650,039
Swiss Prime Site AG, Registered Shares	4,028	676,722
Swisscom AG, Registered Shares	2,712	2,251,141
Temenos AG, Registered Shares	2,865	245,480
UBS Group AG, Registered Shares	83,456	3,191,591
VAT Group AG(b)	2,461	1,481,715
Vontobel Holding AG, Registered Shares	12	1,026
Zurich Insurance Group AG	8,402	5,870,055
Total Switzerland		47,544,853
United Kingdom — 9.7%
Admiral Group PLC	25,769	1,070,419
Advanced Medical Solutions Group PLC	100,197	253,689
Alfa Financial Software Holdings PLC(b)	125,022	239,056
Associated British Foods PLC	16,994	420,523
AstraZeneca PLC	45,965	8,904,198
Autotrader Group PLC(b)	16,925	104,788
Aviva PLC	67,460	534,113
Avon Technologies PLC	12,924	282,571
Babcock International Group PLC	15,768	240,786
BAE Systems PLC	137,949	4,002,091
Balfour Beatty PLC	49,673	495,208
Baltic Classifieds Group PLC	26,270	63,395
Barclays PLC	332,850	1,709,409
Beazley PLC	7,173	119,751
Big Yellow Group PLC	19,077	212,575
Bodycote PLC	20,385	164,113
Bridgepoint Group PLC(b)	18,048	54,692
British American Tobacco PLC	203,722	11,742,607
BT Group PLC	445,486	1,236,608
Bytes Technology Group PLC	56,453	205,765
Centrica PLC	136,807	383,366
Cerillion PLC(a)	8,788	148,915
Chemring Group PLC	63,435	424,951
CK Hutchison Holdings Ltd.	207,500	1,577,383
CMC Markets PLC(b)	35	159
Coats Group PLC	169,905	179,691
Coca-Cola Europacific Partners PLC	19,122	1,732,351
Cohort PLC(a)	12,164	194,734
Compass Group PLC	51,381	1,412,714
Computacenter PLC	4,093	161,383
Convatec Group PLC(b)	164,727	467,903
Craneware PLC	15,698	275,323
Cranswick PLC	2,863	197,455
Diploma PLC	14,023	1,103,055
Domino's Pizza Group PLC	35,125	79,762
Dr. Martens PLC	7,936	6,588
Drax Group PLC	24,688	288,284
Dunelm Group PLC	14,128	146,064
Entain PLC	32,886	243,287
Fevertree Drinks PLC	34,880	350,491
Fintel PLC(a)	46,033	114,730
Firstgroup PLC	37,905	83,076
Games Workshop Group PLC	5,620	1,311,763
Genus PLC	8,568	267,777
Greggs PLC(a)	11,148	223,747
Halma PLC	23,142	1,160,269
Hammerson PLC	51,510	200,111
Hill & Smith PLC	6,002	166,607
Howden Joinery Group PLC	31,327	326,769
HSBC Holdings PLC	1,210,214	19,495,616
Hunting PLC	28,694	187,680
IMI PLC	16,838	561,768
Imperial Brands PLC	102,646	4,137,931
Informa PLC	73,885	728,208
International Consolidated Airlines Group SA	222,421	1,025,986

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Dynamic International Equity Fund (DDWM)
March 31, 2026

Investments	Shares	Value
Intertek Group PLC	9,337	$449,167
Investec PLC	11,842	89,636
ITV PLC	171,655	169,884
J Sainsbury PLC	67,246	300,616
James Halstead PLC	94,681	150,451
JD Sports Fashion PLC	108,596	101,189
Johnson Matthey PLC	9,800	245,154
Kainos Group PLC	40,156	386,562
Lloyds Banking Group PLC	2,315,992	2,820,153
London Stock Exchange Group PLC	5,007	585,266
LondonMetric Property PLC	373,733	894,507
Marks & Spencer Group PLC	32,018	143,217
Me Group International PLC	146,775	262,457
Melrose Industries PLC	69,373	459,972
Midwich Group PLC	26,783	55,450
Mitie Group PLC	151,824	338,355
MONY Group PLC	50,630	100,282
Moonpig Group PLC	83,370	230,324
Morgan Sindall Group PLC	2,156	117,563
National Grid PLC	305,251	5,110,173
NatWest Group PLC	632,608	4,614,904
Next PLC	4,776	798,285
Oxford Instruments PLC	14,616	462,579
Paratus Energy Services Ltd.	52,662	250,309
Pearson PLC	15,095	196,987
Pennon Group PLC	84,217	588,046
Polar Capital Holdings PLC	46	369
PPHE Hotel Group Ltd.(a)	10,663	223,856
Property Franchise Group PLC	14,998	85,045
QinetiQ Group PLC	64,899	388,543
Reckitt Benckiser Group PLC	32,379	2,172,483
RELX PLC	62,241	2,032,231
Renishaw PLC	7,586	353,129
Rentokil Initial PLC	117,322	722,507
Rightmove PLC	28,988	163,953
Rolls-Royce Holdings PLC	225,602	3,367,714
Rotork PLC	139,545	575,240
Safestore Holdings PLC	10,962	91,721
Sage Group PLC	72,822	804,542
Savills PLC	8,378	91,036
Schroders PLC	653	4,947
Serco Group PLC	55,488	208,540
Severn Trent PLC	29,987	1,221,905
Smith & Nephew PLC	38,605	603,264
Smiths Group PLC	21,425	644,171
Softcat PLC	38,314	613,874
Spirax Group PLC	5,468	481,311
Spire Healthcare Group PLC(b)	64,531	124,242
SSE PLC	56,780	1,943,026
Standard Chartered PLC	30,128	617,798
Subsea 7 SA	39,935	1,231,551
Telecom Plus PLC	20,803	354,433
Tesco PLC	266,341	1,661,639
Travis Perkins PLC	4,069	30,317
Unilever PLC	110,999	6,146,257
United Utilities Group PLC	41,499	719,630
Vodafone Group PLC	1,162,158	1,736,364
Volex PLC	35,547	212,347
Volution Group PLC	67,518	507,505
Weir Group PLC	14,505	535,194
WH Smith PLC	10,456	79,145
Whitbread PLC	9,886	299,322
Wilmington PLC	33,667	102,112
Workspace Group PLC	19,209	86,505
Young & Co.'s Brewery PLC, Class A	11,197	111,627
Total United Kingdom		122,693,137
United States — 8.1%
Acerinox SA	23,594	325,133
Aegon Ltd.	18,690	134,118
Alcon, Inc.	8,099	597,283
BP PLC	1,300,536	10,398,141
Buzzi SpA	3,521	174,771
Experian PLC	31,092	1,065,206
Ferrovial SE	29,765	1,900,642
GSK PLC	213,307	5,805,780
Haleon PLC	275,756	1,359,283
Holcim AG, Registered Shares*	27,408	2,214,333
InterContinental Hotels Group PLC	9,888	1,289,395
Nestle SA, Registered Shares	153,786	15,008,273
Novartis AG, Registered Shares	105,862	15,922,446
QIAGEN NV	3,000	120,100
Roche Holding AG	34,222	13,402,605
Roche Holding AG, Bearer Shares	4,566	1,859,244
Sanofi SA	84,123	8,017,761
Schneider Electric SE	15,373	4,057,995
Shell PLC	322,383	15,232,273
Signify NV(b)	6,936	144,329
Swiss Re AG	8,966	1,475,086
Tenaris SA	48,120	1,413,818
Total United States		101,918,015
TOTAL COMMON STOCKS
(Cost: $1,070,222,727)		1,248,060,271
MUTUAL FUND — 0.0%
United States — 0.0%
Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.54%(c)
(Cost: $101,408)	101,408	101,408
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.8%
United States — 0.8%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(c)	543,788	543,788

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Dynamic International Equity Fund (DDWM)
March 31, 2026

Investments	Shares	Value
WisdomTree Treasury Money Market Digital Fund, 3.43%(c)(d)	10,000,000	$10,000,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
(Cost: $10,543,788)		10,543,788
TOTAL INVESTMENTS IN SECURITIES — 99.6% (Cost: $1,080,867,923)		1,258,705,467
Other Assets less Liabilities — 0.4%		4,775,850
NET ASSETS — 100.0%		$1,263,481,317

^	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $118,302, which represents 0.0% of net assets.
*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at March 31, 2026. At March 31, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $22,776,611 and the total market value of the collateral held by the Fund was $23,903,388. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $13,359,600.
(b)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c)	Rate shown represents annualized 7-day yield as of March 31, 2026.
(d)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

CURRENCY ABBREVIATIONS:
AUD	Australian dollar
CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
HKD	Hong Kong dollar
ILS	Israel shekel
JPY	Japanese yen
NOK	Norwegian krone
SEK	Swedish krona
SGD	Singapore dollar
USD	United States dollar

OTHER ABBREVIATIONS:
CVA	Certificaten van Aandelen (Certificate of Stock)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Dynamic International Equity Fund (DDWM)
March 31, 2026

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended March 31, 2026 were as follows:

Affiliate	Value at 6/30/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2026	Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$—	$38,200,000	$28,200,000	$—	$—	$10,000,000	$16,764

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	4/3/2026	3,692,448,812	JPY	23,212,087	USD	$–	$(309)
Barclays Bank PLC	4/3/2026	22,453,000	USD	3,496,143,158	JPY	475,255	–
Barclays Bank PLC	4/6/2026	3,455,586	SGD	2,679,177	USD	22	–
Barclays Bank PLC	4/6/2026	2,591,562	USD	3,270,067	SGD	56,201	–
Barclays Bank PLC	4/7/2026	5,871,217	CHF	7,310,528	USD	80	–
Barclays Bank PLC	4/7/2026	13,398,402	EUR	15,441,096	USD	138	–
Barclays Bank PLC	4/7/2026	4,712,030	GBP	6,213,584	USD	90	–
Barclays Bank PLC	4/7/2026	5,319,384	ILS	1,685,233	USD	–	(92)
Barclays Bank PLC	4/7/2026	36,587,743	SEK	3,841,739	USD	4	–
Barclays Bank PLC	4/7/2026	7,071,458	USD	5,417,741	CHF	325,500	–
Barclays Bank PLC	4/7/2026	14,936,138	USD	12,629,168	EUR	381,423	–
Barclays Bank PLC	4/7/2026	1,630,122	USD	5,109,586	ILS	11,443	–
Barclays Bank PLC	4/7/2026	3,716,106	USD	33,468,254	SEK	201,912	–
Barclays Bank PLC	4/8/2026	2,683,643	DKK	413,819	USD	3	–
Barclays Bank PLC	4/8/2026	10,399,222	NOK	1,067,565	USD	8	–
Barclays Bank PLC	4/8/2026	400,286	USD	2,527,865	DKK	10,485	–
Barclays Bank PLC	4/8/2026	1,032,654	USD	9,826,059	NOK	23,921	–
Barclays Bank PLC	5/5/2026	1,903,821	USD	12,327,936	DKK	–	(137)
Barclays Bank PLC	5/5/2026	1,597,178	USD	5,037,129	ILS	–	(223)
Barclays Bank PLC	5/6/2026	13,029,239	USD	10,430,792	CHF	–	(399)
Barclays Bank PLC	5/6/2026	68,815,057	USD	59,628,975	EUR	–	(462)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Dynamic International Equity Fund (DDWM)
March 31, 2026

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	5/6/2026	22,927,120	USD	17,387,353	GBP	$–	$(516)
Barclays Bank PLC	5/6/2026	4,717,653	USD	45,961,720	NOK	–	(129)
Barclays Bank PLC	5/6/2026	10,042,523	USD	95,500,829	SEK	–	(131)
Barclays Bank PLC	5/6/2026	2,657,565	USD	3,420,480	SGD	–	(89)
Barclays Bank PLC	5/8/2026	62,928,878	USD	9,980,576,686	JPY	703	–
Canadian Imperial Bank of Commerce	4/2/2026	2,755	USD	4,000	AUD	16	–
Citibank NA	4/3/2026	1,398,318	USD	219,983,275	JPY	15,441	–
Citibank NA	4/6/2026	161,396	USD	205,392	SGD	2,151	–
Citibank NA	4/7/2026	440,393	USD	342,431	CHF	14,011	–
Citibank NA	4/7/2026	930,186	USD	795,078	EUR	13,883	–
Citibank NA	4/7/2026	374,313	USD	279,920	GBP	5,188	–
Citibank NA	4/7/2026	101,520	USD	313,590	ILS	2,177	–
Citibank NA	4/7/2026	231,430	USD	2,118,299	SEK	9,007	–
Citibank NA	4/8/2026	24,929	USD	159,144	DKK	389	–
Citibank NA	4/8/2026	64,311	USD	616,769	NOK	994	–
Commonwealth Bank of Australia	4/2/2026	5,796	USD	55,000	SEK	23	–
Deutsche Bank AG	4/3/2026	3,692,465,269	JPY	23,212,087	USD	–	(205)
Deutsche Bank AG	4/3/2026	22,453,000	USD	3,496,153,509	JPY	475,190	–
Deutsche Bank AG	4/6/2026	3,455,597	SGD	2,679,177	USD	30	–
Deutsche Bank AG	4/6/2026	2,591,562	USD	3,270,113	SGD	56,165	–
Deutsche Bank AG	4/7/2026	5,871,187	CHF	7,310,528	USD	44	–
Deutsche Bank AG	4/7/2026	13,398,437	EUR	15,441,096	USD	178	–
Deutsche Bank AG	4/7/2026	4,712,019	GBP	6,213,584	USD	76	–
Deutsche Bank AG	4/7/2026	5,319,379	ILS	1,685,233	USD	–	(94)
Deutsche Bank AG	4/7/2026	36,587,479	SEK	3,841,739	USD	–	(24)
Deutsche Bank AG	4/7/2026	7,071,458	USD	5,417,730	CHF	325,513	–
Deutsche Bank AG	4/7/2026	14,936,138	USD	12,629,179	EUR	381,410	–
Deutsche Bank AG	4/7/2026	1,630,122	USD	5,109,912	ILS	11,340	–
Deutsche Bank AG	4/7/2026	3,716,106	USD	33,468,483	SEK	201,888	–
Deutsche Bank AG	4/8/2026	2,683,631	DKK	413,819	USD	1	–
Deutsche Bank AG	4/8/2026	10,399,244	NOK	1,067,565	USD	10	–
Deutsche Bank AG	4/8/2026	400,286	USD	2,527,889	DKK	10,482	–
Deutsche Bank AG	4/8/2026	1,032,654	USD	9,826,292	NOK	23,897	–
Deutsche Bank AG	5/5/2026	1,903,821	USD	12,327,307	DKK	–	(40)
Deutsche Bank AG	5/5/2026	1,597,178	USD	5,037,101	ILS	–	(215)
Deutsche Bank AG	5/6/2026	13,029,239	USD	10,430,711	CHF	–	(299)
Deutsche Bank AG	5/6/2026	68,815,057	USD	59,629,027	EUR	–	(521)
Deutsche Bank AG	5/6/2026	22,927,120	USD	17,387,168	GBP	–	(273)
Deutsche Bank AG	5/6/2026	4,717,653	USD	45,961,107	NOK	–	(66)
Deutsche Bank AG	5/6/2026	10,042,523	USD	95,501,896	SEK	–	(243)
Deutsche Bank AG	5/6/2026	2,657,565	USD	3,420,454	SGD	–	(69)
Deutsche Bank AG	5/8/2026	62,928,878	USD	9,980,602,424	JPY	541	–
Goldman Sachs	4/3/2026	3,692,474,345	JPY	23,212,087	USD	–	(148)
Goldman Sachs	4/3/2026	22,453,000	USD	3,496,143,158	JPY	475,255	–
Goldman Sachs	4/3/2026	1,198,559	USD	190,701,703	JPY	–	(246)
Goldman Sachs	4/6/2026	3,455,600	SGD	2,679,177	USD	32	–
Goldman Sachs	4/6/2026	2,591,562	USD	3,270,064	SGD	56,203	–
Goldman Sachs	4/6/2026	138,340	USD	177,385	SGD	809	–
Goldman Sachs	4/7/2026	5,871,231	CHF	7,310,528	USD	98	–
Goldman Sachs	4/7/2026	13,398,391	EUR	15,441,096	USD	124	–
Goldman Sachs	4/7/2026	4,712,026	GBP	6,213,584	USD	85	–
Goldman Sachs	4/7/2026	5,319,723	ILS	1,685,233	USD	15	–
Goldman Sachs	4/7/2026	36,588,127	SEK	3,841,739	USD	44	–
Goldman Sachs	4/7/2026	7,071,458	USD	5,417,713	CHF	325,535	–
Goldman Sachs	4/7/2026	377,480	USD	297,342	CHF	7,241	–

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Dynamic International Equity Fund (DDWM)
March 31, 2026

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs	4/7/2026	14,936,138	USD	12,629,157	EUR	$381,435	$–
Goldman Sachs	4/7/2026	797,303	USD	690,126	EUR	1,955	–
Goldman Sachs	4/7/2026	320,839	USD	241,167	GBP	2,816	–
Goldman Sachs	4/7/2026	1,630,122	USD	5,109,749	ILS	11,392	–
Goldman Sachs	4/7/2026	87,017	USD	270,603	ILS	1,292	–
Goldman Sachs	4/7/2026	3,716,106	USD	33,467,957	SEK	201,943	–
Goldman Sachs	4/7/2026	198,369	USD	1,855,500	SEK	3,540	–
Goldman Sachs	4/8/2026	2,683,643	DKK	413,819	USD	3	–
Goldman Sachs	4/8/2026	10,399,254	NOK	1,067,565	USD	11	–
Goldman Sachs	4/8/2026	400,286	USD	2,527,821	DKK	10,492	–
Goldman Sachs	4/8/2026	21,367	USD	138,156	DKK	63	–
Goldman Sachs	4/8/2026	1,032,654	USD	9,826,214	NOK	23,905	–
Goldman Sachs	4/8/2026	55,124	USD	527,986	NOK	922	–
Goldman Sachs	5/5/2026	1,903,821	USD	12,328,124	DKK	–	(167)
Goldman Sachs	5/5/2026	1,597,178	USD	5,037,290	ILS	–	(275)
Goldman Sachs	5/6/2026	13,029,239	USD	10,431,039	CHF	–	(709)
Goldman Sachs	5/6/2026	68,815,057	USD	59,628,923	EUR	–	(402)
Goldman Sachs	5/6/2026	22,927,120	USD	17,387,511	GBP	–	(725)
Goldman Sachs	5/6/2026	4,717,653	USD	45,961,484	NOK	–	(105)
Goldman Sachs	5/6/2026	10,042,523	USD	95,502,837	SEK	–	(342)
Goldman Sachs	5/6/2026	2,657,565	USD	3,420,435	SGD	–	(54)
Goldman Sachs	5/8/2026	62,928,878	USD	9,980,677,372	JPY	68	–
HSBC Holdings PLC	4/3/2026	3,692,499,878	JPY	23,212,087	USD	12	–
HSBC Holdings PLC	4/3/2026	599,279	USD	94,244,952	JPY	6,829	–
HSBC Holdings PLC	4/6/2026	3,455,522	SGD	2,679,177	USD	–	(28)
HSBC Holdings PLC	4/6/2026	69,170	USD	88,305	SGD	705	–
HSBC Holdings PLC	4/7/2026	5,871,144	CHF	7,310,528	USD	–	(11)
HSBC Holdings PLC	4/7/2026	13,398,530	EUR	15,441,096	USD	285	–
HSBC Holdings PLC	4/7/2026	4,711,987	GBP	6,213,584	USD	34	–
HSBC Holdings PLC	4/7/2026	5,320,732	ILS	1,685,233	USD	335	–
HSBC Holdings PLC	4/7/2026	36,587,324	SEK	3,841,739	USD	–	(40)
HSBC Holdings PLC	4/7/2026	188,740	USD	147,106	CHF	5,570	–
HSBC Holdings PLC	4/7/2026	398,651	USD	343,727	EUR	2,516	–
HSBC Holdings PLC	4/7/2026	160,420	USD	120,422	GBP	1,621	–
HSBC Holdings PLC	4/7/2026	43,508	USD	134,014	ILS	1,054	–
HSBC Holdings PLC	4/7/2026	99,184	USD	914,663	SEK	3,144	–
HSBC Holdings PLC	4/8/2026	2,683,645	DKK	413,819	USD	3	–
HSBC Holdings PLC	4/8/2026	10,399,257	NOK	1,067,565	USD	12	–
HSBC Holdings PLC	4/8/2026	10,684	USD	68,805	DKK	74	–
HSBC Holdings PLC	4/8/2026	27,562	USD	266,831	NOK	169	–
HSBC Holdings PLC	5/5/2026	1,903,821	USD	12,327,222	DKK	–	(27)
HSBC Holdings PLC	5/5/2026	1,597,178	USD	5,038,247	ILS	–	(578)
HSBC Holdings PLC	5/6/2026	13,029,239	USD	10,430,792	CHF	–	(399)
HSBC Holdings PLC	5/6/2026	68,815,057	USD	59,629,285	EUR	–	(819)
HSBC Holdings PLC	5/6/2026	22,927,120	USD	17,387,485	GBP	–	(690)
HSBC Holdings PLC	5/6/2026	4,717,653	USD	45,960,720	NOK	–	(27)
HSBC Holdings PLC	5/6/2026	10,042,523	USD	95,502,586	SEK	–	(316)
HSBC Holdings PLC	5/6/2026	2,657,565	USD	3,420,446	SGD	–	(62)
HSBC Holdings PLC	5/8/2026	62,928,878	USD	9,980,734,008	JPY	–	(289)
JPMorgan Chase Bank NA	4/1/2026	254,249	EUR	1,900,000	DKK	–	(20)
JPMorgan Chase Bank NA	4/2/2026	232,320	EUR	2,550,000	SEK	–	(3)
JPMorgan Chase Bank NA	4/2/2026	537,000	HKD	68,492	USD	1	–
JPMorgan Chase Bank NA	4/2/2026	4,121	USD	3,300	CHF	15	–
JPMorgan Chase Bank NA	4/7/2026	30,051,926	USD	22,350,690	GBP	578,448	–
Morgan Stanley & Co. International	4/2/2026	116,378	USD	88,000	GBP	333	–

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Dynamic International Equity Fund (DDWM)
March 31, 2026

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley & Co. International	4/3/2026	599,279	USD	95,331,809	JPY	$–	$(4)
Morgan Stanley & Co. International	4/6/2026	69,170	USD	88,365	SGD	659	–
Morgan Stanley & Co. International	4/7/2026	188,740	USD	148,561	CHF	3,757	–
Morgan Stanley & Co. International	4/7/2026	398,651	USD	346,775	EUR	–	(997)
Morgan Stanley & Co. International	4/7/2026	160,420	USD	120,606	GBP	1,379	–
Morgan Stanley & Co. International	4/7/2026	43,508	USD	135,761	ILS	500	–
Morgan Stanley & Co. International	4/7/2026	99,184	USD	927,002	SEK	1,848	–
Morgan Stanley & Co. International	4/8/2026	10,684	USD	69,427	DKK	–	(22)
Morgan Stanley & Co. International	4/8/2026	27,562	USD	267,009	NOK	151	–
Morgan Stanley & Co. International	5/5/2026	269,835	USD	394,136	AUD	–	(2)
Morgan Stanley & Co. International	5/5/2026	49,068	USD	317,714	DKK	–	(1)
Morgan Stanley & Co. International	5/5/2026	41,164	USD	129,819	ILS	–	(5)
Morgan Stanley & Co. International	5/6/2026	335,805	USD	268,828	CHF	–	(2)
Morgan Stanley & Co. International	5/6/2026	1,773,584	USD	1,536,828	EUR	–	(10)
Morgan Stanley & Co. International	5/6/2026	590,905	USD	448,122	GBP	–	(6)
Morgan Stanley & Co. International	5/6/2026	121,589	USD	1,184,557	NOK	–	(1)
Morgan Stanley & Co. International	5/6/2026	258,828	USD	2,461,351	SEK	–	(2)
Morgan Stanley & Co. International	5/6/2026	68,494	USD	88,156	SGD	–	(1)
Morgan Stanley & Co. International	5/8/2026	1,621,878	USD	257,238,432	JPY	–	(27)
Royal Bank of Canada	4/1/2026	14,000	EUR	50,881	ILS	16	–
Royal Bank of Canada	4/3/2026	22,453,000	USD	3,496,155,754	JPY	475,176	–
Royal Bank of Canada	4/6/2026	2,591,562	USD	3,270,090	SGD	56,183	–
Royal Bank of Canada	4/7/2026	7,071,458	USD	5,417,656	CHF	325,606	–
Royal Bank of Canada	4/7/2026	14,936,138	USD	12,629,179	EUR	381,410	–
Royal Bank of Canada	4/7/2026	1,630,122	USD	5,109,668	ILS	11,418	–
Royal Bank of Canada	4/7/2026	3,716,106	USD	33,467,685	SEK	201,972	–
Royal Bank of Canada	4/8/2026	400,286	USD	2,527,853	DKK	10,487	–
Royal Bank of Canada	4/8/2026	1,032,654	USD	9,826,059	NOK	23,921	–
UBS Group AG	4/1/2026	21,408	GBP	275,000	NOK	–	(1)
UBS Group AG	4/2/2026	297,209	EUR	500,000	AUD	–	(6)
UBS Group AG	4/2/2026	135,010	EUR	125,000	CHF	–	(1)
UBS Group AG	4/2/2026	22,641	GBP	4,750,000	JPY	–	(0)^
UBS Group AG	4/2/2026	125,000	GBP	164,839	USD	–	(2)
UBS Group AG	4/2/2026	95,000	JPY	769	SGD	1	–
UBS Group AG	4/3/2026	3,692,308,903	JPY	23,212,083	USD	–	(1,184)
UBS Group AG	4/3/2026	22,452,996	USD	3,496,241,328	JPY	474,634	–
UBS Group AG	4/6/2026	3,455,562	SGD	2,679,175	USD	5	–
UBS Group AG	4/6/2026	2,591,559	USD	3,270,239	SGD	56,065	–
UBS Group AG	4/7/2026	5,871,215	CHF	7,310,528	USD	78	–
UBS Group AG	4/7/2026	13,398,402	EUR	15,441,095	USD	138	–
UBS Group AG	4/7/2026	4,712,018	GBP	6,213,582	USD	76	–
UBS Group AG	4/7/2026	5,319,378	ILS	1,685,231	USD	–	(92)
UBS Group AG	4/7/2026	36,588,127	SEK	3,841,739	USD	44	–
UBS Group AG	4/7/2026	7,071,455	USD	5,417,774	CHF	325,456	–
UBS Group AG	4/7/2026	14,936,136	USD	12,629,241	EUR	381,336	–
UBS Group AG	4/7/2026	1,630,122	USD	5,109,749	ILS	11,392	–
UBS Group AG	4/7/2026	3,716,104	USD	33,468,682	SEK	201,865	–
UBS Group AG	4/8/2026	2,683,614	DKK	413,815	USD	2	–
UBS Group AG	4/8/2026	10,399,244	NOK	1,067,565	USD	10	–
UBS Group AG	4/8/2026	400,283	USD	2,527,832	DKK	10,487	–
UBS Group AG	4/8/2026	1,032,650	USD	9,826,460	NOK	23,876	–
UBS Group AG	5/5/2026	52,348,036	USD	76,463,131	AUD	–	(823)
UBS Group AG	5/5/2026	1,903,821	USD	12,327,551	DKK	–	(78)
UBS Group AG	5/5/2026	1,597,176	USD	5,037,043	ILS	–	(198)
UBS Group AG	5/6/2026	13,029,239	USD	10,430,688	CHF	–	(269)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree Dynamic International Equity Fund (DDWM)
March 31, 2026

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
UBS Group AG	5/6/2026	68,815,056	USD	59,628,974	EUR	$–	$(462)
UBS Group AG	5/6/2026	22,927,118	USD	17,387,114	GBP	–	(203)
UBS Group AG	5/6/2026	4,717,653	USD	45,960,069	NOK	40	–
UBS Group AG	5/6/2026	10,042,523	USD	95,503,088	SEK	–	(368)
UBS Group AG	5/6/2026	2,657,565	USD	3,420,443	SGD	–	(60)
UBS Group AG	5/8/2026	62,928,876	USD	9,980,274,310	JPY	2,608	–
						$8,126,267	$(15,845)

^	Amount represents less than $1.

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Australia	$86,766,848	$–	$118,302	*	$86,885,150
Other	1,161,175,121	–	–		1,161,175,121
Mutual Fund	–	101,408	–		101,408
Investment of Cash Collateral for Securities Loaned	–	10,543,788	–		10,543,788
Total Investments in Securities	$1,247,941,969	$10,645,196	$118,302		$1,258,705,467
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$8,126,267	$–		$8,126,267
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$(15,845)	$–		$(15,845)
Total - Net	$1,247,941,969	$18,755,618	$118,302		$1,266,815,889

*	Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree Dynamic International SmallCap Equity Fund (DDLS)
March 31, 2026

Investments	Shares	Value
COMMON STOCKS — 98.7%
Australia — 9.0%
Abacus Group	574,994	$399,721
Accent Group Ltd.(a)	410,098	209,253
Acrow Ltd.	311,751	177,220
Adairs Ltd.	139,436	124,627
Amotiv Ltd.	71,360	328,436
AMP Ltd.	463,513	415,873
Ansell Ltd.	29,649	573,255
ARB Corp. Ltd.	16,810	240,280
Aspen Group Ltd.	74,094	231,914
AUB Group Ltd.	29,176	485,578
Aussie Broadband Ltd.	61,895	202,633
Austin Engineering Ltd.(a)	905,687	102,350
Australian Clinical Labs Ltd.	150,521	214,431
Australian Ethical Investment Ltd.	63,822	198,014
Autosports Group Ltd.	101,625	160,783
Beach Energy Ltd.	1,598,357	1,417,656
Beacon Lighting Group Ltd.(a)	93,118	101,724
Bega Cheese Ltd.	85,923	351,327
Bisalloy Steel Group Ltd.(a)	75,535	237,976
Bravura Solutions Ltd.	129,129	180,419
Breville Group Ltd.(a)	22,816	411,607
Cash Converters International Ltd.	976,980	190,703
Cedar Woods Properties Ltd.	63,437	307,177
Centuria Capital Group	387,820	421,004
Civmec Australia Ltd.	284,064	278,214
Cobram Estate Olives Ltd.	96,418	226,506
Collins Foods Ltd.	45,614	273,359
Corporate Travel Management Ltd.*^	38,685	284,964
Cromwell Property Group	1,676,476	453,546
Dalrymple Bay Infrastructure Ltd.	243,510	842,239
Data#3 Ltd.	71,042	323,567
Dicker Data Ltd.	87,486	511,110
Duratec Ltd.	138,203	241,371
Elders Ltd.	93,082	459,013
EQT Holdings Ltd.	17,074	241,481
EVT Ltd.	49,360	446,248
Fiducian Group Ltd.	28,652	187,996
Fleetwood Ltd.	129,850	145,852
G8 Education Ltd.	653,293	107,386
GR Engineering Services Ltd.	168,566	447,949
GrainCorp Ltd., Class A	105,358	478,419
GWA Group Ltd.	235,997	337,816
Hansen Technologies Ltd.	64,071	215,901
Helia Group Ltd.	158,402	570,655
Iluka Resources Ltd.	65,037	293,989
Imdex Ltd.	98,462	258,957
Ingenia Communities Group	95,095	259,220
Inghams Group Ltd.(a)	277,709	376,602
Integral Diagnostics Ltd.	146,309	236,489
IPD Group Ltd.	93,636	280,254
IRESS Ltd.	58,712	280,277
IVE Group Ltd.	216,466	386,952
Jumbo Interactive Ltd.	52,577	277,637
Jupiter Mines Ltd.	1,630,547	290,358
Kelsian Group Ltd.	106,189	283,643
Kogan.com Ltd.	105,263	250,168
Lovisa Holdings Ltd.	31,766	460,368
Lycopodium Ltd.	28,716	256,072
Maas Group Holdings Ltd.	86,859	257,591
Macmahon Holdings Ltd.	1,249,582	611,925
Mader Group Ltd.	44,532	240,035
Magellan Financial Group Ltd.	85,168	572,233
McMillan Shakespeare Ltd.	56,282	565,107
Metcash Ltd.	431,258	874,291
Monadelphous Group Ltd.	42,977	802,397
MotorCycle Holdings Ltd.	106,642	159,225
MyState Ltd.	107,909	325,190
nib holdings Ltd.	165,351	720,263
Nick Scali Ltd.	29,124	312,769
Nine Entertainment Co. Holdings Ltd.	873,723	568,492
NRW Holdings Ltd.	158,979	573,822
Objective Corp. Ltd.	23,816	191,498
oOh!media Ltd.	294,583	190,663
Orora Ltd.	565,784	730,448
Perenti Ltd.	328,309	438,475
Perpetual Ltd.	57,634	626,050
Peter Warren Automotive Holdings Ltd.	164,119	152,871
Pinnacle Investment Management Group Ltd.	66,482	643,389
Praemium Ltd.	385,452	170,277
Premier Investments Ltd.	43,756	375,205
Propel Funeral Partners Ltd.	58,287	161,679
Redox Ltd.	238,082	538,106
Regal Partners Ltd.	190,442	337,823
Regis Healthcare Ltd.	86,735	365,934
Regis Resources Ltd.	82,962	377,858
Ricegrowers Ltd.	37,310	356,984
Ridley Corp. Ltd.	175,364	327,892
Servcorp Ltd.	70,610	331,271
Service Stream Ltd.	260,163	343,898
Shape Australia Pty Ltd.(a)	76,881	334,891
Shaver Shop Group Ltd.	175,159	155,356
SmartGroup Corp. Ltd.	87,134	489,957
Southern Cross Electrical Engineering Ltd.	186,036	355,491
SRG Global Ltd.	337,153	568,054
Super Retail Group Ltd.	79,934	701,854
Supply Network Ltd.(a)	12,803	274,726
Tabcorp Holdings Ltd.	668,196	430,189
Tasmea Ltd.	111,912	346,451
Universal Store Holdings Ltd.	56,071	299,160
Ventia Services Group Pty. Ltd.	405,641	1,453,017
Vulcan Steel Ltd.	39,652	143,121
Waypoint REIT Ltd.	483,227	777,761
Westgold Resources Ltd.	90,838	366,446
Total Australia		38,888,674
Austria — 0.7%
CA Immobilien Anlagen AG	38,246	1,071,710
Kontron AG	16,487	358,461
Palfinger AG	10,769	420,012
Porr AG	12,310	507,772

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Dynamic International SmallCap Equity Fund (DDLS)
March 31, 2026

Investments	Shares	Value
SBO AG	12,428	$517,652
Total Austria		2,875,607
Belgium — 1.7%
Barco NV	36,048	393,124
Bekaert SA	23,154	1,067,122
Deceuninck NV	98,358	226,203
EVS Broadcast Equipment SA	5,792	222,229
Fagron	17,398	432,993
Ion Beam Applications	15,819	236,582
Kinepolis Group NV(a)	7,026	210,884
Montea NV	10,714	807,341
Proximus SADP	218,950	1,765,919
Retail Estates NV	10,197	775,433
Tessenderlo Group SA	18,321	413,323
VGP NV	7,720	730,278
Total Belgium		7,281,431
Brazil — 0.1%
Pluxee NV	34,528	418,121
China — 0.3%
Health & Happiness H&H International Holdings Ltd.	168,500	257,042
KLN Logistics Group Ltd.	620,500	521,555
Morimatsu International Holdings Co. Ltd.(a)	292,000	245,810
VSTECS Holdings Ltd.	392,000	425,489
Total China		1,449,896
Denmark — 0.4%
Cementir Holding NV	29,832	526,586
Chemometec AS	2,890	134,041
D/S Norden AS	11,840	536,373
Matas AS(a)	11,584	188,262
Per Aarsleff Holding AS	4,055	464,561
Total Denmark		1,849,823
Finland — 1.4%
Aktia Bank OYJ	36,327	524,874
F-Secure OYJ	125,792	233,349
Harvia OYJ	6,751	257,079
Kalmar OYJ, Class B^	20,581	1,028,214
Marimekko OYJ	19,525	228,567
Nokian Renkaat OYJ(a)	50,144	525,183
Oma Saastopankki OYJ	17,989	250,796
Outokumpu OYJ	238,320	1,274,108
Pihlajalinna OYJ	14,175	210,688
Puuilo OYJ	41,751	605,648
Raisio OYJ, Class V	95,943	294,051
Sanoma OYJ	23,463	241,955
Talenom OYJ(a)	47,093	68,911
Terveystalo OYJ(a)(b)	55,757	555,704
Total Finland		6,299,127
France — 3.2%
ABC arbitrage	47,042	285,101
Bonduelle SCA	19,367	188,113
Catana Group(a)	42,337	113,659
Cie des Alpes	26,124	710,362
Derichebourg SA	50,597	475,419
Etablissements Maurel & Prom SA	129,728	1,614,304
Exosens SAS	3,350	236,224
GL Events SACA	13,403	451,706
Interparfums SA	29,879	786,303
IPSOS SA	19,194	743,959
Kaufman & Broad SA	15,957	520,314
Lectra	10,102	194,380
LISI SA	6,554	395,700
Louis Hachette Group	100,740	181,015
Mersen SA	11,618	297,175
Opmobility	85,361	1,473,327
Planisware SA	13,366	221,456
Pullup Entertainment(a)	10,708	162,118
Quadient SA	22,154	275,168
Societe BIC SA	20,479	1,267,100
Television Francaise 1 SA	118,652	948,089
Valeo SE	90,870	1,081,555
Vicat SACA	19,222	1,379,795
Total France		14,002,342
Germany — 2.5%
AIXTRON SE	19,745	743,931
Alzchem Group AG	1,930	378,037
Borussia Dortmund GmbH & Co. KGaA(a)	46,855	163,848
Cancom SE(a)	13,733	382,129
Dermapharm Holding SE(a)	13,918	678,336
Deutz AG	35,439	344,629
Eckert & Ziegler SE	11,773	198,318
Elmos Semiconductor SE	3,937	652,307
Friedrich Vorwerk Group SE	1,897	153,001
Indus Holding AG	14,311	436,962
MLP SE	54,797	440,697
Mutares SE & Co. KGaA(a)	14,411	473,224
Nagarro SE(a)	4,724	257,345
PNE AG	10,647	103,537
ProCredit Holding AG	39,521	332,413
ProSiebenSat.1 Media SE	33,097	148,419
SAF-Holland SE	28,844	545,703
Salzgitter AG	6,742	283,537
Sirius Real Estate Ltd.	721,467	880,995
Softwareone Holding AG(a)	73,307	634,953
Stroeer SE & Co. KGaA(a)	25,989	911,811
SUSS MicroTec SE	4,799	271,273
TAG Immobilien AG	44,289	685,840
Vossloh AG	3,784	296,475
Wacker Neuson SE	22,066	459,674
Total Germany		10,857,394
Hong Kong — 3.3%
Cafe de Coral Holdings Ltd.(a)	448,000	243,422
Crystal International Group Ltd.(b)	1,261,500	933,229
Dah Sing Banking Group Ltd.	1,183,600	1,834,231
Dah Sing Financial Holdings Ltd.	268,800	1,380,993
Dream International Ltd.	534,000	469,281
Hang Lung Group Ltd.	674,000	1,281,771
Hutchison Telecommunications Hong Kong Holdings Ltd.	3,090,000	461,124

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Dynamic International SmallCap Equity Fund (DDLS)
March 31, 2026

Investments	Shares		Value
Hysan Development Co. Ltd.	591,000		$1,413,389
Luk Fook Holdings International Ltd.	241,000		714,375
Man Wah Holdings Ltd.(a)	2,054,400		1,129,367
Nissin Foods Co. Ltd.	246,000		226,226
Pacific Basin Shipping Ltd.	1,491,000		543,897
SmarTone Telecommunications Holdings Ltd.	703,000		457,297
SUNeVision Holdings Ltd.	484,000		333,359
Swire Pacific Ltd., Class B	820,000		1,338,741
Vitasoy International Holdings Ltd.	228,000		181,174
VTech Holdings Ltd.(a)	167,900		1,265,643
Total Hong Kong			14,207,519
Indonesia — 0.7%
Bumitama Agri Ltd.	935,200		1,333,774
First Resources Ltd.	854,427		1,920,581
Total Indonesia			3,254,355
Ireland — 0.5%
C&C Group PLC(a)	177,822		262,633
Cairn Homes PLC	259,842		628,719
COSMO Pharmaceuticals NV	5,293		546,064
Greencore Group PLC	72,249		231,041
Origin Enterprises PLC	64,050		330,986
Uniphar PLC	46,012		201,457
Total Ireland			2,200,900
Israel — 6.5%
Ackerstein Group Ltd.	85,850		219,064
Altshuler Shaham Finance Ltd.	121,489		257,676
Aryt Industries Ltd.	15,350		221,244
Ashdod Refinery Ltd.^	1	†	24
Ashot -Ashkelon Industries Ltd.(a)	8,741		280,985
Ashtrom Group Ltd.	10,785		234,008
Atreyu Capital Markets Ltd.(a)	11,800		270,269
AudioCodes Ltd.(a)	22,670		188,970
Aura Investments Ltd.(a)	32,675		196,619
Automatic Bank Services Ltd.(a)	33,383		259,875
Ayalon Holdings Ltd.	23,783		1,012,331
Azorim-Investment Development & Construction Co. Ltd.^(a)	29,528		175,812
Carasso Real Estate Ltd.(a)	22,791		239,639
Danya Cebus Ltd.	10,752		551,646
Delek Group Ltd.	0	†	114
Delta Galil Ltd.(a)	6,283		324,149
Delta Israel Brands Ltd.	9,053		285,080
Elco Ltd.	3,693		154,387
Electra Consumer Products 1970 Ltd.(a)	5,687		134,183
Energean PLC	147,316		1,678,454
Energix-Renewable Energies Ltd.	127,225		761,537
FIBI Holdings Ltd.	20,643		1,972,444
G City Ltd.	89,719		331,030
Gav-Yam Lands Corp. Ltd.(a)	62,915		714,133
Hilan Ltd.	4,049		248,775
IDI Insurance Co. Ltd.	10,043		664,126
Inrom Construction Industries Ltd.(a)	34,855		271,554
Israel Canada TR Ltd.(a)	38,363		212,743
Isramco Negev 2 LP(a)	706,334		474,245
Land Development Nimrodi Group Ltd.	22,066		240,542
Lapidoth Capital Ltd.(a)	18,953		534,105
Libra Insurance Co. Ltd.	35,740		209,743
Matrix IT Ltd.	28,687		791,698
Max Stock Ltd.	47,505		400,351
Maytronics Ltd.^	1	†	1	‡
Mediterranean Towers Ltd.	85,876		454,198
Mega Or Holdings Ltd.	7,603		1,205,404
Meitav Investment House Ltd.	14,833		517,217
Meitav Trade Investments Ltd.	32,628		232,710
Mivne Real Estate KD Ltd.^	102,852		424,437
More Provident Funds & Pension Ltd.	66,902		280,957
Neto Malinda Trading Ltd.(a)	13,722		669,694
One Software Technologies Ltd.	21,905		409,310
Orion Retail Properties Ltd.^	1	†	1	‡
Palram Industries 1990 Ltd.(a)	23,482		370,729
Partner Communications Co. Ltd.	65,721		730,372
Paz Retail & Energy Ltd.	1	†	211
PCB Technologies Ltd.	69,824		371,510
Plus500 Ltd.	45,028		2,415,513
Prashkovsky Investments & Construction Ltd.^(a)	4,113		190,833
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	6,445		768,705
Ratio Energies Finance LP	447,418		616,395
Retailors Ltd.(a)	17,839		193,785
Shufersal Ltd.	100,840		1,466,851
Sisram Medical Ltd.(b)	315,200		131,464
Tamar Petroleum Ltd.(b)	24,573		273,941
Tel Aviv Stock Exchange Ltd.	10,366		455,021
Tiv Taam Holdings 1 Ltd.	68,328		280,237
Wesure Global Tech Ltd.	66,968		404,459
YD More Investments Ltd.	35,722		398,797
YH Dimri Construction & Development Ltd.(a)	2,895		387,284
Total Israel			28,161,591
Italy — 2.8%
Alerion Cleanpower SpA	24,325		571,756
Arnoldo Mondadori Editore SpA	176,997		406,240
Ascopiave SpA	102,910		401,962
Banco di Desio e della Brianza SpA	70,491		698,490
BasicNet SpA	25,737		188,601
Carel Industries SpA(b)	12,189		309,674
Datalogic SpA	36,577		214,092
Digital Value SpA(a)	5,616		187,652
El.En. SpA	20,969		296,932
Enav SpA(b)	269,157		1,603,334
Equita Group SpA	52,370		342,735
Esprinet SpA	47,478		269,691
Ferretti SpA(a)	123,910		569,649
Fiera Milano SpA	47,513		391,423
Fila SpA(a)	24,692		261,741
FNM SpA	387,133		207,415
Garofalo Health Care SpA	30,653		162,818
Gas Plus SpA	33,888		285,034
GPI SpA(a)	15,540		294,719

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Dynamic International SmallCap Equity Fund (DDLS)
March 31, 2026

Investments	Shares	Value
Immobiliare Grande Distribuzione SIIQ SpA	63,827	$290,857
IMMSI SpA	308,799	167,581
Industrie De Nora SpA	19,260	123,828
Moltiply Group SpA	2,216	80,684
Orsero SpA	12,783	220,339
OVS SpA(b)	82,397	422,663
RAI Way SpA(b)	196,929	1,331,912
Revo Insurance SpA(a)	7,736	210,802
Sanlorenzo SpA	10,919	387,491
Sesa SpA(a)	2,885	263,102
Sogefi SpA	122,479	267,564
Tinexta SpA	15,409	265,604
Wiit SpA(a)	9,140	275,388
Total Italy		11,971,773
Japan — 27.1%
ADEKA Corp.	36,300	823,704
Ai Holdings Corp.	13,400	227,418
Aica Kogyo Co. Ltd.	24,100	548,381
Aichi Financial Group, Inc.	25,500	220,074
Aichi Steel Corp.	10,500	185,395
Aisan Industry Co. Ltd.	11,900	137,334
Alfresa Holdings Corp.	36,800	584,766
Alps Alpine Co. Ltd.	43,500	569,282
Amano Corp.	23,500	558,068
and ST HD Co. Ltd.	9,800	181,659
Anritsu Corp.	26,500	456,075
Anycolor, Inc.	7,000	127,557
AOKI Holdings, Inc.	41,600	421,517
Aoyama Trading Co. Ltd.	59,400	300,566
Aozora Bank Ltd.	33,700	528,303
Arcs Co. Ltd.	8,100	192,457
ARE Holdings, Inc.	13,600	286,806
Ariake Japan Co. Ltd.	3,100	109,121
Artience Co. Ltd.	9,728	228,693
As One Corp.	8,600	119,143
Asahi Kogyosha Co. Ltd.	6,100	130,750
Asanuma Corp.	34,900	214,985
Autobacs Seven Co. Ltd.	17,400	171,277
Awa Bank Ltd.	5,370	192,063
Bando Chemical Industries Ltd.	3,900	49,495
Bank of Nagoya Ltd.	10,700	378,660
Bic Camera, Inc.	27,900	302,605
Bunka Shutter Co. Ltd.	16,700	199,447
C Uyemura & Co. Ltd.	2,500	309,887
Calbee, Inc.	16,000	309,460
Casio Computer Co. Ltd.	61,000	537,186
Central Glass Co. Ltd.	7,700	191,181
Chori Co. Ltd.	9,100	239,955
Chugin Financial Group, Inc.	65,500	1,139,632
Chugoku Electric Power Co., Inc.	90,100	565,044
Chugoku Marine Paints Ltd.	15,200	311,471
Citizen Watch Co. Ltd.	72,800	761,908
CKD Corp.	7,600	203,985
Computer Engineering & Consulting Ltd.	6,100	73,887
Create Restaurants Holdings, Inc.(a)	37,000	177,453
Create SD Holdings Co. Ltd.	7,200	149,576
Daicel Corp.	95,100	732,573
Dai-Dan Co. Ltd.	39,200	646,311
Daido Steel Co. Ltd.	44,000	501,289
Daiei Kankyo Co. Ltd.	6,800	166,057
Daihen Corp.	1,937	136,000
Daiichikosho Co. Ltd.	20,600	218,379
Daiki Aluminium Industry Co. Ltd.	10,500	92,863
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	13,600	92,154
Daio Paper Corp.	13,800	88,738
Daishi Hokuetsu Financial Group, Inc.	102,300	1,201,827
Daiwabo Holdings Co. Ltd.	18,000	346,785
DCM Holdings Co. Ltd.	23,000	231,316
Dentsu Soken, Inc.	20,200	250,135
Dexerials Corp.	27,900	370,825
DIC Corp.	16,400	376,884
Dip Corp.	11,041	144,285
DMG Mori Co. Ltd.	29,200	434,265
Dowa Holdings Co. Ltd.	9,800	538,079
DTS Corp.	35,900	231,751
Eagle Industry Co. Ltd.	10,500	187,705
EDION Corp.	15,400	209,089
Elecom Co. Ltd.	19,600	196,505
EM Systems Co. Ltd.(a)	30,800	126,809
ES-Con Japan Ltd.	25,800	175,470
ESPEC Corp.	6,700	125,206
Exedy Corp.	29,430	1,022,993
EXEO Group, Inc.	64,700	1,085,247
Ezaki Glico Co. Ltd.	6,600	243,937
Ferrotec Corp.	11,000	434,220
First Bank of Toyama Ltd.	11,700	171,797
FP Corp.	9,400	139,089
France Bed Holdings Co. Ltd.	4,200	34,135
Fuji Co. Ltd.	6,100	80,022
Fuji Oil Co. Ltd.	5,900	133,176
Fuji Seal International, Inc.	14,500	235,150
Fujimi, Inc.	13,400	225,987
FULLCAST Holdings Co. Ltd.	3,100	32,249
Funai Soken Holdings, Inc.	21,800	156,350
Furuno Electric Co. Ltd.	5,000	191,401
Future Corp.	11,000	109,938
G-7 Holdings, Inc.	3,200	26,973
Galilei Co. Ltd.	6,500	143,409
Glory Ltd.	9,900	247,360
GMO Financial Holdings, Inc.	51,800	289,786
Goldwin, Inc.	20,800	289,205
GS Yuasa Corp.	13,151	436,217
Gunze Ltd.	6,200	144,195
H2O Retailing Corp.	13,100	196,389
Hakuhodo DY Holdings, Inc.	71,100	458,984
Hakuto Co. Ltd.	6,700	175,618
Hanwa Co. Ltd.	49,695	485,111
Happinet Corp.	6,800	114,851
Hazama Ando Corp.	90,500	1,110,415
Heiwa Real Estate Co. Ltd.	16,100	244,298
Heiwado Co. Ltd.	7,500	139,827

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Dynamic International SmallCap Equity Fund (DDLS)
March 31, 2026

Investments	Shares	Value
Hiday Hidaka Corp.	3,100	$57,581
Hirogin Holdings, Inc.	82,300	889,268
Hokkaido Electric Power Co., Inc.	26,900	178,556
Hokuetsu Corp.	20,400	117,202
Hokuriku Electric Power Co.	21,300	142,924
Hokuto Corp.	3,100	37,082
House Foods Group, Inc.	8,600	164,821
HU Group Holdings, Inc.	10,700	214,619
Hyakugo Bank Ltd.	34,100	322,374
Hyakujushi Bank Ltd.	23,600	309,890
Ichibanya Co. Ltd.	18,900	109,178
Ichigo, Inc.	62,500	183,072
Ichiyoshi Securities Co. Ltd.	2,600	23,616
Iino Kaiun Kaisha Ltd.	28,000	308,178
Inaba Denki Sangyo Co. Ltd.	38,600	630,838
Inabata & Co. Ltd.	14,200	352,568
INFRONEER Holdings, Inc.	68,400	927,607
Ishihara Sangyo Kaisha Ltd.	18,200	315,860
Ito En Ltd.	6,200	115,999
Itochu Enex Co. Ltd.	39,700	496,843
Itoham Yonekyu Holdings, Inc.	9,680	349,256
IwaiCosmo Holdings, Inc.	10,400	226,840
Iwatani Corp.	46,200	582,255
Izumi Co. Ltd.	36,300	236,615
JAC Recruitment Co. Ltd.	37,400	199,589
Japan Airport Terminal Co. Ltd.	12,600	408,437
Japan Elevator Service Holdings Co. Ltd.	11,800	120,344
Japan Investment Adviser Co. Ltd.	12,300	145,042
Japan Securities Finance Co. Ltd.	17,100	222,067
Jeol Ltd.	4,900	176,146
JMDC, Inc.^	4,100	83,500
Juroku Financial Group, Inc.	48,000	535,848
Justsystems Corp.	4,900	107,493
Kaga Electronics Co. Ltd.	12,400	287,611
Kamei Corp.	6,300	129,691
Kanamoto Co. Ltd.	5,500	150,214
Kaneka Corp.	13,500	406,892
Kanematsu Corp.	61,200	848,429
Kansai Paint Co. Ltd.	39,500	581,861
Kanto Denka Kogyo Co. Ltd.	10,500	88,903
Katitas Co. Ltd.	14,300	280,445
Kato Sangyo Co. Ltd.	5,048	212,594
Keihan Holdings Co. Ltd.	7,700	156,333
Keikyu Corp.	43,400	416,022
Keio Corp.	102,500	496,940
Keiyo Bank Ltd.	11,700	147,748
Ki-Star Real Estate Co. Ltd.	8,400	172,921
Kitz Corp.	22,700	252,412
Kiyo Bank Ltd.	29,700	714,077
Kokuyo Co. Ltd.	75,100	404,980
Konoike Transport Co. Ltd.	18,200	331,190
Kotobuki Spirits Co. Ltd.	12,700	146,127
K's Holdings Corp.	30,900	325,043
Kumagai Gumi Co. Ltd.	38,700	372,672
Kurabo Industries Ltd.	5,863	309,937
Kureha Corp.	11,000	272,770
Kurimoto Ltd.	17,500	167,421
Kusuri no Aoki Holdings Co. Ltd.(a)	7,200	175,101
KYB Corp.	15,800	411,660
Kyokuto Kaihatsu Kogyo Co. Ltd.	14,400	259,777
Kyokuyo Co. Ltd.	800	24,942
Kyorin Pharmaceutical Co. Ltd.	3,773	39,013
Kyushu Financial Group, Inc.	86,000	609,227
LA Holdings Co. Ltd.	3,100	170,891
Leopalace21 Corp.	35,200	140,499
Life Corp.	23,500	375,196
Lintec Corp.	18,100	509,699
Lion Corp.	29,200	305,509
Mabuchi Motor Co. Ltd.	46,400	456,592
Macnica Holdings, Inc.	42,500	617,237
Maruzen Showa Unyu Co. Ltd.	4,300	222,176
Matsui Securities Co. Ltd.	84,400	500,278
Max Co. Ltd.	38,000	383,368
MCJ Co. Ltd.^	20,900	300,974
Megmilk Snow Brand Co. Ltd.	10,500	213,841
Meidensha Corp.	8,900	419,574
MEITEC Group Holdings, Inc.	32,400	665,759
Mirait One Corp.	15,200	341,090
Miroku Jyoho Service Co. Ltd.	6,900	74,946
Mitsubishi Logistics Corp.	73,500	610,305
Mitsubishi Materials Corp.	28,200	853,498
Mitsuboshi Belting Ltd.	11,400	281,614
Mitsui E&S Co. Ltd.	5,800	203,323
Mitsui-Soko Holdings Co. Ltd.	6,200	155,653
Miura Co. Ltd.	17,000	331,900
Mizuho Medy Co. Ltd.	8,000	90,917
Mizuno Corp.	7,400	156,754
Monex Group, Inc.	48,600	204,677
Morinaga & Co. Ltd.	16,300	276,687
Morinaga Milk Industry Co. Ltd.	13,700	410,251
Morita Holdings Corp.	5,500	92,410
Musashino Bank Ltd.	15,600	204,254
Nabtesco Corp.	15,600	376,738
Nafco Co. Ltd.	1,900	25,271
Nagase & Co. Ltd.	73,200	531,435
Nagoya Railroad Co. Ltd.	22,900	248,447
NANKAI Co. Ltd.	10,400	200,561
Nanto Bank Ltd.	37,000	327,695
Nichias Corp.	44,322	804,170
Nichiden Corp.	5,000	75,209
Nichirei Corp.	39,400	487,764
Nifco, Inc.	16,500	455,412
Nihon Kohden Corp.	13,500	123,468
Nihon M&A Center Holdings, Inc.	97,700	386,956
Nikkon Holdings Co. Ltd.	15,000	400,999
Nippn Corp.	14,700	250,683
Nippon Carbon Co. Ltd.	600	16,858
Nippon Denko Co. Ltd.	9,200	23,768
Nippon Densetsu Kogyo Co. Ltd.	9,400	281,545
Nippon Electric Glass Co. Ltd.	18,000	669,018
Nippon Gas Co. Ltd.	40,600	748,889
Nippon Kanzai Holdings Co. Ltd.	8,100	146,481
Nippon Kayaku Co. Ltd.	46,900	517,524
Nippon Light Metal Holdings Co. Ltd.	13,100	228,585

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Dynamic International SmallCap Equity Fund (DDLS)
March 31, 2026

Investments	Shares	Value
Nippon Parking Development Co. Ltd.	45,400	$75,909
Nippon Shinyaku Co. Ltd.	14,700	472,444
Nippon Shokubai Co. Ltd.	65,200	930,316
Nippon Signal Co. Ltd.	15,700	157,898
Nippon Soda Co. Ltd.	15,300	336,121
Nippon Yakin Kogyo Co. Ltd.	3,000	87,403
Nipro Corp.	17,100	166,819
Nishimatsu Construction Co. Ltd.	9,950	357,685
Nishi-Nippon Financial Holdings, Inc.	35,700	831,631
Nishi-Nippon Railroad Co. Ltd.	5,900	111,592
Nishio Holdings Co. Ltd.	3,400	92,218
Nissei ASB Machine Co. Ltd.	2,900	135,074
Nisshin Oillio Group Ltd.	20,100	241,190
Nisshinbo Holdings, Inc.	23,400	211,731
Nissui Corp.	54,800	462,781
Nitto Kogyo Corp.	17,700	469,508
Noevir Holdings Co. Ltd.	11,473	325,966
Nohmi Bosai Ltd.	14,800	381,419
Nojima Corp.	27,900	190,279
Nomura Co. Ltd.	24,258	195,022
Noritake Co. Ltd.	9,000	176,221
North Pacific Bank Ltd.	74,300	436,674
NPR-RIKEN Corp.	10,400	243,183
NS United Kaiun Kaisha Ltd.	5,900	270,356
NSD Co. Ltd.	16,300	280,785
NSK Ltd.	165,500	1,131,317
NTN Corp.	89,400	179,429
Ogaki Kyoritsu Bank Ltd.	7,900	301,917
Ohsho Food Service Corp.	9,116	177,060
Okamura Corp.	27,700	429,194
Okasan Securities Group, Inc.	59,400	306,540
Okinawa Cellular Telephone Co.	24,300	524,675
Okinawa Financial Group, Inc.	3,242	106,783
OKUMA Corp.	10,700	236,074
Okumura Corp.	10,490	416,725
Okuwa Co. Ltd.	3,400	17,567
Onward Holdings Co. Ltd.	92,100	410,453
Open Up Group, Inc.	20,300	227,129
Osaka Soda Co. Ltd.	8,800	94,422
OSG Corp.(a)	14,600	232,183
PAL GROUP Holdings Co. Ltd.	23,460	213,675
PALTAC Corp.	8,600	260,124
Park24 Co. Ltd.	11,600	137,627
Penta-Ocean Construction Co. Ltd.	40,900	418,281
PHC Holdings Corp.	23,700	162,231
Pigeon Corp.	30,100	308,965
Pilot Corp.	4,600	135,493
Pola Orbis Holdings, Inc.	58,400	479,967
Prima Meat Packers Ltd.	5,157	88,495
PS Construction Co. Ltd.	16,200	274,430
Raito Kogyo Co. Ltd.	12,600	303,338
Raiznext Corp.	12,500	177,258
Relo Group, Inc.	17,400	206,713
Rengo Co. Ltd.	52,650	416,163
Resorttrust, Inc.	41,400	451,629
Restar Corp.	4,554	75,256
Riken Vitamin Co. Ltd.	12,600	227,464
Rorze Corp.	10,600	171,236
Round One Corp.	20,200	103,812
Ryobi Ltd.	3,800	57,708
RYODEN Corp.	7,700	158,511
Ryoyo Ryosan Holdings, Inc.	16,000	300,911
S Foods, Inc.	3,600	67,637
Saibu Gas Holdings Co. Ltd.	5,600	89,585
Sakai Moving Service Co. Ltd.	13,500	232,001
Sakata INX Corp.	20,400	290,696
Sakata Seed Corp.	3,100	83,984
Sala Corp.	6,200	40,141
San ju San Financial Group, Inc.	28,400	256,884
San-A Co. Ltd.	9,100	174,461
San-Ai Obbli Co. Ltd.	24,300	368,112
Sangetsu Corp.	21,200	411,767
San-In Godo Bank Ltd.	33,000	358,646
Sanki Engineering Co. Ltd.	21,000	885,725
Sankyu, Inc.	17,200	943,086
SBI Global Asset Management Co. Ltd.	4,997	18,312
Seiko Group Corp.	10,000	343,831
Seino Holdings Co. Ltd.	60,800	927,344
Seiren Co. Ltd.	12,600	244,333
Senko Group Holdings Co. Ltd.	39,180	442,188
Senshu Ikeda Holdings, Inc.	33,500	180,882
Seria Co. Ltd.	9,000	212,710
Seven Bank Ltd.	290,700	489,160
Shibaura Machine Co. Ltd.	4,000	94,538
Shibaura Mechatronics Corp.	10,500	260,701
Shiga Bank Ltd.	23,000	269,338
Shikoku Electric Power Co., Inc.	39,100	429,611
Shin Nippon Air Technologies Co. Ltd.	10,600	217,210
Shinagawa Refra Co. Ltd.	13,100	167,651
Shin-Etsu Polymer Co. Ltd.	17,800	214,822
Shinmaywa Industries Ltd.	10,500	151,735
Ship Healthcare Holdings, Inc.	10,500	158,302
SHO-BOND Holdings Co. Ltd.	48,000	423,609
Shoei Co. Ltd.	6,100	63,113
Sinfonia Technology Co. Ltd.	2,300	149,921
SKY Perfect JSAT Corp.	48,200	876,501
Sotetsu Holdings, Inc.	12,000	220,781
St. Marc Holdings Co. Ltd.	1,900	35,470
Starts Corp., Inc.	16,100	480,703
Stella Chemifa Corp.	2,500	75,586
Sumitomo Heavy Industries Ltd.	29,600	875,962
Sumitomo Osaka Cement Co. Ltd.	4,100	98,009
Sun Frontier Fudousan Co. Ltd.	9,800	162,194
Suruga Bank Ltd.	38,200	478,070
Suzuken Co. Ltd.	8,200	305,909
SWCC Corp.	2,900	219,473
Systena Corp.	92,400	239,872
T Hasegawa Co. Ltd.	4,000	71,029
Tachibana Eletech Co. Ltd.	2,100	37,726
Tachi-S Co. Ltd.	15,900	202,685
Taihei Dengyo Kaisha Ltd.	5,700	103,653
Taiheiyo Cement Corp.	18,300	402,717
Taikisha Ltd.	11,800	244,025
Taiyo Yuden Co. Ltd.	21,400	496,899

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Dynamic International SmallCap Equity Fund (DDLS)
March 31, 2026

Investments	Shares	Value
Takamatsu Construction Group Co. Ltd.	4,500	$101,263
Takara Holdings, Inc.	18,000	174,807
Takara Standard Co. Ltd.	24,800	427,129
Takasago International Corp.	30,800	229,417
Takeuchi Manufacturing Co. Ltd.	11,700	454,497
Takuma Co. Ltd.	19,500	330,822
Tamron Co. Ltd.	46,500	289,365
Tanseisha Co. Ltd.	14,200	131,566
Teijin Ltd.	45,300	464,703
TKC Corp.	9,600	223,270
Toa Corp.	47,500	909,155
TOA Road Corp.	22,800	244,926
Toagosei Co. Ltd.	32,500	348,820
Tocalo Co. Ltd.	20,900	328,430
Toda Corp.	68,304	621,687
Toenec Corp.	27,500	343,469
Toho Gas Co. Ltd.	36,800	291,226
Toho Holdings Co. Ltd.	5,600	167,623
Tokai Carbon Co. Ltd.	37,400	226,177
TOKAI Holdings Corp.	41,000	299,981
Tokai Rika Co. Ltd.	21,300	393,760
Tokai Tokyo Financial Holdings, Inc.	88,718	397,053
Tokuyama Corp.	20,000	469,923
Tokyo Kiraboshi Financial Group, Inc.	5,900	408,316
Tokyo Sangyo Co. Ltd.	2,200	12,197
Tokyo Seimitsu Co. Ltd.	6,300	523,119
Tokyu Construction Co. Ltd.	26,000	229,455
TOMONY Holdings, Inc.	50,700	259,412
Tomy Co. Ltd.	10,500	171,733
Toridoll Holdings Corp.	6,500	178,016
Tosei Corp.	23,200	228,661
Totech Corp.	13,800	315,746
Totetsu Kogyo Co. Ltd.	13,745	463,955
Towa Pharmaceutical Co. Ltd.	4,500	113,285
Toyobo Co. Ltd.	7,900	65,399
Toyota Boshoku Corp.	50,700	768,356
Transcosmos, Inc.	4,900	119,813
Trial Holdings, Inc.(a)	8,000	211,201
Trusco Nakayama Corp.	8,600	122,332
Tsubakimoto Chain Co.	30,868	446,266
Tsumura & Co.	17,913	421,787
UACJ Corp.	29,600	429,236
UBE Corp.	32,500	496,621
Uchida Yoko Co. Ltd.	9,500	117,817
Ulvac, Inc.	6,400	327,945
Umios Corp.	32,300	295,713
U-Next Holdings Co. Ltd.	11,300	117,269
UT Group Co. Ltd.	257,200	313,639
Valor Holdings Co. Ltd.	11,000	253,064
Valqua Ltd.	1,600	45,760
VT Holdings Co. Ltd.	25,200	77,141
Wacoal Holdings Corp.	5,900	146,749
Wakita & Co. Ltd.	14,900	176,170
Wellneo Sugar Co. Ltd.	14,400	258,872
Yahagi Construction Co. Ltd.	9,400	123,017
YAMABIKO Corp.	9,700	212,792
Yamaguchi Financial Group, Inc.	57,100	863,732
Yamaichi Electronics Co. Ltd.	1,700	78,861
Yamanashi Chuo Bank Ltd.	5,600	182,689
Yamazen Corp.	16,000	144,522
Yellow Hat Ltd.	23,700	230,162
Yokogawa Bridge Holdings Corp.	7,100	132,280
Yokorei Co. Ltd.	5,700	55,212
Yonex Co. Ltd.	5,500	102,159
Yuasa Co. Ltd.	5,000	185,430
Yurtec Corp.	18,500	297,461
Zenrin Co. Ltd.	3,100	19,291
Zeon Corp.	61,500	679,596
Total Japan		117,559,262
Jersey — 0.1%
JTC PLC(b)	20,542	352,153
Luxembourg — 0.3%
APERAM SA	38,812	1,518,663
Malaysia — 0.1%
Frencken Group Ltd.	179,000	283,037
Netherlands — 1.8%
Acomo NV	20,986	643,190
AMG Critical Materials NV	7,023	275,287
Brunel International NV(a)	41,513	315,208
Corbion NV	24,317	525,619
Eurocommercial Properties NV	31,946	960,693
ForFarmers NV	70,364	508,330
Havas NV^	49,410	853,384
Kendrion NV	12,187	237,307
Koninklijke BAM Groep NV	74,639	740,882
Koninklijke Heijmans NV	10,241	903,855
PostNL NV	376,729	467,924
Sligro Food Group NV(a)	25,662	398,573
Wereldhave NV	42,444	1,039,209
Total Netherlands		7,869,461
Norway — 6.5%
AF Gruppen ASA	22,366	390,334
Austevoll Seafood ASA	114,991	1,220,627
Borregaard ASA	23,637	424,163
Bouvet ASA	69,244	358,982
BW Offshore Ltd.	106,016	563,767
Deep Value Driller AS	131,472	285,458
DOF Group ASA	178,435	2,546,206
Elmera Group ASA(b)	124,143	448,605
Elopak ASA	101,815	378,895
Europris ASA(b)	63,448	594,686
Hoegh Autoliners ASA	220,149	3,139,190
Kid ASA(b)	27,829	359,970
Kitron ASA	36,451	349,881
Klaveness Combination Carriers ASA(b)	52,732	510,487
Leroy Seafood Group ASA	254,517	1,285,525
Moreld AS^	153,142	273,868
Multiconsult ASA(b)	19,601	327,993
NORBIT ASA	20,794	406,874
Norconsult Norge AS	154,044	649,958
Norwegian Air Shuttle ASA	727,686	1,062,288

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Dynamic International SmallCap Equity Fund (DDLS)
March 31, 2026

Investments	Shares	Value
Odfjell Drilling Ltd.	209,584	$2,186,002
Odfjell SE, Class A	57,736	702,959
Pareto Bank ASA	43,060	377,512
Pexip Holding ASA	64,854	405,464
Reach Subsea ASA	326,596	235,368
SpareBank 1 Nord Norge	89,746	1,434,506
SpareBank 1 Oestlandet	31,507	641,399
SpareBank 1 SMN	79,046	1,676,926
Sparebanken Norge	69,030	1,413,914
Stolt-Nielsen Ltd.	38,433	1,315,827
Veidekke ASA	60,037	1,161,177
Wilh Wilhelmsen Holding ASA, Class A	14,193	1,056,357
Total Norway		28,185,168
Peru — 0.1%
Hochschild Mining PLC	56,840	447,481
Portugal — 2.0%
Altri SGPS SA(a)	117,685	663,745
Corticeira Amorim SGPS SA	69,674	521,007
CTT-Correios de Portugal SA	41,275	286,769
Martifer SGPS SA	49,029	138,403
Mota-Engil SGPS SA(a)	79,462	405,410
NOS SGPS SA	393,946	2,469,241
REN - Redes Energeticas Nacionais SGPS SA	432,987	1,863,345
Semapa-Sociedade de Investimento & Gestao	26,987	690,296
Sonae SGPS SA	738,139	1,627,826
Total Portugal		8,666,042
Singapore — 4.7%
APAC Realty Ltd.	474,800	207,931
Aspial Lifestyle Ltd.	1,637,600	380,793
Aztech Global Ltd.(a)	596,200	369,693
Banyan Tree Holdings Ltd.	491,900	223,045
Centurion Corp. Ltd.	379,600	432,517
China Aviation Oil Singapore Corp. Ltd.	422,400	674,452
CNMC Goldmine Holdings Ltd.	215,500	245,541
ComfortDelGro Corp. Ltd.(a)	990,400	1,105,434
CSE Global Ltd.	557,202	513,948
Delfi Ltd.	357,700	262,006
Far East Orchard Ltd.	266,500	239,616
Food Empire Holdings Ltd.	247,900	578,366
Geo Energy Resources Ltd.	599,200	239,188
GuocoLand Ltd.	343,800	628,894
Hafnia Ltd.	438,855	3,360,022
Ho Bee Land Ltd.	166,200	271,815
Hong Leong Asia Ltd.	229,100	498,989
iFAST Corp. Ltd.(a)	34,500	240,135
Keppel Infrastructure Trust	3,374,650	1,334,009
KSH Holdings Ltd.	635,400	164,988
LHN Ltd.	299,500	134,643
Netlink NBN Trust	1,758,300	1,315,165
OUE Ltd.	215,000	184,978
Pan-United Corp. Ltd.	373,800	449,087
Propnex Ltd.(a)	321,600	416,286
Q&M Dental Group Singapore Ltd.	646,300	265,503
Sheng Siong Group Ltd.	595,001	1,300,549
SIA Engineering Co. Ltd.	369,700	928,441
StarHub Ltd.(a)	782,300	618,491
Tuan Sing Holdings Ltd.	761,100	174,030
UMS Integration Ltd.(a)	467,231	557,715
Venture Corp. Ltd.	122,400	1,461,039
Wee Hur Holdings Ltd.	407,000	203,476
Wing Tai Holdings Ltd.	245,000	309,538
Total Singapore		20,290,323
South Africa — 0.2%
Pan African Resources PLC	487,746	896,607
Spain — 2.0%
Alantra Partners SA	17,247	180,438
Almirall SA	38,232	535,659
ATALAYA MINING COPPER SA	24,833	232,178
Befesa SA(b)	10,059	337,036
Construcciones y Auxiliar de Ferrocarriles SA	11,735	786,926
Elecnor SA	73,283	2,837,072
Faes Farma SA	162,918	873,809
Gestamp Automocion SA(b)	177,962	602,840
Global Dominion Access SA(b)	68,574	242,959
Grupo Empresarial San Jose SA	32,991	300,297
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	260,813	353,999
Melia Hotels International SA	50,105	552,485
Pharma Mar SA^	2,731	275,018
Prosegur Cash SA(a)(b)	524,513	379,528
Tubacex SA(a)	87,686	285,920
Total Spain		8,776,164
Sweden — 7.1%
AcadeMedia AB(b)	35,567	374,851
AddLife AB, Class B	9,432	138,120
Addnode Group AB	22,424	155,829
Alimak Group AB(b)	32,855	369,031
Alleima AB(a)	71,971	558,694
Alligo AB, Class B	16,693	221,843
Ambea AB(b)	27,324	380,335
AQ Group AB	17,614	343,544
Arjo AB, Class B	98,345	257,883
Atea ASA^	51,408	746,241
Attendo AB(b)	35,074	372,601
Bahnhof AB, Class B^	52,226	284,533
Beijer Alma AB	14,802	371,361
Bergman & Beving AB	6,216	176,178
Betsson AB, Class B	53,673	564,549
Bilia AB, Class A	48,365	631,582
Billerud Aktiebolag	96,357	736,364
BioGaia AB, Class B	58,706	735,809
Bravida Holding AB(b)	73,680	761,067
Bufab AB	28,430	312,047
Bulten AB	29,599	133,916
Catena AB	11,856	546,611
Clas Ohlson AB, Class B	17,189	671,591
Cloetta AB, Class B	132,708	739,027

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Dynamic International SmallCap Equity Fund (DDLS)
March 31, 2026

Investments	Shares	Value
Coor Service Management Holding AB(b)	49,263	$306,140
Corem Property Group AB, Class B	526,062	184,222
Dios Fastigheter AB	52,320	344,635
Duni AB(a)	27,824	279,810
Electrolux Professional AB, Class B	36,769	194,532
Elekta AB, Class B	167,515	970,668
Engcon AB(a)	25,918	176,029
Eolus AB, Class B	34,583	133,231
Fagerhult Group AB	69,714	199,784
FastPartner AB, Class A	50,846	228,177
Granges AB	30,272	469,989
Heba Fastighets AB, Class B	56,368	164,496
Hemnet Group AB	11,552	129,268
Hexpol AB	140,494	1,056,701
Hufvudstaden AB, Class A	45,105	565,810
Humana AB	40,514	204,138
Husqvarna AB, Class B	96,999	377,050
Intea Fastigheter AB^	27,566	202,703
INVISIO AB	6,952	189,376
Inwido AB	19,789	306,819
Lindab International AB	23,247	372,147
Logistea AB, Class B	104,485	143,244
Loomis AB	23,692	1,064,943
MIPS AB	7,891	190,353
Morrow Bank AB^	169,832	225,522
Munters Group AB(b)	32,681	568,798
NCC AB, Class B	48,021	1,042,461
New Wave Group AB, Class B	32,884	332,249
Nolato AB, Class B	67,047	336,000
Note AB	13,676	242,044
NP3 Fastigheter AB	14,343	368,879
Nyab AB^	307,620	197,303
OEM International AB, Class B	21,368	289,355
Paradox Interactive AB	18,304	237,681
Peab AB, Class B	82,554	833,664
Platzer Fastigheter Holding AB, Class B	38,400	272,090
Proact IT Group AB	25,960	268,423
Ratos AB, Class B	98,150	331,966
RaySearch Laboratories AB	8,963	180,083
Rejlers AB	9,755	161,180
Rusta AB	42,682	417,803
Rvrc Holding AB	45,003	309,429
Scandi Standard AB	33,045	512,694
Scandic Hotels Group AB(b)	60,826	543,052
SkiStar AB	16,379	280,083
Svedbergs Group AB	39,481	283,065
Synsam AB	61,524	443,690
Systemair AB	46,709	347,636
Thule Group AB(b)	34,842	743,198
Troax Group AB	21,238	214,693
Truecaller AB, Class B	53,414	61,005
VBG Group AB, Class B	7,839	286,857
Wallenstam AB, Class B(a)	79,753	341,742
Wihlborgs Fastigheter AB	92,626	836,685
Zinzino AB, Class B(a)	18,411	269,799
Total Sweden		30,817,001
Switzerland — 0.9%
Clariant AG, Registered Shares^	163,624	1,574,032
Comet Holding AG, Registered Shares	1,007	309,789
Implenia AG, Registered Shares^	3,379	261,136
Inficon Holding AG, Registered Shares	4,957	613,186
International Workplace Group PLC	98,768	227,799
Landis & Gyr Group AG^	5,601	352,001
Vetropack Holding AG, Registered Shares(a)	8,421	237,890
Zehnder Group AG	3,154	260,233
Total Switzerland		3,836,066
United Kingdom — 12.5%
Advanced Medical Solutions Group PLC(a)	61,450	155,585
AG Barr PLC	43,822	376,778
AJ Bell PLC	124,092	768,781
Alfa Financial Software Holdings PLC(b)	135,552	259,191
Alumasc Group PLC	40,540	112,266
Avon Technologies PLC	9,872	215,842
Baltic Classifieds Group PLC	74,351	179,425
Big Yellow Group PLC	68,286	760,911
Bloomsbury Publishing PLC(a)	40,310	299,273
Bodycote PLC	68,505	551,510
BRCK Group PLC(a)	349,314	234,005
Brooks Macdonald Group PLC(a)	9,343	165,712
BTG Consulting PLC	152,937	242,013
Bytes Technology Group PLC(a)	110,715	403,543
Card Factory PLC	252,318	211,285
Cerillion PLC(a)	9,447	160,082
Chemring Group PLC	54,444	364,720
Chesnara PLC	171,343	678,979
City of London Investment Group PLC	71,992	372,148
Clarkson PLC	10,269	624,273
CMC Markets PLC(b)	149,825	678,667
Coats Group PLC	475,994	503,410
Cohort PLC(a)	15,765	252,382
Costain Group PLC	98,404	235,394
Craneware PLC	10,130	177,667
Currys PLC	157,078	257,473
CVS Group PLC	11,315	166,818
Derwent London PLC	43,991	911,931
DiscoverIE Group PLC	33,871	240,301
Domino's Pizza Group PLC	228,893	519,770
Dr. Martens PLC(a)	313,324	260,097
Dunelm Group PLC	164,372	1,699,377
Elementis PLC	144,181	284,437
Elixirr International PLC	21,323	168,712
Essentra PLC	135,861	161,960
Eurocell PLC	116,728	161,626
Everplay Group PLC	42,282	124,896
Ferrari Group PLC	48,559	468,299
Fevertree Drinks PLC	28,882	290,220
Fintel PLC(a)	62,776	156,459
Firstgroup PLC	222,804	488,315
Focusrite PLC	72,905	151,420
Fonix PLC	77,279	147,257
Foresight Group Holdings Ltd.	84,473	392,109
Forterra PLC(b)	65,613	133,939

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Dynamic International SmallCap Equity Fund (DDLS)
March 31, 2026

Investments	Shares	Value
Franchise Brands PLC	116,105	$186,791
FRP Advisory Group PLC	140,497	202,874
Fuller Smith & Turner PLC, Class A	25,424	217,923
FW Thorpe PLC	48,907	154,785
Galliford Try Holdings PLC	52,812	333,939
Gamma Communications PLC	19,265	180,374
GB Group PLC	81,901	217,086
Genuit Group PLC	94,789	358,120
Genus PLC	11,367	355,255
Grainger PLC	264,655	565,381
Greggs PLC(a)	38,638	775,488
Halfords Group PLC	156,026	265,419
Hammerson PLC	246,578	957,928
Hargreaves Services PLC	28,209	275,274
Harworth Group PLC(a)	62,253	120,266
Helical PLC(a)	68,081	157,471
Henry Boot PLC	64,188	154,053
Hill & Smith PLC	26,030	722,557
Hilton Food Group PLC	42,876	288,922
Hollywood Bowl Group PLC	94,167	292,439
Hunting PLC	53,421	349,413
IntegraFin Holdings PLC	111,022	447,998
J D Wetherspoon PLC(a)	40,015	294,444
James Halstead PLC(a)	273,871	435,190
Johnson Service Group PLC	155,394	261,475
Jupiter Fund Management PLC	230,402	506,182
Kainos Group PLC	35,490	341,645
Keller Group PLC	27,249	690,637
Keystone Law Group PLC	25,001	148,360
Kier Group PLC	158,417	398,172
Knights Group Holdings PLC	70,166	149,432
Lancashire Holdings Ltd.	79,632	613,262
LSL Property Services PLC	71,852	211,295
Luceco PLC(b)	109,834	250,570
Macfarlane Group PLC	162,582	141,073
Man Group PLC	631,072	2,093,801
Me Group International PLC	177,292	317,026
Michelmersh Brick Holdings PLC(a)	137,082	130,154
Midwich Group PLC	97,729	202,334
Mitie Group PLC	386,216	860,722
MONY Group PLC	306,667	607,411
Moonpig Group PLC	81,008	223,799
Morgan Advanced Materials PLC	146,965	389,543
Morgan Sindall Group PLC	17,553	957,134
Mortgage Advice Bureau Holdings Ltd.	26,415	193,674
Next 15 Group PLC	58,108	173,177
Nichols PLC	17,683	218,262
Ninety One PLC	302,444	906,946
NIOX Group PLC	188,226	146,446
Norcros PLC	67,629	247,927
On the Beach Group PLC(b)	64,505	133,719
OSB Group PLC	177,714	1,218,627
Oxford Instruments PLC	13,732	434,601
Paratus Energy Services Ltd.	107,763	512,212
PayPoint PLC(a)	37,775	275,969
Pennon Group PLC	233,122	1,627,777
Personal Group Holdings PLC	42,801	199,239
Petronor E&P ASA^	169,446	234,835
Pets at Home Group PLC	256,654	613,270
Polar Capital Holdings PLC	78,256	628,464
PPHE Hotel Group Ltd.(a)	17,149	360,021
Premier Foods PLC	124,660	303,791
Premier Miton Group PLC(a)	271,779	155,006
Property Franchise Group PLC	39,893	226,210
PZ Cussons PLC	264,773	279,325
Ramsdens Holdings PLC	44,489	205,337
Rank Group PLC(a)	189,710	223,402
Renew Holdings PLC	20,061	224,863
Restore PLC(a)	49,210	156,717
S4 Capital PLC(a)	730,188	267,686
Sabre Insurance Group PLC(b)	236,307	487,370
Safestore Holdings PLC	83,950	702,422
Savills PLC	43,986	477,955
Secure Trust Bank PLC	18,396	309,300
Senior PLC	93,927	354,244
Smiths News PLC(a)	365,009	308,056
Spire Healthcare Group PLC(b)	66,075	127,214
SSP Group PLC	242,086	558,348
Supreme PLC	89,235	152,976
Tatton Asset Management PLC	26,322	202,017
Telecom Plus PLC	34,968	595,771
TP ICAP Group PLC	386,159	1,382,553
Travis Perkins PLC	48,990	365,007
Tristel PLC	42,181	200,247
Vertu Motors PLC	220,415	168,293
Victorian Plumbing Group PLC	208,389	176,973
Volex PLC	41,650	248,805
Volution Group PLC	42,139	316,741
Warpaint London PLC(a)	79,107	192,989
WH Smith PLC	67,195	508,621
Wickes Group PLC	160,968	443,641
Wilmington PLC	50,589	153,437
Workspace Group PLC	122,070	549,725
XPS Pensions Group PLC	81,617	312,122
YouGov PLC	60,183	134,124
Young & Co.'s Brewery PLC, Class A	15,283	152,362
Yu Group PLC	10,585	232,408
Zotefoams PLC(a)	35,324	157,912
Total United Kingdom		54,111,811
United States — 0.2%
Reliance Worldwide Corp. Ltd.	172,656	360,669
Sims Ltd.	39,104	479,404
Total United States		840,073
TOTAL COMMON STOCKS
(Cost: $362,890,224)		428,167,865
MUTUAL FUND — 0.0%
United States — 0.0%
Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.54%(c)
(Cost: $197,797)	197,797	197,797

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Dynamic International SmallCap Equity Fund (DDLS)
March 31, 2026

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 3.1%
United States — 3.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(c)	715,643	$715,643
WisdomTree Treasury Money Market Digital Fund, 3.43%(c)(d)	12,900,000	12,900,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
(Cost: $13,615,643)		13,615,643
TOTAL INVESTMENTS IN SECURITIES — 101.8% (Cost: $376,703,664)		441,981,305
Other Liabilities less Assets — (1.8)%		(7,924,947)
NET ASSETS — 100.0%		$434,056,358

*	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $284,964, which represents 0.1% of net assets.
^	Non-income producing security.
†	Share amount represents a fractional share.
‡	Amount is less than $1.
(a)	Security, or portion thereof, was on loan at March 31, 2026. At March 31, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $19,583,057 and the total market value of the collateral held by the Fund was $21,655,517. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $8,039,874.
(b)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c)	Rate shown represents annualized 7-day yield as of March 31, 2026.
(d)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

CURRENCY ABBREVIATIONS:
AUD	Australian dollar
CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
HKD	Hong Kong dollar
ILS	Israel shekel
JPY	Japanese yen
NOK	Norwegian krone
SEK	Swedish krona
SGD	Singapore dollar
USD	United States dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Dynamic International SmallCap Equity Fund (DDLS)
March 31, 2026

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended March 31, 2026 were as follows:

Affiliate	Value at 6/30/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2026	Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$1,700,000	$53,900,000	$42,700,000	$—	$—	$12,900,000	$158,239

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Dynamic International SmallCap Equity Fund (DDLS)
March 31, 2026

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation		Unrealized Depreciation
Barclays Bank PLC	4/3/2026	1,419,255,592	JPY	8,921,961	USD	$–		$(119)
Barclays Bank PLC	4/3/2026	8,921,961	USD	1,389,233,194	JPY	188,848		–
Barclays Bank PLC	4/6/2026	2,697,073	SGD	2,091,088	USD	17		–
Barclays Bank PLC	4/6/2026	2,091,088	USD	2,638,562	SGD	45,348		–
Barclays Bank PLC	4/7/2026	301,365	CHF	375,244	USD	4		–
Barclays Bank PLC	4/7/2026	2,623,419	EUR	3,023,380	USD	27		–
Barclays Bank PLC	4/7/2026	1,765,580	GBP	2,328,207	USD	34		–
Barclays Bank PLC	4/7/2026	7,948,810	ILS	2,518,261	USD	–		(138)
Barclays Bank PLC	4/7/2026	21,348,474	SEK	2,241,605	USD	2		–
Barclays Bank PLC	4/7/2026	375,244	USD	287,490	CHF	17,273		–
Barclays Bank PLC	4/7/2026	3,023,380	USD	2,556,402	EUR	77,208		–
Barclays Bank PLC	4/7/2026	2,518,261	USD	7,893,441	ILS	17,678		–
Barclays Bank PLC	4/7/2026	2,241,605	USD	20,188,500	SEK	121,796		–
Barclays Bank PLC	4/8/2026	311,984	DKK	48,108	USD	0	^	–
Barclays Bank PLC	4/8/2026	11,137,946	NOK	1,143,401	USD	9		–
Barclays Bank PLC	4/8/2026	48,108	USD	303,809	DKK	1,260		–
Barclays Bank PLC	4/8/2026	1,143,401	USD	10,879,855	NOK	26,487		–
Barclays Bank PLC	5/5/2026	218,996	USD	1,418,079	DKK	–		(16)
Barclays Bank PLC	5/5/2026	2,346,180	USD	7,399,307	ILS	–		(328)
Barclays Bank PLC	5/6/2026	644,846	USD	516,243	CHF	–		(20)
Barclays Bank PLC	5/6/2026	13,476,285	USD	11,677,343	EUR	–		(90)
Barclays Bank PLC	5/6/2026	8,086,192	USD	6,132,365	GBP	–		(182)
Barclays Bank PLC	5/6/2026	4,392,245	USD	42,791,434	NOK	–		(120)
Barclays Bank PLC	5/6/2026	5,981,138	USD	56,878,499	SEK	–		(78)
Barclays Bank PLC	5/6/2026	2,090,390	USD	2,690,484	SGD	–		(70)
Barclays Bank PLC	5/8/2026	23,978,829	USD	3,803,063,860	JPY	268		–
Citibank NA	4/2/2026	20,000	EUR	23,105	USD	–		(61)
Deutsche Bank AG	4/3/2026	1,419,261,918	JPY	8,921,961	USD	–		(79)
Deutsche Bank AG	4/3/2026	8,921,961	USD	1,389,237,307	JPY	188,822		–
Deutsche Bank AG	4/6/2026	2,697,081	SGD	2,091,088	USD	23		–
Deutsche Bank AG	4/6/2026	2,091,088	USD	2,638,600	SGD	45,319		–
Deutsche Bank AG	4/7/2026	301,364	CHF	375,244	USD	2		–
Deutsche Bank AG	4/7/2026	2,623,426	EUR	3,023,380	USD	35		–
Deutsche Bank AG	4/7/2026	1,765,576	GBP	2,328,207	USD	28		–
Deutsche Bank AG	4/7/2026	7,948,802	ILS	2,518,261	USD	–		(140)
Deutsche Bank AG	4/7/2026	21,348,320	SEK	2,241,605	USD	–		(14)
Deutsche Bank AG	4/7/2026	375,244	USD	287,490	CHF	17,273		–
Deutsche Bank AG	4/7/2026	3,023,380	USD	2,556,404	EUR	77,205		–
Deutsche Bank AG	4/7/2026	2,518,261	USD	7,893,945	ILS	17,518		–
Deutsche Bank AG	4/7/2026	2,241,605	USD	20,188,638	SEK	121,782		–
Deutsche Bank AG	4/8/2026	311,982	DKK	48,108	USD	0	^	–
Deutsche Bank AG	4/8/2026	11,137,969	NOK	1,143,401	USD	11		–
Deutsche Bank AG	4/8/2026	48,108	USD	303,812	DKK	1,260		–
Deutsche Bank AG	4/8/2026	1,143,401	USD	10,880,113	NOK	26,460		–
Deutsche Bank AG	5/5/2026	218,996	USD	1,418,007	DKK	–		(5)
Deutsche Bank AG	5/5/2026	2,346,180	USD	7,399,267	ILS	–		(315)
Deutsche Bank AG	5/6/2026	644,846	USD	516,239	CHF	–		(15)
Deutsche Bank AG	5/6/2026	13,476,285	USD	11,677,354	EUR	–		(102)
Deutsche Bank AG	5/6/2026	8,086,192	USD	6,132,300	GBP	–		(96)
Deutsche Bank AG	5/6/2026	4,392,245	USD	42,790,863	NOK	–		(62)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Dynamic International SmallCap Equity Fund (DDLS)
March 31, 2026

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation		Unrealized Depreciation
Deutsche Bank AG	5/6/2026	5,981,138	USD	56,879,135	SEK	$–		$(145)
Deutsche Bank AG	5/6/2026	2,090,390	USD	2,690,464	SGD	–		(54)
Deutsche Bank AG	5/8/2026	23,978,829	USD	3,803,073,667	JPY	206		–
Goldman Sachs	4/2/2026	65,000	HKD	8,290	USD	1		–
Goldman Sachs	4/3/2026	1,419,265,407	JPY	8,921,961	USD	–		(57)
Goldman Sachs	4/3/2026	8,921,961	USD	1,389,233,194	JPY	188,848		–
Goldman Sachs	4/6/2026	2,697,083	SGD	2,091,088	USD	25		–
Goldman Sachs	4/6/2026	2,091,088	USD	2,638,560	SGD	45,350		–
Goldman Sachs	4/7/2026	301,366	CHF	375,244	USD	5		–
Goldman Sachs	4/7/2026	2,623,417	EUR	3,023,380	USD	24		–
Goldman Sachs	4/7/2026	1,765,579	GBP	2,328,207	USD	32		–
Goldman Sachs	4/7/2026	7,949,316	ILS	2,518,261	USD	23		–
Goldman Sachs	4/7/2026	21,348,699	SEK	2,241,605	USD	26		–
Goldman Sachs	4/7/2026	375,244	USD	287,489	CHF	17,274		–
Goldman Sachs	4/7/2026	3,023,380	USD	2,556,400	EUR	77,210		–
Goldman Sachs	4/7/2026	2,518,261	USD	7,893,693	ILS	17,598		–
Goldman Sachs	4/7/2026	2,241,605	USD	20,188,321	SEK	121,815		–
Goldman Sachs	4/8/2026	311,983	DKK	48,108	USD	0	^	–
Goldman Sachs	4/8/2026	11,137,980	NOK	1,143,401	USD	12		–
Goldman Sachs	4/8/2026	48,108	USD	303,804	DKK	1,261		–
Goldman Sachs	4/8/2026	1,143,401	USD	10,880,026	NOK	26,469		–
Goldman Sachs	5/5/2026	218,996	USD	1,418,101	DKK	–		(19)
Goldman Sachs	5/5/2026	2,346,180	USD	7,399,544	ILS	–		(403)
Goldman Sachs	5/6/2026	644,846	USD	516,255	CHF	–		(35)
Goldman Sachs	5/6/2026	13,476,285	USD	11,677,333	EUR	–		(79)
Goldman Sachs	5/6/2026	8,086,192	USD	6,132,421	GBP	–		(256)
Goldman Sachs	5/6/2026	4,392,245	USD	42,791,214	NOK	–		(98)
Goldman Sachs	5/6/2026	5,981,138	USD	56,879,695	SEK	–		(204)
Goldman Sachs	5/6/2026	2,090,390	USD	2,690,449	SGD	–		(43)
Goldman Sachs	5/8/2026	23,978,829	USD	3,803,102,226	JPY	26		–
HSBC Holdings PLC	4/3/2026	1,419,275,221	JPY	8,921,961	USD	5		–
HSBC Holdings PLC	4/6/2026	2,697,023	SGD	2,091,088	USD	–		(22)
HSBC Holdings PLC	4/7/2026	301,361	CHF	375,244	USD	–		(1)
HSBC Holdings PLC	4/7/2026	2,623,444	EUR	3,023,380	USD	56		–
HSBC Holdings PLC	4/7/2026	1,765,564	GBP	2,328,207	USD	13		–
HSBC Holdings PLC	4/7/2026	7,950,825	ILS	2,518,261	USD	501		–
HSBC Holdings PLC	4/7/2026	21,348,230	SEK	2,241,605	USD	–		(23)
HSBC Holdings PLC	4/8/2026	311,984	DKK	48,108	USD	0	^	–
HSBC Holdings PLC	4/8/2026	11,137,983	NOK	1,143,401	USD	12		–
HSBC Holdings PLC	5/5/2026	218,996	USD	1,417,997	DKK	–		(3)
HSBC Holdings PLC	5/5/2026	2,346,180	USD	7,400,950	ILS	–		(849)
HSBC Holdings PLC	5/6/2026	644,846	USD	516,243	CHF	–		(20)
HSBC Holdings PLC	5/6/2026	13,476,285	USD	11,677,404	EUR	–		(160)
HSBC Holdings PLC	5/6/2026	8,086,192	USD	6,132,412	GBP	–		(243)
HSBC Holdings PLC	5/6/2026	4,392,245	USD	42,790,503	NOK	–		(25)
HSBC Holdings PLC	5/6/2026	5,981,138	USD	56,879,546	SEK	–		(188)
HSBC Holdings PLC	5/6/2026	2,090,390	USD	2,690,457	SGD	–		(49)
HSBC Holdings PLC	5/8/2026	23,978,829	USD	3,803,123,807	JPY	–		(110)
JPMorgan Chase Bank NA	4/2/2026	45,782	EUR	40,000	GBP	2		–
JPMorgan Chase Bank NA	4/2/2026	13,939	EUR	153,000	SEK	–		(0)^
JPMorgan Chase Bank NA	4/2/2026	24,000,000	JPY	150,859	USD	–		(2)
JPMorgan Chase Bank NA	4/7/2026	11,641,034	USD	8,657,852	GBP	224,070		–
Morgan Stanley & Co. International	4/2/2026	55,000	JPY	346	USD	–		(0)^
Royal Bank of Canada	4/1/2026	34,365	EUR	125,000	ILS	8		–
Royal Bank of Canada	4/2/2026	21,940	HKD	3,600	SGD	8		–

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Dynamic International SmallCap Equity Fund (DDLS)
March 31, 2026

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation		Unrealized Depreciation
Royal Bank of Canada	4/3/2026	8,921,961	USD	1,389,238,199	JPY	$188,817		$–
Royal Bank of Canada	4/6/2026	2,091,088	USD	2,638,581	SGD	45,333		–
Royal Bank of Canada	4/7/2026	375,244	USD	287,486	CHF	17,278		–
Royal Bank of Canada	4/7/2026	3,023,380	USD	2,556,404	EUR	77,205		–
Royal Bank of Canada	4/7/2026	2,518,261	USD	7,893,567	ILS	17,638		–
Royal Bank of Canada	4/7/2026	2,241,605	USD	20,188,157	SEK	121,832		–
Royal Bank of Canada	4/8/2026	48,108	USD	303,808	DKK	1,260		–
Royal Bank of Canada	4/8/2026	1,143,401	USD	10,879,855	NOK	26,487		–
Standard Chartered Bank	4/1/2026	26,060	HKD	21,500	DKK	9		–
Standard Chartered Bank	4/2/2026	12,050	CHF	15,056	USD	–		(60)
UBS Group AG	4/2/2026	59,442	EUR	100,000	AUD	–		(1)
UBS Group AG	4/3/2026	1,419,202,061	JPY	8,921,961	USD	–		(455)
UBS Group AG	4/3/2026	8,921,961	USD	1,389,272,450	JPY	188,601		–
UBS Group AG	4/6/2026	2,697,051	SGD	2,091,084	USD	4		–
UBS Group AG	4/6/2026	2,091,084	USD	2,638,699	SGD	45,238		–
UBS Group AG	4/7/2026	301,362	CHF	375,240	USD	4		–
UBS Group AG	4/7/2026	2,623,417	EUR	3,023,378	USD	27		–
UBS Group AG	4/7/2026	1,765,575	GBP	2,328,206	USD	29		–
UBS Group AG	4/7/2026	7,948,798	ILS	2,518,257	USD	–		(138)
UBS Group AG	4/7/2026	21,348,680	SEK	2,241,603	USD	26		–
UBS Group AG	4/7/2026	375,240	USD	287,489	CHF	17,270		–
UBS Group AG	4/7/2026	3,023,378	USD	2,556,415	EUR	77,190		–
UBS Group AG	4/7/2026	2,518,257	USD	7,893,681	ILS	17,598		–
UBS Group AG	4/7/2026	2,241,603	USD	20,188,751	SEK	121,768		–
UBS Group AG	4/8/2026	311,957	DKK	48,104	USD	0	^	–
UBS Group AG	4/8/2026	11,137,969	NOK	1,143,401	USD	11		–
UBS Group AG	4/8/2026	48,104	USD	303,782	DKK	1,260		–
UBS Group AG	4/8/2026	1,143,401	USD	10,880,341	NOK	26,437		–
UBS Group AG	5/5/2026	26,598,964	USD	38,852,271	AUD	–		(418)
UBS Group AG	5/5/2026	218,994	USD	1,418,022	DKK	–		(9)
UBS Group AG	5/5/2026	2,346,176	USD	7,399,177	ILS	–		(291)
UBS Group AG	5/6/2026	644,843	USD	516,235	CHF	–		(13)
UBS Group AG	5/6/2026	13,476,281	USD	11,677,340	EUR	–		(90)
UBS Group AG	5/6/2026	8,086,190	USD	6,132,280	GBP	–		(72)
UBS Group AG	5/6/2026	4,392,245	USD	42,789,896	NOK	37		–
UBS Group AG	5/6/2026	5,981,135	USD	56,879,816	SEK	–		(219)
UBS Group AG	5/6/2026	2,090,388	USD	2,690,453	SGD	–		(47)
UBS Group AG	5/8/2026	23,978,826	USD	3,802,948,286	JPY	994		–
						$2,705,230		$(6,951)

^	Amount represents less than $1.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree Dynamic International SmallCap Equity Fund (DDLS)
March 31, 2026

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Australia	$38,603,710	$–	$284,964	*	$38,888,674
Other	389,279,191	–	–		389,279,191
Mutual Fund	–	197,797	–		197,797
Investment of Cash Collateral for Securities Loaned	–	13,615,643	–		13,615,643
Total Investments in Securities	$427,882,901	$13,813,440	$284,964		$441,981,305
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$2,705,230	$–		$2,705,230
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$(6,951)	$–		$(6,951)
Total - Net	$427,882,901	$16,511,719	$284,964		$444,679,584

*	Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree International Adaptive Moving Average Fund (WIMA)
March 31, 2026

Investments	Shares	Value
COMMON STOCKS — 99.4%
Australia — 7.2%
ANZ Group Holdings Ltd.	9,238	$227,586
APA Group	3,534	24,083
Aristocrat Leisure Ltd.	1,798	55,822
ASX Ltd.	620	22,209
BHP Group Ltd.	15,500	534,938
Brambles Ltd.	4,526	70,057
Cochlear Ltd.	186	21,542
Coles Group Ltd.	4,092	61,545
Commonwealth Bank of Australia	5,456	626,664
CSL Ltd.	1,364	131,517
Dexus	1,736	7,039
Fortescue Ltd.	5,270	73,307
Glencore PLC*	31,496	234,873
Goodman Group	5,022	87,847
Insurance Australia Group Ltd.	6,758	33,974
Lottery Corp. Ltd.	7,564	27,872
Macquarie Group Ltd.	1,054	145,770
National Australia Bank Ltd.	10,168	288,591
Northern Star Resources Ltd.	3,410	47,551
QBE Insurance Group Ltd.	4,526	65,810
Ramsay Health Care Ltd.	558	14,909
Rio Tinto Ltd.	1,116	123,389
Rio Tinto PLC	3,534	323,610
Santos Ltd.	6,076	33,125
Scentre Group	14,198	32,284
Sonic Healthcare Ltd.	1,426	19,973
South32 Ltd.	15,252	44,605
Stockland	6,634	19,583
Suncorp Group Ltd.	3,286	36,347
Tabcorp Holdings Ltd.	7,812	5,029
Telstra Group Ltd.	12,896	47,077
Transurban Group	8,990	86,263
Wesfarmers Ltd.	3,472	173,378
Westpac Banking Corp.	11,098	300,012
Woodside Energy Group Ltd.	5,828	139,905
Woolworths Group Ltd.	3,968	98,951
Total Australia		4,287,037
Austria — 0.2%
Erste Group Bank AG	868	92,510
Mondi PLC	1,550	17,243
Total Austria		109,753
Belgium — 0.7%
Ageas SA	558	40,537
Anheuser-Busch InBev SA	2,356	162,115
KBC Group NV	744	89,581
Solvay SA	310	9,451
Syensqo SA	248	14,139
UCB SA	372	110,798
Umicore SA	620	11,558
Total Belgium		438,179
Brazil — 0.1%
Pluxee NV	372	4,505
Yara International ASA	558	32,308
Total Brazil		36,813
Chile — 0.1%
Antofagasta PLC	1,302	57,123
China — 0.4%
BOC Hong Kong Holdings Ltd.	10,370	56,610
Prosus NV*	3,224	144,799
Wilmar International Ltd.	6,190	18,472
Total China		219,881
Denmark — 1.7%
Ambu AS, Class B	682	7,193
Carlsberg AS, Class B	310	38,393
Coloplast AS, Class B	372	25,032
Danske Bank AS	2,107	101,461
DSV AS	620	146,363
Genmab AS*	186	49,128
GN Store Nord AS*	558	8,677
Novo Nordisk AS, Class B	10,478	373,049
Novonesis Novozymes, Class B	1,116	65,820
Orsted AS*(a)	1,116	26,844
Pandora AS	310	21,687
Tryg AS	1,178	27,990
Vestas Wind Systems AS	3,038	89,073
Total Denmark		980,710
Finland — 1.1%
Elisa OYJ	434	20,962
Fortum OYJ	1,364	34,387
Kesko OYJ, Class B	806	17,719
Kone OYJ, Class B	1,054	66,526
Neste OYJ	1,302	41,930
Nokia OYJ	17,298	135,449
Nordea Bank Abp	9,424	159,321
Sampo OYJ, Class A	6,510	69,023
Stora Enso OYJ, Class R	1,984	23,008
UPM-Kymmene OYJ	1,798	55,520
Total Finland		623,845
France — 9.4%
Air Liquide SA	1,798	368,589
Airbus SE	1,860	344,652
Alstom SA*	930	25,996
Arkema SA	248	16,659
AXA SA	5,890	266,301
BNP Paribas SA	3,534	329,781
Bouygues SA	744	42,356
Bureau Veritas SA	868	25,703
Capgemini SE	496	57,435
Carrefour SA	1,922	35,222
Cie de Saint-Gobain SA	1,612	130,126
Cie Generale des Etablissements Michelin SCA	2,170	72,983
Credit Agricole SA	3,534	64,865
Danone SA	1,922	152,891
Dassault Systemes SE	2,046	40,712
Edenred SE	806	15,843

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree International Adaptive Moving Average Fund (WIMA)
March 31, 2026

Investments	Shares	Value
Eiffage SA	248	$37,476
Engie SA	5,704	182,114
EssilorLuxottica SA	868	198,422
Hermes International SCA	100	185,389
Kering SA	248	73,322
Legrand SA	868	131,714
L'Oreal SA	805	324,029
LVMH Moet Hennessy Louis Vuitton SE	868	463,151
Orange SA	6,138	125,001
Pernod Ricard SA	682	50,464
Publicis Groupe SA	682	55,666
Renault SA	620	20,731
Safran SA	992	319,349
Sartorius Stedim Biotech	62	11,873
Societe Generale SA	2,542	180,888
Sodexo SA	310	15,752
Teleperformance SE	186	10,775
Thales SA	310	90,046
TotalEnergies SE	7,874	734,050
Unibail-Rodamco-Westfield*	434	47,455
Valeo SE	806	9,593
Veolia Environnement SA	1,736	65,327
Vinci SA	1,674	247,559
Vivendi SE*	2,480	5,072
Worldline SA*(a)	1,240	366
Total France		5,575,698
Germany — 8.3%
adidas AG	620	97,618
Allianz SE, Registered Shares	1,301	538,595
BASF SE	2,914	175,934
Bayer AG, Registered Shares	3,038	137,863
Bayerische Motoren Werke AG	1,178	105,869
Beiersdorf AG	310	27,353
Brenntag SE	496	32,735
Continental AG	372	25,546
Daimler Truck Holding AG	1,364	65,174
Deutsche Bank AG, Registered Shares	6,138	177,618
Deutsche Boerse AG	599	173,301
Deutsche Post AG, Registered Shares	3,162	163,036
Deutsche Telekom AG, Registered Shares	10,478	385,724
Deutsche Wohnen SE	1,178	25,761
E.ON SE	6,944	151,697
Fresenius Medical Care AG	682	30,308
Fresenius SE & Co. KGaA	1,364	69,653
Hannover Rueck SE	186	57,392
Heidelberg Materials AG	434	89,185
HelloFresh SE*	496	2,216
Infineon Technologies AG	4,141	181,308
Knorr-Bremse AG	248	27,760
LEG Immobilien SE	248	16,030
Mercedes-Benz Group AG	2,666	160,930
Merck KGaA	372	46,119
MTU Aero Engines AG	169	60,364
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	434	269,730
Puma SE	310	7,754
RWE AG	1,984	131,854
SAP SE	3,286	556,182
Scout24 SE(a)	310	23,574
Siemens AG, Registered Shares	2,394	567,396
Siemens Energy AG	1,264	207,170
Siemens Healthineers AG(a)	806	33,711
Symrise AG	434	36,624
Vonovia SE	1,674	41,585
Zalando SE*(a)	496	11,744
Total Germany		4,912,413
Hong Kong — 1.8%
AIA Group Ltd.	37,200	402,594
CK Asset Holdings Ltd.	8,260	46,841
CLP Holdings Ltd.	5,180	48,561
Hong Kong & China Gas Co. Ltd.	40,570	36,740
Hong Kong Exchanges & Clearing Ltd.	3,720	184,382
Link REIT	6,200	28,485
MTR Corp. Ltd.	5,090	20,762
New World Development Co., Ltd.*	80	82
Power Assets Holdings Ltd.	2,660	20,713
Prudential PLC	8,122	111,175
Sun Hung Kai Properties Ltd.	4,130	68,059
Techtronic Industries Co. Ltd.	4,130	53,783
WH Group Ltd.(a)	30,990	40,555
Wharf Real Estate Investment Co. Ltd.	5,080	14,656
Total Hong Kong		1,077,388
Indonesia — 0.1%
Jardine Matheson Holdings, Ltd.	620	44,358
Ireland — 0.1%
Kerry Group PLC, Class A	496	39,090
Kingspan Group PLC	496	41,205
Total Ireland		80,295
Israel — 0.6%
Bank Hapoalim BM	3,534	82,063
Bank Leumi Le-Israel BM	4,464	98,667
Check Point Software Technologies Ltd.*	343	48,998
Nice Ltd.*	186	20,435
Teva Pharmaceutical Industries Ltd., ADR*	3,347	100,812
Wix.com, Ltd.*	150	13,510
Total Israel		364,485
Italy — 3.0%
Enel SpA	24,552	265,208
Eni SpA	7,688	220,124
Ferrari NV	372	123,871
FinecoBank Banca Fineco SpA	1,860	40,579
Generali	3,162	125,729
Intesa Sanpaolo SpA	49,352	293,472
Moncler SpA	620	36,718
Nexi SpA(a)	1,178	4,316
Prysmian SpA	744	84,678
Snam SpA	5,766	43,542
Telecom Italia SpA/Milano*	47,120	32,532
Terna - Rete Elettrica Nazionale	4,154	47,211

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree International Adaptive Moving Average Fund (WIMA)
March 31, 2026

Investments	Shares	Value
UniCredit SpA	6,448	$452,152
Total Italy		1,770,132
Japan — 23.8%
Advantest Corp.	2,800	357,810
Aeon Co. Ltd.	6,210	73,561
AGC, Inc.	510	17,625
Ajinomoto Co., Inc.	3,250	89,825
Asahi Group Holdings Ltd.	4,680	46,626
Asahi Kasei Corp.	4,180	39,648
Astellas Pharma, Inc.	6,200	98,170
Bandai Namco Holdings, Inc.	1,540	37,433
Bridgestone Corp.	3,660	75,160
Canon, Inc.	3,560	97,498
Central Japan Railway Co.	2,550	65,461
Chubu Electric Power Co., Inc.	2,440	39,601
Chugai Pharmaceutical Co. Ltd.	2,360	127,739
Daifuku Co. Ltd.	1,020	34,763
Daiichi Life Group, Inc.	15,450	138,000
Daiichi Sankyo Co. Ltd.	6,200	107,796
Daikin Industries Ltd.	810	95,134
Daiwa House Industry Co. Ltd.	2,060	63,681
Denso Corp.	6,200	75,897
Disco Corp.	310	119,331
East Japan Railway Co.	3,250	74,054
Eisai Co. Ltd.	910	27,862
ENEOS Holdings, Inc.	10,780	95,576
FANUC Corp.	3,310	110,313
Fast Retailing Co. Ltd.	620	240,182
FUJIFILM Holdings Corp.	3,760	70,112
Fujitsu Ltd.	6,910	137,774
Hamamatsu Photonics KK	20	222
Hitachi Ltd.	16,970	476,171
Honda Motor Co. Ltd.	18,580	146,863
Hoya Corp.	1,340	223,628
ITOCHU Corp.	23,390	290,298
Japan Exchange Group, Inc.	3,560	40,425
Japan Post Holdings Co. Ltd.	6,190	69,608
Japan Tobacco, Inc.	4,270	161,578
Kao Corp.	1,730	67,182
KDDI Corp.	11,480	196,529
Keyence Corp.	610	210,350
Kikkoman Corp.	2,550	23,001
Kirin Holdings Co. Ltd.	2,950	46,821
Komatsu Ltd.	3,000	113,389
Kubota Corp.	3,360	51,892
Kyowa Kirin Co. Ltd.	920	14,908
Lasertec Corp.	260	54,504
LY Corp.	12,360	29,733
M3, Inc.*	1,530	15,440
Makita Corp.	710	22,658
Marubeni Corp.	5,700	201,286
Minebea Mitsumi, Inc.	1,230	19,599
MISUMI Group, Inc.	920	15,183
Mitsubishi Chemical Group Corp.	6,190	34,979
Mitsubishi Corp.	14,030	468,901
Mitsubishi Electric Corp.	6,210	194,704
Mitsubishi Estate Co. Ltd.	4,170	113,260
Mitsubishi Heavy Industries Ltd.	11,180	296,770
Mitsubishi UFJ Financial Group, Inc.	43,390	709,121
Mitsui Fudosan Co. Ltd.	9,660	100,523
Mizuho Financial Group, Inc.	8,470	324,074
MS&AD Insurance Group Holdings, Inc.	4,970	125,960
Murata Manufacturing Co. Ltd.	6,200	132,854
NEC Corp.	4,570	110,480
Nexon Co. Ltd.	1,730	31,851
NIDEC Corp.*	3,050	37,691
Nihon M&A Center Holdings, Inc.	20	79
Nintendo Co. Ltd.	3,930	216,769
Nippon Paint Holdings Co. Ltd.	2,350	14,420
Nippon Steel Corp.	14,550	52,671
Nissan Motor Co. Ltd.*	6,240	13,061
Nitori Holdings Co. Ltd.	1,420	22,471
Nitto Denko Corp.	2,650	51,038
Nomura Holdings, Inc.	12,380	93,692
Nomura Research Institute Ltd.	1,120	30,497
NTT, Inc.	111,630	110,304
Obic Co. Ltd.	1,220	29,540
Odakyu Electric Railway Co. Ltd.	20	207
Olympus Corp.	3,970	37,145
Omron Corp.	610	16,994
Ono Pharmaceutical Co. Ltd.	1,420	22,408
Oriental Land Co. Ltd.	3,560	60,419
Otsuka Holdings Co. Ltd.	1,340	92,736
Pan Pacific International Holdings Corp.	6,230	37,915
Panasonic Holdings Corp.	7,630	124,001
Rakuten Group, Inc.*	2,860	12,999
Recruit Holdings Co. Ltd.	4,780	196,079
Renesas Electronics Corp.	2,450	33,133
Resona Holdings, Inc.	7,520	81,421
Rohm Co. Ltd.	1,220	23,412
Secom Co. Ltd.	1,530	58,049
Sekisui House Ltd.	2,030	44,915
Seven & i Holdings Co. Ltd.	7,930	105,848
Shimadzu Corp.	810	18,782
Shimano, Inc.	300	30,982
Shin-Etsu Chemical Co. Ltd.	6,200	243,924
Shionogi & Co. Ltd.	2,850	62,145
Shiseido Co. Ltd.	1,420	28,473
SMC Corp.	200	75,266
SoftBank Corp.	99,220	131,657
SoftBank Group Corp.	21,950	490,491
Sompo Holdings, Inc.	3,710	140,201
Sony Financial Group, Inc.	24,800	22,323
Sony Group Corp.	22,060	444,972
Subaru Corp.	2,040	31,846
Sumitomo Chemical Co. Ltd.	6,190	19,435
Sumitomo Corp.	4,070	147,870
Sumitomo Electric Industries Ltd.	2,680	141,168
Sumitomo Metal Mining Co. Ltd.	710	39,519
Sumitomo Mitsui Financial Group, Inc.	13,720	431,720
Sumitomo Mitsui Trust Holdings, Inc.	2,460	75,799
Sumitomo Realty & Development Co. Ltd.	2,140	59,079
Suzuki Motor Corp.	6,190	72,973

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree International Adaptive Moving Average Fund (WIMA)
March 31, 2026

Investments	Shares	Value
Sysmex Corp.	1,630	$14,021
Takeda Pharmaceutical Co. Ltd.	5,590	199,018
TDK Corp.	6,210	76,742
Terumo Corp.	4,470	59,229
Tokio Marine Holdings, Inc.	6,710	308,232
Tokyo Electron Ltd.	1,550	362,729
Tokyo Gas Co. Ltd.	1,340	62,473
Toray Industries, Inc.	6,190	42,819
TOTO Ltd.	410	13,118
Toyota Motor Corp.	37,200	739,370
Toyota Tsusho Corp.	2,140	80,036
Unicharm Corp.	6,180	36,146
West Japan Railway Co.	1,220	23,987
Yamato Holdings Co. Ltd.	20	219
Yaskawa Electric Corp.	810	20,468
Total Japan		14,058,523
Luxembourg — 0.2%
ArcelorMittal SA	2,294	115,876
Eurofins Scientific SE	434	31,333
Total Luxembourg		147,209
Macau — 0.1%
Galaxy Entertainment Group Ltd.	6,240	27,856
Sands China Ltd.	6,920	14,555
Total Macau		42,411
Netherlands — 4.8%
Adyen NV*(a)	62	60,764
Akzo Nobel NV	620	35,147
Argenx SE*	132	94,418
ASM International NV	124	91,010
ASML Holding NV	1,302	1,678,984
Heineken Holding NV	372	26,296
Heineken NV	806	61,571
ING Groep NV	11,904	303,187
Koninklijke Ahold Delhaize NV	3,410	158,299
Koninklijke KPN NV	11,098	61,417
Koninklijke Philips NV	2,852	76,697
Magnum Ice Cream Co. NV*	1,674	24,481
NN Group NV	868	67,067
Randstad NV	372	9,562
Wolters Kluwer NV	806	60,011
Total Netherlands		2,808,911
New Zealand — 0.0%
Xero Ltd.*	372	19,139
Norway — 0.6%
DNB Bank ASA	2,852	88,187
Equinor ASA	3,038	131,114
Mowi ASA	1,364	30,750
Norsk Hydro ASA	4,278	45,015
Telenor ASA	2,108	36,854
Total Norway		331,920
Portugal — 0.1%
EDP SA	7,998	41,699
Singapore — 1.2%
DBS Group Holdings Ltd.	6,190	273,000
Oversea-Chinese Banking Corp. Ltd.	10,210	173,866
Singapore Telecommunications Ltd.	24,810	94,998
STMicroelectronics NV	2,170	71,520
United Overseas Bank Ltd.	3,640	103,404
Total Singapore		716,788
South Africa — 0.2%
Anglo American PLC	3,410	142,952
South Korea — 0.0%
Delivery Hero SE*(a)	372	6,622
Spain — 3.8%
ACS Actividades de Construccion y Servicios SA	744	89,838
Aena SME SA(a)	2,108	61,984
Amadeus IT Group SA	1,302	73,028
Banco Bilbao Vizcaya Argentaria SA	20,212	425,011
Banco Santander SA	52,576	574,886
CaixaBank SA	10,726	125,624
Cellnex Telecom SA*(a)	1,054	33,676
Endesa SA	930	38,661
Grifols SA	868	8,957
Iberdrola SA	18,476	420,332
Industria de Diseno Textil SA	3,348	189,947
Repsol SA	4,588	130,307
Telefonica SA	15,376	67,233
Total Spain		2,239,484
Sweden — 2.4%
Alfa Laval AB	992	52,879
Alleima AB	930	7,219
Assa Abloy AB, Class B	3,100	109,470
Atlas Copco AB, Class A	12,152	208,120
Boliden AB*	868	44,255
Epiroc AB, Class A	3,100	74,553
EQT AB	744	22,376
Essity AB, Class B	1,860	47,426
Evolution AB(a)	496	30,469
H & M Hennes & Mauritz AB, Class B	2,418	44,458
Hexagon AB, Class B	5,890	55,671
Kinnevik AB, Class B*	806	4,246
Nibe Industrier AB, Class B	4,464	18,083
Sandvik AB	3,472	130,260
Skandinaviska Enskilda Banken AB, Class A	4,774	86,347
Skanska AB, Class B	1,054	27,948
SKF AB, Class B	1,302	30,643
Svenska Cellulosa AB SCA, Class B	2,294	26,200
Svenska Handelsbanken AB, Class A	4,464	57,661
Swedbank AB, Class A	2,604	87,171
Telefonaktiebolaget LM Ericsson, Class B	8,742	97,549
Telia Co. AB	7,006	35,478
Volvo AB, Class B	4,278	137,192
Total Sweden		1,435,674

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree International Adaptive Moving Average Fund (WIMA)
March 31, 2026

Investments	Shares	Value
Switzerland — 4.5%
ABB Ltd., Registered Shares	5,642	$444,030
Accelleron Industries AG	310	27,487
Adecco Group AG, Registered Shares	496	11,722
Chocoladefabriken Lindt & Spruengli AG	4	55,902
Cie Financiere Richemont SA, Class A, Registered Shares	1,612	277,945
DSM-Firmenich AG	558	39,501
Geberit AG, Registered Shares	124	82,188
Givaudan SA, Registered Shares	20	66,803
Julius Baer Group Ltd.	744	53,850
Kuehne & Nagel International AG, Registered Shares	186	41,734
Logitech International SA, Registered Shares	558	50,248
Lonza Group AG, Registered Shares	230	144,489
Partners Group Holding AG	62	65,291
Sandoz Group AG	1,364	104,802
Schindler Holding AG, Participation Certificate	186	60,275
SGS SA, Registered Shares	496	51,912
Sika AG, Registered Shares	426	68,866
Sonova Holding AG, Registered Shares	186	41,434
Straumann Holding AG, Registered Shares	310	31,635
Swatch Group AG, Bearer Shares	124	26,774
Swiss Life Holding AG, Registered Shares	93	100,089
Swisscom AG, Registered Shares	62	51,464
Temenos AG, Registered Shares	146	12,510
UBS Group AG, Registered Shares	11,408	436,274
Zurich Insurance Group AG	445	310,899
Total Switzerland		2,658,124
United Kingdom — 11.4%
Aberdeen Group PLC	7,254	18,156
Admiral Group PLC	496	20,603
Associated British Foods PLC	1,178	29,150
AstraZeneca PLC	4,092	792,690
Aviva PLC	9,052	71,669
BAE Systems PLC	10,106	293,189
Barclays PLC	54,064	277,655
Barratt Redrow PLC	3,038	10,428
British American Tobacco PLC	7,192	414,549
BT Group PLC	28,210	78,307
Bunzl PLC	1,116	33,201
Burberry Group PLC*	1,302	18,680
CK Hutchison Holdings Ltd.	8,240	62,639
Coca-Cola Europacific Partners PLC	619	56,125
Compass Group PLC	5,518	151,717
Croda International PLC	496	18,412
DCC PLC	310	18,944
Diageo PLC	7,316	134,681
Entain PLC	1,860	13,760
Halma PLC	1,240	62,170
HSBC Holdings PLC	62,929	1,013,738
Imperial Brands PLC	2,976	119,970
Informa PLC	4,526	44,608
Intertek Group PLC	496	23,861
Johnson Matthey PLC	620	15,510
Kingfisher PLC	6,758	25,292
Legal & General Group PLC	16,616	53,968
Lloyds Banking Group PLC	220,718	268,765
London Stock Exchange Group PLC	992	115,954
Melrose Industries PLC	4,712	31,243
National Grid PLC	11,966	200,321
NatWest Group PLC	13,888	101,314
Next PLC	434	72,541
Ocado Group PLC*	1,736	4,122
Pearson PLC	2,418	31,555
Persimmon PLC	1,054	14,851
Reckitt Benckiser Group PLC	2,108	141,437
RELX PLC	6,014	196,363
Rentokil Initial PLC	5,642	34,745
Rolls-Royce Holdings PLC	26,226	391,493
Sage Group PLC	3,224	35,619
Segro PLC	3,534	30,003
Smith & Nephew PLC	2,728	42,629
Smiths Group PLC	1,302	39,146
Spirax Group PLC	248	21,830
SSE PLC	3,286	112,448
St. James's Place PLC	1,674	25,971
Standard Chartered PLC	8,432	172,905
Taylor Wimpey PLC	11,346	13,274
Tesco PLC	24,180	150,853
Unilever PLC	7,316	405,103
United Utilities Group PLC	2,108	36,555
Vodafone Group PLC	83,203	124,313
Whitbread PLC	620	18,772
WPP PLC	3,844	11,836
Total United Kingdom		6,719,633
United States — 11.5%
Aegon Ltd.	5,518	39,597
Alcon, Inc.	1,550	114,309
AP Moller - Maersk AS, Class B	28	69,316
BP PLC	63,364	506,613
CRH PLC	2,123	217,865
Experian PLC	2,852	97,709
Ferguson Enterprises, Inc.	688	158,046
Ferrovial SE	1,488	95,016
Flutter Entertainment PLC*	466	47,354
GSK PLC	12,524	340,878
Haleon PLC	15,314	75,487
Holcim AG, Registered Shares*	1,612	130,236
InterContinental Hotels Group PLC	496	65,229
James Hardie Industries PLC, CDI*	1,426	25,491
Nestle SA, Registered Shares	8,742	853,149
Novartis AG, Registered Shares	6,696	1,007,129
QIAGEN NV	610	24,420
Roche Holding AG	2,232	874,134
Sanofi SA	3,534	336,825
Schneider Electric SE	1,674	441,884
Shell PLC	23,435	1,107,280
Stellantis NV	6,200	43,283

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree International Adaptive Moving Average Fund (WIMA)
March 31, 2026

Investments	Shares	Value
Swiss Re AG	868	$142,803
Total United States		6,814,053
TOTAL COMMON STOCKS
(Cost: $58,785,984)		58,761,252
PREFERRED STOCKS — 0.3%
Germany — 0.3%
Henkel AG & Co. KGaA, 3.01%	868	66,307
Porsche Automobil Holding SE, 5.61%	496	17,751
Sartorius AG, 0.33%	124	30,275
Volkswagen AG, 6.98%	682	67,893
TOTAL PREFERRED STOCKS
(Cost: $182,301)		182,226
MUTUAL FUND — 2.3%
United States — 2.3%
Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.54%(b)
(Cost: $1,370,441)	1,370,441	1,370,441
TOTAL INVESTMENTS IN SECURITIES — 102.0% (Cost: $60,338,726)		60,313,919
Other Liabilities less Assets — (2.0)%		(1,178,487)
NET ASSETS — 100.0%		$59,135,432

*	Non-income producing security.
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Rate shown represents annualized 7-day yield as of March 31, 2026.

CURRENCY ABBREVIATIONS:
CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
HKD	Hong Kong dollar
JPY	Japanese yen
SGD	Singapore dollar
USD	United States dollar

OTHER ABBREVIATIONS:
ADR	American Depositary Receipt
CDI	Chess Depository Interest

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree International Adaptive Moving Average Fund (WIMA)
March 31, 2026

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank NA	4/1/2026	200,000	GBP	264,558	USD	$–	$(818)
JPMorgan Chase Bank NA	4/2/2026	1,251,000	JPY	6,817	EUR	8	–
Morgan Stanley & Co. International	4/1/2026	935,000	HKD	119,333	USD	–	(76)
Morgan Stanley & Co. International	4/1/2026	124,465,000	JPY	781,050	USD	1,306	–
Royal Bank of Canada	4/2/2026	605,000	HKD	99,337	SGD	170	–
Standard Chartered Bank	4/1/2026	30,000	EUR	34,392	USD	173	–
Standard Chartered Bank	4/1/2026	68,000	GBP	89,721	USD	–	(50)
Standard Chartered Bank	4/1/2026	647,173	HKD	535,000	DKK	53	–
Standard Chartered Bank	4/2/2026	12,000	CHF	13,017	EUR	–	(64)
Standard Chartered Bank	4/2/2026	23,308	USD	30,000	SGD	55	–
UBS Group AG	4/2/2026	43,000	GBP	49,445	EUR	–	(266)
						$1,765	$(1,274)

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$58,761,252	$–	$–	$58,761,252
Preferred Stocks	182,226	–	–	182,226
Mutual Fund	–	1,370,441	–	1,370,441
Total Investments in Securities	$58,943,478	$1,370,441	$–	$60,313,919
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$1,765	$–	$1,765
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$(1,274)	$–	$(1,274)
Total - Net	$58,943,478	$1,370,932	$–	$60,314,410

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree True Emerging Markets Fund (XC)
March 31, 2026

Investments	Shares	Value
COMMON STOCKS — 99.5%
Argentina — 0.3%
Banks — 0.3%
Grupo Financiero Galicia SA, ADR*	5,830	$272,319
Brazil — 14.6%
Aerospace & Defense — 0.4%
Embraer SA	27,206	400,904
Banks — 1.0%
Banco Bradesco SA	86,000	275,196
Banco Santander Brasil SA	28,443	166,890
Itau Unibanco Holding SA	32,026	262,613
Itausa SA	94,368	250,651
Total Banks		955,350
Beverages — 0.5%
Ambev SA	178,439	521,107
Broadline Retail — 3.4%
MercadoLibre, Inc.*	1,883	3,255,745
Capital Markets — 0.8%
B3 SA - Brasil Bolsa Balcao	211,716	746,000
Commercial Services & Supplies — 0.2%
GPS Participacoes & Empreendimentos SA(a)	45,478	145,440
Consumer Staples Distribution & Retail — 0.5%
Raia Drogasil SA	64,831	292,128
Sendas Distribuidora SA	79,477	144,284
Total Consumer Staples Distribution & Retail		436,412
Containers & Packaging — 0.2%
Klabin SA	51,708	193,189
Diversified Telecommunication Services — 0.3%
Telefonica Brasil SA	41,508	327,727
Electric Utilities — 1.0%
CPFL Energia SA	18,497	172,716
Energisa SA	18,598	186,841
Equatorial SA	49,559	386,928
Transmissora Alianca de Energia Eletrica SA	21,532	177,346
Total Electric Utilities		923,831
Electrical Equipment — 0.6%
WEG SA	61,210	597,923
Ground Transportation — 0.6%
Localiza Rent a Car SA	42,161	379,307
Rumo SA	61,986	192,892
Total Ground Transportation		572,199
Health Care Providers & Services — 0.4%
Hapvida Participacoes & Investimentos SA*(a)	12,712	24,587
Rede D'Or Sao Luiz SA(a)	52,192	389,495
Total Health Care Providers & Services		414,082
Hotels, Restaurants & Leisure — 0.1%
Arcos Dorados Holdings, Inc., Class A	13,138	108,389
Household Durables — 0.1%
Cyrela Brazil Realty SA Empreendimentos & Participacoes	26,768	140,044
Independent Power & Renewable Electricity Producers — 0.6%
Eneva SA*	89,949	422,706
Engie Brasil Energia SA	20,582	129,397
Total Independent Power & Renewable Electricity Producers		552,103
Insurance — 0.1%
Porto Seguro SA	14,391	139,199
Metals & Mining — 0.1%
Cia Siderurgica Nacional SA*	69,431	84,164
Oil, Gas & Consumable Fuels — 0.7%
Brava Energia*	40,279	158,665
PRIO SA*	36,377	461,230
Total Oil, Gas & Consumable Fuels		619,895
Paper & Forest Products — 0.3%
Suzano SA	32,141	319,443
Personal Care Products — 0.2%
Natura Cosmeticos SA*	75,384	150,712
Pharmaceuticals — 0.1%
Hypera SA	25,194	112,318
Real Estate Management & Development — 0.4%
Allos SA	35,200	204,515
Multiplan Empreendimentos Imobiliarios SA	28,434	173,209
Total Real Estate Management & Development		377,724
Software — 0.2%
TOTVS SA	28,151	188,358
Specialty Retail — 1.0%
Cosan SA*	98,623	101,608
Lojas Renner SA	50,627	145,038
Ultrapar Participacoes SA	51,056	280,801
Vibra Energia SA	62,248	376,924
Total Specialty Retail		904,371
Textiles, Apparel & Luxury Goods — 0.1%
Azzas 2154 SA	11,594	57,060
Transportation Infrastructure — 0.2%
Motiva Infraestrutura de Mobilidade SA	67,175	203,379
Water Utilities — 0.2%
Cia de Sanena do Parana	20,624	175,870
Wireless Telecommunication Services — 0.3%
TIM SA	46,873	246,485
Total Brazil		13,869,423
Chile — 2.6%
Banks — 1.0%
Banco de Chile	2,073,368	373,322
Banco de Credito & Inversiones SA	4,647	298,615

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree True Emerging Markets Fund (XC)
March 31, 2026

Investments	Shares	Value
Banco Santander Chile	3,428,834	$281,663
Total Banks		953,600
Broadline Retail — 0.3%
Falabella SA	42,659	259,049
Consumer Staples Distribution & Retail — 0.2%
Cencosud SA	61,618	166,882
Electric Utilities — 0.3%
Enel Americas SA	1,552,506	131,854
Enel Chile SA	1,872,820	143,394
Total Electric Utilities		275,248
Paper & Forest Products — 0.1%
Empresas CMPC SA	104,580	141,126
Passenger Airlines — 0.3%
Latam Airlines Group SA	10,663,816	260,511
Real Estate Management & Development — 0.2%
Parque Arauco SA	61,980	250,918
Specialty Retail — 0.2%
Empresas Copec SA	26,254	179,955
Total Chile		2,487,289
Czech Republic — 0.4%
Banks — 0.4%
Komercni Banka AS	4,527	229,095
Moneta Money Bank AS(a)	21,917	189,757
Total Czech Republic		418,852
Hungary — 1.6%
Banks — 1.0%
OTP Bank Nyrt	9,269	979,547
Oil, Gas & Consumable Fuels — 0.3%
MOL Hungarian Oil & Gas PLC	24,442	288,494
Pharmaceuticals — 0.3%
Richter Gedeon Nyrt	7,999	282,573
Total Hungary		1,550,614
India — 27.9%
Air Freight & Logistics — 0.0%
Delhivery Ltd.*	2,631	11,559
Automobile Components — 0.2%
Apollo Tyres Ltd.	1,994	8,668
Asahi India Glass Ltd.	576	4,763
Balkrishna Industries Ltd.	519	11,398
Bharat Forge Ltd.	1,025	18,097
Bosch Ltd.	40	12,122
Exide Industries Ltd.	2,537	7,701
Motherson Sumi Wiring India Ltd.	26,272	10,221
MRF Ltd.	8	10,838
Samvardhana Motherson International Ltd.	28,122	31,155
Schaeffler India Ltd.	279	11,310
Sona Blw Precision Forgings Ltd.(a)	2,730	13,859
Sundram Fasteners Ltd.	1,240	9,793
Tube Investments of India Ltd.	312	8,280
UNO Minda Ltd.	720	7,831
ZF Commercial Vehicle Control Systems India Ltd.	37	5,371
Total Automobile Components		171,407
Automobiles — 2.1%
Bajaj Auto Ltd.	828	76,660
Eicher Motors Ltd.	2,614	181,508
Hero MotoCorp Ltd.	1,616	86,262
Mahindra & Mahindra Ltd.	27,825	866,796
Maruti Suzuki India Ltd.	3,604	467,595
Tata Motors Passenger Vehicles Limited	47,217	147,452
TVS Motor Co. Ltd.	3,873	137,356
Total Automobiles		1,963,629
Banks — 7.4%
AU Small Finance Bank Ltd.(a)	1,307	11,612
Axis Bank Ltd.	74,030	906,401
Bandhan Bank Ltd.(a)	8,343	12,433
Federal Bank Ltd.	5,455	14,919
HDFC Bank Ltd.	390,980	3,015,553
ICICI Bank Ltd.	180,354	2,293,007
IDFC First Bank Ltd.	13,375	8,299
IndusInd Bank Ltd.*	5,695	45,179
Karur Vysya Bank Ltd.	3,280	10,008
Kotak Mahindra Bank Ltd.	170,254	634,355
RBL Bank Ltd.(a)	3,874	11,835
Total Banks		6,963,601
Beverages — 0.1%
Radico Khaitan Ltd.	524	14,526
United Breweries Ltd.	582	9,450
United Spirits Ltd.	2,026	26,034
Varun Beverages Ltd.	16,012	64,842
Total Beverages		114,852
Biotechnology — 0.0%
Biocon Ltd.	2,814	10,707
Building Products — 0.0%
Astral Ltd.	562	9,475
Blue Star Ltd.	595	10,104
Kajaria Ceramics Ltd.	1,035	10,040
Supreme Industries Ltd.	268	10,582
Total Building Products		40,201
Capital Markets — 0.1%
360 ONE WAM Ltd.	600	6,007
CRISIL Ltd.	175	6,939
HDFC Asset Management Co. Ltd.(a)	2,055	48,021
Kfin Technologies Ltd.	864	7,985
Multi Commodity Exchange of India Ltd.	475	11,966
Nippon Life India Asset Management Ltd.(a)	1,047	8,849
Total Capital Markets		89,767
Chemicals — 0.5%
Aarti Industries Ltd.	1,704	7,169
Asian Paints Ltd.	9,302	212,345
Atul Ltd.	57	3,827

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree True Emerging Markets Fund (XC)
March 31, 2026

Investments	Shares	Value
BASF India Ltd.	312	$10,570
Berger Paints India Ltd.	1,584	6,847
Carborundum Universal Ltd.	309	2,527
Castrol India Ltd.	1,231	2,252
Coromandel International Ltd.	644	12,967
Deepak Nitrite Ltd.	999	13,553
EID Parry India Ltd.*	933	7,628
Gujarat Fluorochemicals Ltd.	102	3,257
Linde India Ltd.	220	15,875
Navin Fluorine International Ltd.	215	13,969
PI Industries Ltd.	421	12,068
Pidilite Industries Ltd.	2,319	31,418
Solar Industries India Ltd.	164	20,880
SRF Ltd.	1,271	32,670
Tata Chemicals Ltd.	1,895	11,653
UPL Ltd.	1,768	10,587
Total Chemicals		432,062
Commercial Services & Supplies — 0.0%
CMS Info Systems Ltd.	2,719	7,614
Communications Equipment — 0.0%
Tejas Networks Ltd.(a)	1,922	7,827
Construction & Engineering — 0.9%
Kalpataru Projects International Ltd.	778	8,675
KEC International Ltd.	1,139	6,140
Larsen & Toubro Ltd.	20,843	770,026
NCC Ltd.	5,543	7,652
Praj Industries Ltd.	4,188	14,043
Voltas Ltd.	865	11,608
Total Construction & Engineering		818,144
Construction Materials — 0.6%
ACC Ltd.	193	2,553
Ambuja Cements Ltd.	4,619	19,540
Dalmia Bharat Ltd.	460	8,629
Grasim Industries Ltd.	6,840	184,448
JK Cement Ltd.	150	8,034
Ramco Cements Ltd.	1,015	9,846
Shree Cement Ltd.	34	8,252
UltraTech Cement Ltd.	3,030	343,255
Total Construction Materials		584,557
Consumer Staples Distribution & Retail — 0.1%
Avenue Supermarts Ltd.*(a)	2,263	94,405
Diversified Telecommunication Services — 0.1%
Indus Towers Ltd.*	13,520	59,604
Electric Utilities — 0.1%
Adani Energy Solutions Ltd.*	1,119	11,030
Tata Power Co. Ltd.	24,619	98,308
Torrent Power Ltd.	653	8,990
Total Electric Utilities		118,328
Electrical Equipment — 0.2%
ABB India Ltd.	280	17,540
Amara Raja Energy & Mobility Ltd.	966	6,849
CG Power & Industrial Solutions Ltd.	4,310	29,766
Finolex Cables Ltd.	1,741	14,253
GE Vernova T&D India Ltd.	413	15,851
Havells India Ltd.	754	9,465
Hitachi Energy India Ltd.	50	12,776
KEI Industries Ltd.	279	11,878
Polycab India Ltd.	273	19,697
Suzlon Energy Ltd.*	195,402	81,499
V-Guard Industries Ltd.	3,279	10,891
Total Electrical Equipment		230,465
Electronic Equipment, Instruments & Components — 0.0%
Kaynes Technology India Ltd.*	24	868
Redington Ltd.	3,371	7,106
Total Electronic Equipment, Instruments & Components		7,974
Entertainment — 0.0%
PVR Inox Ltd.*	1,150	11,138
Financial Services — 0.1%
Bajaj Finserv Ltd.	7,600	130,752
One 97 Communications Ltd.*	1,034	10,455
Total Financial Services		141,207
Food Products — 0.4%
Britannia Industries Ltd.	1,881	107,547
Marico Ltd.	1,528	11,856
Nestle India Ltd.	14,787	183,152
Patanjali Foods Ltd.	1,758	8,522
Tata Consumer Products Ltd.	10,788	115,422
Total Food Products		426,499
Gas Utilities — 0.0%
Adani Total Gas Ltd.	2,769	14,887
Health Care Providers & Services — 0.4%
Apollo Hospitals Enterprise Ltd.	1,715	134,146
Aster DM Healthcare Ltd.(a)	1,229	8,682
Dr. Lal PathLabs Ltd.(a)	670	9,269
Fortis Healthcare Ltd.	2,316	19,412
Global Health Ltd.	684	6,931
Krishna Institute of Medical Sciences Ltd.*(a)	1,199	7,856
Max Healthcare Institute Ltd.	14,533	147,446
Narayana Hrudayalaya Ltd.	533	9,021
Total Health Care Providers & Services		342,763
Hotels, Restaurants & Leisure — 0.4%
Devyani International Ltd.*	5,415	5,400
Eternal Ltd.*	118,067	285,032
Indian Hotels Co. Ltd.	15,149	91,191
Jubilant Foodworks Ltd.	1,801	8,243
Total Hotels, Restaurants & Leisure		389,866
Household Durables — 0.1%
Amber Enterprises India Ltd.*	86	5,938
Crompton Greaves Consumer Electricals Ltd.	4,240	9,996
Dixon Technologies India Ltd.	333	33,960
Total Household Durables		49,894

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree True Emerging Markets Fund (XC)
March 31, 2026

Investments	Shares	Value
Independent Power & Renewable Electricity Producers — 0.1%
Adani Green Energy Ltd.*	1,178	$10,022
Adani Power Ltd.*	45,448	72,080
Jaiprakash Power Ventures Ltd.*	55,045	8,148
Reliance Power Ltd.*	13,405	2,878
Total Independent Power & Renewable Electricity Producers		93,128
Industrial Conglomerates — 0.0%
3M India Ltd.	22	6,986
Apar Industries Ltd.	70	7,292
Nava Ltd.	1,558	8,730
Siemens Ltd.*	309	9,562
Total Industrial Conglomerates		32,570
Insurance — 0.3%
HDFC Life Insurance Co. Ltd.(a)	18,789	116,995
ICICI Lombard General Insurance Co. Ltd.(a)	2,235	40,308
ICICI Prudential Life Insurance Co. Ltd.(a)	1,798	9,659
Max Financial Services Ltd.*	1,075	16,895
PB Fintech Ltd.*	4,932	74,244
Star Health & Allied Insurance Co. Ltd.*	2,883	13,906
Total Insurance		272,007
Interactive Media & Services — 0.1%
Info Edge India Ltd.	5,204	53,094
IT Services — 3.5%
Coforge Ltd.	4,951	58,186
Cyient Ltd.	1,507	11,962
HCL Technologies Ltd.	30,437	430,520
Infosys Ltd.	119,480	1,575,368
LTIMindtree Ltd.(a)	871	36,859
Mphasis Ltd.	432	9,351
Persistent Systems Ltd.	1,514	77,851
Sonata Software Ltd.	3,697	8,170
Tata Consultancy Services Ltd.	31,486	783,061
Tata Technologies Ltd.	2,673	14,350
Tech Mahindra Ltd.	13,069	190,698
Wipro Ltd.	42,901	84,871
Total IT Services		3,281,247
Life Sciences Tools & Services — 0.2%
Divi's Laboratories Ltd.	2,233	140,009
Syngene International Ltd.(a)	2,438	10,022
Total Life Sciences Tools & Services		150,031
Machinery — 0.1%
AIA Engineering Ltd.	407	15,605
Ashok Leyland Ltd.	8,682	14,108
Cummins India Ltd.	1,012	48,014
Elgi Equipments Ltd.	1,559	7,679
Escorts Kubota Ltd.	301	8,696
Thermax Ltd.	352	12,101
Timken India Ltd.	279	9,487
Titagarh Rail System Ltd.	1,095	6,637
Total Machinery		122,327
Media — 0.0%
Affle 3i Ltd.*	309	4,721
Zee Entertainment Enterprises Ltd.	4,969	3,779
Total Media		8,500
Metals & Mining — 1.3%
APL Apollo Tubes Ltd.	711	14,520
Hindalco Industries Ltd.	31,797	296,502
Jindal Saw Ltd.	5,959	11,505
Jindal Stainless Ltd.	1,671	12,525
Jindal Steel Ltd.	1,239	14,541
JSW Steel Ltd.	20,834	246,563
Lloyds Metals & Energy Ltd.	314	4,210
Ramkrishna Forgings Ltd.	1,506	7,409
Ratnamani Metals & Tubes Ltd.	595	13,812
Tata Steel Ltd.	172,778	349,495
Vedanta Ltd.	30,254	208,862
Welspun Corp. Ltd.	1,123	9,622
Total Metals & Mining		1,189,566
Oil, Gas & Consumable Fuels — 3.5%
Great Eastern Shipping Co. Ltd.	580	8,651
Reliance Industries Ltd.	234,271	3,319,356
Total Oil, Gas & Consumable Fuels		3,328,007
Passenger Airlines — 0.2%
InterGlobe Aviation Ltd.(a)	4,372	181,773
Personal Care Products — 0.7%
Colgate-Palmolive India Ltd.	545	10,278
Dabur India Ltd.	1,882	8,144
Emami Ltd.	1,867	7,744
Godrej Consumer Products Ltd.	2,489	25,843
Hindustan Unilever Ltd.	25,770	558,389
Procter & Gamble Hygiene & Health Care Ltd.	102	10,026
Total Personal Care Products		620,424
Pharmaceuticals — 1.1%
Ajanta Pharma Ltd.	453	13,397
Alkem Laboratories Ltd.	224	12,514
Aurobindo Pharma Ltd.	1,308	17,988
Cipla Ltd.	11,205	144,621
Cohance Lifesciences Ltd.*	581	1,847
Dr. Reddy’s Laboratories Ltd.	11,864	156,967
Gland Pharma Ltd.(a)	408	7,296
GlaxoSmithKline Pharmaceuticals Ltd.	303	7,293
Glenmark Pharmaceuticals Ltd.	685	15,395
Ipca Laboratories Ltd.	848	14,316
JB Chemicals & Pharmaceuticals Ltd.	937	20,394
Laurus Labs Ltd.(a)	1,545	16,170
Lupin Ltd.	2,170	52,939
Mankind Pharma Ltd.	115	2,432
Neuland Laboratories Ltd.	30	3,804
Strides Pharma Science Ltd.	381	3,767
Sun Pharmaceutical Industries Ltd.	29,782	551,751
Torrent Pharmaceuticals Ltd.	467	20,779

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree True Emerging Markets Fund (XC)
March 31, 2026

Investments	Shares	Value
Zydus Lifesciences Ltd.	1,423	$13,071
Total Pharmaceuticals		1,076,741
Professional Services — 0.0%
Computer Age Management Services Ltd.	1,728	11,401
Firstsource Solutions Ltd.	2,977	6,415
Total Professional Services		17,816
Real Estate Management & Development — 0.1%
Brigade Enterprises Ltd.	437	2,998
DLF Ltd.	7,746	41,168
Godrej Properties Ltd.*	556	8,625
Lodha Developers Ltd.(a)	1,252	8,937
Oberoi Realty Ltd.	683	10,218
Phoenix Mills Ltd.	901	14,309
Prestige Estates Projects Ltd.	672	7,981
Total Real Estate Management & Development		94,236
Software — 0.0%
Birlasoft Ltd.	4,591	16,097
Intellect Design Arena Ltd.	704	4,443
KPIT Technologies Ltd.	922	6,170
Oracle Financial Services Software Ltd.	51	3,619
Tata Elxsi Ltd.	317	13,290
Total Software		43,619
Specialty Retail — 0.2%
FSN E-Commerce Ventures Ltd.*	5,287	13,099
Trent Ltd.	4,146	144,065
Total Specialty Retail		157,164
Textiles, Apparel & Luxury Goods — 0.5%
Bata India Ltd.	1,506	9,646
Kalyan Jewellers India Ltd.	554	2,196
KPR Mill Ltd.	1,016	8,885
Page Industries Ltd.	39	13,065
Swan Corp. Ltd.	3,224	10,197
Titan Co. Ltd.	11,223	467,550
Total Textiles, Apparel & Luxury Goods		511,539
Tobacco — 0.0%
Godfrey Phillips India Ltd.	136	2,686
Trading Companies & Distributors — 0.1%
Adani Enterprises Ltd.	5,116	94,867
IndiaMart InterMesh Ltd.(a)	717	15,015
Total Trading Companies & Distributors		109,882
Transportation Infrastructure — 0.3%
Adani Ports & Special Economic Zone Ltd.	17,445	241,419
GMR Airports Infrastructure Ltd.*	16,048	14,339
JSW Infrastructure Ltd.	1,963	4,984
Total Transportation Infrastructure		260,742
Wireless Telecommunication Services — 1.8%
Bharti Airtel Ltd.	90,319	1,697,277
Total India		26,407,333
Indonesia — 4.5%
Banks — 0.8%
Bank Central Asia Tbk. PT	1,956,000	742,370
Broadline Retail — 0.2%
GoTo Gojek Tokopedia Tbk. PT*	56,453,100	169,414
Chemicals — 0.3%
Barito Pacific Tbk. PT*	1,870,479	150,237
Chandra Asri Pacific Tbk. PT	586,200	163,844
Total Chemicals		314,081
Consumer Staples Distribution & Retail — 0.1%
Sumber Alfaria Trijaya Tbk. PT	937,900	81,679
Diversified Telecommunication Services — 0.1%
Sarana Menara Nusantara Tbk. PT	3,188,800	91,567
Food Products — 0.3%
Charoen Pokphand Indonesia Tbk. PT	531,900	128,323
Indofood CBP Sukses Makmur Tbk. PT	198,500	85,850
Indofood Sukses Makmur Tbk. PT	320,400	119,718
Total Food Products		333,891
Health Care Providers & Services — 0.2%
Medikaloka Hermina Tbk. PT	1,356,000	104,924
Mitra Keluarga Karyasehat Tbk. PT	638,900	78,573
Total Health Care Providers & Services		183,497
Independent Power & Renewable Electricity Producers — 0.3%
Barito Renewables Energy Tbk. PT*	812,300	250,939
Industrial Conglomerates — 0.4%
Astra International Tbk. PT	1,002,700	368,759
Metals & Mining — 0.9%
Amman Mineral Internasional PT*	590,700	171,011
Bumi Resources Minerals Tbk. PT*	6,275,500	269,564
Merdeka Battery Materials Tbk. PT*	4,318,300	185,493
Merdeka Copper Gold Tbk. PT*	1,087,400	200,914
Total Metals & Mining		826,982
Oil, Gas & Consumable Fuels — 0.5%
Bumi Resources Tbk. PT*	17,837,100	226,709
United Tractors Tbk. PT	114,500	209,199
Total Oil, Gas & Consumable Fuels		435,908
Paper & Forest Products — 0.2%
Indah Kiat Pulp & Paper Tbk. PT	324,200	193,629
Pharmaceuticals — 0.0%
Kalbe Farma Tbk. PT	942,900	53,818
Real Estate Management & Development — 0.1%
Pantai Indah Kapuk Dua Tbk. PT	193,900	85,857
Wireless Telecommunication Services — 0.1%
Indosat Tbk. PT	831,300	102,234
Total Indonesia		4,234,625
Malaysia — 2.7%
Banks — 0.5%
Alliance Bank Malaysia Bhd.	128,000	152,373

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree True Emerging Markets Fund (XC)
March 31, 2026

Investments	Shares	Value
Hong Leong Bank Bhd.	47,500	$256,915
Hong Leong Financial Group Bhd.	26,700	125,027
Total Banks		534,315
Food Products — 0.7%
Nestle Malaysia Bhd.	6,400	156,673
PPB Group Bhd.	55,300	163,892
QL Resources Bhd.	154,400	141,092
United Plantations Bhd.	27,800	233,440
Total Food Products		695,097
Health Care Equipment & Supplies — 0.2%
Hartalega Holdings Bhd.*	220,800	62,712
Top Glove Corp. Bhd.	545,400	92,943
Total Health Care Equipment & Supplies		155,655
Hotels, Restaurants & Leisure — 0.1%
Genting Malaysia Bhd.	232,300	102,122
Industrial Conglomerates — 0.2%
Sunway Bhd.	155,000	183,749
Metals & Mining — 0.4%
Press Metal Aluminium Holdings Bhd.	204,800	404,643
Multi-Utilities — 0.3%
YTL Corp. Bhd.	315,960	131,878
YTL Power International Bhd.	177,240	131,321
Total Multi-Utilities		263,199
Professional Services — 0.1%
Zetrix Ai Bhd.	490,200	89,590
Specialty Retail — 0.2%
Mr. DIY Group M Bhd.(a)	414,400	156,590
Total Malaysia		2,584,960
Mexico — 11.7%
Banks — 1.5%
Banco del Bajio SA(a)	62,735	193,336
Grupo Financiero Banorte SAB de CV, Class O	94,311	1,039,112
Grupo Financiero Inbursa SAB de CV, Class O	83,210	208,238
Total Banks		1,440,686
Beverages — 1.4%
Arca Continental SAB de CV	25,682	294,265
Coca-Cola Femsa SAB de CV	26,850	259,994
Fomento Economico Mexicano SAB de CV	67,045	735,390
Total Beverages		1,289,649
Broadline Retail — 0.1%
El Puerto de Liverpool SAB de CV	22,299	133,103
Construction Materials — 0.7%
Cemex SAB de CV, Series CPO	625,659	712,651
Consumer Finance — 0.2%
Gentera SAB de CV	70,439	197,830
Consumer Staples Distribution & Retail — 0.9%
Grupo Comercial Chedraui SA de CV	16,675	97,324
La Comer SAB de CV	56,279	132,825
Wal-Mart de Mexico SAB de CV	198,633	640,769
Total Consumer Staples Distribution & Retail		870,918
Diversified REITs — 0.4%
Concentradora Fibra Danhos SA de CV	95,640	150,976
Fibra Uno Administracion SA de CV	147,380	238,288
Total Diversified REITs		389,264
Diversified Telecommunication Services — 0.2%
Grupo Televisa SAB, Series CPO	260,066	150,059
Food Products — 0.8%
Gruma SAB de CV, Class B	10,804	196,809
Grupo Bimbo SAB de CV, Series A	79,902	266,170
Sigma Foods SAB de CV, Class A	222,064	220,322
Total Food Products		683,301
Hotels, Restaurants & Leisure — 0.2%
Alsea SAB de CV	48,012	153,950
Household Products — 0.2%
Kimberly-Clark de Mexico SAB de CV, Class A	94,058	221,206
Industrial Conglomerates — 0.2%
Grupo Carso SAB de CV, Series A1(b)	29,142	217,449
Industrial REITs — 0.5%
FIBRA Macquarie Mexico(a)	73,770	169,444
Prologis Property Mexico SA de CV	60,121	260,825
Total Industrial REITs		430,269
Insurance — 0.1%
Qualitas Controladora SAB de CV(b)	13,549	129,193
Metals & Mining — 1.8%
Grupo Mexico SAB de CV, Series B	122,581	1,303,980
Industrias Penoles SAB de CV*	9,425	416,154
Total Metals & Mining		1,720,134
Real Estate Management & Development — 0.2%
Corp. Inmobiliaria Vesta SAB de CV	60,881	202,504
Transportation Infrastructure — 1.3%
Grupo Aeroportuario del Centro Norte SAB de CV	15,737	224,085
Grupo Aeroportuario del Pacifico SAB de CV, Class B	17,733	434,590
Grupo Aeroportuario del Sureste SAB de CV, Class B	8,912	298,364
Promotora y Operadora de Infraestructura SAB de CV	14,494	232,825
Total Transportation Infrastructure		1,189,864
Wireless Telecommunication Services — 1.0%
America Movil SAB de CV, Series B	732,239	924,557
Total Mexico		11,056,587

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree True Emerging Markets Fund (XC)
March 31, 2026

Investments	Shares	Value
Philippines — 3.1%
Banks — 0.5%
Bank of the Philippine Islands	98,101	$161,322
BDO Unibank, Inc.	93,315	173,266
Metropolitan Bank & Trust Co.	138,810	145,094
Total Banks		479,682
Beverages — 0.1%
Emperador, Inc.	488,800	128,737
Electric Utilities — 0.2%
Manila Electric Co.	21,150	214,982
Food Products — 0.2%
Monde Nissin Corp.(a)	1,055,900	115,932
Universal Robina Corp.	87,070	93,591
Total Food Products		209,523
Hotels, Restaurants & Leisure — 0.2%
Jollibee Foods Corp.	46,460	135,900
Independent Power & Renewable Electricity Producers — 0.1%
ACEN Corp.	1,773,000	86,096
Industrial Conglomerates — 0.7%
Aboitiz Equity Ventures, Inc.	201,800	98,990
Ayala Corp.	14,870	123,244
GT Capital Holdings, Inc.	10,880	93,129
JG Summit Holdings, Inc.	331,800	150,744
SM Investments Corp.	21,580	220,240
Total Industrial Conglomerates		686,347
Real Estate Management & Development — 0.3%
Ayala Land, Inc.	381,500	101,357
SM Prime Holdings, Inc.	588,700	198,171
Total Real Estate Management & Development		299,528
Transportation Infrastructure — 0.5%
International Container Terminal Services, Inc.	39,730	449,946
Wireless Telecommunication Services — 0.3%
Globe Telecom, Inc.	4,325	115,689
PLDT, Inc.	6,105	130,140
Total Wireless Telecommunication Services		245,829
Total Philippines		2,936,570
Poland — 3.4%
Banks — 1.4%
Alior Bank SA	6,226	184,790
Bank Millennium SA*	40,301	176,639
Bank Polska Kasa Opieki SA	7,667	447,304
mBank SA*	833	241,205
Santander Bank Polska SA	1,855	290,089
Total Banks		1,340,027
Broadline Retail — 0.3%
Allegro.eu SA*(a)	33,342	235,752
Construction & Engineering — 0.2%
Budimex SA	959	170,035
Consumer Staples Distribution & Retail — 0.2%
Dino Polska SA*(a)	22,645	202,757
Diversified Telecommunication Services — 0.2%
Orange Polska SA	57,171	217,072
Entertainment — 0.3%
CD Projekt SA	3,647	231,456
Metals & Mining — 0.2%
Grupa Kety SA	650	171,739
Software — 0.1%
Asseco Poland SA	2,903	131,910
Specialty Retail — 0.1%
Modivo SA*(b)	3,227	81,366
Textiles, Apparel & Luxury Goods — 0.4%
LPP SA	66	394,791
Total Poland		3,176,905
Romania — 0.3%
Real Estate Management & Development — 0.3%
NEPI Rockcastle NV*	32,655	259,027
Saudi Arabia — 7.2%
Banks — 3.2%
Al Rajhi Bank	72,339	2,054,932
Alinma Bank	51,734	397,869
Bank AlBilad	32,436	234,242
Bank Al-Jazira	54,827	171,526
Saudi Awwal Bank(b)	19,624	195,058
Total Banks		3,053,627
Chemicals — 0.2%
Advanced Petrochemical Co.*(b)	17,325	116,620
Sahara International Petrochemical Co.(b)	22,997	99,156
Total Chemicals		215,776
Consumer Staples Distribution & Retail — 0.3%
Abdullah Al Othaim Markets Co.(b)	66,828	108,810
Nahdi Medical Co.(b)	4,969	139,168
Total Consumer Staples Distribution & Retail		247,978
Diversified Consumer Services — 0.1%
National Co. for Learning & Education(b)	2,602	82,097
Electrical Equipment — 0.2%
Riyadh Cables Group Co.	4,404	140,713
Food Products — 0.5%
Almarai Co. JSC	20,698	242,137
Saudia Dairy & Foodstuff Co.(b)	1,618	90,545
Savola Group*(b)	14,902	105,631
Total Food Products		438,313
Gas Utilities — 0.1%
National Gas & Industrialization Co.(b)	4,659	104,041
Health Care Providers & Services — 0.9%
Dallah Healthcare Co.(b)	4,091	145,539

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree True Emerging Markets Fund (XC)
March 31, 2026

Investments	Shares	Value
Dr. Sulaiman Al Habib Medical Services Group Co.(b)	4,650	$320,194
Mouwasat Medical Services Co.(b)	6,630	128,356
National Medical Care Co.(b)	3,195	117,495
Saudi Chemical Co. Holding(b)	67,703	146,137
Total Health Care Providers & Services		857,721
Hotels, Restaurants & Leisure — 0.1%
Leejam Sports Co. JSC(b)	2,594	60,519
Industrial Conglomerates — 0.1%
Astra Industrial Group(b)	3,057	124,558
Insurance — 0.2%
Al Rajhi Co. for Co.-operative Insurance*(b)	3,218	90,642
Bupa Arabia for Cooperative Insurance Co.	2,252	105,620
Total Insurance		196,262
Media — 0.1%
Saudi Research & Media Group*(b)	2,850	66,948
Pharmaceuticals — 0.1%
Jamjoom Pharmaceuticals Factory Co.	3,169	120,170
Real Estate Management & Development — 0.3%
Arabian Centres Co.(a)	27,504	125,258
Dar Al Arkan Real Estate Development Co.*(b)	33,852	163,730
Total Real Estate Management & Development		288,988
Specialty Retail — 0.3%
Aldrees Petroleum & Transport Services Co.	3,860	137,321
Jarir Marketing Co.	50,042	188,294
Total Specialty Retail		325,615
Wireless Telecommunication Services — 0.5%
Etihad Etisalat Co.	19,273	335,375
Mobile Telecommunications Co. Saudi Arabia(b)	36,507	112,266
Total Wireless Telecommunication Services		447,641
Total Saudi Arabia		6,770,967
South Africa — 9.9%
Banks — 2.8%
Absa Group Ltd.	36,928	520,325
Capitec Bank Holdings Ltd.	3,531	850,359
Nedbank Group Ltd.	20,479	319,146
Standard Bank Group Ltd.	53,364	949,126
Total Banks		2,638,956
Broadline Retail — 0.2%
Woolworths Holdings Ltd.	52,330	155,056
Capital Markets — 0.3%
Investec Ltd.	19,673	146,604
PSG Financial Services Ltd.	99,324	154,868
Total Capital Markets		301,472
Consumer Staples Distribution & Retail — 0.6%
Clicks Group Ltd.	12,656	214,015
Shoprite Holdings Ltd.	22,020	354,790
Total Consumer Staples Distribution & Retail		568,805
Financial Services — 1.0%
FirstRand Ltd.	196,308	987,876
Food Products — 0.2%
Tiger Brands Ltd.	10,374	181,214
Insurance — 1.3%
Discovery Ltd.	26,329	381,919
Momentum Group Ltd.	89,323	187,595
Old Mutual Ltd.	288,236	232,374
Sanlam Ltd.	74,797	388,809
Total Insurance		1,190,697
Metals & Mining — 2.5%
African Rainbow Minerals Ltd.	11,848	159,805
Harmony Gold Mining Co. Ltd.	23,859	356,822
Impala Platinum Holdings Ltd.	39,182	546,911
Kumba Iron Ore Ltd.	6,945	129,552
Sibanye Stillwater Ltd.	137,245	409,230
Valterra Platinum Ltd.	8,864	725,484
Total Metals & Mining		2,327,804
Oil, Gas & Consumable Fuels — 0.2%
Exxaro Resources Ltd.	17,811	233,720
Paper & Forest Products — 0.1%
Sappi Ltd.*	68,857	67,861
Retail REITs — 0.1%
Resilient REIT Ltd.	32,139	148,683
Specialty Retail — 0.3%
Mr. Price Group Ltd.	16,705	149,674
Pepkor Holdings Ltd.(a)	125,181	165,275
Total Specialty Retail		314,949
Wireless Telecommunication Services — 0.3%
Vodacom Group Ltd.	30,639	258,322
Total South Africa		9,375,415
Thailand — 6.1%
Banks — 0.9%
Bangkok Bank PCL, NVDR	38,400	193,863
Kasikornbank PCL, NVDR	58,100	336,480
Tisco Financial Group PCL, NVDR	41,300	141,507
TMBThanachart Bank PCL, NVDR	3,067,300	213,911
Total Banks		885,761
Beverages — 0.2%
Carabao Group PCL, NVDR	72,200	83,737
Osotspa PCL, NVDR	234,200	105,099
Total Beverages		188,836
Broadline Retail — 0.1%
Central Retail Corp. PCL, NVDR	228,400	129,505
Chemicals — 0.2%
Indorama Ventures PCL, NVDR	198,500	151,975

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree True Emerging Markets Fund (XC)
March 31, 2026

Investments	Shares	Value
Consumer Staples Distribution & Retail — 0.3%
CP ALL PCL, NVDR	208,700	$287,927
Containers & Packaging — 0.1%
SCG Packaging PCL, NVDR	197,000	120,661
Diversified Telecommunication Services — 0.4%
True Corp. PCL, NVDR	837,396	365,631
Electronic Equipment, Instruments & Components — 1.4%
Delta Electronics Thailand PCL, NVDR	166,400	1,306,780
Food Products — 0.2%
Charoen Pokphand Foods PCL, NVDR	238,500	151,142
Health Care Providers & Services — 0.3%
Bangkok Dusit Medical Services PCL, NVDR	254,554	145,106
Bumrungrad Hospital PCL, NVDR	33,000	163,099
Total Health Care Providers & Services		308,205
Hotels, Restaurants & Leisure — 0.1%
Minor International PCL, NVDR	194,600	127,452
Independent Power & Renewable Electricity Producers — 0.6%
Gulf Development PCL, NVDR	316,897	569,319
Insurance — 0.1%
Thai Life Insurance PCL, NVDR	374,000	117,938
Real Estate Management & Development — 0.4%
Central Pattana PCL, NVDR	101,200	191,016
WHA Corp. PCL, NVDR	1,093,800	139,295
Total Real Estate Management & Development		330,311
Specialty Retail — 0.2%
Home Product Center PCL, NVDR	535,200	99,802
Siam Global House PCL, NVDR	601,580	102,148
Total Specialty Retail		201,950
Wireless Telecommunication Services — 0.6%
Advanced Info Service PCL, NVDR	45,900	519,124
Total Thailand		5,762,517
Turkey — 3.0%
Automobiles — 0.1%
Ford Otomotiv Sanayi AS	61,051	138,765
Banks — 0.9%
Akbank TAS	145,535	215,947
Haci Omer Sabanci Holding AS	79,099	158,980
Turkiye Garanti Bankasi AS*	47,852	136,090
Turkiye Is Bankasi AS, Class C*	519,776	153,899
Yapi ve Kredi Bankasi AS*	205,805	152,781
Total Banks		817,697
Beverages — 0.2%
Anadolu Efes Biracilik ve Malt Sanayii AS	297,060	112,066
Coca-Cola Icecek AS	78,408	124,187
Total Beverages		236,253
Chemicals — 0.1%
Sasa Polyester Sanayi AS*(b)	1,431,594	75,313
Consumer Staples Distribution & Retail — 0.5%
BIM Birlesik Magazalar AS(b)	21,452	329,400
Migros Ticaret AS	8,060	109,176
Total Consumer Staples Distribution & Retail		438,576
Industrial Conglomerates — 0.5%
AG Anadolu Grubu Holding AS	159,323	98,216
KOC Holding AS	57,866	253,424
Turkiye Sise ve Cam Fabrikalari AS(b)	132,243	130,756
Total Industrial Conglomerates		482,396
Oil, Gas & Consumable Fuels — 0.3%
Turkiye Petrol Rafinerileri AS	55,589	322,749
Passenger Airlines — 0.1%
Pegasus Hava Tasimaciligi AS*	18,618	73,459
Transportation Infrastructure — 0.1%
TAV Havalimanlari Holding AS*(b)	16,917	117,046
Wireless Telecommunication Services — 0.2%
Turkcell Iletisim Hizmetleri AS	69,451	165,352
Total Turkey		2,867,606
United States — 0.2%
Construction Materials — 0.2%
GCC SAB de CV	14,785	156,221
TOTAL COMMON STOCKS (COST: $89,557,698)		94,187,230
PREFERRED STOCKS — 0.0%
India — 0.0%
TVS Motor Co. Ltd., 6.00%*
(Cost: $0)	14,536	1,571
MUTUAL FUND — 0.1%
United States — 0.1%
Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.54%(c)
(Cost: $101,607)	101,607	101,607
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 2.2%
United States — 2.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(c)
(Cost: $2,104,670)	2,104,670	2,104,670
TOTAL INVESTMENTS IN SECURITIES — 101.8% (Cost: $91,763,975)		96,395,078
Other Liabilities less Assets — (1.8)%		(1,672,661)
NET ASSETS — 100.0%		$94,722,417

*	Non-income producing security.
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree True Emerging Markets Fund (XC)
March 31, 2026

(b)	Security, or portion thereof, was on loan at March 31, 2026. At March 31, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,084,860 and the total market value of the collateral held by the Fund was $2,184,731. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $80,061.
(c)	Rate shown represents annualized 7-day yield as of March 31, 2026.

CURRENCY ABBREVIATIONS:
MYR	Malaysian ringgit
PLN	Polish zloty
TRY	Turkish lira
USD	United States dollar
ZAR	South African rand

OTHER ABBREVIATIONS:
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended March 31, 2026 were as follows:

Affiliate	Value at 6/30/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2026		Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$—	$2,300,000	$2,300,000	$—	$—	$–	^	$510

^	As of March 31, 2026, the Fund did not hold a position in this affiliate.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	4/1/2026	16,145	USD	65,000	MYR	$92	$–
Barclays Bank PLC	4/2/2026	29,750	USD	506,000	ZAR	189	–
HSBC Holdings PLC	4/1/2026	9,341	USD	35,000	PLN	–	(48)
HSBC Holdings PLC	4/1/2026	7,144	USD	318,000	TRY	–	(5)
HSBC Holdings PLC	4/2/2026	5,727	USD	255,000	TRY	–	(6)
						$281	$(59)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree True Emerging Markets Fund (XC)
March 31, 2026

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$94,187,230	$–	$–	$94,187,230
Preferred Stocks	1,571	–	–	1,571
Mutual Fund	–	101,607	–	101,607
Investment of Cash Collateral for Securities Loaned	–	2,104,670	–	2,104,670
Total Investments in Securities	$94,188,801	$2,206,277	$–	$96,395,078
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$281	$–	$281
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$(59)	$–	$(59)
Total - Net	$94,188,801	$2,206,499	$–	$96,395,300

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree U.S. Corporate Bond Fund (QIG)
March 31, 2026

Investments	Principal Amount	Value
CORPORATE BONDS — 97.9%
Canada — 0.2%
Barrick North America Finance LLC
5.75%, 5/1/43	$29,000	$28,841
Canadian Pacific Railway Co.
4.70%, 5/1/48	7,000	6,087
Total Canada		34,928
Germany — 0.8%
Deutsche Bank AG
5.30%, 5/9/31, (5.297% fixed rate until 5/9/30; Secured Overnight Financing Rate + 1.72% thereafter)(a)	150,000	151,599
United Kingdom — 0.5%
BAT Capital Corp.
4.39%, 8/15/37	6,000	5,456
4.54%, 8/15/47	16,000	13,001
4.76%, 9/6/49	7,000	5,809
RELX Capital, Inc.
4.00%, 3/18/29(b)	29,000	28,724
Reynolds American, Inc.
5.85%, 8/15/45	30,000	29,107
Total United Kingdom		82,097
United States — 96.4%
3M Co.
3.38%, 3/1/29	52,000	50,571
3.13%, 9/19/46	9,000	6,077
AbbVie, Inc.
4.25%, 11/14/28	54,000	54,160
3.20%, 11/21/29	7,000	6,743
4.50%, 5/14/35	14,000	13,557
4.88%, 11/14/48	8,000	7,181
4.25%, 11/21/49	10,000	8,130
Aetna, Inc.
6.63%, 6/15/36	6,000	6,483
Alexandria Real Estate Equities, Inc.
3.95%, 1/15/28	44,000	43,574
1.88%, 2/1/33(b)	12,000	9,727
2.95%, 3/15/34	21,000	17,758
Allstate Corp.
5.55%, 5/9/35	31,000	32,082
3.85%, 8/10/49	11,000	8,191
Ally Financial, Inc.
7.10%, 11/15/27	77,000	79,851
2.20%, 11/2/28(b)	6,000	5,653
Alphabet, Inc.
4.80%, 2/15/36	36,000	35,850
5.25%, 5/15/55	37,000	34,961
5.75%, 2/15/66	35,000	34,695
Altria Group, Inc.
4.80%, 2/14/29	18,000	18,151
5.63%, 2/6/35	52,000	53,272
5.80%, 2/14/39	19,000	19,085
5.95%, 2/14/49(b)	20,000	19,438
Amazon.com, Inc.
3.45%, 4/13/29	61,000	59,804
4.25%, 8/22/57	7,000	5,470
2.70%, 6/3/60	9,000	4,925
Ameren Corp.
3.50%, 1/15/31	80,000	75,966
American Electric Power Co., Inc.
4.30%, 12/1/28, Series J	9,000	8,983
American Express Co.
5.28%, 7/26/35, (5.284% fixed rate until 7/26/34; Secured Overnight Financing Rate + 1.42% thereafter)(a)	44,000	44,452
American Homes 4 Rent LP
5.50%, 2/1/34	17,000	17,169
American Honda Finance Corp.
1.30%, 9/9/26	49,000	48,376
American International Group, Inc.
4.38%, 6/30/50(b)	47,000	38,241
American Water Capital Corp.
4.30%, 12/1/42	10,000	8,667
Amgen, Inc.
5.15%, 3/2/28	123,000	124,829
5.25%, 3/2/33	67,000	68,816
5.60%, 3/2/43	22,000	21,743
4.66%, 6/15/51	70,000	58,895
5.65%, 3/2/53	9,000	8,722
Amphenol Corp.
2.80%, 2/15/30	20,000	18,852
Aon Corp./Aon Global Holdings PLC
2.05%, 8/23/31	11,000	9,613
Apple, Inc.
1.65%, 2/8/31	6,000	5,355
3.85%, 5/4/43	7,000	5,794
4.65%, 2/23/46	54,000	48,416
Arizona Public Service Co.
6.35%, 12/15/32	9,000	9,666
Athene Holding Ltd.
6.25%, 4/1/54(b)	25,000	23,004
Atmos Energy Corp.
1.50%, 1/15/31	9,000	7,871
AutoZone, Inc.
1.65%, 1/15/31	66,000	57,362
Avery Dennison Corp.
2.65%, 4/30/30	32,000	29,585
Bank of America Corp.
1.73%, 7/22/27, (1.734% fixed rate until 7/22/26; Secured Overnight Financing Rate + 0.96% thereafter)(a)	32,000	31,734
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month Secured Overnight Financing Rate + 1.302% thereafter)(a)	138,000	135,584
3.19%, 7/23/30, (3.194% fixed rate until 7/23/29; 3-month Secured Overnight Financing Rate + 1.442% thereafter)(a)(b)	158,000	151,656
2.50%, 2/13/31, (2.496% fixed rate until 2/13/30; 3-month Secured Overnight Financing Rate + 1.252% thereafter)(a)	49,000	45,305

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. Corporate Bond Fund (QIG)
March 31, 2026

Investments	Principal Amount	Value
2.59%, 4/29/31, (2.592% fixed rate until 4/29/30; Secured Overnight Financing Rate + 2.15% thereafter)(a)	$230,000	$212,511
1.90%, 7/23/31, (1.898% fixed rate until 7/23/30; Secured Overnight Financing Rate + 1.53% thereafter)(a)	48,000	42,810
4.57%, 4/27/33, (4.571% fixed rate until 4/27/32; Secured Overnight Financing Rate + 1.83% thereafter)(a)	10,000	9,828
5.02%, 7/22/33, (5.015% fixed rate until 7/22/32; Secured Overnight Financing Rate + 2.16% thereafter)(a)	2,000	2,013
5.29%, 4/25/34, (5.288% fixed rate until 4/25/33; Secured Overnight Financing Rate + 1.91% thereafter)(a)	43,000	43,527
5.47%, 1/23/35, (5.468% fixed rate until 1/23/34; Secured Overnight Financing Rate + 1.65% thereafter)(a)	60,000	61,230
5.52%, 10/25/35, (5.518% fixed rate until 10/25/34; Secured Overnight Financing Rate + 1.738% thereafter)(a)	89,000	89,118
5.74%, 2/12/36, (5.744% fixed rate until 2/12/35; Secured Overnight Financing Rate + 1.697% thereafter)(a)	44,000	44,802
3.85%, 3/8/37, (3.846% fixed rate until 3/8/32; 5-year Constant Maturity Treasury Rate + 2.00% thereafter)(a)	3,000	2,780
Bank of New York Mellon Corp.
3.30%, 8/23/29	85,000	81,912
Becton Dickinson & Co.
3.79%, 5/20/50	6,000	4,360
Berkshire Hathaway Energy Co.
1.65%, 5/15/31	53,000	45,990
6.13%, 4/1/36	15,000	16,019
Berkshire Hathaway Finance Corp.
3.85%, 3/15/52	5,000	3,772
Biogen, Inc.
3.15%, 5/1/50(b)	13,000	8,200
BlackRock Funding, Inc.
5.25%, 3/14/54	18,000	16,799
Blackstone Private Credit Fund
6.00%, 11/22/34	45,000	42,150
Blackstone Secured Lending Fund
2.85%, 9/30/28	40,000	37,234
Blue Owl Capital Corp.
3.40%, 7/15/26	37,000	36,742
Booking Holdings, Inc.
3.55%, 3/15/28(b)	31,000	30,635
BorgWarner, Inc.
4.38%, 3/15/45	33,000	27,064
Boston Scientific Corp.
4.70%, 3/1/49(b)	10,000	8,814
BP Capital Markets America, Inc.
4.23%, 11/6/28	51,000	51,030
Brighthouse Financial, Inc.
5.63%, 5/15/30(b)	9,000	8,966
4.70%, 6/22/47	4,000	2,723
Bristol-Myers Squibb Co.
4.13%, 6/15/39	114,000	101,542
4.25%, 10/26/49	31,000	24,898
Broadcom, Inc.
2.45%, 2/15/31	26,000	23,642
4.30%, 11/15/32	18,000	17,545
3.42%, 4/15/33	142,000	130,017
3.47%, 4/15/34	21,000	18,933
Brown & Brown, Inc.
4.20%, 3/17/32	31,000	29,332
Burlington Northern Santa Fe LLC
5.05%, 3/1/41	32,000	30,850
5.40%, 6/1/41	25,000	25,008
Campbell's Company/The
2.38%, 4/24/30	20,000	18,003
Capital One Financial Corp.
3.80%, 1/31/28	146,000	144,326
5.47%, 2/1/29, (5.468% fixed rate until 2/1/28; Secured Overnight Financing Rate + 2.08% thereafter)(a)	44,000	44,685
7.96%, 11/2/34, (7.964% fixed rate until 11/2/33; Secured Overnight Financing Index + 3.37% thereafter)(a)	16,000	18,368
Cardinal Health, Inc.
5.35%, 11/15/34	44,000	44,425
Carrier Global Corp.
3.38%, 4/5/40	76,000	59,921
Caterpillar, Inc.
2.60%, 4/9/30	53,000	49,765
Cencora, Inc.
2.80%, 5/15/30	33,000	30,796
CF Industries, Inc.
4.95%, 6/1/43	40,000	35,708
Cheniere Energy Partners LP
5.75%, 8/15/34	43,000	44,360
Cheniere Energy, Inc.
5.65%, 4/15/34	43,000	44,318
Chubb INA Holdings LLC
6.50%, 5/15/38, Series 1	23,000	25,568
Cigna Group
4.38%, 10/15/28	14,000	13,996
5.40%, 3/15/33	20,000	20,583
4.80%, 8/15/38	37,000	34,812
4.90%, 12/15/48(b)	10,000	8,690
3.40%, 3/15/51(b)	12,000	8,136
5.60%, 2/15/54(b)	27,000	25,596
Cisco Systems, Inc.
5.50%, 1/15/40	6,000	6,113
Citigroup, Inc.
4.30%, 11/20/26	17,000	17,000
4.45%, 9/29/27	21,000	21,006
3.89%, 1/10/28, (3.887% fixed rate until 1/10/27; 3-month Secured Overnight Financing Rate + 1.825% thereafter)(a)	12,000	11,943

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. Corporate Bond Fund (QIG)
March 31, 2026

Investments	Principal Amount	Value
4.08%, 4/23/29, (4.075% fixed rate until 4/23/28; 3-month Secured Overnight Financing Rate + 1.454% thereafter)(a)	$37,000	$36,718
4.41%, 3/31/31, (4.412% fixed rate until 3/31/30; Secured Overnight Financing Rate + 3.914% thereafter)(a)	27,000	26,675
2.56%, 5/1/32, (2.561% fixed rate until 5/1/31; Secured Overnight Financing Rate + 1.167% thereafter)(a)	22,000	19,692
6.63%, 6/15/32	119,000	129,379
3.06%, 1/25/33, (3.057% fixed rate until 1/25/32; Secured Overnight Financing Rate + 1.351% thereafter)(a)	57,000	51,482
6.27%, 11/17/33, (6.27% fixed rate until 11/17/32; Secured Overnight Financing Rate + 2.338% thereafter)(a)	25,000	26,751
6.17%, 5/25/34, (6.174% fixed rate until 5/25/33; Secured Overnight Financing Rate + 2.661% thereafter)(a)	43,000	44,590
5.83%, 2/13/35, (5.827% fixed rate until 2/13/34; Secured Overnight Financing Rate + 2.056% thereafter)(a)	52,000	52,694
6.02%, 1/24/36, (6.02% fixed rate until 1/24/35; Secured Overnight Financing Rate + 1.83% thereafter)(a)	52,000	53,158
Citizens Financial Group, Inc.
3.25%, 4/30/30	41,000	38,693
Clorox Co.
4.60%, 5/1/32	9,000	8,935
Coca-Cola Co.
2.25%, 1/5/32(b)	30,000	26,867
3.00%, 3/5/51(b)	16,000	10,484
Comcast Corp.
3.15%, 2/15/28	47,000	46,122
4.15%, 10/15/28	9,000	8,969
4.25%, 10/15/30	12,000	11,879
1.50%, 2/15/31(b)	51,000	44,237
4.25%, 1/15/33	41,000	39,664
2.89%, 11/1/51	56,000	32,398
2.94%, 11/1/56	135,000	75,043
2.99%, 11/1/63	29,000	15,421
Conagra Brands, Inc.
7.00%, 10/1/28	9,000	9,473
Connecticut Light & Power Co.
4.30%, 4/15/44	31,000	25,889
ConocoPhillips Co.
5.90%, 5/15/38	54,000	57,216
4.03%, 3/15/62	11,000	7,932
Consolidated Edison Co. of New York, Inc.
6.75%, 4/1/38, Series 08-B(b)	55,000	62,046
4.50%, 5/15/58	21,000	16,789
3.60%, 6/15/61	6,000	4,031
Constellation Energy Generation LLC
6.50%, 10/1/53	24,000	25,541
Continental Resources, Inc.
4.38%, 1/15/28	40,000	39,729
Corebridge Financial, Inc.
6.88%, 12/15/52, (6.875% fixed rate until 12/15/27; 5-year Constant Maturity Treasury Rate + 3.846% thereafter)(a)	72,000	72,846
Corning, Inc.
5.45%, 11/15/79	11,000	9,934
CSX Corp.
4.25%, 3/15/29	68,000	67,936
6.00%, 10/1/36(b)	7,000	7,494
4.25%, 11/1/66	8,000	6,043
CubeSmart LP
2.50%, 2/15/32	11,000	9,658
CVS Health Corp.
4.30%, 3/25/28	9,000	8,971
4.78%, 3/25/38	88,000	81,123
5.13%, 7/20/45	106,000	93,381
Dell International LLC/EMC Corp.
5.30%, 10/1/29	44,000	44,914
3.38%, 12/15/41(b)	8,000	5,972
Devon Energy Corp.
4.50%, 1/15/30(b)	47,000	46,861
5.60%, 7/15/41	45,000	43,635
Diamondback Energy, Inc.
6.25%, 3/15/33	38,000	40,602
4.25%, 3/15/52	6,000	4,654
5.75%, 4/18/54(b)	45,000	42,709
Dominion Energy, Inc.
3.38%, 4/1/30, Series C	38,000	36,334
7.00%, 6/1/54, Series B, (7.00% fixed rate until 6/1/34; 5-year Constant Maturity Treasury Rate + 2.511% thereafter)(a)	33,000	34,971
Dow Chemical Co.
7.38%, 11/1/29	25,000	27,062
2.10%, 11/15/30	29,000	25,518
5.35%, 3/15/35(b)	45,000	44,360
DTE Electric Co.
3.00%, 3/1/32, Series A	60,000	55,252
Duke Energy Corp.
2.65%, 9/1/26	84,000	83,447
4.50%, 8/15/32	126,000	124,160
Duke Energy Florida LLC
4.20%, 7/15/48	7,000	5,547
Duke Energy Progress LLC
3.70%, 10/15/46	58,000	43,428
4.00%, 4/1/52	10,000	7,570
Eastern Gas Transmission & Storage, Inc.
4.80%, 11/1/43	5,000	4,391
Eastman Chemical Co.
5.63%, 2/20/34	17,000	17,248
eBay, Inc.
4.00%, 7/15/42	59,000	47,407
Ecolab, Inc.
4.80%, 3/24/30	17,000	17,269
Elevance Health, Inc.
3.65%, 12/1/27(b)	81,000	80,101
4.65%, 1/15/43	8,000	6,928

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. Corporate Bond Fund (QIG)
March 31, 2026

Investments	Principal Amount	Value
4.55%, 5/15/52	$10,000	$8,082
6.10%, 10/15/52	16,000	16,098
5.13%, 2/15/53	18,000	15,844
5.70%, 2/15/55	52,000	49,263
Energy Transfer LP
6.63%, 10/15/36	20,000	21,685
Entergy Corp.
2.95%, 9/1/26	23,000	22,860
Entergy Louisiana LLC
4.00%, 3/15/33	24,000	22,832
Entergy Texas, Inc.
5.25%, 4/15/35	43,000	43,454
Enterprise Products Operating LLC
2.80%, 1/31/30	62,000	58,531
4.85%, 3/15/44(b)	19,000	17,172
4.80%, 2/1/49	64,000	55,765
3.95%, 1/31/60(b)	10,000	7,223
Equitable Holdings, Inc.
4.35%, 4/20/28	15,000	14,962
ERP Operating LP
1.85%, 8/1/31(b)	41,000	35,905
Essential Utilities, Inc.
4.28%, 5/1/49	42,000	32,966
Essex Portfolio LP
2.65%, 3/15/32	10,000	8,797
Evergy, Inc.
2.90%, 9/15/29	7,000	6,641
Eversource Energy
3.30%, 1/15/28, Series M	92,000	90,131
Exelon Corp.
4.10%, 3/15/52	38,000	28,778
5.60%, 3/15/53	27,000	25,534
Extra Space Storage LP
2.40%, 10/15/31	11,000	9,636
2.35%, 3/15/32	43,000	36,911
Exxon Mobil Corp.
4.33%, 3/19/50(b)	54,000	44,936
3.45%, 4/15/51	6,000	4,277
FedEx Corp.
4.20%, 10/17/28	19,000	18,888
Fifth Third Bancorp
5.63%, 1/29/32, (5.631% fixed rate until 1/29/31; Secured Overnight Financing Rate + 1.84% thereafter)(a)	26,000	26,810
8.25%, 3/1/38	43,000	51,820
Fiserv, Inc.
5.63%, 8/21/33	59,000	59,652
Fortune Brands Innovations, Inc.
4.00%, 3/25/32(b)	39,000	36,886
Fox Corp.
3.50%, 4/8/30	84,000	80,664
General Dynamics Corp.
4.25%, 4/1/40	10,000	9,006
General Electric Co.
6.75%, 3/15/32, Series A	25,000	27,916
6.88%, 1/10/39	10,000	11,527
General Mills, Inc.
4.20%, 4/17/28	42,000	41,772
5.50%, 10/17/28	17,000	17,423
Georgia Power Co.
5.13%, 5/15/52	39,000	35,689
Gilead Sciences, Inc.
4.60%, 9/1/35	64,000	62,552
4.15%, 3/1/47	21,000	17,029
GlaxoSmithKline Capital, Inc.
6.38%, 5/15/38	29,000	32,136
Global Payments, Inc.
2.90%, 5/15/30	18,000	16,466
Goldman Sachs Group, Inc.
4.22%, 5/1/29, (4.223% fixed rate until 5/1/28; 3-month Secured Overnight Financing Rate + 1.563% thereafter)(a)	46,000	45,745
3.10%, 2/24/33, (3.102% fixed rate until 2/24/32; Secured Overnight Financing Rate + 1.41% thereafter)(a)	53,000	47,842
6.75%, 10/1/37	40,000	43,189
Halliburton Co.
2.92%, 3/1/30	55,000	51,855
5.00%, 11/15/45(b)	19,000	16,864
Hartford Insurance Group, Inc.
6.10%, 10/1/41	7,000	7,373
Hasbro, Inc.
3.50%, 9/15/27	10,000	9,894
HCA, Inc.
4.50%, 2/15/27	62,000	62,016
4.13%, 6/15/29	164,000	161,907
5.25%, 6/15/49	16,000	14,126
4.63%, 3/15/52	107,000	85,362
Healthpeak OP LLC
3.50%, 7/15/29	41,000	39,655
Hess Corp.
5.60%, 2/15/41	35,000	35,658
Home Depot, Inc.
4.88%, 2/15/44	9,000	8,246
4.40%, 3/15/45	8,000	6,789
4.50%, 12/6/48	99,000	83,409
HP, Inc.
3.00%, 6/17/27	51,000	50,134
2.65%, 6/17/31	22,000	19,584
6.00%, 9/15/41(b)	12,000	11,867
Humana, Inc.
3.13%, 8/15/29	74,000	70,463
5.75%, 4/15/54(b)	27,000	24,331
Huntington Bancshares, Inc.
2.55%, 2/4/30	86,000	79,709
Indiana Michigan Power Co.
4.55%, 3/15/46, Series K	140,000	118,593
Intel Corp.
2.00%, 8/12/31	21,000	18,196
4.15%, 8/5/32(b)	21,000	20,021
4.90%, 8/5/52	23,000	18,831

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. Corporate Bond Fund (QIG)
March 31, 2026

Investments	Principal Amount	Value
Intercontinental Exchange, Inc.
4.60%, 3/15/33(b)	$15,000	$14,868
3.00%, 6/15/50(b)	13,000	8,330
International Business Machines Corp.
4.25%, 5/15/49	100,000	77,106
International Paper Co.
5.00%, 9/15/35	42,000	41,259
4.80%, 6/15/44	3,000	2,566
Jabil, Inc.
3.00%, 1/15/31	41,000	37,807
Jefferies Financial Group, Inc.
4.85%, 1/15/27	25,000	25,019
JM Smucker Co.
5.90%, 11/15/28	25,000	25,864
4.25%, 3/15/35	7,000	6,450
John Deere Capital Corp.
2.45%, 1/9/30	70,000	65,824
Johnson & Johnson
4.38%, 12/5/33	6,000	6,014
JPMorgan Chase & Co.
1.58%, 4/22/27, (1.578% fixed rate until 4/22/26; Secured Overnight Financing Rate + 0.885% thereafter)(a)	47,000	46,924
3.63%, 12/1/27	25,000	24,715
4.32%, 4/26/28, (4.323% fixed rate until 4/26/27; Secured Overnight Financing Rate + 1.56% thereafter)(a)	38,000	37,991
4.85%, 7/25/28, (4.851% fixed rate until 7/25/27; Secured Overnight Financing Rate + 1.99% thereafter)(a)	43,000	43,222
4.20%, 7/23/29, (4.203% fixed rate until 7/23/28; 3-month Secured Overnight Financing Rate + 1.522% thereafter)(a)	36,000	35,796
5.30%, 7/24/29, (5.299% fixed rate until 7/24/28; Secured Overnight Financing Rate + 1.45% thereafter)(a)	34,000	34,635
4.57%, 6/14/30, (4.565% fixed rate until 6/14/29; Secured Overnight Financing Rate + 1.75% thereafter)(a)	118,000	118,161
4.49%, 3/24/31, (4.493% fixed rate until 3/24/30; 3-month Secured Overnight Financing Rate + 3.79% thereafter)(a)	23,000	22,896
2.96%, 5/13/31, (2.956% fixed rate until 5/13/30; 3-month Secured Overnight Financing Rate + 2.515% thereafter)(a)	50,000	46,637
2.58%, 4/22/32, (2.58% fixed rate until 4/22/31; 3-month Secured Overnight Financing Rate + 1.25% thereafter)(a)	26,000	23,528
4.91%, 7/25/33, (4.912% fixed rate until 7/25/32; Secured Overnight Financing Rate + 2.08% thereafter)(a)	3,000	3,009
5.72%, 9/14/33, (5.717% fixed rate until 9/14/32; Secured Overnight Financing Rate + 2.58% thereafter)(a)	34,000	35,249
5.35%, 6/1/34, (5.35% fixed rate until 6/1/33; Secured Overnight Financing Rate + 1.845% thereafter)(a)	44,000	44,903
5.34%, 1/23/35, (5.336% fixed rate until 1/23/34; Secured Overnight Financing Rate + 1.62% thereafter)(a)	43,000	43,680
4.95%, 10/22/35, (4.946% fixed rate until 10/22/34; Secured Overnight Financing Rate + 1.34% thereafter)(a)	45,000	44,507
6.40%, 5/15/38	11,000	12,105
2.53%, 11/19/41, (2.525% fixed rate until 11/19/40; 3-month Secured Overnight Financing Rate + 1.51% thereafter)(a)	12,000	8,384
Kellanova
4.50%, 4/1/46	10,000	8,506
Kenvue, Inc.
5.05%, 3/22/53(b)	46,000	41,661
Keurig Dr. Pepper, Inc.
4.05%, 4/15/32	37,000	35,042
4.50%, 4/15/52(b)	21,000	16,374
KeyCorp
2.55%, 10/1/29	10,000	9,349
4.79%, 6/1/33, (4.789% fixed rate until 6/1/32; Secured Overnight Financing Index + 2.06% thereafter)(a)	24,000	23,490
Kilroy Realty LP
2.65%, 11/15/33	36,000	28,638
Kimberly-Clark Corp.
2.88%, 2/7/50	7,000	4,524
Kimco Realty OP LLC
2.80%, 10/1/26	40,000	39,719
KLA Corp.
3.30%, 3/1/50	7,000	4,777
Kraft Heinz Foods Co.
6.50%, 2/9/40	87,000	91,114
4.38%, 6/1/46	10,000	7,814
Kroger Co.
5.15%, 8/1/43	2,000	1,859
4.45%, 2/1/47	8,000	6,576
5.50%, 9/15/54(b)	54,000	50,207
L3Harris Technologies, Inc.
5.05%, 4/27/45	5,000	4,653
Lear Corp.
3.50%, 5/30/30	37,000	35,233
Leidos, Inc.
4.38%, 5/15/30	39,000	38,424
Lincoln National Corp.
3.80%, 3/1/28	36,000	35,559
Lockheed Martin Corp.
4.50%, 5/15/36(b)	74,000	71,969
Louisville Gas & Electric Co.
5.45%, 4/15/33, Series LOU	31,000	32,059
Lowe's Cos., Inc.
4.05%, 5/3/47	28,000	21,523
4.45%, 4/1/62	54,000	40,965

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. Corporate Bond Fund (QIG)
March 31, 2026

Investments	Principal Amount	Value
LYB International Finance III LLC
2.25%, 10/1/30	$53,000	$47,362
4.20%, 5/1/50	10,000	7,059
M&T Bank Corp.
5.05%, 1/27/34, (5.053% fixed rate until 1/27/33; Secured Overnight Financing Rate + 1.85% thereafter)(a)	60,000	59,250
Marathon Petroleum Corp.
6.50%, 3/1/41	17,000	18,124
Markel Group, Inc.
5.00%, 5/20/49	10,000	8,594
Marriott International, Inc.
3.50%, 10/15/32, Series GG	72,000	66,260
Marsh & McLennan Cos., Inc.
5.15%, 3/15/34	43,000	43,536
2.90%, 12/15/51(b)	6,000	3,704
Martin Marietta Materials, Inc.
2.40%, 7/15/31	32,000	28,521
McDonald's Corp.
4.80%, 8/14/28	45,000	45,567
6.30%, 3/1/38	8,000	8,737
4.60%, 5/26/45	45,000	38,896
Merck & Co., Inc.
4.00%, 3/7/49	77,000	60,392
Meta Platforms, Inc.
4.20%, 11/15/30	53,000	52,469
4.95%, 5/15/33	17,000	17,148
4.88%, 11/15/35(b)	53,000	52,015
5.63%, 11/15/55	55,000	51,588
5.75%, 5/15/63	33,000	30,719
5.75%, 11/15/65	55,000	51,050
MetLife, Inc.
4.60%, 5/13/46	63,000	54,510
Micron Technology, Inc.
5.88%, 2/9/33	77,000	82,181
Microsoft Corp.
2.92%, 3/17/52	51,000	32,817
MidAmerican Energy Co.
3.65%, 8/1/48	5,000	3,676
Mondelez International, Inc.
2.75%, 4/13/30	9,000	8,387
Moody's Corp.
5.25%, 7/15/44	34,000	31,921
Morgan Stanley
3.95%, 4/23/27	156,000	155,088
3.59%, 7/22/28(a)	45,000	44,475
3.77%, 1/24/29, (3.772% fixed rate until 1/24/28; 3-month Secured Overnight Financing Rate + 1.402% thereafter)(a)	45,000	44,436
4.43%, 1/23/30, (4.431% fixed rate until 1/23/29; 3-month Secured Overnight Financing Rate + 1.89% thereafter)(a)	21,000	20,899
2.24%, 7/21/32, (2.239% fixed rate until 7/21/31; Secured Overnight Financing Rate + 1.178% thereafter)(a)	23,000	20,146
2.94%, 1/21/33, (2.943% fixed rate until 1/21/32; Secured Overnight Financing Rate + 1.29% thereafter)(a)	27,000	24,281
5.25%, 4/21/34, (5.25% fixed rate until 4/21/33; Secured Overnight Financing Rate + 1.87% thereafter)(a)	104,000	104,453
5.83%, 4/19/35, (5.831% fixed rate until 4/19/34; Secured Overnight Financing Rate + 1.58% thereafter)(a)	51,000	52,957
5.32%, 7/19/35, (5.32% fixed rate until 7/19/34; Secured Overnight Financing Rate + 1.555% thereafter)(a)	52,000	52,132
5.30%, 4/20/37, (5.297% fixed rate until 4/20/32; Secured Overnight Financing Rate + 2.62% thereafter)(a)	19,000	18,957
5.95%, 1/19/38, (5.948% fixed rate until 1/19/33; 5-year Constant Maturity Treasury Rate + 2.43% thereafter)(a)	51,000	52,306
Mosaic Co.
5.45%, 11/15/33(b)	10,000	10,111
Motorola Solutions, Inc.
4.60%, 5/23/29	43,000	43,057
MPLX LP
4.00%, 3/15/28	27,000	26,797
2.65%, 8/15/30	72,000	66,384
4.50%, 4/15/38	20,000	18,017
4.70%, 4/15/48	56,000	45,667
Nasdaq, Inc.
5.55%, 2/15/34	22,000	22,668
Nevada Power Co.
6.00%, 3/15/54	25,000	25,123
NextEra Energy Capital Holdings, Inc.
3.55%, 5/1/27	23,000	22,813
2.25%, 6/1/30	63,000	57,443
5.05%, 2/28/33	17,000	17,180
5.25%, 3/15/34	45,000	45,588
3.00%, 1/15/52	13,000	8,056
5.85%, 3/1/56	45,000	43,942
4.80%, 12/1/77, (4.80% fixed rate until 12/1/27; Secured Overnight Financing Rate + 2.409% thereafter)(a)	6,000	5,870
NIKE, Inc.
3.38%, 11/1/46	23,000	16,503
NiSource, Inc.
5.40%, 6/30/33	61,000	62,531
NNN REIT, Inc.
5.60%, 10/15/33	26,000	26,761
Norfolk Southern Corp.
3.70%, 3/15/53	108,000	76,569
Northrop Grumman Corp.
4.03%, 10/15/47	5,000	3,943
5.25%, 5/1/50(b)	57,000	52,946
Nucor Corp.
2.70%, 6/1/30	38,000	35,474
Old Republic International Corp.
3.88%, 8/26/26	23,000	22,979

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. Corporate Bond Fund (QIG)
March 31, 2026

Investments	Principal Amount	Value
Omnicom Group, Inc.
4.65%, 10/1/28	$11,000	$11,020
4.20%, 6/1/30	45,000	44,231
ONEOK, Inc.
5.05%, 11/1/34	45,000	43,878
5.15%, 10/15/43	10,000	8,901
6.63%, 9/1/53	40,000	41,099
5.70%, 11/1/54	45,000	41,061
Oracle Corp.
3.25%, 11/15/27	28,000	27,334
4.95%, 2/4/31(b)	90,000	88,125
2.88%, 3/25/31	41,000	36,449
6.25%, 11/9/32	25,000	25,687
4.30%, 7/8/34	3,000	2,668
3.90%, 5/15/35	99,000	83,870
5.70%, 2/4/36	90,000	86,571
3.85%, 7/15/36(b)	20,000	16,597
5.38%, 7/15/40	22,000	19,326
6.90%, 11/9/52	81,000	76,682
6.70%, 2/4/56	93,000	86,205
3.85%, 4/1/60(b)	51,000	30,059
6.85%, 2/4/66	94,000	86,381
O'Reilly Automotive, Inc.
3.60%, 9/1/27	28,000	27,723
4.35%, 6/1/28	17,000	17,012
Otis Worldwide Corp.
3.11%, 2/15/40	50,000	38,078
Ovintiv, Inc.
7.20%, 11/1/31	49,000	53,959
Owens Corning
4.30%, 7/15/47	7,000	5,569
Pacific Gas & Electric Co.
6.00%, 8/15/35	68,000	70,306
6.75%, 1/15/53	67,000	69,821
PacifiCorp
6.00%, 1/15/39	36,000	35,830
Paramount Global
7.88%, 7/30/30(b)	29,000	30,285
Parker-Hannifin Corp.
4.45%, 11/21/44	53,000	45,836
PepsiCo, Inc.
1.95%, 10/21/31	6,000	5,297
2.75%, 10/21/51	6,000	3,692
Pfizer, Inc.
4.10%, 9/15/38	11,000	9,945
7.20%, 3/15/39	18,000	21,078
Philip Morris International, Inc.
3.13%, 8/17/27	10,000	9,874
3.13%, 3/2/28	69,000	67,625
3.88%, 8/21/42	97,000	78,086
Phillips 66
5.88%, 5/1/42	48,000	48,105
Phillips 66 Co.
3.55%, 10/1/26	14,000	13,962
Plains All American Pipeline LP/PAA Finance Corp.
6.65%, 1/15/37	40,000	43,121
PNC Financial Services Group, Inc.
2.55%, 1/22/30(b)	64,000	59,722
6.88%, 10/20/34, (6.875% fixed rate until 10/20/33; Secured Overnight Financing Rate + 2.284% thereafter)(a)	83,000	91,702
PPL Capital Funding, Inc.
4.13%, 4/15/30	10,000	9,810
Progress Energy, Inc.
7.75%, 3/1/31	8,000	9,032
Prologis LP
2.25%, 1/15/32	22,000	19,334
Prudential Financial, Inc.
3.70%, 3/13/51(b)	11,000	7,888
6.50%, 3/15/54, (6.50% fixed rate until 3/15/34; 5-year Constant Maturity Treasury Rate + 2.404% thereafter)(a)	34,000	34,691
Public Service Co. of Colorado
4.50%, 6/1/52, Series 39	62,000	50,627
Public Service Enterprise Group, Inc.
5.85%, 11/15/27	17,000	17,377
5.40%, 3/15/35	43,000	43,546
QUALCOMM, Inc.
4.80%, 5/20/45	9,000	7,964
Quanta Services, Inc.
2.35%, 1/15/32	36,000	31,407
Quest Diagnostics, Inc.
2.95%, 6/30/30	40,000	37,494
Regency Centers LP
5.25%, 1/15/34	26,000	26,304
Roper Technologies, Inc.
4.20%, 9/15/28	43,000	42,700
Royalty Pharma PLC
3.30%, 9/2/40	80,000	60,710
3.55%, 9/2/50	10,000	6,767
RTX Corp.
1.90%, 9/1/31	8,000	6,975
4.50%, 6/1/42	20,000	17,780
4.15%, 5/15/45	34,000	27,837
4.63%, 11/16/48	52,000	44,351
S&P Global, Inc.
2.30%, 8/15/60	7,000	3,387
Salesforce, Inc.
2.90%, 7/15/51	25,000	14,671
San Diego Gas & Electric Co.
1.70%, 10/1/30, Series VVV(b)	49,000	43,399
5.40%, 4/15/35	34,000	34,586
Sempra
6.00%, 10/15/39	73,000	74,577
Sherwin-Williams Co.
3.80%, 8/15/49(b)	7,000	5,123
Southern Co.
4.25%, 7/1/36	36,000	33,146
4.40%, 7/1/46(b)	13,000	10,745

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. Corporate Bond Fund (QIG)
March 31, 2026

Investments	Principal Amount	Value
Southern Co. Gas Capital Corp.
5.15%, 9/15/32	$7,000	$7,114
4.95%, 9/15/34	35,000	34,611
Southwestern Electric Power Co.
3.25%, 11/1/51	13,000	8,351
Stanley Black & Decker, Inc.
4.25%, 11/15/28	14,000	13,977
Starbucks Corp.
4.00%, 11/15/28	9,000	8,930
State Street Corp.
3.03%, 11/1/34, (3.031% fixed rate until 11/1/29; Secured Overnight Financing Rate + 1.49% thereafter)(a)	10,000	9,429
Synchrony Financial
3.95%, 12/1/27	60,000	59,323
Sysco Corp.
5.95%, 4/1/30	58,000	60,227
Target Corp.
2.65%, 9/15/30	20,000	18,613
TD SYNNEX Corp.
2.38%, 8/9/28	35,000	33,217
Thermo Fisher Scientific, Inc.
2.60%, 10/1/29	19,000	17,963
Toyota Motor Credit Corp.
1.90%, 9/12/31	32,000	27,891
Travelers Cos., Inc.
6.75%, 6/20/36	22,000	24,858
Truist Financial Corp.
1.89%, 6/7/29, (1.887% fixed rate until 6/7/28; Secured Overnight Financing Rate + 0.862% thereafter)(a)	101,000	95,616
7.16%, 10/30/29, (7.161% fixed rate until 10/30/28; Secured Overnight Financing Rate + 2.446% thereafter)(a)	92,000	97,804
Tyson Foods, Inc.
4.88%, 8/15/34(b)	13,000	12,798
5.10%, 9/28/48	52,000	46,901
U.S. Bancorp
5.78%, 6/12/29, (5.775% fixed rate until 6/12/28; Secured Overnight Financing Rate + 2.02% thereafter)(a)	154,000	158,428
3.00%, 7/30/29	24,000	22,921
Union Pacific Corp.
3.95%, 8/15/59	2,000	1,453
3.84%, 3/20/60	5,000	3,557
2.97%, 9/16/62	76,000	43,800
3.80%, 4/6/71	21,000	14,195
United Parcel Service, Inc.
6.20%, 1/15/38	30,000	32,753
UnitedHealth Group, Inc.
3.38%, 4/15/27	134,000	132,796
2.00%, 5/15/30	50,000	45,316
5.35%, 2/15/33(b)	25,000	25,673
4.50%, 4/15/33	27,000	26,396
4.63%, 7/15/35	26,000	25,187
5.80%, 3/15/36	33,000	34,526
3.50%, 8/15/39	8,000	6,495
5.63%, 7/15/54(b)	51,000	48,606
6.05%, 2/15/63	24,000	24,024
5.20%, 4/15/63	28,000	24,405
Valero Energy Corp.
6.63%, 6/15/37	30,000	32,855
Valero Energy Partners LP
4.50%, 3/15/28	23,000	23,037
Verizon Communications, Inc.
4.78%, 2/15/35	18,000	17,468
3.85%, 11/1/42	9,000	7,187
4.00%, 3/22/50(b)	8,000	6,044
3.70%, 3/22/61	10,000	6,658
Walmart, Inc.
4.00%, 4/11/43	15,000	12,817
Walt Disney Co.
6.40%, 12/15/35	39,000	43,291
Waste Connections, Inc.
3.50%, 5/1/29	37,000	36,334
Waste Management, Inc.
2.00%, 6/1/29	20,000	18,652
WEC Energy Group, Inc.
1.80%, 10/15/30	5,000	4,407
Wells Fargo & Co.
3.00%, 10/23/26	37,000	36,763
4.30%, 7/22/27	23,000	22,967
3.53%, 3/24/28, (3.526% fixed rate until 3/24/27; Secured Overnight Financing Rate + 1.51% thereafter)(a)	36,000	35,708
4.81%, 7/25/28, (4.808% fixed rate until 7/25/27; Secured Overnight Financing Rate + 1.98% thereafter)(a)	166,000	166,727
5.57%, 7/25/29, (5.574% fixed rate until 7/25/28; Secured Overnight Financing Rate + 1.74% thereafter)(a)	34,000	34,778
3.35%, 3/2/33, (3.35% fixed rate until 3/2/32; Secured Overnight Financing Rate + 1.50% thereafter)(a)	36,000	33,042
4.90%, 7/25/33, (4.897% fixed rate until 7/25/32; Secured Overnight Financing Rate + 2.10% thereafter)(a)	14,000	13,941
5.39%, 4/24/34, (5.389% fixed rate until 4/24/33; Secured Overnight Financing Rate + 2.02% thereafter)(a)	53,000	53,812
5.56%, 7/25/34, (5.557% fixed rate until 7/25/33; Secured Overnight Financing Rate + 1.99% thereafter)(a)	85,000	87,137
6.49%, 10/23/34, (6.491% fixed rate until 10/23/33; Secured Overnight Financing Rate + 2.06% thereafter)(a)	32,000	34,624
5.50%, 1/23/35, (5.499% fixed rate until 1/23/34; Secured Overnight Financing Rate + 1.78% thereafter)(a)	34,000	34,635
4.90%, 11/17/45	19,000	16,354

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. Corporate Bond Fund (QIG)
March 31, 2026

Investments	Principal Amount	Value
5.01%, 4/4/51, (5.013% fixed rate until 4/4/50; 3-month Secured Overnight Financing Rate + 4.502% thereafter)(a)	$38,000	$33,646
Western Midstream Operating LP
6.35%, 1/15/29	54,000	56,270
Westlake Corp.
2.88%, 8/15/41	48,000	32,764
3.38%, 8/15/61	7,000	4,103
Weyerhaeuser Co.
7.38%, 3/15/32	32,000	35,700
Willis North America, Inc.
3.88%, 9/15/49	46,000	33,306
WRKCo, Inc.
4.20%, 6/1/32	10,000	9,605
Wyeth LLC
6.50%, 2/1/34	57,000	63,078
Xylem, Inc.
4.38%, 11/1/46	5,000	4,154
Zoetis, Inc.
3.00%, 9/12/27	50,000	49,162
Total United States		17,086,059
TOTAL CORPORATE BONDS
(Cost: $17,655,738)		17,354,683
	Shares
MUTUAL FUND — 0.9%
United States — 0.9%
Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.54%(c)
(Cost: $157,319)	157,319	157,319
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 1.0%
United States — 1.0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(c)
(Cost: $180,530)	180,530	180,530
TOTAL INVESTMENTS IN SECURITIES — 99.8% (Cost: $17,993,587)		17,692,532
Other Assets less Liabilities — 0.2%		28,350
NET ASSETS — 100.0%		$17,720,882

(a)	Rate shown reflects the accrual rate as of March 31, 2026 on securities with variable or step rates.
(b)	Security, or portion thereof, was on loan at March 31, 2026. At March 31, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,668,649 and the total market value of the collateral held by the Fund was $1,714,562. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,534,032.
(c)	Rate shown represents annualized 7-day yield as of March 31, 2026.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree U.S. Corporate Bond Fund (QIG)
March 31, 2026

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Corporate Bonds	$–	$17,354,683	$–	$17,354,683
Mutual Fund	–	157,319	–	157,319
Investment of Cash Collateral for Securities Loaned	–	180,530	–	180,530
Total Investments in Securities	$–	$17,692,532	$–	$17,692,532

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree U.S. High Yield Corporate Bond Fund (QHY)
March 31, 2026

Investments	Principal Amount	Value
CORPORATE BONDS — 96.0%
Canada — 0.1%
Ritchie Bros. Holdings, Inc.
7.75%, 3/15/31(a)	$174,000	$181,106
United States — 95.9%
AAR Escrow Issuer LLC
6.75%, 3/15/29(a)	183,000	186,627
ACCO Brands Corp.
4.25%, 3/15/29(a)(b)	491,000	438,876
Acushnet Co.
5.63%, 12/1/33(a)	299,000	298,537
AdaptHealth LLC
4.63%, 8/1/29(a)(b)	817,000	780,405
Adient Global Holdings Ltd.
7.50%, 2/15/33(a)(b)	920,000	932,282
ADT Security Corp.
4.13%, 8/1/29(a)	516,000	493,425
5.88%, 10/15/33(a)	400,000	388,072
Advance Auto Parts, Inc.
7.00%, 8/1/30(a)	710,000	719,969
7.38%, 8/1/33(a)	740,000	748,675
Advanced Drainage Systems, Inc.
6.38%, 6/15/30(a)	57,000	57,621
AECOM
6.00%, 8/1/33(a)	396,000	395,855
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.50%, 3/15/29(a)	678,000	647,359
4.88%, 2/15/30(a)	669,000	655,608
5.75%, 3/31/34(a)	511,000	500,531
Allison Transmission, Inc.
3.75%, 1/30/31(a)	442,000	411,726
Ally Financial, Inc.
6.70%, 2/14/33	465,000	468,895
6.65%, 1/17/40, (6.646% fixed rate until 1/17/35; 5-year Constant Maturity Treasury Rate + 2.45% thereafter)(b)(c)	335,000	323,268
AMC Networks, Inc.
4.25%, 2/15/29	21,000	17,780
10.50%, 7/15/32(a)	839,000	828,904
Amentum Holdings, Inc.
7.25%, 8/1/32(a)(b)	860,000	891,148
American Axle & Manufacturing, Inc.
5.00%, 10/1/29(b)	541,000	517,237
6.38%, 10/15/32(a)	650,000	643,364
7.75%, 10/15/33(a)(b)	870,000	847,715
American National Group, Inc.
7.00%, 12/1/55, (7.00% fixed rate until 12/1/30; 5-year Constant Maturity Treasury Rate + 3.183% thereafter)(c)	637,000	603,390
AmeriGas Partners LP/AmeriGas Finance Corp.
9.50%, 6/1/30(a)	690,000	732,029
Amkor Technology, Inc.
5.88%, 10/1/33(a)	334,000	332,930
Amneal Pharmaceuticals LLC
6.88%, 8/1/32(a)	660,000	680,460
ANGI Group LLC
3.88%, 8/15/28(a)	455,000	406,961
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 1/15/28(a)	17,000	17,014
6.63%, 2/1/32(a)	186,000	190,671
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.
7.00%, 4/15/30(a)	586,077	588,056
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.75%, 1/15/29(a)	798,000	769,464
Apollo Commercial Real Estate Finance, Inc.
4.63%, 6/15/29(a)(b)	466,000	464,361
Aramark Services, Inc.
5.00%, 2/1/28(a)	150,000	149,208
Arbor Realty SR, Inc.
7.88%, 7/15/30(a)	503,000	466,431
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 4/1/28(a)	161,000	161,000
6.63%, 9/1/32(a)	509,000	520,093
Arcosa, Inc.
6.88%, 8/15/32(a)	226,000	232,171
Asbury Automotive Group, Inc.
4.63%, 11/15/29(a)	399,000	385,954
5.00%, 2/15/32(a)	393,000	373,296
ASGN, Inc.
4.63%, 5/15/28(a)	279,000	270,171
Avient Corp.
7.13%, 8/1/30(a)	256,000	260,205
6.25%, 11/1/31(a)(b)	220,000	222,143
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.38%, 3/1/29(a)(b)	905,000	865,793
8.25%, 1/15/30(a)(b)	825,000	833,154
8.00%, 2/15/31(a)	454,000	444,285
8.38%, 6/15/32(a)(b)	448,000	446,719
Axalta Coating Systems LLC
3.38%, 2/15/29(a)	209,000	197,846
B&G Foods, Inc.
5.25%, 9/15/27	803,000	775,466
8.00%, 9/15/28(a)	630,000	620,853
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance
7.13%, 5/15/31(a)	411,000	413,362
BKV Upstream Midstream LLC
7.50%, 10/15/30(a)	700,000	708,530
Block, Inc.
3.50%, 6/1/31(b)	240,000	218,264
6.50%, 5/15/32	356,000	358,763

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. High Yield Corporate Bond Fund (QHY)
March 31, 2026

Investments	Principal Amount	Value
Boyd Gaming Corp.
4.75%, 12/1/27	$107,000	$106,211
4.75%, 6/15/31(a)	443,000	423,574
Brandywine Operating Partnership LP
8.88%, 4/12/29	620,000	630,247
Bread Financial Holdings, Inc.
6.75%, 5/15/31(a)	630,000	625,645
Builders FirstSource, Inc.
5.00%, 3/1/30(a)	96,000	93,580
4.25%, 2/1/32(a)	256,000	236,328
6.38%, 6/15/32(a)	467,000	468,644
6.75%, 5/15/35(a)	395,000	395,934
CACI International, Inc.
6.38%, 6/15/33(a)	356,000	362,337
Caesars Entertainment, Inc.
4.63%, 10/15/29(a)(b)	1,108,000	1,067,854
7.00%, 2/15/30(a)	929,000	941,902
6.00%, 10/15/32(a)(b)	867,000	798,893
California Resources Corp.
8.25%, 6/15/29(a)	600,000	628,130
Carpenter Technology Corp.
5.63%, 3/1/34(a)	310,000	307,479
Centene Corp.
4.25%, 12/15/27	491,000	483,366
2.45%, 7/15/28	605,000	563,495
4.63%, 12/15/29	932,000	885,241
3.38%, 2/15/30	922,000	833,769
3.00%, 10/15/30	579,000	507,487
2.50%, 3/1/31	885,000	742,313
Central Garden & Pet Co.
4.13%, 10/15/30(b)	268,000	253,362
CF Industries, Inc.
5.15%, 3/15/34	1,000	995
Charles River Laboratories International, Inc.
4.25%, 5/1/28(a)	511,000	499,896
4.00%, 3/15/31(a)	240,000	223,593
Chord Energy Corp.
6.00%, 10/1/30(a)	525,000	531,113
6.75%, 3/15/33(a)	474,000	489,823
Churchill Downs, Inc.
4.75%, 1/15/28(a)	345,000	340,766
5.75%, 4/1/30(a)	617,000	612,470
Cinemark USA, Inc.
5.25%, 7/15/28(a)	201,000	199,990
7.00%, 8/1/32(a)(b)	145,000	149,015
Cipher Compute LLC
7.13%, 11/15/30(a)	1,370,000	1,422,245
Clarios Global LP/Clarios U.S. Finance Co.
6.75%, 5/15/28(a)	120,000	121,557
6.75%, 2/15/30(a)	485,000	494,601
6.75%, 9/15/32(a)	880,000	888,617
Clean Harbors, Inc.
6.38%, 2/1/31(a)	140,000	142,497
5.75%, 10/15/33(a)	366,000	366,874
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/28(a)	651,000	655,108
7.50%, 6/1/29(a)	714,000	717,390
7.88%, 4/1/30(a)	110,000	115,402
7.13%, 2/15/31(a)	550,000	577,315
7.50%, 3/15/33(a)	510,000	540,981
Clearway Energy Operating LLC
4.75%, 3/15/28(a)	264,000	261,183
3.75%, 2/15/31(a)	555,000	515,556
Cleveland-Cliffs, Inc.
6.88%, 11/1/29(a)	540,000	540,355
6.75%, 4/15/30(a)	460,000	448,875
7.50%, 9/15/31(a)	565,000	564,585
7.00%, 3/15/32(a)(b)	886,000	857,969
7.38%, 5/1/33(a)	605,000	592,380
7.63%, 1/15/34(a)	844,000	824,891
Clue Opco LLC
9.50%, 10/15/31(a)(b)	549,000	537,558
Clydesdale Acquisition Holdings, Inc.
6.63%, 4/15/29(a)	392,000	385,795
6.88%, 1/15/30(a)	235,000	229,256
8.75%, 4/15/30(a)	802,000	752,041
6.75%, 4/15/32(a)	525,000	497,344
CNX Resources Corp.
7.38%, 1/15/31(a)	226,000	232,619
7.25%, 3/1/32(a)	305,000	314,138
Coherent Corp.
5.00%, 12/15/29(a)	332,000	326,111
Coinbase Global, Inc.
3.38%, 10/1/28(a)	482,000	451,796
3.63%, 10/1/31(a)(b)	296,000	250,523
Commercial Metals Co.
5.75%, 11/15/33(a)	767,000	760,824
6.00%, 12/15/35(a)	557,000	551,060
Compass Minerals International, Inc.
8.00%, 7/1/30(a)	395,000	409,195
Comstock Resources, Inc.
6.75%, 3/1/29(a)	905,000	893,842
5.88%, 1/15/30(a)	955,000	922,656
Concentra Escrow Issuer Corp.
6.88%, 7/15/32(a)(b)	56,000	57,976
CoreCivic, Inc.
8.25%, 4/15/29	25,000	26,107
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 6/15/31(a)	480,000	469,337
7.50%, 12/15/33(a)	305,000	321,624
Credit Acceptance Corp.
9.25%, 12/15/28(a)	684,000	711,472
Crowdstrike Holdings, Inc.
3.00%, 2/15/29	157,000	149,674
Crown Americas LLC
5.25%, 4/1/30	470,000	470,521
Cushman & Wakefield U.S. Borrower LLC
6.75%, 5/15/28(a)	240,000	240,508

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. High Yield Corporate Bond Fund (QHY)
March 31, 2026

Investments	Principal Amount	Value
CVR Partners LP/CVR Nitrogen Finance Corp.
6.13%, 6/15/28(a)	$371,000	$369,550
CVS Health Corp.
6.75%, 12/10/54, (6.75% fixed rate until 12/10/34; 5-year Constant Maturity Treasury Rate + 2.516% thereafter)(c)	602,000	608,039
7.00%, 3/10/55, (7.00% fixed rate until 3/10/30; 5-year Constant Maturity Treasury Rate + 2.886% thereafter)(c)	960,000	990,098
Darling Ingredients, Inc.
6.00%, 6/15/30(a)	289,000	292,169
DaVita, Inc.
4.63%, 6/1/30(a)	1,053,000	1,013,351
3.75%, 2/15/31(a)	1,019,000	936,352
6.88%, 9/1/32(a)	924,000	948,634
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.13%, 6/1/28(a)	110,000	110,162
8.63%, 3/15/29(a)	877,000	907,954
7.38%, 6/30/33(a)	595,000	599,990
Discovery Communications LLC
3.95%, 3/20/28	425,000	416,679
4.13%, 5/15/29	1,055,000	1,022,797
3.63%, 5/15/30	776,000	722,596
Discovery Global Holdings, Inc.
4.05%, 3/15/29	850,000	823,152
4.28%, 3/15/32	325,000	288,004
5.05%, 3/15/42	330,000	220,696
5.14%, 3/15/52	1,515,000	919,905
DISH DBS Corp.
5.25%, 12/1/26(a)	805,000	798,294
7.38%, 7/1/28	390,000	378,701
5.75%, 12/1/28(a)	1,135,000	1,100,802
5.13%, 6/1/29	818,000	731,808
Diversified Healthcare Trust
4.75%, 2/15/28	208,000	199,838
4.38%, 3/1/31	587,000	520,333
Dycom Industries, Inc.
4.50%, 4/15/29(a)	260,000	252,743
EchoStar Corp.
10.75%, 11/30/29	670,000	724,298
6.75%, 11/30/30, PIK	620,000	627,412
Elanco Animal Health, Inc.
6.40%, 8/28/28	129,000	132,558
Elastic NV
4.13%, 7/15/29(a)	243,000	228,172
Element Solutions, Inc.
3.88%, 9/1/28(a)	231,000	225,041
Embecta Corp.
5.00%, 2/15/30(a)(b)	152,000	140,817
Encompass Health Corp.
4.50%, 2/1/28	144,000	142,985
4.75%, 2/1/30	135,000	132,409
Encore Capital Group, Inc.
8.50%, 5/15/30(a)	610,000	645,602
6.63%, 4/15/31(a)	250,000	250,118
Energy Transfer LP
8.00%, 5/15/54, (8.00% fixed rate until 5/15/29; 5-year Constant Maturity Treasury Rate + 4.02% thereafter)(b)(c)	547,000	573,566
6.50%, 2/15/56, (6.50% fixed rate until 2/15/31; 5-year Constant Maturity Treasury Rate + 2.676% thereafter)(c)	1,017,000	1,004,199
6.75%, 2/15/56, (6.75% fixed rate until 2/15/36; 5-year Constant Maturity Treasury Rate + 2.475% thereafter)(c)	328,000	325,896
Enova International, Inc.
9.13%, 8/1/29(a)	468,000	480,992
Entegris, Inc.
5.95%, 6/15/30(a)	155,000	156,573
Esab Corp.
6.25%, 4/15/29(a)	110,000	111,685
EW Scripps Co.
9.88%, 8/15/30(a)	632,000	614,864
Excelerate Energy LP
8.00%, 5/15/30(a)	679,000	711,845
Fair Isaac Corp.
4.00%, 6/15/28(a)	172,000	167,145
Ferrellgas LP/Ferrellgas Finance Corp.
5.88%, 4/1/29(a)	726,000	696,520
9.25%, 1/15/31(a)	912,000	952,090
FirstCash, Inc.
4.63%, 9/1/28(a)	354,000	347,954
5.63%, 1/1/30(a)	235,000	233,703
Fluor Corp.
4.25%, 9/15/28(b)	77,000	75,858
Ford Motor Co.
3.25%, 2/12/32	904,000	785,727
5.29%, 12/8/46(b)	250,000	195,900
Ford Motor Credit Co. LLC
4.95%, 5/28/27	300,000	299,917
7.35%, 11/4/27	190,000	196,085
6.80%, 11/7/28	420,000	435,279
5.80%, 3/8/29	625,000	632,468
5.11%, 5/3/29	761,000	754,408
4.00%, 11/13/30	583,000	543,304
6.13%, 3/8/34(b)	565,000	560,054
Forestar Group, Inc.
6.50%, 3/15/33(a)	470,000	465,701
Gap, Inc.
3.88%, 10/1/31(a)	766,000	695,708
Gates Corp.
6.88%, 7/1/29(a)	210,000	215,390
Gen Digital, Inc.
6.75%, 9/30/27(a)	232,000	233,218
6.25%, 4/1/33(a)	240,000	233,696
Genesis Energy LP/Genesis Energy Finance Corp.
8.88%, 4/15/30	715,000	747,854
8.00%, 5/15/33	838,000	867,436

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. High Yield Corporate Bond Fund (QHY)
March 31, 2026

Investments	Principal Amount	Value
GEO Group, Inc.
8.63%, 4/15/29	$406,000	$421,997
10.25%, 4/15/31	385,000	410,989
Global Atlantic Fin Co.
7.95%, 10/15/54, (7.95% fixed rate until 10/15/29; 5-year Constant Maturity Treasury Rate + 3.608% thereafter)(a)(c)	503,000	483,602
GLP Capital LP/GLP Financing II, Inc.
5.30%, 1/15/29	162,000	163,585
4.00%, 1/15/31	203,000	192,169
5.63%, 9/15/34	463,000	455,995
5.75%, 11/1/37	230,000	222,684
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
3.50%, 3/1/29(a)	392,000	365,307
Graham Holdings Co.
5.63%, 12/1/33(a)	350,000	342,375
Gray Media, Inc.
10.50%, 7/15/29(a)	880,000	937,470
4.75%, 10/15/30(a)	690,000	534,143
5.38%, 11/15/31(a)	1,003,000	742,768
9.63%, 7/15/32(a)	750,000	751,488
7.25%, 8/15/33(a)	585,000	589,662
Griffon Corp.
5.75%, 3/1/28	223,000	221,953
Group 1 Automotive, Inc.
4.00%, 8/15/28(a)	296,000	286,768
6.38%, 1/15/30(a)	202,000	203,905
Gulfport Energy Operating Corp.
6.75%, 9/1/29(a)	363,000	371,725
HA Sustainable Infrastructure Capital, Inc.
8.00%, 6/1/56, (8.00% fixed rate until 6/1/31; 5-year Constant Maturity Treasury Rate + 4.301% thereafter)(c)	680,000	704,009
Hawaiian Electric Co., Inc.
6.00%, 10/1/33(a)	556,000	556,152
HealthEquity, Inc.
4.50%, 10/1/29(a)	229,000	221,795
Hess Midstream Operations LP
5.13%, 6/15/28(a)	241,000	240,590
4.25%, 2/15/30(a)	66,000	63,456
Hillenbrand, Inc.
6.25%, 2/15/29	130,000	120,870
Hilton Domestic Operating Co., Inc.
3.75%, 5/1/29(a)	188,000	180,559
4.88%, 1/15/30	191,000	188,490
4.00%, 5/1/31(a)	305,000	286,195
3.63%, 2/15/32(a)	50,000	45,486
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
5.00%, 6/1/29(a)	802,000	762,838
4.88%, 7/1/31(a)	459,000	415,832
6.63%, 1/15/32(a)	452,000	447,610
HLF Financing SARL LLC/Herbalife International, Inc.
12.25%, 4/15/29(a)	613,000	654,364
4.88%, 6/1/29(a)(b)	498,000	467,015
iHeartCommunications, Inc.
9.13%, 5/1/29(a)	936,676	851,052
7.75%, 8/15/30(a)	582,000	467,381
Ingevity Corp.
3.88%, 11/1/28(a)	276,000	265,165
IQVIA, Inc.
5.00%, 5/15/27(a)	529,000	527,953
Kennedy-Wilson, Inc.
4.75%, 3/1/29	335,000	330,010
4.75%, 2/1/30	383,000	385,125
5.00%, 3/1/31(b)	728,000	731,106
Kinetik Holdings LP
6.63%, 12/15/28(a)	306,000	311,329
5.88%, 6/15/30(a)	211,000	212,158
Kodiak Gas Services LLC
7.25%, 2/15/29(a)	129,000	133,723
6.50%, 10/1/33(a)	527,000	532,680
6.75%, 10/1/35(a)	546,000	556,038
Kohl's Corp.
5.13%, 5/1/31	704,000	533,739
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
7.00%, 7/15/31(a)	156,000	161,481
Lamar Media Corp.
3.75%, 2/15/28	152,000	147,998
4.00%, 2/15/30	70,000	66,925
3.63%, 1/15/31	440,000	408,434
Lamb Weston Holdings, Inc.
4.88%, 5/15/28(a)	129,000	127,950
4.13%, 1/31/30(a)	60,000	57,408
Level 3 Financing, Inc.
6.88%, 6/30/33(a)	1,170,000	1,192,786
7.00%, 3/31/34(a)	985,000	1,009,353
Levi Strauss & Co.
3.50%, 3/1/31(a)	171,000	157,572
Light & Wonder International, Inc.
7.25%, 11/15/29(a)	295,000	301,500
7.50%, 9/1/31(a)	275,000	282,961
6.25%, 10/1/33(a)	575,000	564,148
Live Nation Entertainment, Inc.
4.75%, 10/15/27(a)	793,000	789,064
Macy's Retail Holdings LLC
7.38%, 8/1/33(a)	580,000	593,584
Matador Resources Co.
6.50%, 4/15/32(a)	513,000	519,625
6.25%, 4/15/33(a)	491,000	492,000
Match Group Holdings II LLC
4.63%, 6/1/28(a)	200,000	195,996
3.63%, 10/1/31(a)	261,000	231,999
6.13%, 9/15/33(a)	300,000	292,605
Maxim Crane Works Holdings Capital LLC
11.50%, 9/1/28(a)	234,000	243,793

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. High Yield Corporate Bond Fund (QHY)
March 31, 2026

Investments	Principal Amount	Value
Methanex U.S. Operations, Inc.
6.25%, 3/15/32(a)(b)	$500,000	$512,991
MGM Resorts International
5.50%, 4/15/27	438,000	439,733
4.75%, 10/15/28(b)	240,000	236,250
6.50%, 4/15/32(b)	415,000	419,207
Michaels Cos., Inc.
8.50%, 3/15/33(a)	210,000	204,765
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.88%, 5/1/29(a)	539,000	523,176
Moog, Inc.
4.25%, 12/15/27(a)	267,000	267,000
MPH Acquisition Holdings LLC
5.75%, 12/31/30(a)(b)	870,000	678,676
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27	1,050,000	978,880
4.63%, 8/1/29	980,000	764,423
3.50%, 3/15/31	1,533,000	1,003,175
8.50%, 2/15/32(a)	1,147,000	1,164,862
Murphy Oil Corp.
6.00%, 10/1/32(b)	397,000	395,001
Murphy Oil USA, Inc.
3.75%, 2/15/31(a)	267,000	248,372
Mylan, Inc.
5.20%, 4/15/48	581,000	460,438
Navient Corp.
5.00%, 3/15/27	80,000	78,394
4.88%, 3/15/28	274,000	259,568
5.50%, 3/15/29(b)	689,000	636,132
9.38%, 7/25/30	556,000	543,421
11.50%, 3/15/31(b)	464,000	471,906
7.88%, 6/15/32	349,000	312,858
NCR Atleos Corp.
9.50%, 4/1/29(a)	763,000	817,298
NCR Voyix Corp.
5.00%, 10/1/28(a)	352,000	339,568
Nexstar Media, Inc.
4.75%, 11/1/28(a)(b)	930,000	914,805
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 2/15/29(a)	674,000	695,363
8.38%, 2/15/32(a)	980,000	1,013,237
Noble Finance II LLC
8.00%, 4/15/30(a)	1,114,000	1,150,935
NRG Energy, Inc.
3.38%, 2/15/29(a)	73,000	69,457
5.25%, 6/15/29(a)	387,000	384,086
5.75%, 7/15/29(a)	459,000	458,987
3.63%, 2/15/31(a)	656,000	606,904
6.00%, 2/1/33(a)	533,000	535,606
6.25%, 11/1/34(a)	522,000	526,975
6.00%, 1/15/36(a)	647,000	642,381
NuStar Logistics LP
6.38%, 10/1/30	181,000	187,602
Occidental Petroleum Corp.
8.88%, 7/15/30	86,000	97,979
5.38%, 1/1/32(b)	805,000	820,272
6.45%, 9/15/36	950,000	1,014,773
6.60%, 3/15/46	351,000	363,594
OI European Group BV
4.75%, 2/15/30(a)	150,000	139,826
ON Semiconductor Corp.
3.88%, 9/1/28(a)	178,000	172,098
OneMain Finance Corp.
6.63%, 1/15/28	682,000	687,710
5.38%, 11/15/29	905,000	875,635
7.88%, 3/15/30	595,000	614,444
4.00%, 9/15/30	929,000	840,174
7.13%, 11/15/31	570,000	567,553
6.75%, 3/15/32	153,000	149,002
7.13%, 9/15/32	452,000	445,749
6.50%, 3/15/33	57,000	54,583
Option Care Health, Inc.
4.38%, 10/31/29(a)	180,000	174,014
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.00%, 8/15/27(a)	221,000	220,799
4.25%, 1/15/29(a)	256,000	247,859
4.63%, 3/15/30(a)	356,000	343,821
7.38%, 2/15/31(a)	65,000	67,914
Owens-Brockway Glass Container, Inc.
6.63%, 5/13/27(a)	317,000	317,804
7.25%, 5/15/31(a)(b)	533,000	511,515
PacifiCorp
7.38%, 9/15/55, (7.375% fixed rate until 9/15/30; 5-year Constant Maturity Treasury Rate + 3.319% thereafter)(c)	807,000	768,615
Pagaya U.S. Holdings Co. LLC
8.88%, 8/1/30(a)(b)	760,000	546,962
Paramount Global
2.90%, 1/15/27	55,000	54,067
4.20%, 6/1/29	631,000	603,112
4.95%, 1/15/31	883,000	816,184
4.38%, 3/15/43	906,000	546,747
4.95%, 5/19/50	627,000	373,404
6.38%, 3/30/62, (6.375% fixed rate until 3/30/27; 5-year Constant Maturity Treasury Rate + 3.999% thereafter)(c)	803,000	588,251
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.88%, 10/1/28(a)	304,000	302,739
4.88%, 5/15/29(a)	514,000	495,403
7.00%, 2/1/30(a)	291,000	294,686
Patrick Industries, Inc.
6.38%, 11/1/32(a)	377,000	377,436
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 2/15/28	598,000	596,808
9.88%, 3/15/30(a)(b)	365,000	391,259
7.88%, 9/15/30(a)(b)	615,000	631,654

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. High Yield Corporate Bond Fund (QHY)
March 31, 2026

Investments	Principal Amount	Value
PennyMac Financial Services, Inc.
4.25%, 2/15/29(a)	$155,000	$147,319
7.88%, 12/15/29(a)	350,000	359,228
7.13%, 11/15/30(a)	275,000	274,643
5.75%, 9/15/31(a)	165,000	153,524
6.88%, 5/15/32(a)	311,000	300,417
6.88%, 2/15/33(a)	300,000	287,947
6.75%, 2/15/34(a)	401,000	375,949
Penske Automotive Group, Inc.
3.75%, 6/15/29(b)	179,000	170,791
Performance Food Group, Inc.
4.25%, 8/1/29(a)	132,000	127,095
6.13%, 9/15/32(a)	230,000	231,129
Permian Resources Operating LLC
8.00%, 4/15/27(a)	85,000	85,135
7.00%, 1/15/32(a)	622,000	645,957
PHH Escrow Issuer LLC/PHH Corp.
9.88%, 11/1/29(a)	522,000	503,310
Phinia, Inc.
6.75%, 4/15/29(a)	236,000	241,041
Post Holdings, Inc.
4.63%, 4/15/30(a)	843,000	811,475
4.50%, 9/15/31(a)	1,079,000	1,005,354
6.25%, 2/15/32(a)	165,000	167,141
6.38%, 3/1/33(a)	995,000	982,747
Prestige Brands, Inc.
5.13%, 1/15/28(a)	115,000	114,909
3.75%, 4/1/31(a)	323,000	296,852
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.75%, 4/15/26(a)	37,000	37,105
3.38%, 8/31/27(a)	420,000	409,895
PROG Holdings, Inc.
6.00%, 11/15/29(a)	463,000	443,069
PTC, Inc.
4.00%, 2/15/28(a)	136,000	133,014
Qorvo, Inc.
4.38%, 10/15/29	254,000	248,521
QXO Building Products, Inc.
6.75%, 4/30/32(a)	965,000	985,268
Range Resources Corp.
4.75%, 2/15/30(a)	210,000	204,807
Regal Rexnord Corp.
6.05%, 4/15/28	43,000	44,122
6.30%, 2/15/30	264,000	276,835
6.40%, 4/15/33	440,000	465,001
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 2/15/29(a)	406,000	394,850
RLJ Lodging Trust LP
4.00%, 9/15/29(a)	424,000	399,471
ROBLOX Corp.
3.88%, 5/1/30(a)	406,000	382,345
Rocket Cos., Inc.
6.13%, 8/1/30(a)	388,000	392,721
7.13%, 2/1/32(a)	30,000	30,937
6.38%, 8/1/33(a)	77,000	77,862
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.
3.63%, 3/1/29(a)	60,000	57,003
3.88%, 3/1/31(a)	85,000	78,524
4.00%, 10/15/33(a)(b)	35,000	31,420
Roller Bearing Co. of America, Inc.
4.38%, 10/15/29(a)	244,000	237,364
Ryan Specialty LLC
4.38%, 2/1/30(a)	55,000	53,495
5.88%, 8/1/32(a)(b)	205,000	202,953
Sally Holdings LLC/Sally Capital, Inc.
6.75%, 4/1/32(b)	335,000	343,404
SBA Communications Corp.
3.13%, 2/1/29(b)	239,000	226,736
Science Applications International Corp.
5.88%, 11/1/33(a)	500,000	489,962
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc.
6.63%, 3/1/30(a)	740,000	640,418
Scripps Escrow II, Inc.
3.88%, 1/15/29(a)	750,000	694,268
Sealed Air Corp./Sealed Air Corp. U.S.
6.13%, 2/1/28(a)	199,000	202,047
Select Medical Corp.
6.25%, 12/1/32(a)(b)	175,000	166,528
Sensata Technologies BV
4.00%, 4/15/29(a)	390,000	377,048
Sensata Technologies, Inc.
3.75%, 2/15/31(a)	430,000	399,479
Service Corp. International
5.13%, 6/1/29	83,000	82,535
3.38%, 8/15/30	701,000	648,137
4.00%, 5/15/31	217,000	203,329
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.75%, 8/15/32(a)	397,000	391,026
Silgan Holdings, Inc.
4.13%, 2/1/28	121,000	118,414
Sinclair Television Group, Inc.
5.50%, 3/1/30(a)	559,000	483,962
4.38%, 12/31/32(a)	613,000	479,933
8.13%, 2/15/33(a)	84,000	85,679
Sirius XM Radio LLC
3.13%, 9/1/26(a)	390,000	387,758
5.00%, 8/1/27(a)	407,000	406,587
4.00%, 7/15/28(a)	963,000	931,959
5.50%, 7/1/29(a)	853,000	849,730
4.13%, 7/1/30(a)	998,000	937,758
3.88%, 9/1/31(a)	725,000	659,395
Skyworks Solutions, Inc.
3.00%, 6/1/31	277,000	247,509
Snap, Inc.
6.88%, 3/1/33(a)	911,000	863,273
Somnigroup International, Inc.
4.00%, 4/15/29(a)	579,000	557,028

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. High Yield Corporate Bond Fund (QHY)
March 31, 2026

Investments	Principal Amount	Value
3.88%, 10/15/31(a)	$367,000	$333,950
Sonic Automotive, Inc.
4.63%, 11/15/29(a)	128,000	124,125
4.88%, 11/15/31(a)(b)	483,000	457,993
Sotera Health Holdings LLC
7.38%, 6/1/31(a)	830,000	859,844
SS&C Technologies, Inc.
5.50%, 9/30/27(a)	662,000	663,124
6.50%, 6/1/32(a)	95,000	95,357
Stagwell Global LLC
5.63%, 8/15/29(a)	770,000	734,418
Starwood Property Trust, Inc.
3.63%, 7/15/26(a)	108,000	107,510
4.38%, 1/15/27(a)	228,000	226,986
7.25%, 4/1/29(a)	722,000	744,494
6.00%, 4/15/30(a)	85,000	85,095
6.50%, 10/15/30(a)	230,000	234,500
Station Casinos LLC
4.50%, 2/15/28(a)	358,000	351,975
4.63%, 12/1/31(a)(b)	404,000	378,198
Stonex Escrow Issuer LLC
6.88%, 7/15/32(a)	339,000	343,811
StoneX Group, Inc.
7.88%, 3/1/31(a)	296,000	308,626
SunCoke Energy, Inc.
4.88%, 6/30/29(a)	324,000	293,280
Sunoco LP
7.00%, 5/1/29(a)	75,000	77,002
4.50%, 10/1/29(a)	103,000	100,004
4.63%, 5/1/30(a)	100,000	96,486
5.63%, 3/15/31(a)	505,000	502,961
7.25%, 5/1/32(a)	650,000	674,220
6.25%, 7/1/33(a)	420,000	423,142
Sunoco LP/Sunoco Finance Corp.
4.50%, 5/15/29	730,000	712,726
4.50%, 4/30/30	630,000	609,578
Synchrony Financial
7.25%, 2/2/33	381,000	388,873
Talen Energy Supply LLC
8.63%, 6/1/30(a)	349,000	365,990
6.25%, 2/1/34(a)	668,000	664,069
6.50%, 2/1/36(a)	550,000	554,433
Talos Production, Inc.
9.00%, 2/1/29(a)	404,000	421,456
9.38%, 2/1/31(a)(b)	550,000	584,088
Taylor Morrison Communities, Inc.
5.13%, 8/1/30(a)(b)	407,000	402,814
TEGNA, Inc.
5.00%, 9/15/29	210,000	206,912
Teleflex, Inc.
4.63%, 11/15/27	139,000	137,966
4.25%, 6/1/28(a)	70,000	68,123
Tenet Healthcare Corp.
6.13%, 10/1/28	246,000	246,707
4.25%, 6/1/29	65,000	63,197
4.38%, 1/15/30	300,000	291,225
6.13%, 6/15/30	728,000	734,635
5.50%, 11/15/32(a)	525,000	520,586
Tenneco, Inc.
8.00%, 11/17/28(a)	734,000	733,921
Terex Corp.
5.00%, 5/15/29(a)	244,000	240,973
6.25%, 10/15/32(a)	385,000	387,893
Thor Industries, Inc.
4.00%, 10/15/29(a)	438,000	413,733
Tidewater, Inc.
9.13%, 7/15/30(a)	755,000	807,116
TopBuild Corp.
4.13%, 2/15/32(a)	264,000	243,675
5.63%, 1/31/34(a)	100,000	97,956
TransDigm, Inc.
4.88%, 5/1/29(b)	359,000	354,019
6.63%, 3/1/32(a)	632,000	646,461
6.38%, 5/31/33(a)	300,000	299,349
Travel & Leisure Co.
6.63%, 7/31/26(a)	77,000	77,138
6.00%, 4/1/27	80,000	80,536
4.50%, 12/1/29(a)	541,000	519,204
TriNet Group, Inc.
3.50%, 3/1/29(a)	309,000	279,401
TTM Technologies, Inc.
4.00%, 3/1/29(a)	242,000	232,576
Twilio, Inc.
3.63%, 3/15/29(b)	167,000	159,810
3.88%, 3/15/31	225,000	210,259
U.S. Foods, Inc.
6.88%, 9/15/28(a)	77,000	78,974
4.75%, 2/15/29(a)	237,000	234,283
4.63%, 6/1/30(a)	220,000	214,565
7.25%, 1/15/32(a)	65,000	67,460
5.75%, 4/15/33(a)	133,000	132,833
Under Armour, Inc.
3.25%, 6/15/26	1,000	998
United Natural Foods, Inc.
6.75%, 10/15/28(a)	245,000	245,727
United Rentals North America, Inc.
3.88%, 11/15/27(b)	145,000	143,216
4.88%, 1/15/28	153,000	152,498
4.00%, 7/15/30	218,000	207,217
3.88%, 2/15/31	372,000	350,131
USA Compression Partners LP/USA Compression Finance Corp.
7.13%, 3/15/29(a)	680,000	696,338
Vail Resorts, Inc.
6.50%, 5/15/32(a)(b)	86,000	87,012
Valvoline, Inc.
3.63%, 6/15/31(a)(b)	357,000	323,894
Versant Media Group, Inc.
7.25%, 1/30/31(a)(b)	1,085,000	1,110,729
VF Corp.
2.80%, 4/23/27	95,000	92,544
2.95%, 4/23/30(b)	325,000	290,482

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. High Yield Corporate Bond Fund (QHY)
March 31, 2026

Investments	Principal Amount	Value
VFH Parent LLC/Valor Co-Issuer, Inc.
7.50%, 6/15/31(a)	$291,000	$299,712
Viatris, Inc.
2.30%, 6/22/27	607,000	588,932
2.70%, 6/22/30	584,000	529,306
3.85%, 6/22/40	853,000	647,945
4.00%, 6/22/50	1,338,000	878,152
Victoria's Secret & Co.
4.63%, 7/15/29(a)	546,000	521,008
Viking Cruises Ltd.
9.13%, 7/15/31(a)	175,000	184,757
5.88%, 10/15/33(a)	400,000	395,942
Viper Energy Partners LLC
5.70%, 8/1/35	295,000	297,882
Vistra Operations Co. LLC
4.38%, 5/1/29(a)	187,000	182,767
7.75%, 10/15/31(a)	285,000	298,684
VOC Escrow Ltd.
5.00%, 2/15/28(a)	390,000	388,971
Weatherford International Ltd.
6.75%, 10/15/33(a)	970,000	990,948
WESCO Distribution, Inc.
7.25%, 6/15/28(a)	554,000	557,465
6.63%, 3/15/32(a)	362,000	371,459
WEX, Inc.
6.50%, 3/15/33(a)	314,000	307,652
Whirlpool Corp.
4.75%, 2/26/29(b)	538,000	517,074
6.13%, 6/15/30(b)	649,000	635,353
6.50%, 6/15/33	127,000	121,049
4.60%, 5/15/50(b)	510,000	340,776
Wolverine World Wide, Inc.
4.00%, 8/15/29(a)(b)	494,000	457,889
WULF Compute LLC
7.75%, 10/15/30(a)(b)	1,365,000	1,443,134
Wyndham Hotels & Resorts, Inc.
4.38%, 8/15/28(a)	213,000	208,307
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%, 5/15/27(a)	480,000	479,037
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/1/29(a)	305,000	301,454
7.13%, 2/15/31(a)	927,000	975,157
6.25%, 3/15/33(a)	290,000	287,619
XHR LP
4.88%, 6/1/29(a)	273,000	264,874
XPLR Infrastructure Operating Partners LP
7.25%, 1/15/29(a)(b)	611,000	632,087
8.38%, 1/15/31(a)(b)	923,000	976,002
8.63%, 3/15/33(a)(b)	765,000	810,409
XPO, Inc.
7.13%, 2/1/32(a)	144,000	148,971
Yum! Brands, Inc.
4.75%, 1/15/30(a)	55,000	54,218
3.63%, 3/15/31	127,000	117,385
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
3.88%, 2/1/29(a)(b)	398,000	331,360
Total United States		222,128,774
TOTAL CORPORATE BONDS
(Cost: $222,891,440)		222,309,880
	Shares
MUTUAL FUND — 1.1%
United States — 1.1%
Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.54%(d)
(Cost: $2,634,423)	2,634,423	2,634,423
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 2.8%
United States — 2.8%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(d)	369,898	369,898
WisdomTree Treasury Money Market Digital Fund, 3.43%(d)(e)	6,200,000	6,200,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
(Cost: $6,569,898)		6,569,898
TOTAL INVESTMENTS IN SECURITIES — 99.9% (Cost: $232,095,761)		231,514,201
Other Assets less Liabilities — 0.1%		201,075
NET ASSETS — 100.0%		$231,715,276

(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Security, or portion thereof, was on loan at March 31, 2026. At March 31, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $27,430,223 and the total market value of the collateral held by the Fund was $28,226,510. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $21,656,612.
(c)	Rate shown reflects the accrual rate as of March 31, 2026 on securities with variable or step rates.
(d)	Rate shown represents annualized 7-day yield as of March 31, 2026.
(e)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

ABBREVIATIONS:
PIK	Payment In Kind

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree U.S. High Yield Corporate Bond Fund (QHY)
March 31, 2026

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended March 31, 2026 were as follows:

Affiliate	Value at 6/30/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2026	Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$2,000,000	$17,200,000	$13,000,000	$—	$—	$6,200,000	$11,058

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Corporate Bonds	$–	$222,309,880	$–	$222,309,880
Mutual Fund	–	2,634,423	–	2,634,423
Investment of Cash Collateral for Securities Loaned	–	6,569,898	–	6,569,898
Total Investments in Securities	$–	$231,514,201	$–	$231,514,201

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG)

March 31, 2026

Investments	Principal Amount	Value
CORPORATE BONDS — 98.8%
Belgium — 0.1%
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 6/1/30	$67,000	$64,828
Germany — 1.4%
Deutsche Bank AG
6.72%, 1/18/29, (6.72% fixed rate until 1/18/28; Secured Overnight Financing Rate + 3.18% thereafter)(a)	374,000	387,407
6.82%, 11/20/29, (6.819% fixed rate until 11/20/28; Secured Overnight Financing Rate + 2.51% thereafter)(a)	205,000	215,310
5.00%, 9/11/30, (4.999% fixed rate until 9/11/29; Secured Overnight Financing Rate + 1.70% thereafter)(a)(b)	150,000	150,673
Mercedes-Benz Finance North America LLC
8.50%, 1/18/31	107,000	124,160
Total Germany		877,550
Italy — 0.1%
Eni USA, Inc.
7.30%, 11/15/27	51,000	53,309
United Kingdom — 0.3%
Astrazeneca Finance LLC
4.90%, 3/3/30	141,000	143,957
RELX Capital, Inc.
3.00%, 5/22/30	44,000	41,446
Total United Kingdom		185,403
United States — 96.9%
3M Co.
2.88%, 10/15/27	163,000	159,855
ABB Finance USA, Inc.
3.80%, 4/3/28	39,000	38,764
AbbVie, Inc.
3.20%, 11/21/29	233,000	224,440
Adobe, Inc.
2.30%, 2/1/30	96,000	88,783
AEP Texas, Inc.
3.95%, 6/1/28	101,000	100,086
5.45%, 5/15/29	81,000	83,140
Agilent Technologies, Inc.
2.10%, 6/4/30	40,000	36,240
Air Products & Chemicals, Inc.
2.05%, 5/15/30	136,000	124,013
Ally Financial, Inc.
7.10%, 11/15/27	50,000	51,851
2.20%, 11/2/28(b)	165,000	155,466
6.85%, 1/3/30, (6.848% fixed rate until 1/3/29; Secured Overnight Financing Rate + 2.82% thereafter)(a)	41,000	42,779
Alphabet, Inc.
4.10%, 11/15/30	121,000	120,167
Altria Group, Inc.
4.80%, 2/14/29	140,000	141,171
3.40%, 5/6/30	65,000	62,165
4.50%, 8/6/30	20,000	19,923
Amazon.com, Inc.
3.15%, 8/22/27	69,000	68,174
1.50%, 6/3/30(b)	135,000	120,756
4.10%, 11/20/30	94,000	92,943
Amcor Flexibles North America, Inc.
5.10%, 3/17/30	234,000	236,636
Ameren Corp.
5.00%, 1/15/29	44,000	44,710
Ameren Illinois Co.
3.80%, 5/15/28	37,000	36,673
American Electric Power Co., Inc.
3.20%, 11/13/27	25,000	24,576
American Express Co.
5.04%, 7/26/28, (5.043% fixed rate until 7/26/27; Secured Overnight Financing Rate + 0.93% thereafter)(a)	108,000	108,961
4.05%, 5/3/29	48,000	47,852
4.35%, 7/20/29, (4.351% fixed rate until 7/20/28; Secured Overnight Financing Rate + 0.81% thereafter)(a)	57,000	56,977
5.53%, 4/25/30, (5.532% fixed rate until 4/25/29; Secured Overnight Financing Index + 1.09% thereafter)(a)	60,000	61,791
American Homes 4 Rent LP
4.25%, 2/15/28	116,000	115,459
American Honda Finance Corp.
5.65%, 11/15/28	62,000	63,558
4.90%, 3/13/29	40,000	40,270
American Water Capital Corp.
2.80%, 5/1/30(b)	79,000	74,285
Amgen, Inc.
3.20%, 11/2/27	116,000	114,238
5.15%, 3/2/28	137,000	139,037
1.65%, 8/15/28	102,000	96,133
4.05%, 8/18/29	62,000	61,428
2.45%, 2/21/30	143,000	132,950
5.25%, 3/2/30	117,000	120,215
Amphenol Corp.
5.05%, 4/5/29	68,000	69,450
2.80%, 2/15/30	202,000	190,401
Amrize Finance U.S. LLC
4.95%, 4/7/30	126,000	127,451
Aon Corp.
3.75%, 5/2/29(b)	122,000	119,851
Apollo Debt Solutions BDC
6.90%, 4/13/29	106,000	108,492
5.88%, 8/30/30	39,000	38,409
Apple, Inc.
1.20%, 2/8/28	94,000	89,552
4.00%, 5/10/28	39,000	39,060
Applied Materials, Inc.
4.80%, 6/15/29	35,000	35,636
Ares Capital Corp.
5.10%, 1/15/31	97,000	93,325
Ares Strategic Income Fund
5.80%, 9/9/30(c)	264,000	257,109
Arrow Electronics, Inc.
5.15%, 8/21/29	96,000	97,004

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG)

March 31, 2026

Investments	Principal Amount	Value
Assurant, Inc.
3.70%, 2/22/30	$39,000	$37,439
Assured Guaranty U.S. Holdings, Inc.
6.13%, 9/15/28	47,000	48,693
Athene Holding Ltd.
4.13%, 1/12/28	113,000	111,673
Automatic Data Processing, Inc.
1.70%, 5/15/28	56,000	53,390
AutoZone, Inc.
3.75%, 4/18/29(b)	130,000	127,325
5.10%, 7/15/29	113,000	114,943
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.14%, 11/7/29	83,000	79,866
Bank of America Corp.
2.55%, 2/4/28, (2.551% fixed rate until 2/4/27; Secured Overnight Financing Rate + 1.05% thereafter)(a)	385,000	379,123
3.71%, 4/24/28, (3.705% fixed rate until 4/24/27; 3-month Secured Overnight Financing Rate + 1.774% thereafter)(a)	352,000	349,315
4.38%, 4/27/28, (4.376% fixed rate until 4/27/27; Secured Overnight Financing Rate + 1.58% thereafter)(a)	67,000	66,950
3.59%, 7/21/28, (3.593% fixed rate until 7/21/27; 3-month Secured Overnight Financing Rate + 1.632% thereafter)(a)	91,000	90,053
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month Secured Overnight Financing Rate + 1.302% thereafter)(a)	39,000	38,317
3.97%, 3/5/29, (3.97% fixed rate until 3/5/28; 3-month Secured Overnight Financing Rate + 1.332% thereafter)(a)	131,000	129,867
5.20%, 4/25/29, (5.202% fixed rate until 4/25/28; Secured Overnight Financing Rate + 1.63% thereafter)(a)	326,000	330,729
2.09%, 6/14/29, (2.087% fixed rate until 6/14/28; Secured Overnight Financing Rate + 1.06% thereafter)(a)	157,000	149,330
5.82%, 9/15/29, (5.819% fixed rate until 9/15/28; Secured Overnight Financing Rate + 1.57% thereafter)(a)	138,000	142,379
3.97%, 2/7/30, (3.974% fixed rate until 2/7/29; 3-month Secured Overnight Financing Rate + 1.472% thereafter)(a)	227,000	223,909
3.19%, 7/23/30, (3.194% fixed rate until 7/23/29; 3-month Secured Overnight Financing Rate + 1.442% thereafter)(a)(b)	137,000	131,499
2.88%, 10/22/30, (2.884% fixed rate until 10/22/29; 3-month Secured Overnight Financing Rate + 1.452% thereafter)(a)	132,000	124,860
5.16%, 1/24/31, (5.162% fixed rate until 1/24/30; Secured Overnight Financing Rate + 1.00% thereafter)(a)	92,000	93,751
2.50%, 2/13/31, (2.496% fixed rate until 2/13/30; 3-month Secured Overnight Financing Rate + 1.252% thereafter)(a)	136,000	125,743
Bank of New York Mellon Corp.
3.40%, 1/29/28	15,000	14,819
3.44%, 2/7/28, (3.442% fixed rate until 2/7/27; 3-month Secured Overnight Financing Rate + 1.331% thereafter)(a)(b)	124,000	123,143
4.98%, 3/14/30, (4.975% fixed rate until 3/14/29; Secured Overnight Financing Rate + 1.085% thereafter)(a)	126,000	128,175
Becton Dickinson & Co.
4.69%, 2/13/28	30,000	30,151
Berkshire Hathaway Energy Co.
3.25%, 4/15/28	137,000	134,395
Best Buy Co., Inc.
4.45%, 10/1/28	88,000	88,092
BGC Group, Inc.
6.60%, 6/10/29	97,000	100,025
Biogen, Inc.
2.25%, 5/1/30	137,000	125,166
Black Hills Corp.
3.05%, 10/15/29	73,000	69,402
Blackstone Private Credit Fund
4.95%, 9/26/27	74,000	73,187
7.30%, 11/27/28	36,000	36,839
5.95%, 7/16/29	97,000	95,627
5.60%, 11/22/29	9,000	8,759
5.25%, 4/1/30	24,000	22,910
Blackstone Secured Lending Fund
2.85%, 9/30/28	190,000	176,860
Block Financial LLC
2.50%, 7/15/28(b)	86,000	81,254
3.88%, 8/15/30	25,000	23,572
Blue Owl Capital Corp.
2.88%, 6/11/28	213,000	198,110
Blue Owl Credit Income Corp.
7.75%, 9/16/27	36,000	36,566
7.95%, 6/13/28	101,000	103,668
7.75%, 1/15/29	81,000	82,901
6.60%, 9/15/29	125,000	124,750
5.80%, 3/15/30	7,000	6,764
Blue Owl Technology Finance Corp.
6.75%, 4/4/29(b)	116,000	114,196
Boston Scientific Corp.
2.65%, 6/1/30	46,000	42,873
BP Capital Markets America, Inc.
4.23%, 11/6/28	40,000	40,024
Broadcom, Inc.
4.75%, 4/15/29	95,000	96,090
5.05%, 7/12/29	205,000	209,277
4.35%, 2/15/30	164,000	163,611
4.60%, 7/15/30	197,000	197,923
4.15%, 11/15/30	63,000	62,062
2.45%, 2/15/31	138,000	125,482
Brown & Brown, Inc.
4.90%, 6/23/30	93,000	92,946
Brunswick Corp.
5.85%, 3/18/29(b)	62,000	63,462
Bunge Ltd. Finance Corp.
3.75%, 9/25/27	105,000	104,142

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG)

March 31, 2026

Investments	Principal Amount	Value
4.10%, 1/7/28	$28,000	$27,883
4.20%, 9/17/29	3,000	2,971
4.55%, 8/4/30	27,000	26,889
Cadence Design Systems, Inc.
4.30%, 9/10/29(b)	121,000	120,651
Campbell's Company/The
5.20%, 3/21/29(b)	93,000	93,919
Capital One Financial Corp.
3.80%, 1/31/28	187,000	184,855
4.93%, 5/10/28, (4.927% fixed rate until 5/10/27; Secured Overnight Financing Rate + 2.057% thereafter)(a)	50,000	50,168
5.47%, 2/1/29, (5.468% fixed rate until 2/1/28; Secured Overnight Financing Rate + 2.08% thereafter)(a)	63,000	63,982
6.31%, 6/8/29, (6.312% fixed rate until 6/8/28; Secured Overnight Financing Rate + 2.64% thereafter)(a)	27,000	27,929
3.27%, 3/1/30, (3.273% fixed rate until 3/1/29; Secured Overnight Financing Rate + 1.79% thereafter)(a)	50,000	48,150
Cardinal Health, Inc.
5.00%, 11/15/29	197,000	199,882
Carlisle Cos., Inc.
3.75%, 12/1/27	99,000	97,910
Carrier Global Corp.
2.72%, 2/15/30	140,000	130,942
Caterpillar Financial Services Corp.
4.70%, 11/15/29	255,000	258,708
CBRE Services, Inc.
5.50%, 4/1/29	84,000	86,056
CDW LLC/CDW Finance Corp.
3.25%, 2/15/29	171,000	162,921
Cencora, Inc.
2.80%, 5/15/30	163,000	152,112
Charles Schwab Corp.
2.00%, 3/20/28(b)	100,000	95,994
4.00%, 2/1/29(b)	106,000	105,636
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29	141,000	137,145
Cheniere Energy Partners LP
4.50%, 10/1/29	117,000	116,369
Chevron Corp.
2.24%, 5/11/30	134,000	123,798
Chevron USA, Inc.
3.25%, 10/15/29	29,000	28,127
Choice Hotels International, Inc.
3.70%, 12/1/29	53,000	50,802
Cigna Group
4.38%, 10/15/28	267,000	266,917
5.00%, 5/15/29(b)	112,000	114,053
2.40%, 3/15/30	142,000	131,244
Cisco Systems, Inc.
4.85%, 2/26/29	131,000	133,450
4.95%, 2/26/31	92,000	94,269
Citigroup, Inc.
4.45%, 9/29/27	218,000	218,058
3.07%, 2/24/28, (3.07% fixed rate until 2/24/27; Secured Overnight Financing Rate + 1.28% thereafter)(a)	151,000	149,195
3.67%, 7/24/28, (3.668% fixed rate until 7/24/27; 3-month Secured Overnight Financing Rate + 1.652% thereafter)(a)	156,000	154,396
4.13%, 7/25/28	183,000	181,527
3.52%, 10/27/28, (3.52% fixed rate until 10/27/27; 3-month Secured Overnight Financing Rate + 1.413% thereafter)(a)	562,000	553,731
4.08%, 4/23/29, (4.075% fixed rate until 4/23/28; 3-month Secured Overnight Financing Rate + 1.454% thereafter)(a)	98,000	97,254
5.17%, 2/13/30, (5.174% fixed rate until 2/13/29; Secured Overnight Financing Rate + 1.364% thereafter)(a)	233,000	236,643
3.98%, 3/20/30, (3.98% fixed rate until 3/20/29; 3-month Secured Overnight Financing Rate + 1.60% thereafter)(a)	124,000	122,053
4.54%, 9/19/30, (4.542% fixed rate until 9/19/29; Secured Overnight Financing Rate + 1.338% thereafter)(a)	155,000	154,528
2.98%, 11/5/30, (2.976% fixed rate until 11/5/29; Secured Overnight Financing Rate + 1.422% thereafter)(a)	144,000	135,975
2.67%, 1/29/31, (2.666% fixed rate until 1/29/30; Secured Overnight Financing Rate + 1.146% thereafter)(a)	135,000	125,239
Citizens Financial Group, Inc.
5.84%, 1/23/30, (5.841% fixed rate until 1/23/29; Secured Overnight Financing Rate + 2.01% thereafter)(a)	198,000	204,007
Clorox Co.
3.10%, 10/1/27	78,000	76,587
3.90%, 5/15/28	7,000	6,959
4.40%, 5/1/29	12,000	11,985
CME Group, Inc.
3.75%, 6/15/28	42,000	41,702
CNA Financial Corp.
3.90%, 5/1/29	73,000	71,542
Coca-Cola Co.
1.00%, 3/15/28	100,000	94,546
Coca-Cola Consolidated, Inc.
5.25%, 6/1/29	73,000	74,657
Comcast Corp.
3.15%, 2/15/28	111,000	108,927
4.15%, 10/15/28	116,000	115,597
4.55%, 1/15/29	212,000	213,658
2.65%, 2/1/30	141,000	132,103
3.40%, 4/1/30	64,000	61,477
1.95%, 1/15/31(b)	70,000	62,144
Concentrix Corp.
6.60%, 8/2/28(b)	47,000	46,884
ConocoPhillips Co.
4.40%, 7/15/27	65,000	65,066
4.70%, 1/15/30	54,000	54,514
Coterra Energy, Inc.
4.38%, 3/15/29	98,000	97,813

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG)

March 31, 2026

Investments	Principal Amount	Value
CRH America Finance, Inc.
4.40%, 2/9/31	$63,000	$62,206
CSX Corp.
3.80%, 3/1/28	96,000	95,217
4.25%, 3/15/29	11,000	10,990
2.40%, 2/15/30	7,000	6,509
CVS Health Corp.
1.30%, 8/21/27	97,000	92,950
4.30%, 3/25/28	116,000	115,628
3.25%, 8/15/29	220,000	211,011
Darden Restaurants, Inc.
4.55%, 10/15/29	101,000	100,856
DCP Midstream Operating LP
5.13%, 5/15/29	46,000	46,767
Dell International LLC/EMC Corp.
5.30%, 10/1/29	84,000	85,745
5.00%, 4/1/30	224,000	226,891
4.50%, 2/15/31	95,000	93,805
Delta Air Lines, Inc.
5.25%, 7/10/30	244,000	245,938
Devon Energy Corp.
5.25%, 10/15/27	46,000	46,003
Diamondback Energy, Inc.
3.50%, 12/1/29(b)	245,000	236,445
Discover Bank
2.70%, 2/6/30	250,000	233,720
Dollar Tree, Inc.
4.20%, 5/15/28(b)	89,000	88,437
Dominion Energy, Inc.
4.25%, 6/1/28	15,000	14,953
3.38%, 4/1/30, Series C	129,000	123,345
Dow Chemical Co.
7.38%, 11/1/29	88,000	95,256
DR Horton, Inc.
1.40%, 10/15/27	30,000	28,747
DTE Energy Co.
4.88%, 6/1/28	172,000	173,600
5.10%, 3/1/29	103,000	104,775
5.20%, 4/1/30	125,000	127,559
Duke Energy Carolinas LLC
2.45%, 2/1/30	14,000	13,044
Duke Energy Corp.
5.00%, 12/8/27	63,000	63,702
4.30%, 3/15/28	218,000	217,759
4.85%, 1/5/29	8,000	8,103
Duke Energy Ohio, Inc.
3.65%, 2/1/29	33,000	32,426
Eastman Chemical Co.
5.00%, 8/1/29(b)	51,000	51,510
Eaton Corp.
4.35%, 5/18/28	46,000	46,103
Ecolab, Inc.
5.25%, 1/15/28	74,000	75,373
Edison International
4.13%, 3/15/28	122,000	120,027
5.25%, 11/15/28	99,000	99,782
EIDP, Inc.
2.30%, 7/15/30	37,000	34,074
Elevance Health, Inc.
4.10%, 3/1/28	252,000	250,476
2.25%, 5/15/30	103,000	93,871
Eli Lilly & Co.
4.20%, 8/14/29	130,000	130,090
Emerson Electric Co.
1.80%, 10/15/27	61,000	58,998
Enact Holdings, Inc.
6.25%, 5/28/29	79,000	81,340
Entergy Louisiana LLC
3.25%, 4/1/28(b)	92,000	90,258
Enterprise Products Operating LLC
4.15%, 10/16/28	179,000	178,696
EPR Properties
3.75%, 8/15/29	110,000	105,463
EQT Corp.
5.70%, 4/1/28(b)	176,000	180,021
7.00%, 2/1/30	146,000	156,255
4.75%, 1/15/31	94,000	93,672
Equifax, Inc.
4.80%, 9/15/29	64,000	64,401
3.10%, 5/15/30	17,000	15,921
Equitable Holdings, Inc.
4.35%, 4/20/28	46,000	45,882
ERP Operating LP
3.50%, 3/1/28	7,000	6,898
Essential Utilities, Inc.
2.70%, 4/15/30	99,000	91,983
Essex Portfolio LP
1.70%, 3/1/28	76,000	72,154
4.00%, 3/1/29	49,000	48,239
Estee Lauder Cos., Inc.
4.38%, 5/15/28(b)	6,000	6,009
Evergy Metro, Inc.
2.25%, 6/1/30, Series 2020	10,000	9,158
Eversource Energy
5.45%, 3/1/28	10,000	10,172
Exelon Corp.
5.15%, 3/15/28	58,000	58,677
5.15%, 3/15/29(b)	103,000	105,116
4.05%, 4/15/30	95,000	93,124
Expand Energy Corp.
5.38%, 3/15/30	142,000	143,270
Expedia Group, Inc.
3.80%, 2/15/28	127,000	125,344
3.25%, 2/15/30(b)	138,000	130,580
Extra Space Storage LP
3.88%, 12/15/27	117,000	115,936
3.90%, 4/1/29	58,000	56,885
F&G Annuities & Life, Inc.
6.50%, 6/4/29	109,000	109,555
FedEx Corp.
4.20%, 10/17/28	82,000	81,518
Fidelity National Financial, Inc.
4.50%, 8/15/28	99,000	98,742

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG)

March 31, 2026

Investments	Principal Amount	Value
Fifth Third Bancorp
6.36%, 10/27/28, (6.361% fixed rate until 10/27/27; Secured Overnight Financing Index + 2.192% thereafter)(a)	$270,000	$277,837
6.34%, 7/27/29, (6.339% fixed rate until 7/27/28; Secured Overnight Financing Rate + 2.34% thereafter)(a)	65,000	67,407
4.77%, 7/28/30, (4.772% fixed rate until 7/28/29; Secured Overnight Financing Index + 2.127% thereafter)(a)	50,000	50,060
Fifth Third Financial Corp.
4.00%, 2/1/29(b)	100,000	98,583
5.98%, 1/30/30, (5.982% fixed rate until 1/30/29; Secured Overnight Financing Rate + 2.155% thereafter)(a)	39,000	40,297
First American Financial Corp.
4.00%, 5/15/30	34,000	32,497
First Industrial LP
5.25%, 1/15/31	154,000	155,694
First-Citizens Bank & Trust Co.
6.13%, 3/9/28	58,000	59,455
Fiserv, Inc.
3.50%, 7/1/29	255,000	244,349
2.65%, 6/1/30	44,000	40,115
Florida Power & Light Co.
4.63%, 5/15/30	98,000	98,981
Fortune Brands Innovations, Inc.
3.25%, 9/15/29	93,000	88,735
Fox Corp.
4.71%, 1/25/29	156,000	156,550
GE HealthCare Technologies, Inc.
5.65%, 11/15/27	158,000	161,184
5.86%, 3/15/30	100,000	104,382
General Mills, Inc.
4.20%, 4/17/28	206,000	204,881
5.50%, 10/17/28	53,000	54,319
Genuine Parts Co.
4.95%, 8/15/29	158,000	157,445
Georgia Power Co.
2.65%, 9/15/29, Series B	32,000	30,286
4.55%, 3/15/30	57,000	57,310
Global Payments, Inc.
3.20%, 8/15/29	120,000	113,201
2.90%, 5/15/30	125,000	114,346
4.88%, 11/15/30	142,000	139,491
Goldman Sachs Group, Inc.
1.54%, 9/10/27, (1.542% fixed rate until 9/10/26; Secured Overnight Financing Rate + 0.818% thereafter)(a)	47,000	46,394
4.48%, 8/23/28, (4.482% fixed rate until 8/23/27; Secured Overnight Financing Rate + 1.725% thereafter)(a)	236,000	235,950
3.81%, 4/23/29, (3.814% fixed rate until 4/23/28; 3-month Secured Overnight Financing Rate + 1.42% thereafter)(a)	313,000	308,770
4.22%, 5/1/29, (4.223% fixed rate until 5/1/28; 3-month Secured Overnight Financing Rate + 1.563% thereafter)(a)	45,000	44,750
5.73%, 4/25/30, (5.727% fixed rate until 4/25/29; Secured Overnight Financing Rate + 1.265% thereafter)(a)	419,000	432,376
5.05%, 7/23/30, (5.049% fixed rate until 7/23/29; Secured Overnight Financing Rate + 1.21% thereafter)(a)	427,000	432,199
4.69%, 10/23/30, (4.692% fixed rate until 10/23/29; Secured Overnight Financing Rate + 1.135% thereafter)(a)	245,000	245,351
5.21%, 1/28/31, (5.207% fixed rate until 1/28/30; Secured Overnight Financing Rate + 1.078% thereafter)(a)	123,000	125,082
Haleon U.S. Capital LLC
3.38%, 3/24/29	250,000	243,278
Halliburton Co.
2.92%, 3/1/30	132,000	124,451
Hasbro, Inc.
3.50%, 9/15/27	52,000	51,446
HCA, Inc.
5.63%, 9/1/28	63,000	64,287
4.13%, 6/15/29	268,000	264,580
5.25%, 3/1/30	229,000	233,714
3.50%, 9/1/30	194,000	184,274
Healthpeak OP LLC
3.50%, 7/15/29	162,000	156,685
HEICO Corp.
5.25%, 8/1/28	65,000	66,254
Hershey Co.
4.25%, 5/4/28	2,000	2,007
Hewlett Packard Enterprise Co.
4.55%, 10/15/29	209,000	208,005
4.40%, 10/15/30	210,000	206,078
Home Depot, Inc.
2.80%, 9/14/27	28,000	27,548
1.50%, 9/15/28	16,000	15,089
3.90%, 12/6/28	6,000	5,975
2.95%, 6/15/29	60,000	57,751
Honeywell International, Inc.
2.70%, 8/15/29(b)	94,000	89,176
Hormel Foods Corp.
1.80%, 6/11/30	70,000	62,948
Howmet Aerospace, Inc.
3.00%, 1/15/29	68,000	65,620
HP, Inc.
4.00%, 4/15/29	185,000	181,677
HPS Corporate Lending Fund
5.30%, 6/5/27(c)	40,000	39,833
5.45%, 1/14/28	154,000	152,995
6.75%, 1/30/29	20,000	20,306
6.25%, 9/30/29	101,000	100,968
Hubbell, Inc.
3.50%, 2/15/28	48,000	47,331
Humana, Inc.
5.75%, 3/1/28	98,000	99,951
4.88%, 4/1/30	194,000	193,539

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG)

March 31, 2026

Investments	Principal Amount	Value
Huntington Bancshares, Inc.
6.21%, 8/21/29, (6.208% fixed rate until 8/21/28; Secured Overnight Financing Rate + 2.02% thereafter)(a)	$195,000	$202,287
2.55%, 2/4/30(b)	62,000	57,465
5.27%, 1/15/31, (5.272% fixed rate until 1/15/30; Secured Overnight Financing Rate + 1.276% thereafter)(a)	92,000	93,421
Huntington Ingalls Industries, Inc.
2.04%, 8/16/28	83,000	78,694
Hyatt Hotels Corp.
5.25%, 6/30/29	218,000	221,575
IDEX Corp.
4.95%, 9/1/29	40,000	40,476
Ingersoll Rand, Inc.
5.40%, 8/14/28	143,000	146,305
Ingredion, Inc.
2.90%, 6/1/30	40,000	37,485
Intercontinental Exchange, Inc.
3.10%, 9/15/27	92,000	90,509
4.35%, 6/15/29	35,000	34,953
International Business Machines Corp.
3.50%, 5/15/29	384,000	373,471
1.95%, 5/15/30	100,000	90,228
Intuit, Inc.
5.13%, 9/15/28(b)	61,000	62,190
ITC Holdings Corp.
3.35%, 11/15/27	27,000	26,558
Jacobs Engineering Group, Inc.
6.35%, 8/18/28	73,000	75,748
JM Smucker Co.
5.90%, 11/15/28	48,000	49,659
John Deere Capital Corp.
3.05%, 1/6/28	37,000	36,391
4.65%, 1/7/28	20,000	20,187
4.95%, 7/14/28	170,000	173,334
3.35%, 4/18/29	4,000	3,900
4.85%, 6/11/29	67,000	68,257
Johnson & Johnson
0.95%, 9/1/27	68,000	65,394
JPMorgan Chase & Co.
1.47%, 9/22/27, (1.47% fixed rate until 9/22/26; Secured Overnight Financing Rate + 0.765% thereafter)(a)	216,000	213,048
4.25%, 10/1/27	24,000	24,016
5.04%, 1/23/28, (5.04% fixed rate until 1/23/27; Secured Overnight Financing Rate + 1.19% thereafter)(a)	44,000	44,216
3.78%, 2/1/28, (3.782% fixed rate until 2/1/27; 3-month Secured Overnight Financing Rate + 1.599% thereafter)(a)	102,000	101,477
2.95%, 2/24/28, (2.947% fixed rate until 2/24/27; Secured Overnight Financing Rate + 1.17% thereafter)(a)	91,000	89,847
5.57%, 4/22/28, (5.571% fixed rate until 4/22/27; Secured Overnight Financing Rate + 0.93% thereafter)(a)	143,000	144,750
4.32%, 4/26/28, (4.323% fixed rate until 4/26/27; Secured Overnight Financing Rate + 1.56% thereafter)(a)	105,000	104,975
3.54%, 5/1/28, (3.54% fixed rate until 5/1/27; 3-month Secured Overnight Financing Rate + 1.642% thereafter)(a)	226,000	223,926
2.18%, 6/1/28, (2.182% fixed rate until 6/1/27; Secured Overnight Financing Rate + 1.89% thereafter)(a)	94,000	91,630
4.98%, 7/22/28, (4.979% fixed rate until 7/22/27; Secured Overnight Financing Rate + 0.93% thereafter)(a)	172,000	173,205
4.85%, 7/25/28, (4.851% fixed rate until 7/25/27; Secured Overnight Financing Rate + 1.99% thereafter)(a)	155,000	155,801
3.51%, 1/23/29, (3.509% fixed rate until 1/23/28; 3-month Secured Overnight Financing Rate + 1.207% thereafter)(a)	106,000	104,322
4.01%, 4/23/29, (4.005% fixed rate until 4/23/28; 3-month Secured Overnight Financing Rate + 1.382% thereafter)(a)	184,000	182,480
2.07%, 6/1/29, (2.069% fixed rate until 6/1/28; Secured Overnight Financing Rate + 1.015% thereafter)(a)	18,000	17,127
4.20%, 7/23/29, (4.203% fixed rate until 7/23/28; 3-month Secured Overnight Financing Rate + 1.522% thereafter)(a)	167,000	166,052
5.30%, 7/24/29, (5.299% fixed rate until 7/24/28; Secured Overnight Financing Rate + 1.45% thereafter)(a)	140,000	142,615
5.58%, 4/22/30, (5.581% fixed rate until 4/22/29; Secured Overnight Financing Rate + 1.16% thereafter)(a)	120,000	123,694
3.70%, 5/6/30, (3.702% fixed rate until 5/6/29; 3-month Secured Overnight Financing Rate + 1.422% thereafter)(a)	127,000	123,915
4.57%, 6/14/30, (4.565% fixed rate until 6/14/29; Secured Overnight Financing Rate + 1.75% thereafter)(a)	125,000	125,171
5.00%, 7/22/30, (4.995% fixed rate until 7/22/29; Secured Overnight Financing Rate + 1.125% thereafter)(a)	128,000	129,870
2.74%, 10/15/30, (2.739% fixed rate until 10/15/29; 3-month Secured Overnight Financing Rate + 1.51% thereafter)(a)	99,000	93,271
4.60%, 10/22/30, (4.603% fixed rate until 10/22/29; Secured Overnight Financing Rate + 1.04% thereafter)(a)	143,000	143,307
5.14%, 1/24/31, (5.14% fixed rate until 1/24/30; Secured Overnight Financing Rate + 1.01% thereafter)(a)	122,000	124,222
Juniper Networks, Inc.
3.75%, 8/15/29	71,000	69,109
Kellanova
4.30%, 5/15/28	96,000	96,082
Kenvue, Inc.
5.00%, 3/22/30(b)	122,000	124,337

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG)

March 31, 2026

Investments	Principal Amount	Value
Keurig Dr. Pepper, Inc.
4.60%, 5/25/28	$2,000	$2,000
5.05%, 3/15/29	85,000	85,908
3.95%, 4/15/29	141,000	138,160
3.20%, 5/1/30	17,000	15,960
KeyCorp
4.10%, 4/30/28	108,000	107,249
2.55%, 10/1/29	80,000	74,789
Kimberly-Clark Corp.
3.20%, 4/25/29	51,000	49,543
Kirby Corp.
4.20%, 3/1/28	27,000	26,847
KLA Corp.
4.10%, 3/15/29	64,000	63,754
Kroger Co.
4.50%, 1/15/29(b)	28,000	28,129
L3Harris Technologies, Inc.
4.40%, 6/15/28	277,000	277,258
Laboratory Corp. of America Holdings
4.35%, 4/1/30	106,000	105,141
Lam Research Corp.
1.90%, 6/15/30	94,000	85,050
Lazard Group LLC
4.50%, 9/19/28	71,000	70,700
Lear Corp.
3.80%, 9/15/27	95,000	94,158
4.25%, 5/15/29	28,000	27,606
Leggett & Platt, Inc.
3.50%, 11/15/27	27,000	26,429
Leidos, Inc.
2.30%, 2/15/31	70,000	62,289
Lennox International, Inc.
5.50%, 9/15/28	63,000	64,222
Lincoln National Corp.
3.80%, 3/1/28	70,000	69,142
3.05%, 1/15/30(b)	17,000	16,013
Lockheed Martin Corp.
4.50%, 2/15/29	68,000	68,560
Loews Corp.
3.20%, 5/15/30	38,000	36,139
Lowe's Cos., Inc.
1.70%, 9/15/28	180,000	169,186
4.50%, 4/15/30	59,000	59,107
1.70%, 10/15/30	138,000	121,846
LPL Holdings, Inc.
6.75%, 11/17/28	126,000	132,064
5.20%, 3/15/30	81,000	81,687
5.15%, 6/15/30	8,000	8,041
Main Street Capital Corp.
5.40%, 8/15/28	120,000	119,427
Manufacturers & Traders Trust Co.
4.70%, 1/27/28	250,000	251,388
Marathon Oil Corp.
4.40%, 7/15/27	66,000	65,897
Marathon Petroleum Corp.
3.80%, 4/1/28	38,000	37,564
5.15%, 3/1/30(b)	92,000	93,933
Marriott International, Inc.
4.88%, 5/15/29	187,000	189,088
4.63%, 6/15/30, Series FF(b)	130,000	130,117
Marsh & McLennan Cos., Inc.
4.38%, 3/15/29	50,000	50,098
Masco Corp.
1.50%, 2/15/28	46,000	43,568
McCormick & Co., Inc.
1.85%, 2/15/31	71,000	61,843
McDonald's Corp.
4.80%, 8/14/28(b)	246,000	249,102
Merck & Co., Inc.
4.05%, 5/17/28	31,000	31,029
3.40%, 3/7/29	27,000	26,454
4.30%, 5/17/30	49,000	48,972
Meta Platforms, Inc.
3.50%, 8/15/27	50,000	49,678
4.20%, 11/15/30	121,000	119,787
MGIC Investment Corp.
5.25%, 8/15/28	37,000	36,964
Microchip Technology, Inc.
5.05%, 2/15/30	143,000	144,419
Micron Technology, Inc.
5.30%, 1/15/31(b)	60,000	62,824
Mid-America Apartments LP
4.20%, 6/15/28	75,000	74,902
Mondelez International, Inc.
4.13%, 5/7/28	98,000	97,429
Moody's Corp.
4.25%, 2/1/29	65,000	65,046
Morgan Stanley
2.48%, 1/21/28, (2.475% fixed rate until 1/21/27; Secured Overnight Financing Rate + 1.00% thereafter)(a)	270,000	265,767
5.65%, 4/13/28, (5.652% fixed rate until 4/13/27; Secured Overnight Financing Rate + 1.01% thereafter)(a)	153,000	154,769
3.59%, 7/22/28(a)	106,000	104,764
6.30%, 10/18/28, (6.296% fixed rate until 10/18/27; Secured Overnight Financing Rate + 2.24% thereafter)(a)	91,000	93,405
3.77%, 1/24/29, (3.772% fixed rate until 1/24/28; 3-month Secured Overnight Financing Rate + 1.402% thereafter)(a)	243,000	239,953
5.12%, 2/1/29, (5.123% fixed rate until 2/1/28; Secured Overnight Financing Rate + 1.73% thereafter)(a)(b)	63,000	63,720
5.16%, 4/20/29, (5.164% fixed rate until 4/20/28; Secured Overnight Financing Rate + 1.59% thereafter)(a)	189,000	191,208
6.41%, 11/1/29, (6.407% fixed rate until 11/1/28; Secured Overnight Financing Rate + 1.83% thereafter)(a)	228,000	237,926
5.17%, 1/16/30, (5.173% fixed rate until 1/16/29; Secured Overnight Financing Rate + 1.45% thereafter)(a)	238,000	241,423

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG)

March 31, 2026

Investments	Principal Amount	Value
4.43%, 1/23/30, (4.431% fixed rate until 1/23/29; 3-month Secured Overnight Financing Rate + 1.89% thereafter)(a)	$235,000	$233,870
5.66%, 4/18/30, (5.656% fixed rate until 4/18/29; Secured Overnight Financing Rate + 1.26% thereafter)(a)	124,000	127,608
5.04%, 7/19/30, (5.042% fixed rate until 7/19/29; Secured Overnight Financing Rate + 1.215% thereafter)(a)	130,000	131,577
4.65%, 10/18/30, (4.654% fixed rate until 10/18/29; Secured Overnight Financing Rate + 1.10% thereafter)(a)	154,000	153,932
5.23%, 1/15/31, (5.23% fixed rate until 1/15/30; Secured Overnight Financing Rate + 1.108% thereafter)(a)	123,000	124,985
2.70%, 1/22/31, (2.699% fixed rate until 1/22/30; Secured Overnight Financing Rate + 1.143% thereafter)(a)	202,000	187,728
Morgan Stanley Direct Lending Fund
6.00%, 5/19/30	63,000	62,036
Mosaic Co.
5.38%, 11/15/28(b)	94,000	96,053
Motorola Solutions, Inc.
4.60%, 5/23/29	97,000	97,128
4.85%, 8/15/30	128,000	128,972
MPLX LP
4.25%, 12/1/27	40,000	39,920
4.00%, 3/15/28	84,000	83,369
4.80%, 2/15/29	113,000	114,011
2.65%, 8/15/30	144,000	132,768
4.80%, 2/15/31	94,000	94,294
Nasdaq, Inc.
5.35%, 6/28/28	56,000	57,178
Netflix, Inc.
6.38%, 5/15/29	58,000	61,477
Nevada Power Co.
3.70%, 5/1/29, Series CC	76,000	74,630
NextEra Energy Capital Holdings, Inc.
1.90%, 6/15/28	65,000	61,695
4.90%, 3/15/29	167,000	169,513
3.50%, 4/1/29	30,000	29,222
2.25%, 6/1/30	131,000	119,444
NiSource, Inc.
5.25%, 3/30/28(b)	229,000	232,607
NMI Holdings, Inc.
6.00%, 8/15/29	61,000	62,390
NNN REIT, Inc.
3.50%, 10/15/27	82,000	81,071
Norfolk Southern Corp.
3.80%, 8/1/28	65,000	64,334
5.05%, 8/1/30	24,000	24,547
Northern Trust Corp.
3.65%, 8/3/28	13,000	12,902
Northrop Grumman Corp.
3.25%, 1/15/28	99,000	97,303
Nucor Corp.
4.65%, 6/1/30(b)	98,000	98,908
NVR, Inc.
3.00%, 5/15/30	51,000	48,048
Omega Healthcare Investors, Inc.
5.20%, 7/1/30	117,000	117,634
3.38%, 2/1/31	67,000	61,988
Omnicom Group, Inc.
4.65%, 10/1/28	72,000	72,129
4.20%, 6/1/30	33,000	32,437
ONE Gas, Inc.
5.10%, 4/1/29	25,000	25,529
ONEOK, Inc.
5.65%, 11/1/28	299,000	307,124
4.35%, 3/15/29	97,000	96,441
3.40%, 9/1/29	94,000	90,482
3.10%, 3/15/30	40,000	37,744
Oracle Corp.
3.25%, 11/15/27	203,000	198,171
4.50%, 5/6/28	136,000	135,595
4.20%, 9/27/29	217,000	210,323
6.15%, 11/9/29	82,000	84,597
2.95%, 4/1/30	209,000	190,713
4.65%, 5/6/30	63,000	61,603
4.45%, 9/26/30	356,000	343,146
4.95%, 2/4/31(b)	255,000	249,688
O'Reilly Automotive, Inc.
3.60%, 9/1/27(b)	121,000	119,802
4.20%, 4/1/30	34,000	33,609
Otis Worldwide Corp.
5.25%, 8/16/28	80,000	81,660
2.57%, 2/15/30	39,000	36,211
Ovintiv, Inc.
5.65%, 5/15/28	85,000	87,321
Owens Corning
3.50%, 2/15/30	64,000	61,527
PACCAR Financial Corp.
4.00%, 8/8/28	42,000	41,978
4.60%, 1/31/29	48,000	48,691
4.55%, 5/8/30	14,000	14,112
Pacific Gas & Electric Co.
4.55%, 7/1/30	189,000	186,552
2.50%, 2/1/31	139,000	124,743
Parker-Hannifin Corp.
4.25%, 9/15/27	131,000	131,033
3.25%, 6/14/29	21,000	20,363
Patterson-UTI Energy, Inc.
3.95%, 2/1/28	60,000	58,952
Paychex, Inc.
5.10%, 4/15/30	136,000	137,321
PayPal Holdings, Inc.
3.90%, 6/1/27	73,000	72,676
2.85%, 10/1/29	6,000	5,693
PepsiCo, Inc.
3.60%, 2/18/28	97,000	96,345
7.00%, 3/1/29	3,000	3,234
2.75%, 3/19/30(b)	72,000	68,082
Pfizer, Inc.
2.63%, 4/1/30	132,000	123,610

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG)

March 31, 2026

Investments	Principal Amount	Value
Philip Morris International, Inc.
4.88%, 2/13/29(b)	$295,000	$299,554
4.63%, 11/1/29	31,000	31,278
5.13%, 2/15/30	118,000	120,551
5.13%, 2/13/31	61,000	62,384
Phillips 66
3.90%, 3/15/28	138,000	136,936
Phillips 66 Co.
3.15%, 12/15/29	22,000	20,985
Pinnacle West Capital Corp.
5.15%, 5/15/30	120,000	122,072
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29(b)	92,000	89,081
4.70%, 1/15/31(b)	94,000	93,863
PNC Financial Services Group, Inc.
5.30%, 1/21/28, (5.30% fixed rate until 1/21/27; Secured Overnight Financing Rate + 1.342% thereafter)(a)	23,000	23,164
5.58%, 6/12/29, (5.582% fixed rate until 6/12/28; Secured Overnight Financing Rate + 1.841% thereafter)(a)	119,000	121,980
5.49%, 5/14/30, (5.492% fixed rate until 5/14/29; Secured Overnight Financing Rate + 1.198% thereafter)(a)(b)	118,000	121,383
Polaris, Inc.
6.95%, 3/15/29	29,000	30,409
PPG Industries, Inc.
3.75%, 3/15/28	43,000	42,615
PPL Capital Funding, Inc.
4.13%, 4/15/30	48,000	47,090
Principal Financial Group, Inc.
3.70%, 5/15/29	66,000	64,446
Prologis LP
4.00%, 9/15/28	73,000	72,589
2.88%, 11/15/29	17,000	16,132
Prudential Financial, Inc.
3.88%, 3/27/28	43,000	42,756
Public Service Enterprise Group, Inc.
5.20%, 4/1/29	141,000	143,768
1.60%, 8/15/30	151,000	133,020
Public Storage Operating Co.
3.39%, 5/1/29	3,000	2,927
QUALCOMM, Inc.
2.15%, 5/20/30	24,000	21,983
Quanta Services, Inc.
2.90%, 10/1/30	100,000	92,851
Realty Income Corp.
4.70%, 12/15/28	22,000	22,163
3.25%, 6/15/29	31,000	29,879
Regions Financial Corp.
1.80%, 8/12/28	127,000	119,288
Reinsurance Group of America, Inc.
3.15%, 6/15/30	95,000	88,900
Revvity, Inc.
3.30%, 9/15/29	129,000	123,551
Rockwell Automation, Inc.
3.50%, 3/1/29	42,000	41,258
Roper Technologies, Inc.
2.95%, 9/15/29	191,000	180,503
2.00%, 6/30/30	147,000	131,252
1.75%, 2/15/31	73,000	63,046
Royalty Pharma PLC
1.75%, 9/2/27	49,000	47,240
RPM International, Inc.
4.55%, 3/1/29	35,000	35,119
RTX Corp.
4.13%, 11/16/28	135,000	134,492
5.75%, 1/15/29	80,000	83,007
S&P Global, Inc.
1.25%, 8/15/30	152,000	132,569
Sabine Pass Liquefaction LLC
4.20%, 3/15/28	87,000	86,645
4.50%, 5/15/30	123,000	122,208
ServiceNow, Inc.
1.40%, 9/1/30	71,000	61,627
Shell Finance U.S., Inc.
2.38%, 11/7/29	101,000	94,807
Sherwin-Williams Co.
4.30%, 8/15/28	167,000	166,579
Solventum Corp.
5.40%, 3/1/29(b)	42,000	43,018
Southern California Edison Co.
4.20%, 3/1/29, Series A	101,000	99,916
5.25%, 3/15/30	346,000	351,544
Southern Co.
1.75%, 3/15/28, Series 21-B	22,000	20,947
4.85%, 6/15/28	93,000	93,922
5.50%, 3/15/29	128,000	131,949
Southwestern Electric Power Co.
4.10%, 9/15/28, Series M	93,000	92,517
Starbucks Corp.
3.50%, 3/1/28(b)	207,000	203,850
State Street Corp.
1.68%, 11/18/27, (1.684% fixed rate until 11/18/26; Secured Overnight Financing Rate + 0.56% thereafter)(a)	9,000	8,855
4.54%, 2/28/28	3,000	3,022
4.53%, 2/20/29, (4.53% fixed rate until 2/20/28; Secured Overnight Financing Rate + 1.018% thereafter)(a)	163,000	163,955
Steel Dynamics, Inc.
1.65%, 10/15/27	71,000	68,174
Stifel Financial Corp.
4.00%, 5/15/30	54,000	52,506
Stryker Corp.
4.25%, 9/11/29	120,000	119,571
Sun Communities Operating LP
2.30%, 11/1/28	22,000	20,830
Synchrony Financial
3.95%, 12/1/27	194,000	191,812
5.15%, 3/19/29	86,000	86,271
Synopsys, Inc.
4.85%, 4/1/30	138,000	139,056
Sysco Corp.
5.75%, 1/17/29	117,000	120,263

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG)

March 31, 2026

Investments	Principal Amount	Value
5.95%, 4/1/30	$102,000	$105,917
5.10%, 9/23/30	60,000	60,497
Target Corp.
3.38%, 4/15/29	3,000	2,932
Texas Instruments, Inc.
2.25%, 9/4/29	43,000	40,320
Thermo Fisher Scientific, Inc.
5.00%, 1/31/29(b)	26,000	26,527
TJX Cos., Inc.
3.88%, 4/15/30	58,000	57,061
Toll Brothers Finance Corp.
3.80%, 11/1/29	90,000	87,608
Trane Technologies Holdco, Inc.
3.75%, 8/21/28	52,000	51,573
Truist Financial Corp.
4.87%, 1/26/29, (4.873% fixed rate until 1/26/28; Secured Overnight Financing Rate + 1.435% thereafter)(a)(b)	145,000	146,032
3.88%, 3/19/29(b)	93,000	91,543
7.16%, 10/30/29, (7.161% fixed rate until 10/30/28; Secured Overnight Financing Rate + 2.446% thereafter)(a)	187,000	198,797
Tyson Foods, Inc.
5.40%, 3/15/29	102,000	104,658
U.S. Bancorp
2.22%, 1/27/28, (2.215% fixed rate until 1/27/27; Secured Overnight Financing Rate + 0.73% thereafter)(a)	95,000	93,359
4.55%, 7/22/28, (4.548% fixed rate until 7/22/27; Secured Overnight Financing Rate + 1.66% thereafter)(a)	21,000	21,026
4.65%, 2/1/29, (4.653% fixed rate until 2/1/28; Secured Overnight Financing Rate + 1.23% thereafter)(a)	96,000	96,406
5.78%, 6/12/29, (5.775% fixed rate until 6/12/28; Secured Overnight Financing Rate + 2.02% thereafter)(a)	71,000	73,042
3.00%, 7/30/29	118,000	112,693
Uber Technologies, Inc.
4.30%, 1/15/30	75,000	74,376
Union Pacific Corp.
3.70%, 3/1/29	89,000	87,779
2.40%, 2/5/30	27,000	25,137
United Parcel Service, Inc.
3.40%, 3/15/29(b)	39,000	38,149
2.50%, 9/1/29	33,000	31,220
UnitedHealth Group, Inc.
5.25%, 2/15/28	51,000	51,900
4.25%, 1/15/29	82,000	81,924
4.00%, 5/15/29	83,000	82,144
4.80%, 1/15/30	108,000	109,278
5.30%, 2/15/30	117,000	120,432
2.00%, 5/15/30	138,000	125,071
Universal Health Services, Inc.
4.63%, 10/15/29	124,000	122,698
2.65%, 10/15/30	103,000	92,774
Valero Energy Corp.
2.15%, 9/15/27	117,000	113,487
4.00%, 4/1/29	47,000	46,426
5.15%, 2/15/30(b)	3,000	3,066
Valero Energy Partners LP
4.50%, 3/15/28	27,000	27,044
Veralto Corp.
5.35%, 9/18/28	77,000	78,646
VICI Properties LP
4.95%, 2/15/30	121,000	120,763
VMware LLC
4.70%, 5/15/30	122,000	122,833
Walmart, Inc.
3.90%, 4/15/28	47,000	46,990
Walt Disney Co.
2.00%, 9/1/29	94,000	87,552
Waste Connections, Inc.
3.50%, 5/1/29	87,000	85,435
Waste Management, Inc.
3.15%, 11/15/27	125,000	123,187
3.88%, 1/15/29	71,000	70,319
WEC Energy Group, Inc.
1.38%, 10/15/27	29,000	27,704
4.75%, 1/15/28	88,000	88,676
Wells Fargo & Co.
3.53%, 3/24/28, (3.526% fixed rate until 3/24/27; Secured Overnight Financing Rate + 1.51% thereafter)(a)	240,000	238,055
3.58%, 5/22/28, (3.584% fixed rate until 5/22/27; 3-month Secured Overnight Financing Rate + 1.572% thereafter)(a)	232,000	229,776
2.39%, 6/2/28, (2.393% fixed rate until 6/2/27; Secured Overnight Financing Rate + 2.10% thereafter)(a)	180,000	175,711
4.15%, 1/24/29	75,000	74,587
4.97%, 4/23/29, (4.97% fixed rate until 4/23/28; Secured Overnight Financing Rate + 1.37% thereafter)(a)	177,000	178,589
5.57%, 7/25/29, (5.574% fixed rate until 7/25/28; Secured Overnight Financing Rate + 1.74% thereafter)(a)	218,000	222,990
6.30%, 10/23/29, (6.303% fixed rate until 10/23/28; Secured Overnight Financing Rate + 1.79% thereafter)(a)	179,000	186,525
5.20%, 1/23/30, (5.198% fixed rate until 1/23/29; Secured Overnight Financing Rate + 1.50% thereafter)(a)	209,000	212,469
2.88%, 10/30/30, (2.879% fixed rate until 10/30/29; 3-month Secured Overnight Financing Rate + 1.432% thereafter)(a)	132,000	124,591
5.24%, 1/24/31, (5.244% fixed rate until 1/24/30; Secured Overnight Financing Rate + 1.11% thereafter)(a)	122,000	124,371
2.57%, 2/11/31, (2.572% fixed rate until 2/11/30; 3-month Secured Overnight Financing Rate + 1.262% thereafter)(a)	135,000	124,988
Western Midstream Operating LP
4.50%, 3/1/28	35,000	35,043
4.05%, 2/1/30	128,000	124,442

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG)

March 31, 2026

Investments	Principal Amount	Value
Westinghouse Air Brake Technologies Corp.
4.90%, 5/29/30	$20,000	$20,221
Weyerhaeuser Co.
4.00%, 4/15/30	51,000	49,672
Willis North America, Inc.
4.50%, 9/15/28	56,000	55,961
Wisconsin Power & Light Co.
3.00%, 7/1/29	15,000	14,425
Workday, Inc.
3.70%, 4/1/29	140,000	136,517
WRKCo, Inc.
4.90%, 3/15/29	127,000	128,260
Xcel Energy, Inc.
2.60%, 12/1/29(b)	133,000	124,378
Zoetis, Inc.
3.00%, 9/12/27	115,000	113,072
Total United States		61,085,428
TOTAL CORPORATE BONDS
(Cost: $62,270,905)		62,266,518
	Shares
MUTUAL FUND — 0.2%
United States — 0.2%
Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.54%(d)
(Cost: $109,295)	109,295	109,295
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.7%
United States — 0.7%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(d)
(Cost: $450,550)	450,550	450,550
TOTAL INVESTMENTS IN SECURITIES — 99.7% (Cost: $62,830,750)		62,826,363
Other Assets less Liabilities — 0.3%		202,481
NET ASSETS — 100.0%		$63,028,844

(a)	Rate shown reflects the accrual rate as of March 31, 2026 on securities with variable or step rates.
(b)	Security, or portion thereof, was on loan at March 31, 2026. At March 31, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $4,938,836 and the total market value of the collateral held by the Fund was $5,071,161. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $4,620,611.
(c)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(d)	Rate shown represents annualized 7-day yield as of March 31, 2026.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG)

March 31, 2026

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Corporate Bonds	$–	$62,266,518	$–	$62,266,518
Mutual Fund	–	109,295	–	109,295
Investment of Cash Collateral for Securities Loaned	–	450,550	–	450,550
Total Investments in Securities	$–	$62,826,363	$–	$62,826,363

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree Efficient Long/Short U.S. Equity Fund (WTLS)
March 31, 2026

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS — 93.4%
U.S. Treasury Bills — 93.4%
3.65%, 5/14/26*^	$6,500,000	$6,471,826
3.64%, 8/6/26*	6,500,000	6,417,949
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $12,891,099)		12,889,775
	Shares
MUTUAL FUND — 2.8%
United States — 2.8%
Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.54%(a)
(Cost: $384,014)	384,014	384,014
TOTAL INVESTMENTS IN SECURITIES — 96.2% (Cost: $13,275,113)		13,273,789
Other Assets less Liabilities — 3.8%		530,005
NET ASSETS — 100.0%		$13,803,794

*	Interest rate shown reflects the yield to maturity at the time of purchase.
^	All or a portion of this security is held by the broker as collateral for total return swap contracts. The securities collateral posted was comprised entirely of U.S. Treasury securities having a market value of $1,146,011 as of March 31, 2026.
(a)	Rate shown represents annualized 7-day yield as of March 31, 2026.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Future	42	6/18/26	$13,798,575	$(470,472)

TOTAL RETURN SWAPS (OTC)

Fund Receives Total Return of Reference Entity	Counterparty	Fund Pays	Termination Date	Payment Frequency	Notional Value	Unrealized Appreciation/ (Depreciation)
Goldman Sachs i-Select Long/Short Equity Custom Basket Index (GSIINWLS)[1]	Goldman Sachs Bank USA	0.06% per notional trade value	5/29/2026	Monthly	$14,461,226	$156,163

[1]

The Goldman Sachs i-Select Long/Short Equity Custom Basket Index (the "Custom Basket Index") is constructed by selecting investments from a universe consisting of approximately the top 2,000 U.S.-listed companies by market capitalization (the “Parent Universe”) using machine learning models developed by a third-party model provider and trained on historical data to make predictions about a security’s return and/or risk. To be eligible for investment, a company must: (i) be part of the Parent Universe and listed on the NYSE or NASDAQ; (ii) have a share price above $20 per share as of the screening date (the models screen companies after the close of trading on the last trading day of each month); (iii) have an average daily trading volume of more than $3 million for the preceding six months; and (iv) if considered for short positions, have a borrow fee of less than 10% of the total value of the borrowed shares. The Custom Basket Index holds or has exposure to between 100-300 long positions and 100-300 short positions. The components of the Custom Basket Index as of March 31, 2026 are shown below:

The following table represents the individual positions and related values of underlying securities of the Goldman Sachs i-Select Long/Short Equity Custom Basket Index (GSIINWLS) Total Return Swap.

Investments	Shares	Value	Weight
LONG POSITIONS — 93.8%
COMMON STOCKS — 93.8%

Aerospace & Defense — 1.5%
Ducommun Inc	181	22,087	0.2%
HEICO Corp	101	27,775	0.2%
Karman Holdings Inc	632	50,569	0.3%
Kratos Defense & Security Solutions Inc	469	33,077	0.2%
Rocket Lab Corp	616	39,529	0.3%
TransDigm Group Inc	31	36,462	0.3%
Total Aerospace & Defense		209,499	1.5%

Air Freight & Logistics — 0.8%
CH Robinson Worldwide Inc	298	49,442	0.3%
Expeditors International of Washington Inc	399	57,077	0.4%
Hub Group Inc	599	21,577	0.1%
Air Freight & Logistics		128,096	0.8%

Automobile Components — 1.7%
Autoliv Inc	356	37,470	0.3%
BorgWarner Inc	479	25,967	0.2%
Garrett Motion Inc	1,357	24,652	0.2%
Gentex Corp	1,126	24,605	0.2%
LCI Industries	213	26,136	0.2%
Patrick Industries Inc	363	40,335	0.3%
Phinia Inc	581	39,781	0.3%
Automobile Components		218,946	1.7%

Automobiles — 0.5%
General Motors Co	447	33,295	0.2%
Tesla Inc	106	39,529	0.3%
Automobiles		72,824	0.5%

Banks — 1.4%
Bank First Corp	240	32,393	0.2%
Bank of NT Butterfield & Son Ltd/The	510	26,746	0.2%
Credicorp Ltd	182	61,614	0.4%
Customers Bancorp Inc	888	61,659	0.4%
Webster Financial Corp	377	26,145	0.2%
Banks		208,557	1.4%

Beverages — 0.2%
Monster Beverage Corp	419	30,358	0.2%

Biotechnology — 6.5%
AbbVie Inc	160	34,792	0.2%
ACADIA Pharmaceuticals Inc	1,919	42,706	0.3%
Alnylam Pharmaceuticals Inc	131	43,328	0.3%
AnaptysBio Inc	1,008	55,889	0.4%
Apellis Pharmaceuticals Inc	2,141	86,140	0.6%
Arrowhead Pharmaceuticals Inc	965	60,521	0.4%
Bridgebio Pharma Inc	892	66,234	0.5%
Catalyst Pharmaceuticals Inc	1,203	29,788	0.2%
Celcuity Inc	255	29,054	0.2%
Exelixis Inc	671	28,782	0.2%
Gilead Sciences Inc	273	37,983	0.3%
Halozyme Therapeutics Inc	643	41,540	0.3%
Ideaya Biosciences Inc	755	25,153	0.2%
Ionis Pharmaceuticals Inc	860	64,558	0.4%
Kiniksa Pharmaceuticals International Plc	571	27,487	0.2%
Mirum Pharmaceuticals Inc	557	51,474	0.4%
Natera Inc	125	25,018	0.2%
Neurocrine Biosciences Inc	274	36,137	0.2%
PTC Therapeutics Inc	1,117	76,123	0.5%
Travere Therapeutics Inc	1,120	33,268	0.2%
Viridian Therapeutics Inc	1,963	38,396	0.3%
Biotechnology		934,371	6.5%

Broadline Retail — 0.9%
Amazon.com Inc	296	61,736	0.4%
eBay Inc	514	46,758	0.3%
Ollie's Bargain Outlet Holdings Inc	320	29,413	0.2%
Broadline Retail		137,907	0.9%

Building Products — 0.9%
A O Smith Corp	342	22,581	0.2%
Allegion plc	227	33,003	0.2%
Armstrong World Industries Inc	280	46,063	0.3%
Griffon Corp	403	29,290	0.2%
Building Products		130,937	0.9%

Capital Markets — 6.4%
Acadian Asset Management Inc	562	30,576	0.2%
Affiliated Managers Group Inc	121	33,360	0.2%
Artisan Partners Asset Management Inc	1,799	65,451	0.5%
Brookfield Corp	837	33,856	0.2%
Coinbase Global Inc	174	30,310	0.2%
Deutsche Bank AG	740	22,041	0.2%
Evercore Inc	140	41,868	0.3%
Federated Hermes Inc	610	34,606	0.2%
Invesco Ltd	1,420	34,495	0.2%
Janus Henderson Group PLC	892	45,803	0.3%
Moelis & Co	933	53,157	0.4%
Moody's Corp	133	58,134	0.4%
MSCI Inc	92	49,365	0.3%
Nasdaq Inc	494	41,920	0.3%
Piper Sandler Cos	481	36,812	0.3%
PJT Partners Inc	351	48,991	0.3%
Robinhood Markets Inc	776	53,744	0.4%
S&P Global Inc	100	42,732	0.3%
SEI Investments Co	487	38,242	0.3%
StepStone Group Inc	1,029	49,100	0.3%
TPG Inc	1,395	56,502	0.4%
UBS Group AG	906	35,401	0.2%
Capital Markets		936,466	6.4%

Chemicals — 0.5%
NewMarket Corp	68	43,795	0.3%
Perimeter Solutions Inc	1,477	36,061	0.2%
Chemicals		79,856	0.5%

Commercial Services & Supplies — 2.1%
Brink's Co/The	194	20,145	0.1%
Cimpress PLC	592	43,250	0.3%
Healthcare Services Group Inc	1,419	26,315	0.2%
Interface Inc	1,561	38,896	0.3%
OPENLANE Inc	868	25,301	0.2%
RB Global Inc	329	31,557	0.2%
Rollins Inc	837	44,703	0.3%
Tetra Tech Inc	987	29,725	0.2%
Veralto Corp	512	45,229	0.3%
Commercial Services & Supplies		305,121	2.1%

Communications Equipment — 0.5%
Arista Networks Inc	624	76,565	0.5%

Construction & Engineering — 0.4%
EMCOR Group Inc	47	34,628	0.2%
Tutor Perini Corp	370	28,581	0.2%
Construction & Engineering		63,209	0.4%

Construction Materials — 0.2%
United States Lime & Minerals Inc	254	33,190	0.2%

Consumer Finance — 1.4%
Credit Acceptance Corp	78	32,920	0.2%
Enova International Inc	488	66,332	0.5%
Figure Technology Solutions Inc	960	32,601	0.2%
OneMain Holdings Inc	1,231	65,855	0.5%
Consumer Finance		197,708	1.4%

Consumer Staples Distribution & Retail — 0.2%
Casey's General Stores Inc	49	35,516	0.2%

Containers & Packaging — 0.3%
Sealed Air Corp	1,062	44,669	0.3%

Diversified Consumer Services — 1.1%
Duolingo Inc	297	29,312	0.2%
H&R Block Inc	1,553	49,295	0.3%
Laureate Education Inc	1,635	56,949	0.4%
Strategic Education Inc	301	25,008	0.2%
Diversified Consumer Services		160,564	1.1%

Diversified Telecommunication Services — 0.4%
AST SpaceMobile Inc	419	34,738	0.2%
BCE Inc	981	24,762	0.2%
Diversified Telecommunication Services		59,500	0.4%

Electric Utilities — 1.9%
Emera Inc	642	33,319	0.2%
Evergy Inc	341	27,929	0.2%
Oklo Inc	386	19,163	0.1%
Otter Tail Corp	599	52,572	0.4%
Pinnacle West Capital Corp	282	28,425	0.2%
PPL Corp	1,392	53,169	0.4%
TXNM Energy Inc	903	52,814	0.4%
Electric Utilities		267,391	1.9%

Electrical Equipment — 1.6%
Bloom Energy Corp	160	21,659	0.1%
EnerSys	228	39,684	0.3%
Nextpower Inc	569	68,587	0.5%
nVent Electric PLC	258	30,487	0.2%
Rockwell Automation Inc	119	42,762	0.3%
Thermon Group Holdings Inc	650	32,737	0.2%
Electrical Equipment		235,916	1.6%

Electronic Equipment, Instruments & Components — 1.5%
Avnet Inc	519	31,979	0.2%
Celestica Inc	140	39,434	0.3%
Crane NXT Co	866	35,161	0.2%
Napco Security Technologies Inc	865	34,088	0.2%
Plexus Corp	267	54,105	0.4%
Ralliant Corp	629	26,144	0.2%
Electronic Equipment, Instruments & Components		220,911	1.5%

Energy Equipment & Services — 0.5%
Solaris Energy Infrastructure Inc	1,179	66,620	0.5%

Entertainment — 1.4%
Electronic Arts Inc	393	80,181	0.6%
Madison Square Garden Entertainment Corp	473	27,892	0.2%
Take-Two Interactive Software Inc	172	34,041	0.2%
Warner Bros Discovery Inc	1,020	28,023	0.2%
Warner Music Group Corp	1,063	27,155	0.2%
Entertainment		197,292	1.4%

Financial Services — 0.9%
Essent Group Ltd	430	25,147	0.2%
EVERTEC Inc	848	23,943	0.2%
Jack Henry & Associates Inc	256	40,427	0.3%
MGIC Investment Corp	1,185	31,099	0.2%
Financial Services		120,616	0.9%

Food Products — 1.3%
Cal-Maine Foods Inc	523	41,418	0.3%
Ingredion Inc	300	33,836	0.2%
Pilgrim's Pride Corp	893	33,707	0.2%
Seaboard Corp	8	45,353	0.3%
Tyson Foods Inc	662	42,436	0.3%
Food Products		196,750	1.3%

Gas Utilities — 0.5%
National Fuel Gas Co	294	27,645	0.2%
Southwest Gas Holdings Inc	469	40,789	0.3%
Gas Utilities		68,434	0.5%

Ground Transportation — 0.3%
Avis Budget Group Inc	267	38,951	0.3%

Health Care Equipment & Supplies — 3.5%
Artivion Inc	894	32,745	0.2%
Axogen Inc	1,351	44,746	0.3%
Boston Scientific Corp	390	24,452	0.2%
Globus Medical Inc	282	24,335	0.2%
Haemonetics Corp	526	29,655	0.2%
Hologic Inc	477	36,034	0.2%
IDEXX Laboratories Inc	54	30,531	0.2%
Insulet Corp	155	32,461	0.2%
IRhythm Holdings Inc	297	35,083	0.2%
LivaNova PLC	463	29,403	0.2%
Medtronic PLC	402	34,809	0.2%
Omnicell Inc	1,340	44,734	0.3%
Penumbra Inc	97	31,947	0.2%
ResMed Inc	123	27,513	0.2%
STERIS PLC	118	26,150	0.2%
UFP Technologies Inc	227	43,932	0.3%
Health Care Equipment & Supplies		528,530	3.5%

Health Care Providers & Services — 0.6%
Guardant Health Inc	601	55,557	0.4%
HCA Healthcare Inc	50	23,879	0.2%
Health Care Providers & Services		79,436	0.6%

Health Care REITs — 0.2%
CareTrust REIT Inc	647	23,725	0.2%

Health Care Technology — 0.6%
Doximity Inc	1,120	26,105	0.2%
HeartFlow Inc	1,266	30,799	0.2%
Veeva Systems Inc	170	29,910	0.2%
Health Care Technology		86,814	0.6%

Hotels, Restaurants & Leisure — 2.1%
Booking Holdings Inc	16	67,088	0.5%
Chipotle Mexican Grill Inc	779	24,944	0.2%
Domino's Pizza Inc	169	60,680	0.4%
DoorDash Inc	238	35,708	0.2%
Expedia Group Inc	140	32,429	0.2%
Planet Fitness Inc	400	29,718	0.2%
Red Rock Resorts Inc	616	32,890	0.2%
Royal Caribbean Cruises Ltd	86	23,654	0.2%
Hotels, Restaurants & Leisure		307,111	2.1%

Household Durables — 0.3%
TopBuild Corp	110	38,547	0.3%

Independent Power and Renewable Electricity Producers — 0.5%
Ormat Technologies Inc	651	72,882	0.5%

Insurance — 0.9%
Lemonade Inc	1,054	66,085	0.5%
Lincoln National Corp	760	26,979	0.2%
Neptune Insurance Holdings Inc	1,287	31,136	0.2%
Insurance		124,200	0.9%

Interactive Media & Services — 1.4%
Alphabet Inc	303	87,229	0.6%
Cargurus Inc	976	33,216	0.2%
Meta Platforms Inc	86	49,011	0.3%
Reddit Inc	375	50,534	0.3%
Interactive Media & Services		219,990	1.4%

IT Services — 3.7%
Akamai Technologies Inc	395	45,329	0.3%
Amdocs Ltd	671	43,771	0.3%
Applied Digital Corp	1,761	41,801	0.3%
Cognizant Technology Solutions Corp	581	35,672	0.2%
DigitalOcean Holdings Inc	727	62,382	0.4%
EPAM Systems Inc	317	42,904	0.3%
GoDaddy Inc	323	26,662	0.2%
International Business Machines Corp	217	52,611	0.4%
MongoDB Inc	154	37,626	0.3%
Shopify Inc	322	38,151	0.3%
Snowflake Inc	200	30,106	0.2%
VeriSign Inc	202	50,093	0.3%
Wix.com Ltd	348	31,372	0.2%
IT Services		538,480	3.7%

Leisure Products — 1.2%
BRP Inc	676	48,517	0.3%
Hasbro Inc	575	53,800	0.4%
Polaris Inc	777	42,330	0.3%
YETI Holdings Inc	861	31,497	0.2%
Leisure Products		176,144	1.2%

Life Sciences Tools & Services — 4.2%
Agilent Technologies Inc	423	48,220	0.3%
Bio-Techne Corp	858	44,862	0.3%
Charles River Laboratories International Inc	336	57,923	0.4%
ICON PLC	278	30,761	0.2%
Illumina Inc	522	64,339	0.4%
IQVIA Holdings Inc	347	59,245	0.4%
Medpace Holdings Inc	220	105,412	0.7%
Mettler-Toledo International Inc	31	38,590	0.3%
QIAGEN NV	1,631	65,290	0.5%
Repligen Corp	304	35,818	0.2%
Thermo Fisher Scientific Inc	82	40,367	0.3%
Waters Corp	101	30,201	0.2%
Life Sciences Tools & Services		621,028	4.2%

Machinery — 1.7%
Atmus Filtration Technologies Inc	710	40,290	0.3%
Chart Industries Inc	313	64,759	0.4%
Donaldson Co Inc	387	32,831	0.2%
Lincoln Electric Holdings Inc	108	26,872	0.2%
Mueller Industries Inc	462	51,224	0.4%
Pentair PLC	383	33,400	0.2%
Machinery		249,376	1.7%

Media — 0.4%
EchoStar Corp	283	33,142	0.2%
Trade Desk Inc/The	1,496	33,954	0.2%
Media		67,096	0.4%

Metals & Mining — 2.6%
Alpha Metallurgical Resources Inc	365	74,925	0.5%
Barrick Mining Corp	683	27,858	0.2%
Commercial Metals Co	884	54,311	0.4%
Constellium SE	1,003	24,647	0.2%
Eldorado Gold Corp	584	20,056	0.1%
ERO Copper Corp	1,307	34,852	0.2%
Kinross Gold Corp	937	28,583	0.2%
Nucor Corp	195	32,918	0.2%
Reliance Inc	124	37,614	0.3%
Warrior Met Coal Inc	474	44,165	0.3%
Metals & Mining		379,929	2.6%

Multi-Utilities — 0.7%
Avista Corp	646	25,945	0.2%
Black Hills Corp	523	36,293	0.3%
Northwestern Energy Group Inc	508	33,512	0.2%
Multi-Utilities		95,750	0.7%

Office REITs — 0.6%
COPT Defense Properties	1,253	38,334	0.3%
Kilroy Realty Corp	1,391	39,238	0.3%
Office REITs		77,572	0.6%

Oil, Gas & Consumable Fuels — 2.5%
CNX Resources Corp	721	27,794	0.2%
Core Natural Resources Inc	454	47,496	0.3%
Coterra Energy Inc	838	29,454	0.2%
Devon Energy Corp	752	37,848	0.3%
Energy Fuels Inc/Canada	1,309	23,884	0.2%
Gulfport Energy Corp	137	28,880	0.2%
HF Sinclair Corp	692	43,144	0.3%
Peabody Energy Corp	1,485	48,934	0.3%
Suncor Energy Inc	655	43,284	0.3%
TC Energy Corp	422	26,415	0.2%
Oil, Gas & Consumable Fuels		357,133	2.5%

Pharmaceuticals — 2.1%
ANI Pharmaceuticals Inc	643	49,436	0.3%
Axsome Therapeutics Inc	175	29,650	0.2%
Harmony Biosciences Holdings Inc	1,731	48,472	0.3%
Indivior Pharmaceuticals Inc	2,936	89,504	0.6%
Jazz Pharmaceuticals PLC	262	49,546	0.3%
Liquidia Corp	1,721	64,932	0.4%
Pharmaceuticals		331,540	2.1%

Professional Services — 2.9%
Amentum Holdings Inc	1,830	47,734	0.3%
Automatic Data Processing Inc	213	43,257	0.3%
Broadridge Financial Solutions Inc	184	29,923	0.2%
CSG Systems International Inc	433	34,590	0.2%
ExlService Holdings Inc	901	27,444	0.2%
Huron Consulting Group Inc	310	39,540	0.3%
Maximus Inc	776	49,744	0.3%
Paycom Software Inc	206	25,085	0.2%
Paylocity Holding Corp	253	27,369	0.2%
Planet Labs PBC	1,251	34,971	0.2%
SS&C Technologies Holdings Inc	539	36,404	0.3%
TriNet Group Inc	873	31,802	0.2%
Professional Services		427,863	2.9%

Real Estate Management & Development — 0.9%
CBRE Group Inc	363	49,196	0.3%
CoStar Group Inc	554	22,334	0.2%
Jones Lang LaSalle Inc	181	55,126	0.4%
Real Estate Management & Development		126,656	0.9%

Semiconductors & Semiconductor Equipment — 7.7%
ACM Research Inc	530	20,873	0.1%
Advanced Micro Devices Inc	309	62,850	0.4%
Allegro MicroSystems Inc	1,160	36,587	0.3%
Amkor Technology Inc	871	39,233	0.3%
Astera Labs Inc	577	63,196	0.4%
Axcelis Technologies Inc	469	43,666	0.3%
Broadcom Inc	211	65,275	0.5%
Credo Technology Group Holding Ltd	739	69,408	0.5%
First Solar Inc	189	37,360	0.3%
Intel Corp	1,102	48,618	0.3%
KLA Corp	27	39,687	0.3%
Lam Research Corp	192	41,034	0.3%
MACOM Technology Solutions Holdings Inc	101	22,539	0.2%
Microchip Technology Inc	726	46,880	0.3%
Micron Technology Inc	144	48,652	0.3%
MKS Inc	111	25,594	0.2%
Nova Ltd	129	55,839	0.4%
NVIDIA Corp	479	83,624	0.6%
NXP Semiconductors NV	149	29,374	0.2%
Rambus Inc	805	69,250	0.5%
Texas Instruments Inc	305	59,268	0.4%
Tower Semiconductor Ltd	332	58,332	0.4%
Veeco Instruments Inc	753	25,508	0.2%
Semiconductors & Semiconductor Equipment		1,092,647	7.7%

Software — 8.3%
Appfolio Inc	221	34,955	0.2%
AppLovin Corp	75	30,011	0.2%
Atlassian Corp	422	28,817	0.2%
Autodesk Inc	176	42,141	0.3%
Blackbaud Inc	1,057	40,825	0.3%
BlackLine Inc	1,298	48,028	0.3%
Cadence Design Systems Inc	101	27,929	0.2%
Check Point Software Technologies Ltd	378	54,057	0.4%
Crowdstrike Holdings Inc	151	58,842	0.4%
Datadog Inc	579	68,388	0.5%
Dropbox Inc	3,134	71,204	0.5%
Gen Digital Inc	1,285	24,191	0.2%
Intapp Inc	1,321	33,939	0.2%
Intuit Inc	90	38,763	0.3%
IREN Ltd	778	26,662	0.2%
JFrog Ltd	1,158	54,354	0.4%
Microsoft Corp	125	46,152	0.3%
Oracle Corp	203	29,831	0.2%
Palantir Technologies Inc	342	50,039	0.3%
Palo Alto Networks Inc	203	32,513	0.2%
Qualys Inc	709	62,301	0.4%
ServiceNow Inc	242	25,252	0.2%
SPS Commerce Inc	911	50,740	0.4%
Teradata Corp	1,090	27,938	0.2%
Varonis Systems Inc	1,161	24,924	0.2%
Workday Inc	311	40,353	0.3%
Workiva Inc	575	34,293	0.2%
Zoom Communications Inc	783	62,951	0.4%
Zscaler Inc	214	30,017	0.2%
Software		1,200,410	8.3%

Specialized REITs — 0.3%
Rayonier Inc	2,249	46,380	0.3%

Specialty Retail — 1.2%
Carvana Co	135	42,543	0.3%
Murphy USA Inc	81	39,871	0.3%
O'Reilly Automotive Inc	521	48,109	0.3%
Wayfair Inc	534	40,145	0.3%
Specialty Retail		170,668	1.2%

Technology Hardware, Storage & Peripherals — 1.9%
Apple Inc	153	38,767	0.3%
Everpure Inc	676	39,903	0.3%
GPGI Inc	2,278	38,949	0.3%
Sandisk Corp/DE	51	32,337	0.2%
Seagate Technology Holdings PLC	181	70,931	0.5%
Western Digital Corp	172	46,591	0.3%
Technology Hardware, Storage & Peripherals		267,478	1.9%

Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp	262	26,218	0.2%
Steven Madden Ltd	923	31,304	0.2%
Textiles, Apparel & Luxury Goods		57,522	0.4%

Tobacco — 0.2%
Altria Group Inc	501	33,079	0.2%

Trading Companies & Distributors — 1.1%
GATX Corp	164	28,021	0.2%
Sumisho Air Lease Corp	756	49,088	0.3%
WESCO International Inc	90	24,557	0.2%
Xometry Inc	1,255	51,273	0.4%
Trading Companies & Distributors		152,939	1.1%

Transportation Infrastructure — 0.3%
Corp America Airports SA	1,504	38,047	0.3%

Water Utilities — 0.2%
Essential Utilities Inc	861	34,671	0.2%

Wireless Telecommunication Services — 0.8%
Array Digital Infrastructure Inc	942	43,463	0.3%
Rogers Communications Inc	749	28,794	0.2%
Telephone and Data Systems Inc	1,040	43,787	0.3%
Wireless Telecommunication Services		116,044	0.8%

TOTAL LONG POSITIONS		13,616,427	93.8%

SHORT POSITIONS — (78.3)%
COMMON STOCKS — (78.3)%

Aerospace & Defense — (0.6)%
Axon Enterprise Inc	(104)	(44,320)	(0.3)%
Cadre Holdings Inc	(1,185)	(36,370)	(0.3)%
Aerospace & Defense		(80,690)	(0.6)%

Automobile Components — (0.8)%
Adient PLC	(1,464)	(29,594)	(0.2)%
Lear Corp	(338)	(40,873)	(0.3)%
Visteon Corp	(473)	(43,065)	(0.3)%
Automobile Components		(113,532)	(0.8)%

Automobiles — (0.2)%
Ferrari NV	(100)	(33,713)	(0.2)%

Banks — (1.6)%
BancFirst Corp	(317)	(34,427)	(0.2)%
Beacon Financial Corp	(1,109)	(33,283)	(0.2)%
Canadian Imperial Bank of Commerce	(372)	(35,292)	(0.2)%
Cullen/Frost Bankers Inc	(225)	(30,891)	(0.2)%
First Financial Bankshares Inc	(1,091)	(32,124)	(0.2)%
Pinnacle Financial Partners Inc	(647)	(55,703)	(0.4)%
Prosperity Bancshares Inc	(431)	(28,983)	(0.2)%
Banks		(250,703)	(1.6)%

Beverages — (1.1)%
Boston Beer Co Inc/The	(127)	(29,303)	(0.2)%
Brown-Forman Corp	(1,995)	(52,745)	(0.4)%
Keurig Dr Pepper Inc	(1,314)	(34,593)	(0.2)%
Primo Brands Corp	(1,939)	(36,502)	(0.3)%
Beverages		(153,143)	(1.1)%

Biotechnology — (10.2)%
Agios Pharmaceuticals Inc	(3,183)	(107,678)	(0.7)%
Beam Therapeutics Inc	(2,220)	(52,907)	(0.4)%
BioMarin Pharmaceutical Inc	(590)	(33,330)	(0.2)%
Celldex Therapeutics Inc	(2,735)	(86,741)	(0.6)%
CG oncology Inc	(1,141)	(77,199)	(0.5)%
CRISPR Therapeutics AG	(1,561)	(74,272)	(0.5)%
Denali Therapeutics Inc	(1,653)	(31,739)	(0.2)%
Dianthus Therapeutics Inc	(649)	(54,500)	(0.4)%
Immunovant Inc	(2,424)	(60,217)	(0.4)%
Kodiak Sciences Inc	(1,252)	(47,714)	(0.3)%
Kymera Therapeutics Inc	(866)	(72,170)	(0.5)%
Moderna Inc	(722)	(36,672)	(0.3)%
Newamsterdam Pharma Co NV	(2,745)	(87,861)	(0.6)%
Palvella Therapeutics Inc	(394)	(49,098)	(0.3)%
Roivant Sciences Ltd	(1,860)	(51,521)	(0.4)%
Scholar Rock Holding Corp	(1,364)	(67,048)	(0.5)%
Spyre Therapeutics Inc	(1,867)	(94,186)	(0.7)%
Twist Bioscience Corp	(1,542)	(73,286)	(0.5)%
Vaxcyte Inc	(1,924)	(111,820)	(0.8)%
Vericel Corp	(1,297)	(41,726)	(0.3)%
Viking Therapeutics Inc	(2,524)	(82,117)	(0.6)%
Xenon Pharmaceuticals Inc	(1,347)	(78,340)	(0.5)%
Biotechnology		(1,472,142)	(10.2)%

Building Products — (1.5)%
AAON Inc	(468)	(38,719)	(0.3)%
Carlisle Cos Inc	(81)	(27,166)	(0.2)%
Carrier Global Corp	(588)	(33,114)	(0.2)%
CSW Industrials Inc	(244)	(63,488)	(0.4)%
Fortune Brands Innovations Inc	(588)	(22,918)	(0.2)%
Lennox International Inc	(57)	(26,602)	(0.2)%
Building Products		(212,007)	(1.5)%

Capital Markets — (2.6)%
Bullish	(2,694)	(96,241)	(0.7)%
CME Group Inc	(119)	(35,291)	(0.2)%
Cohen & Steers Inc	(678)	(42,416)	(0.3)%
Freedom Holding Corp/NV	(253)	(36,636)	(0.3)%
Marex Group PLC	(1,181)	(52,629)	(0.4)%
MarketAxess Holdings Inc	(193)	(31,879)	(0.2)%
Tradeweb Markets Inc	(286)	(33,695)	(0.2)%
XP Inc	(2,341)	(44,580)	(0.3)%
Capital Markets		(373,367)	(2.6)%

Chemicals — (6.3)%
Albemarle Corp	(236)	(42,340)	(0.3)%
Avient Corp	(1,509)	(54,775)	(0.4)%
Celanese Corp	(1,430)	(94,045)	(0.7)%
Corteva Inc	(456)	(38,151)	(0.3)%
Dow Inc	(1,966)	(81,882)	(0.6)%
Eastman Chemical Co	(543)	(41,462)	(0.3)%
Element Solutions Inc	(1,240)	(42,348)	(0.3)%
Hawkins Inc	(219)	(33,675)	(0.2)%
HB Fuller Co	(646)	(39,866)	(0.3)%
International Flavors & Fragrances Inc	(454)	(32,968)	(0.2)%
LyondellBasell Industries NV	(1,236)	(99,567)	(0.7)%
Methanex Corp	(759)	(45,205)	(0.3)%
Olin Corp	(2,955)	(87,840)	(0.6)%
Sensient Technologies Corp	(325)	(28,056)	(0.2)%
Solstice Advanced Materials Inc	(623)	(47,452)	(0.3)%
Westlake Corp	(769)	(89,827)	(0.6)%
Chemicals		(899,459)	(6.3)%

Commercial Services & Supplies — (0.6)%
ABM Industries Inc	(781)	(30,068)	(0.2)%
BOYD GROUP INC	(399)	(51,066)	(0.4)%
Commercial Services & Supplies		(81,134)	(0.6)%

Communications Equipment — (0.2)%
Applied Optoelectronics Inc	(423)	(35,746)	(0.2)%

Construction & Engineering — (1.0)%
Legence Corp	(1,381)	(77,999)	(0.5)%
WillScot Holdings Corp	(4,262)	(73,994)	(0.5)%
Construction & Engineering		(151,993)	(1.0)%

Construction Materials — (0.8)%
Amrize Ltd	(489)	(27,399)	(0.2)%
Knife River Corp	(1,025)	(83,709)	(0.6)%
Construction Materials		(111,108)	(0.8)%

Consumer Staples Distribution & Retail — (1.0)%
Chefs' Warehouse Inc/The	(922)	(54,808)	(0.4)%
Costco Wholesale Corp	(33)	(32,722)	(0.2)%
Target Corp	(470)	(56,916)	(0.4)%
Consumer Staples Distribution & Retail		(144,446)	(1.0)%

Containers & Packaging — (0.7)%
Amcor PLC	(671)	(26,676)	(0.2)%
Ball Corp	(463)	(27,394)	(0.2)%
Smurfit Westrock PLC	(1,051)	(41,863)	(0.3)%
Containers & Packaging		(95,933)	(0.7)%

Distributors — (0.5)%
LKQ Corp	(2,501)	(73,450)	(0.5)%

Diversified Consumer Services — (0.8)%
Liberty Live Holdings Inc	(378)	(35,534)	(0.2)%
Universal Technical Institute Inc	(2,264)	(81,725)	(0.6)%
Diversified Consumer Services		(117,259)	(0.8)%

Diversified Telecommunication Services — (0.8)%
Globalstar Inc	(833)	(55,353)	(0.4)%
Iridium Communications Inc	(1,919)	(53,219)	(0.4)%
Diversified Telecommunication Services		(108,572)	(0.8)%

Electric Utilities — (0.5)%
Constellation Energy Corp	(239)	(66,789)	(0.5)%

Electrical Equipment — (0.7)%
American Superconductor Corp	(1,620)	(54,832)	(0.4)%
GE Vernova Inc	(43)	(37,292)	(0.3)%
Electrical Equipment		(92,124)	(0.7)%

Electronic Equipment, Instruments & Components — (1.1)%
Ingram Micro Holding Corp	(3,006)	(70,076)	(0.5)%
Insight Enterprises Inc	(784)	(52,560)	(0.4)%
nLight Inc	(479)	(27,318)	(0.2)%
Electronic Equipment, Instruments & Components		(149,954)	(1.1)%

Energy Equipment & Services — (0.3)%
Enerflex Ltd	(2,007)	(41,977)	(0.3)%

Entertainment — (0.9)%
Cinemark Holdings Inc	(1,054)	(30,048)	(0.2)%
Live Nation Entertainment Inc	(275)	(41,974)	(0.3)%
Madison Square Garden Sports Corp	(103)	(33,041)	(0.2)%
ROBLOX Corp	(559)	(31,596)	(0.2)%
Entertainment		(136,659)	(0.9)%

Financial Services — (0.9)%
Berkshire Hathaway Inc	(66)	(31,513)	(0.2)%
Global Payments Inc	(426)	(28,665)	(0.2)%
Sezzle Inc	(745)	(47,121)	(0.3)%
Walker & Dunlop Inc	(680)	(30,159)	(0.2)%
Financial Services		(137,458)	(0.9)%

Food Products — (0.5)%
Freshpet Inc	(719)	(42,363)	(0.3)%
McCormick & Co Inc/MD	(532)	(26,813)	(0.2)%
Food Products		(69,176)	(0.5)%

Ground Transportation — (1.5)%
Canadian National Railway Co	(414)	(42,561)	(0.3)%
Canadian Pacific Kansas City Ltd	(492)	(38,682)	(0.3)%
Knight-Swift Transportation Holdings Inc	(537)	(30,930)	(0.2)%
Landstar System Inc	(203)	(32,488)	(0.2)%
Saia Inc	(142)	(50,050)	(0.3)%
TFI International Inc	(304)	(32,981)	(0.2)%
Ground Transportation		(227,692)	(1.5)%

Health Care Equipment & Supplies — (1.8)%
Alcon AG	(346)	(26,100)	(0.2)%
Align Technology Inc	(347)	(59,425)	(0.4)%
Baxter International Inc	(1,815)	(30,486)	(0.2)%
Establishment Labs Holdings Inc	(587)	(33,319)	(0.2)%
LeMaitre Vascular Inc	(547)	(59,716)	(0.4)%
Medline Inc	(1,192)	(53,036)	(0.4)%
Health Care Equipment & Supplies		(262,082)	(1.8)%

Health Care Providers & Services — (4.0)%
Acadia Healthcare Co Inc	(4,006)	(93,691)	(0.6)%
Centene Corp	(1,051)	(34,402)	(0.2)%
Cigna Group/The	(106)	(28,388)	(0.2)%
CVS Health Corp	(483)	(34,665)	(0.2)%
DaVita Inc	(302)	(46,474)	(0.3)%
Ensign Group Inc/The	(155)	(31,288)	(0.2)%
Henry Schein Inc	(484)	(35,697)	(0.2)%
Hinge Health Inc	(1,168)	(45,027)	(0.3)%
Humana Inc	(317)	(54,959)	(0.4)%
McKesson Corp	(33)	(28,763)	(0.2)%
Molina Healthcare Inc	(328)	(43,709)	(0.3)%
PACS Group Inc	(1,405)	(45,126)	(0.3)%
Privia Health Group Inc	(1,634)	(33,620)	(0.2)%
UnitedHealth Group Inc	(209)	(56,542)	(0.4)%
Health Care Providers & Services		(612,351)	(4.0)%

Health Care REITs — (0.5)%
Alexandria Real Estate Equities Inc	(1,488)	(69,070)	(0.5)%

Health Care Technology — (0.2)%
Waystar Holding Corp	(1,245)	(30,019)	(0.2)%

Hotel & Resort REITs — (0.3)%
Ryman Hospitality Properties Inc	(424)	(39,104)	(0.3)%

Hotels, Restaurants & Leisure — (4.5)%
Caesars Entertainment Inc	(4,083)	(107,918)	(0.7)%
Cava Group Inc	(1,307)	(105,727)	(0.7)%
Choice Hotels International Inc	(299)	(30,941)	(0.2)%
Dutch Bros Inc	(1,031)	(52,234)	(0.4)%
Hyatt Hotels Corp	(237)	(34,141)	(0.2)%
Marriott Vacations Worldwide Corp	(1,292)	(84,129)	(0.6)%
MGM Resorts International	(1,726)	(63,874)	(0.4)%
Shake Shack Inc	(824)	(72,878)	(0.5)%
Starbucks Corp	(446)	(40,001)	(0.3)%
Wyndham Hotels & Resorts Inc	(569)	(46,221)	(0.3)%
Yum China Holdings Inc	(577)	(28,145)	(0.2)%
Hotels, Restaurants & Leisure		(666,209)	(4.5)%

Household Durables — (3.1)%
Cavco Industries Inc	(102)	(49,474)	(0.3)%
Century Communities Inc	(945)	(54,251)	(0.4)%
Champion Homes Inc	(711)	(52,910)	(0.4)%
Green Brick Partners Inc	(741)	(47,782)	(0.3)%
KB Home	(666)	(34,450)	(0.2)%
Lennar Corp	(425)	(36,883)	(0.3)%
Meritage Homes Corp	(858)	(53,082)	(0.4)%
Central Garden & Pet Co	(1,118)	(36,259)	(0.3)%
Reynolds Consumer Products Inc	(1,338)	(28,337)	(0.2)%
Spectrum Brands Holdings Inc	(499)	(36,803)	(0.3)%
Household Products		(430,231)	(3.1)%

Industrial REITs — (0.8)%
Lineage Inc	(2,771)	(90,763)	(0.6)%
Prologis Inc	(235)	(31,024)	(0.2)%
Industrial REITs		(121,787)	(0.8)%

Insurance — (2.0)%
American International Group Inc	(419)	(31,499)	(0.2)%
Assured Guaranty Ltd	(513)	(41,823)	(0.3)%
Baldwin Insurance Group Inc/The	(3,228)	(70,814)	(0.5)%
F&G Annuities & Life Inc	(1,394)	(35,293)	(0.2)%
RenaissanceRe Holdings Ltd	(110)	(32,606)	(0.2)%
Sun Life Financial Inc	(468)	(29,262)	(0.2)%
White Mountains Insurance Group Ltd	(26)	(57,084)	(0.4)%
Insurance		(298,381)	(2.0)%

IT Services — (0.2)%
Globant SA	(664)	(30,618)	(0.2)%

Machinery — (2.7)%
Albany International Corp	(1,276)	(66,606)	(0.5)%
ATS Corp	(1,918)	(54,085)	(0.4)%
Fortive Corp	(620)	(34,267)	(0.2)%
Greenbrier Cos Inc/The	(1,168)	(61,504)	(0.4)%
Kadant Inc	(113)	(32,972)	(0.2)%
Middleby Corp/The	(417)	(55,302)	(0.4)%
SPX Technologies Inc	(138)	(27,514)	(0.2)%
Stanley Black & Decker Inc	(846)	(60,123)	(0.4)%
Machinery		(392,373)	(2.7)%

Marine Transportation — (0.2)%
Kirby Corp	(247)	(32,859)	(0.2)%

Media — (0.9)%
Charter Communications Inc	(295)	(63,639)	(0.4)%
John Wiley & Sons Inc	(1,079)	(41,125)	(0.3)%
Omnicom Group Inc	(476)	(35,856)	(0.2)%
Media		(140,620)	(0.9)%

Metals & Mining — (1.3)%
McEwen Inc	(1,463)	(29,876)	(0.2)%
Orla Mining Ltd	(1,720)	(27,740)	(0.2)%
Perpetua Resources Corp	(1,636)	(45,992)	(0.3)%
Seabridge Gold Inc	(1,496)	(42,394)	(0.3)%
Skeena Resources Ltd	(1,643)	(48,845)	(0.3)%
Metals & Mining		(194,847)	(1.3)%

Office REITs — (0.2)%
SL Green Realty Corp	(774)	(28,584)	(0.2)%

Oil, Gas & Consumable Fuels — (1.5)%
California Resources Corp	(547)	(37,883)	(0.3)%
Marathon Petroleum Corp	(149)	(36,464)	(0.3)%
Matador Resources Co	(565)	(35,684)	(0.2)%
Northern Oil & Gas Inc	(1,332)	(38,929)	(0.3)%
Texas Pacific Land Corp	(126)	(59,985)	(0.4)%
Oil, Gas & Consumable Fuels		(208,945)	(1.5)%

Paper & Forest Products — (0.3)%
West Fraser Timber Co Ltd	(704)	(45,988)	(0.3)%

Passenger Airlines — (0.7)%
Alaska Air Group Inc	(839)	(30,849)	(0.2)%
SkyWest Inc	(414)	(38,033)	(0.3)%
United Airlines Holdings Inc	(379)	(34,883)	(0.2)%
Passenger Airlines		(103,765)	(0.7)%

Personal Care Products — (0.8)%
elf Beauty Inc	(852)	(51,623)	(0.4)%
Interparfums Inc	(648)	(58,853)	(0.4)%
Personal Care Products		(110,476)	(0.8)%

Pharmaceuticals — (1.6)%
Alumis Inc	(1,585)	(34,908)	(0.2)%
Enliven Therapeutics Inc	(2,052)	(80,437)	(0.6)%
Tarsus Pharmaceuticals Inc	(1,090)	(76,478)	(0.5)%
Terns Pharmaceuticals Inc	(832)	(43,859)	(0.3)%
Pharmaceuticals		(235,682)	(1.6)%

Professional Services — (0.4)%
Equifax Inc	(181)	(32,634)	(0.2)%
TransUnion	(400)	(27,644)	(0.2)%
Professional Services		(60,278)	(0.4)%

Real Estate Management & Development — (0.7)%
Landbridge Co LLC	(1,374)	(94,843)	(0.7)%

Residential REITs — (0.4)%
Sun Communities Inc	(432)	(54,475)	(0.4)%

Retail REITs — (0.8)%
Acadia Realty Trust	(3,220)	(61,573)	(0.4)%
Agree Realty Corp	(386)	(29,128)	(0.2)%
NNN REIT Inc	(855)	(35,942)	(0.2)%
Retail REITs		(126,643)	(0.8)%

Semiconductors & Semiconductor Equipment — (1.5)%
AXT Inc	(1,034)	(58,899)	(0.4)%
Camtek Ltd/Israel	(212)	(32,197)	(0.2)%
Enphase Energy Inc	(733)	(27,706)	(0.2)%
Ichor Holdings Ltd	(886)	(41,281)	(0.3)%
Qnity Electronics Inc	(483)	(55,759)	(0.4)%
Semiconductors & Semiconductor Equipment		(215,842)	(1.5)%

Software — (2.3)%
BILL Holdings Inc	(921)	(35,278)	(0.2)%
Circle Internet Group Inc	(794)	(75,787)	(0.5)%
Figma Inc	(2,949)	(62,340)	(0.4)%
LiveRamp Holdings Inc	(1,901)	(50,419)	(0.3)%
Rubrik Inc	(1,122)	(54,936)	(0.4)%
Samsara Inc	(2,287)	(72,478)	(0.5)%
Software		(351,238)	(2.3)%

Specialized REITs — (0.5)%
Equinix Inc	(36)	(34,826)	(0.2)%
Smartstop Self Storage REIT Inc	(1,284)	(38,889)	(0.3)%
Specialized REITs		(73,715)	(0.5)%

Specialty Retail — (2.8)%
Advance Auto Parts Inc	(1,109)	(58,487)	(0.4)%
Bath & Body Works Inc	(2,566)	(47,907)	(0.3)%
CarMax Inc	(1,479)	(61,488)	(0.4)%
Chewy Inc	(1,340)	(36,186)	(0.3)%
Floor & Decor Holdings Inc	(1,214)	(61,665)	(0.4)%
GameStop Corp	(2,477)	(57,062)	(0.4)%
Valvoline Inc	(998)	(33,600)	(0.2)%
Victoria's Secret & Co	(1,297)	(60,135)	(0.4)%
Specialty Retail		(416,530)	(2.8)%

Technology Hardware, Storage & Peripherals — (0.4)%
Super Micro Computer Inc	(2,486)	(56,599)	(0.4)%

Textiles, Apparel & Luxury Goods — (3.0)%
Amer Sports Inc	(857)	(28,226)	(0.2)%
Birkenstock Holding Plc	(1,427)	(51,131)	(0.4)%
Columbia Sportswear Co	(1,314)	(72,029)	(0.5)%
Kontoor Brands Inc	(736)	(51,747)	(0.4)%
Lululemon Athletica Inc	(380)	(58,148)	(0.4)%
NIKE Inc	(606)	(31,993)	(0.2)%
On Holding AG	(786)	(26,755)	(0.2)%
PVH Corp	(1,362)	(95,008)	(0.7)%
Textiles, Apparel & Luxury Goods		(415,037)	(3.0)%

Trading Companies & Distributors — (0.2)%
EquipmentShare.com Inc	(1,149)	(23,401)	(0.2)%

TOTAL SHORT POSITIONS		(11,372,818)	(78.3)%

Other assets less liabilities — 84.5%		12,217,617	84.5%

TOTAL — 100.0%		$14,461,226	100.0%

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree Efficient Long/Short U.S. Equity Fund (WTLS)
March 31, 2026

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$–	$12,889,775	$–	$12,889,775
Mutual Fund	–	384,014	–	384,014
Total Investments in Securities	$–	$13,273,789	$–	$13,273,789
Financial Derivative Instruments
Total Return Swaps (OTC)[1]	$–	$156,163	$–	$156,163
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(470,472)	$–	$–	$(470,472)
Total - Net	$(470,472)	$13,429,952	$–	$12,959,480

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree Efficient U.S. Plus International Equity Fund (NTSD)
March 31, 2026

Investments	Shares	Value
COMMON STOCKS — 87.2%
Netherlands — 0.0%
NXP Semiconductors NV	2	$394
South Korea — 0.1%
Coupang, Inc.*	51	963
Switzerland — 0.1%
TE Connectivity PLC	4	836
United Kingdom — 0.0%
TechnipFMC PLC	8	553
United States — 87.0%
3M Co.	16	2,324
Abbott Laboratories	49	5,031
AbbVie, Inc.	49	10,657
Accenture PLC, Class A	6	1,190
Adobe, Inc.*	12	2,917
Advanced Micro Devices, Inc.*	49	9,968
Affirm Holdings, Inc.*	2	92
Aflac, Inc.	18	1,975
Agilent Technologies, Inc.	8	912
Air Products & Chemicals, Inc.	6	1,743
Airbnb, Inc., Class A*	16	2,020
Alliant Energy Corp.	8	574
Allstate Corp.	8	1,659
Alnylam Pharmaceuticals, Inc.*	4	1,323
Alphabet, Inc., Class A	353	101,509
Altria Group, Inc.	51	3,366
Amazon.com, Inc.*	300	62,481
Amcor PLC	10	398
Ameren Corp.	8	879
American Electric Power Co., Inc.	16	2,097
American Express Co.	20	6,050
American International Group, Inc.	20	1,505
American Tower Corp.	12	2,071
American Water Works Co., Inc.	6	817
Ameriprise Financial, Inc.	2	889
AMETEK, Inc.	6	1,286
Amgen, Inc.	16	5,630
Amphenol Corp., Class A	34	4,296
Amrize Ltd.*	12	672
Analog Devices, Inc.	14	4,454
Aon PLC, Class A	2	646
API Group Corp.*	8	324
Apollo Global Management, Inc.	22	2,451
Apple, Inc.	442	112,175
Applied Materials, Inc.	24	8,203
AppLovin Corp., Class A*	10	3,980
Aptiv PLC*	6	417
Arch Capital Group Ltd.*	4	384
Archer-Daniels-Midland Co.	16	1,163
Ares Management Corp., Class A	6	655
Arista Networks, Inc.*	36	4,420
Arthur J Gallagher & Co.	6	1,299
Astera Labs, Inc.*	4	438
AT&T, Inc.	205	5,943
Atlassian Corp., Class A*	8	546
Atmos Energy Corp.	4	739
Autodesk, Inc.*	6	1,436
Automatic Data Processing, Inc.	12	2,438
AvalonBay Communities, Inc.	4	653
Axon Enterprise, Inc.*	2	849
Baker Hughes Co.	30	1,832
Bank of America Corp.	221	10,774
Bank of New York Mellon Corp.	22	2,610
Becton Dickinson & Co.	8	1,258
Berkshire Hathaway, Inc., Class B*	63	30,190
Best Buy Co., Inc.	6	385
Biogen, Inc.*	4	733
Blackrock, Inc.	4	3,847
Blackstone, Inc.	34	3,910
Block, Inc.*	18	1,083
Bloom Energy Corp., Class A*	4	542
Boeing Co.*	16	3,184
Booking Holdings, Inc.	2	8,421
Boston Scientific Corp.*	43	2,698
Bristol-Myers Squibb Co.	53	3,214
Broadcom, Inc.	128	39,617
Broadridge Financial Solutions, Inc.	4	650
Brown & Brown, Inc.	10	652
Bunge Global SA	4	509
BWX Technologies, Inc.	2	409
Cadence Design Systems, Inc.*	8	2,223
Capital One Financial Corp.	18	3,284
Cardinal Health, Inc.	8	1,690
Carlyle Group, Inc.	10	484
Carnival Corp.	12	311
Carpenter Technology Corp.	2	788
Carrier Global Corp.	24	1,351
Carvana Co.*	2	629
Caterpillar, Inc.	14	9,918
Cboe Global Markets, Inc.	2	562
CBRE Group, Inc., Class A*	8	1,084
CDW Corp.	4	484
Cencora, Inc.	6	1,885
Centene Corp.*	16	524
CenterPoint Energy, Inc.	18	777
CH Robinson Worldwide, Inc.	2	332
Charles Schwab Corp.	49	4,605
Charter Communications, Inc., Class A*	4	864
Cheniere Energy, Inc.	2	568
Chevron Corp.	61	12,621
Chipotle Mexican Grill, Inc.*	39	1,248
Chubb Ltd.	4	1,304
Church & Dwight Co., Inc.	8	747
Ciena Corp.*	2	776
Cigna Group	8	2,134
Cincinnati Financial Corp.	4	629
Cintas Corp.	12	2,030
Circle Internet Group, Inc.*	4	382
Cisco Systems, Inc.	116	9,000
Citigroup, Inc.	49	5,557
Citizens Financial Group, Inc.	14	840

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Efficient U.S. Plus International Equity Fund (NTSD)
March 31, 2026

Investments	Shares	Value
Cloudflare, Inc., Class A*	10	$2,063
CME Group, Inc.	10	2,954
CMS Energy Corp.	8	621
Coca-Cola Co.	122	9,278
Cognizant Technology Solutions Corp., Class A	14	859
Coherent Corp.*	2	476
Coinbase Global, Inc., Class A*	6	1,048
Colgate-Palmolive Co.	24	2,046
Comcast Corp., Class A	120	3,445
ConocoPhillips	37	4,884
Consolidated Edison, Inc.	10	1,132
Constellation Brands, Inc., Class A	4	600
Constellation Energy Corp.	10	2,793
Copart, Inc.*	28	930
CoreWeave, Inc., Class A*	6	465
Corning, Inc.	24	3,263
Corpay, Inc.*	2	582
Corteva, Inc.	20	1,674
CoStar Group, Inc.*	12	484
Costco Wholesale Corp.	12	11,957
Coterra Energy, Inc.	22	773
Credo Technology Group Holding Ltd.*	4	375
CRH PLC	8	841
Crowdstrike Holdings, Inc., Class A*	8	3,123
Crown Castle, Inc.	12	976
CSX Corp.	51	2,094
Cummins, Inc.	4	2,152
CVS Health Corp.	37	2,657
Danaher Corp.	20	3,792
Darden Restaurants, Inc.	4	784
Datadog, Inc., Class A*	10	1,181
Deere & Co.	8	4,506
Dell Technologies, Inc., Class C	22	3,611
Delta Air Lines, Inc.	18	1,197
Devon Energy Corp.	18	906
Dexcom, Inc.*	12	754
Diamondback Energy, Inc.	6	1,187
Digital Realty Trust, Inc.	8	1,442
Dollar General Corp.	6	712
Dollar Tree, Inc.*	4	438
Dominion Energy, Inc.	24	1,484
DoorDash, Inc., Class A*	10	1,502
Dover Corp.	4	834
Dow, Inc.	20	833
DR Horton, Inc.	10	1,372
DraftKings, Inc., Class A*	14	303
DTE Energy Co.	6	877
Duke Energy Corp.	22	2,881
DuPont de Nemours, Inc.	12	550
Eaton Corp. PLC	4	1,431
eBay, Inc.	14	1,274
Ecolab, Inc.	8	2,128
Edison International	10	732
Edwards Lifesciences Corp.*	18	1,441
Elevance Health, Inc.	6	1,757
Eli Lilly & Co.	30	27,593
Emerson Electric Co.	16	2,096
Entergy Corp.	12	1,348
EOG Resources, Inc.	16	2,313
EQT Corp.	12	764
Equifax, Inc.	4	720
Equinix, Inc.	2	1,960
Equity Residential	12	710
Essex Property Trust, Inc.	2	484
Estee Lauder Cos., Inc., Class A	10	718
Evergy, Inc.	6	492
Everpure, Inc., Class A*	4	236
Eversource Energy	10	693
Exelon Corp.	30	1,471
Expand Energy Corp.	2	220
Expedia Group, Inc.	4	924
Expeditors International of Washington, Inc.	4	573
Extra Space Storage, Inc.	6	787
Exxon Mobil Corp.	128	21,716
Fastenal Co.	32	1,485
FedEx Corp.	6	2,137
Ferguson Enterprises, Inc.	2	467
Fidelity National Financial, Inc.	8	371
Fidelity National Information Services, Inc.	18	844
Fifth Third Bancorp	18	836
First Solar, Inc.*	2	395
FirstEnergy Corp.	18	912
Fiserv, Inc.*	18	1,004
Flex Ltd.*	8	524
Flutter Entertainment PLC*	2	204
Ford Motor Co.	107	1,235
Fortinet, Inc.*	22	1,798
Fortive Corp.	10	553
Fox Corp., Class A	14	818
Freeport-McMoRan, Inc.	37	2,175
FTAI Aviation Ltd.	2	490
Garmin Ltd.	2	464
Gartner, Inc.*	2	317
GE HealthCare Technologies, Inc.	12	854
GE Vernova, Inc.	8	6,983
Gen Digital, Inc.	18	339
General Dynamics Corp.	8	2,746
General Electric Co.	32	9,081
General Mills, Inc.	16	596
General Motors Co.	37	2,757
Genuine Parts Co.	4	423
Gilead Sciences, Inc.	36	5,017
Global Payments, Inc.	8	538
GoDaddy, Inc., Class A*	4	331
Goldman Sachs Group, Inc.	8	6,768
Guidewire Software, Inc.*	2	299
Halliburton Co.	24	936
Hartford Insurance Group, Inc.	10	1,352
HCA Healthcare, Inc.	8	3,786
HEICO Corp.	4	1,097
Hershey Co.	6	1,247
Hewlett Packard Enterprise Co.	36	857
Hilton Worldwide Holdings, Inc.	8	2,433

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Efficient U.S. Plus International Equity Fund (NTSD)
March 31, 2026

Investments	Shares	Value
Home Depot, Inc.	28	$9,209
Honeywell International, Inc.	18	4,069
Howmet Aerospace, Inc.	12	2,766
HP, Inc.	28	538
Hubbell, Inc.	2	981
HubSpot, Inc.*	2	488
Humana, Inc.	4	694
Huntington Bancshares, Inc.	39	610
IDEXX Laboratories, Inc.*	2	1,124
Illinois Tool Works, Inc.	8	2,082
Illumina, Inc.*	4	493
Incyte Corp.*	4	376
Ingersoll Rand, Inc.	12	961
Insmed, Inc.*	4	654
Insulet Corp.*	2	420
Intel Corp.*	132	5,825
Interactive Brokers Group, Inc., Class A	4	268
Intercontinental Exchange, Inc.	16	2,516
International Business Machines Corp.	26	6,302
International Flavors & Fragrances, Inc.	8	580
International Paper Co.	10	357
Intuit, Inc.	8	3,459
Intuitive Surgical, Inc.*	10	4,610
Invitation Homes, Inc.	18	447
IonQ, Inc.*	8	231
IQVIA Holdings, Inc.*	6	1,023
Iron Mountain, Inc.	8	817
Jabil, Inc.	2	531
Jacobs Solutions, Inc.	4	509
JB Hunt Transport Services, Inc.	2	424
Johnson & Johnson	67	16,377
Johnson Controls International PLC	8	1,048
JPMorgan Chase & Co.	79	23,239
Kenvue, Inc.	53	914
Keurig Dr. Pepper, Inc.	37	974
KeyCorp	24	481
Keysight Technologies, Inc.*	4	1,129
Kimberly-Clark Corp.	10	965
Kinder Morgan, Inc.	61	2,045
KKR & Co., Inc.	26	2,405
KLA Corp.	4	5,890
Kraft Heinz Co.	34	765
Kroger Co.	22	1,592
L3Harris Technologies, Inc.	6	2,071
Labcorp Holdings, Inc.	2	534
Lam Research Corp.	37	7,905
Las Vegas Sands Corp.	22	1,185
Leidos Holdings, Inc.	4	622
Lennar Corp., Class A	8	695
Liberty Media Corp.-Liberty Formula One, Class C*	8	680
Linde PLC	6	2,975
Live Nation Entertainment, Inc.*	6	915
Lockheed Martin Corp.	6	3,626
Loews Corp.	6	640
Lowe's Cos., Inc.	16	3,780
LPL Financial Holdings, Inc.	2	602
Lululemon Athletica, Inc.*	2	306
Lumentum Holdings, Inc.*	2	1,406
LyondellBasell Industries NV, Class A	4	322
M&T Bank Corp.	4	827
Marathon Petroleum Corp.	10	2,442
Marriott International, Inc., Class A	8	2,617
Marsh & McLennan Cos., Inc.	14	2,428
Martin Marietta Materials, Inc.	2	1,177
Marvell Technology, Inc.	26	2,575
MasTec, Inc.*	2	643
Mastercard, Inc., Class A	28	13,990
McCormick & Co., Inc., Non-Voting Shares	8	404
McDonald's Corp.	20	6,216
McKesson Corp.	4	3,461
Medtronic PLC	14	1,213
Merck & Co., Inc.	69	8,300
Meta Platforms, Inc., Class A	73	41,765
MetLife, Inc.	22	1,556
Microchip Technology, Inc.	14	905
Micron Technology, Inc.	32	10,811
Microsoft Corp.	217	80,327
Mid-America Apartment Communities, Inc.	4	488
Mondelez International, Inc., Class A	39	2,248
MongoDB, Inc.*	2	490
Monolithic Power Systems, Inc.	2	2,187
Monster Beverage Corp.*	30	2,174
Moody's Corp.	6	2,618
Morgan Stanley	43	7,077
Motorola Solutions, Inc.	4	1,736
MSCI, Inc.	2	1,078
Nasdaq, Inc.	16	1,358
Natera, Inc.*	2	400
NetApp, Inc.	6	614
Netflix, Inc.*	144	13,846
Newmont Corp.	32	3,464
NextEra Energy, Inc.	59	5,480
NIKE, Inc., Class B	41	2,166
NiSource, Inc.	6	280
Northern Trust Corp.	6	837
Northrop Grumman Corp.	4	2,729
NRG Energy, Inc.	2	292
Nucor Corp.	8	1,353
nVent Electric PLC	4	473
NVIDIA Corp.	728	126,963
Occidental Petroleum Corp.	26	1,690
Old Dominion Freight Line, Inc.	6	1,172
ON Semiconductor Corp.*	12	743
ONEOK, Inc.	16	1,446
Oracle Corp.	71	10,445
O'Reilly Automotive, Inc.*	26	2,400
Otis Worldwide Corp.	12	925
PACCAR, Inc.	14	1,617
Packaging Corp. of America	2	424
Palantir Technologies, Inc., Class A*	65	9,508
Palo Alto Networks, Inc.*	18	2,886
Paramount Skydance Corp., Class B	28	253
Parker-Hannifin Corp.	4	3,581

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Efficient U.S. Plus International Equity Fund (NTSD)
March 31, 2026

Investments	Shares	Value
Paychex, Inc.	10	$921
PayPal Holdings, Inc.	30	1,357
Pentair PLC	2	174
PepsiCo, Inc.	39	6,056
Pfizer, Inc.	158	4,437
PG&E Corp.	61	1,072
Philip Morris International, Inc.	47	7,771
Phillips 66	12	2,186
Pinterest, Inc., Class A*	20	367
PNC Financial Services Group, Inc.	10	2,081
PPG Industries, Inc.	8	855
PPL Corp.	22	840
Principal Financial Group, Inc.	8	721
Procter & Gamble Co.	69	9,966
Progressive Corp.	18	3,568
Prologis, Inc.	26	3,437
Prudential Financial, Inc.	10	977
PTC, Inc.*	4	570
Public Service Enterprise Group, Inc.	16	1,295
Public Storage	4	1,084
PulteGroup, Inc.	6	706
Qnity Electronics, Inc.	6	692
Qualcomm, Inc.	30	3,863
Quanta Services, Inc.	4	2,196
Quest Diagnostics, Inc.	4	784
Raymond James Financial, Inc.	6	869
Realty Income Corp.	20	1,224
Reddit, Inc., Class A*	2	269
Regeneron Pharmaceuticals, Inc.	4	3,091
Regions Financial Corp.	26	679
Republic Services, Inc.	8	1,752
ResMed, Inc.	4	898
Rivian Automotive, Inc., Class A*	24	361
Robinhood Markets, Inc., Class A*	8	554
ROBLOX Corp., Class A*	18	1,018
Rocket Cos., Inc., Class A*	22	314
Rocket Lab Corp.*	10	642
Rockwell Automation, Inc.	4	1,436
Rollins, Inc.	14	748
Roper Technologies, Inc.	4	1,415
Ross Stores, Inc.	10	2,166
Royal Caribbean Cruises Ltd.	2	550
Royal Gold, Inc.	2	509
RTX Corp.	39	7,523
S&P Global, Inc.	8	3,403
Salesforce, Inc.	26	4,853
Sandisk Corp.*	2	1,271
SBA Communications Corp.	2	344
Seagate Technology Holdings PLC	2	784
Sempra	18	1,749
ServiceNow, Inc.*	28	2,927
Sherwin-Williams Co.	8	2,564
Simon Property Group, Inc.	8	1,492
SLB Ltd.	16	822
Smurfit Westrock PLC	6	239
Snap-on, Inc.	2	726
Snowflake, Inc.*	10	1,508
SoFi Technologies, Inc.*	14	222
Somnigroup International, Inc.	6	444
Southern Co.	32	3,089
Southwest Airlines Co.	16	601
SS&C Technologies Holdings, Inc.	6	405
Starbucks Corp.	34	3,046
State Street Corp.	8	1,012
Steel Dynamics, Inc.	4	720
STERIS PLC	2	442
Strategy, Inc.*	2	250
Stryker Corp.	12	3,943
Sun Communities, Inc.	2	252
Super Micro Computer, Inc.*	16	364
Synchrony Financial	12	816
Synopsys, Inc.*	6	2,379
Sysco Corp.	14	999
T Rowe Price Group, Inc.	6	541
Take-Two Interactive Software, Inc.*	4	790
Talen Energy Corp.*	2	638
Tapestry, Inc.	4	564
Targa Resources Corp.	6	1,504
Target Corp.	14	1,697
Teledyne Technologies, Inc.*	2	1,210
Tenet Healthcare Corp.*	2	377
Teradyne, Inc.	4	1,186
Tesla, Inc.*	85	31,599
Texas Instruments, Inc.	24	4,659
Texas Pacific Land Corp.	2	949
Thermo Fisher Scientific, Inc.	10	4,915
TJX Cos., Inc.	32	5,110
TKO Group Holdings, Inc.	2	403
T-Mobile U.S., Inc.	34	7,141
Toast, Inc., Class A*	6	159
Tractor Supply Co.	14	634
Trade Desk, Inc., Class A*	14	318
Trane Technologies PLC	2	833
TransDigm Group, Inc.	2	2,318
TransUnion	2	138
Travelers Cos., Inc.	6	1,750
Trimble, Inc.*	2	130
Truist Financial Corp.	36	1,655
Twilio, Inc., Class A*	6	755
Tyler Technologies, Inc.*	2	685
Tyson Foods, Inc., Class A	10	641
U.S. Bancorp	41	2,132
U.S. Foods Holding Corp.*	4	369
Uber Technologies, Inc.*	53	3,812
Ulta Beauty, Inc.*	2	1,045
Union Pacific Corp.	16	3,882
United Airlines Holdings, Inc.*	10	921
United Parcel Service, Inc., Class B	24	2,361
United Rentals, Inc.	2	1,457
UnitedHealth Group, Inc.	26	7,035
Unity Software, Inc.*	10	219
Valero Energy Corp.	10	2,471
Veeva Systems, Inc., Class A*	4	703
Ventas, Inc.	12	981

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Efficient U.S. Plus International Equity Fund (NTSD)
March 31, 2026

Investments	Shares	Value
Veralto Corp.	8	$707
VeriSign, Inc.	2	497
Verisk Analytics, Inc.	4	759
Verizon Communications, Inc.	116	5,823
Versant Media Group, Inc.*	4	148
Vertex Pharmaceuticals, Inc.*	6	2,679
Vertiv Holdings Co., Class A	10	2,506
VICI Properties, Inc.	30	820
Visa, Inc., Class A	57	17,228
Vistra Corp.	10	1,503
Vulcan Materials Co.	4	1,089
Walmart, Inc.	229	28,460
Walt Disney Co.	53	5,108
Waste Connections, Inc.	2	325
Waste Management, Inc.	12	2,757
Waters Corp.*	2	596
WEC Energy Group, Inc.	10	1,158
Wells Fargo & Co.	99	7,881
Welltower, Inc.	16	3,163
West Pharmaceutical Services, Inc.	2	501
Western Digital Corp.	8	2,164
Westinghouse Air Brake Technologies Corp.	4	1,000
Weyerhaeuser Co.	22	537
Williams Cos., Inc.	34	2,475
Williams-Sonoma, Inc.	4	729
Willis Towers Watson PLC	2	581
Woodward, Inc.	2	716
Workday, Inc., Class A*	6	780
WR Berkley Corp.	12	795
WW Grainger, Inc.	2	2,182
Xcel Energy, Inc.	16	1,271
XPO, Inc.*	2	389
Xylem, Inc.	8	956
Yum! Brands, Inc.	8	1,244
Zillow Group, Inc., Class C*	2	83
Zimmer Biomet Holdings, Inc.	6	543
Zoetis, Inc.	14	1,655
Zoom Communications, Inc., Class A*	8	643
Zscaler, Inc.*	4	561
Total United States		1,679,743
TOTAL COMMON STOCKS
(Cost: $1,686,532)		1,682,489
MUTUAL FUND — 8.7%
United States — 8.7%
Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.54%(a)
(Cost: $168,144)	168,144	168,144
TOTAL INVESTMENTS IN SECURITIES — 95.9% (Cost: $1,854,676)		1,850,633
Other Assets less Liabilities — 4.1%		79,734
NET ASSETS — 100.0%		$1,930,367

*	Non-income producing security.
(a)	Rate shown represents annualized 7-day yield as of March 31, 2026.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree Efficient U.S. Plus International Equity Fund (NTSD)
March 31, 2026

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation
MSCI EAFE	8	6/19/26	$1,160,440	$10,826

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,682,489	$–	$–	$1,682,489
Mutual Fund	–	168,144	–	168,144
Total Investments in Securities	$1,682,489	$168,144	$–	$1,850,633
Financial Derivative Instruments
Long Futures[1]	$10,826	$–	$–	$10,826
Total - Net	$1,693,315	$168,144	$–	$1,861,459

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree Emerging Markets Efficient Core Fund (NTSE)
March 31, 2026

Investments	Shares	Value
COMMON STOCKS — 87.6%
Brazil — 2.7%
Ambev SA	29,333	$85,663
Axia Energia	4,111	46,102
B3 SA - Brasil Bolsa Balcao	42,056	148,188
Banco do Brasil SA	4,424	19,485
Banco Santander Brasil SA	5,019	29,449
BB Seguridade Participacoes SA	773	5,153
Cosan SA*	4,667	4,808
Equatorial SA	6,702	52,325
Grupo Casas Bahia SA*	363	200
Hapvida Participacoes & Investimentos SA*(a)	479	926
Klabin SA	7,446	27,819
Localiza Rent a Car SA	4,131	37,165
Lojas Renner SA	7,150	20,484
Magazine Luiza SA	542	910
Motiva Infraestrutura de Mobilidade SA	9,809	29,698
Natura Cosmeticos SA*	6,933	13,861
Raia Drogasil SA	7,248	32,658
Rumo SA	9,186	28,586
Sitios Latinoamerica SAB de CV*	31,426	9,302
Suzano SA	4,789	47,597
Telefonica Brasil SA	7,260	57,321
Vale SA	23,733	374,860
Vibra Energia SA	6,752	40,885
WEG SA	11,722	114,505
Total Brazil		1,227,950
Chile — 0.5%
Banco de Chile	286,432	51,574
Banco de Credito & Inversiones SA	504	32,387
Banco Santander Chile	374,670	30,777
Cencosud SA	11,659	31,576
Empresas CMPC SA	2,845	3,839
Empresas Copec SA	3,025	20,734
Enel Americas SA	268,216	22,780
Falabella SA	4,349	26,410
Total Chile		220,077
China — 22.6%
AAC Technologies Holdings, Inc.	2,000	8,444
Agricultural Bank of China Ltd., Class H	190,000	134,984
Airtac International Group	1,000	31,060
Alibaba Group Holding Ltd.	83,700	1,270,414
Alibaba Health Information Technology Ltd., Class T*(b)	12,000	7,132
Anhui Conch Cement Co. Ltd., Class H	9,000	24,336
ANTA Sports Products Ltd.	6,400	61,794
Baidu, Inc., ADR*	1,513	168,578
Bank of China Ltd., Class H	468,000	296,671
Bank of Communications Co. Ltd., Class H	71,000	63,753
Bilibili, Inc., ADR*	1,021	23,034
BYD Co. Ltd., Class H	15,000	202,418
BYD Electronic International Co. Ltd.(b)	4,000	14,081
China Conch Venture Holdings Ltd.	10,500	15,294
China Construction Bank Corp., Class H	552,000	590,709
China Everbright Bank Co. Ltd., Class H	53,000	20,551
China International Capital Corp. Ltd., Class H(a)	8,800	19,272
China Life Insurance Co. Ltd., Class H	45,000	141,195
China Longyuan Power Group Corp. Ltd., Class H	17,000	15,460
China Mengniu Dairy Co. Ltd.	16,000	35,101
China Merchants Bank Co. Ltd., Class H	27,000	169,710
China Minsheng Banking Corp. Ltd., Class H	64,000	29,958
China Overseas Land & Investment Ltd.	24,000	35,356
China Pacific Insurance Group Co. Ltd., Class H	19,800	80,511
China Petroleum & Chemical Corp., Class H	156,000	89,340
China Resources Beer Holdings Co. Ltd.	9,500	31,068
China Resources Gas Group Ltd.	6,500	15,777
China Resources Land Ltd.	22,500	82,192
China Shenhua Energy Co. Ltd., Class H	22,500	132,356
China Taiping Insurance Holdings Co. Ltd.	11,000	28,734
China Tower Corp. Ltd., Class H(a)	26,600	36,235
China Vanke Co. Ltd., Class H*	4,600	1,707
China Yangtze Power Co. Ltd., Class A	8,900	34,844
CITIC Ltd.	41,000	61,812
CITIC Securities Co. Ltd., Class H	20,000	60,662
CMOC Group Ltd., Class H	21,000	43,124
Contemporary Amperex Technology Co. Ltd., Class A	1,640	95,384
COSCO SHIPPING Holdings Co. Ltd., Class H(b)	25,800	49,032
Country Garden Services Holdings Co. Ltd.	4,000	3,015
CSPC Pharmaceutical Group Ltd.	52,000	60,356
Daqo New Energy Corp., ADR*	428	9,104
ENN Energy Holdings Ltd.	4,500	36,361
Foshan Haitian Flavouring & Food Co. Ltd., Class A	2,708	16,075
Fosun International Ltd.	23,500	12,409
Fuyao Glass Industry Group Co. Ltd., Class H(a)	3,200	23,938
GDS Holdings Ltd., ADR*(b)	595	23,973
Geely Automobile Holdings Ltd.	33,000	88,054
GF Securities Co. Ltd., Class H	11,400	20,938
Great Wall Motor Co. Ltd., Class H	20,500	32,266
Guangdong Investment Ltd.	4,000	3,990
H World Group Ltd., ADR	1,058	53,207
Haier Smart Home Co. Ltd., Class H	15,400	40,699
Hangzhou Tigermed Consulting Co. Ltd., Class H(a)	800	4,228
Hansoh Pharmaceutical Group Co. Ltd.(a)	4,000	18,102
Hua Hong Semiconductor Ltd., Class H*(a)	1,000	9,904
Huatai Securities Co. Ltd., Class H(a)	14,200	26,824
Industrial & Commercial Bank of China Ltd., Class H	368,000	321,992
Innovent Biologics, Inc.*(a)	4,000	43,315
iQIYI, Inc., ADR*	1,687	2,277
JD Health International, Inc.*	2,450	14,706
JD.com, Inc., ADR(b)	5,082	150,275
JD.com, Inc., Class A	1,088	15,709

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets Efficient Core Fund (NTSE)
March 31, 2026

Investments	Shares	Value
JOYY, Inc., ADR	382	$22,305
KE Holdings, Inc., ADR(b)	216	3,234
Kingdee International Software Group Co. Ltd.*	17,000	18,582
Kingsoft Corp. Ltd.	1,400	4,014
Kweichow Moutai Co. Ltd., Class A	400	83,976
Lenovo Group Ltd.	48,000	56,019
Li Auto, Inc., ADR*	1,070	19,078
Li Ning Co. Ltd.	3,500	9,553
Longfor Group Holdings Ltd.(a)	4,000	3,852
LONGi Green Energy Technology Co. Ltd., Class A*	5,172	13,135
Luzhou Laojiao Co. Ltd., Class A	600	9,094
Meituan, Class B*(a)	23,320	246,728
Minth Group Ltd.	2,100	8,689
Muyuan Foods Co. Ltd., Class A	1,800	10,870
NetEase, Inc., ADR	2,355	263,619
New China Life Insurance Co. Ltd., Class H	6,800	40,140
New Oriental Education & Technology Group, Inc., ADR	766	43,379
NIO, Inc., ADR*(b)	6,108	36,831
PDD Holdings, Inc., ADR*	2,204	225,205
People's Insurance Co. Group of China Ltd., Class H	64,000	44,081
PetroChina Co. Ltd., Class H	138,000	189,217
PICC Property & Casualty Co. Ltd., Class H	44,000	80,029
Ping An Bank Co. Ltd., Class A	12,200	19,572
Ping An Healthcare & Technology Co. Ltd.*(a)(b)	3,200	4,702
Ping An Insurance Group Co. of China Ltd., Class H	37,000	280,560
Postal Savings Bank of China Co. Ltd., Class H(a)	66,000	41,333
SF Holding Co. Ltd., Class A	2,700	14,871
Shenzhou International Group Holdings Ltd.	4,900	29,237
Silergy Corp.	1,000	8,789
Sino Biopharmaceutical Ltd.	66,000	49,583
Smoore International Holdings Ltd.(a)	3,000	3,398
Sunny Optical Technology Group Co. Ltd.(b)	4,000	27,270
TAL Education Group, ADR*	1,713	19,477
Tencent Holdings Ltd.	31,800	1,963,113
Tencent Music Entertainment Group, ADR	2,289	21,242
Trip.com Group Ltd., ADR*	2,728	135,827
Vipshop Holdings Ltd., ADR	1,443	22,684
Want Want China Holdings Ltd.	39,000	22,932
Weibo Corp., ADR(b)	643	5,626
Weichai Power Co. Ltd., Class H	16,000	55,754
Wharf Holdings Ltd.	7,000	19,321
Wuliangye Yibin Co. Ltd., Class A	1,800	26,914
WuXi AppTec Co. Ltd., Class H(a)	2,940	44,061
Wuxi Biologics Cayman, Inc.*(a)	19,500	82,127
Xiaomi Corp., Class B*(a)	81,000	328,124
Xinyi Solar Holdings Ltd.	32,375	12,016
XPeng, Inc., ADR*(b)	771	13,192
Yum China Holdings, Inc.	2,321	113,218
Zai Lab Ltd., ADR*	425	7,994
Zijin Mining Group Co. Ltd., Class H	42,000	184,067
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	19,200	21,183
ZTE Corp., Class H	8,600	23,913
ZTO Express Cayman, Inc., ADR(b)	2,490	62,673
Total China		10,350,203
Czech Republic — 0.1%
CEZ AS	1,082	60,897
Hungary — 0.5%
MOL Hungarian Oil & Gas PLC	3,084	36,401
OTP Bank Nyrt	1,422	150,277
Richter Gedeon Nyrt	1,039	36,704
Total Hungary		223,382
India — 9.7%
Adani Green Energy Ltd.*	2,247	19,116
Adani Ports & Special Economic Zone Ltd.	3,378	46,748
Ambuja Cements Ltd.	4,947	20,928
Apollo Hospitals Enterprise Ltd.	649	50,764
Asian Paints Ltd.	2,252	51,409
Aurobindo Pharma Ltd.	2,031	27,931
Avenue Supermarts Ltd.*(a)	985	41,091
Axis Bank Ltd.	12,951	158,568
Bajaj Auto Ltd.	168	15,554
Bajaj Finance Ltd.	15,123	127,802
Bajaj Finserv Ltd.	2,218	38,159
Bandhan Bank Ltd.(a)	3,403	5,071
Bharti Airtel Ltd.	14,094	264,855
Britannia Industries Ltd.	659	37,678
Cipla Ltd.	2,560	33,042
Divi's Laboratories Ltd.	781	48,969
Dr. Reddy’s Laboratories Ltd.	3,647	48,252
Eicher Motors Ltd.	410	28,469
GAIL India Ltd.	16,386	23,791
Godrej Consumer Products Ltd.	2,965	30,785
Grasim Industries Ltd.	2,129	57,411
HCL Technologies Ltd.	6,562	92,817
HDFC Life Insurance Co. Ltd.(a)	4,482	27,908
Hero MotoCorp Ltd.	171	9,128
Hindalco Industries Ltd.	9,439	88,017
Hindustan Unilever Ltd.	4,846	105,004
ICICI Bank Ltd.	28,514	362,525
ICICI Lombard General Insurance Co. Ltd.(a)	1,273	22,959
Info Edge India Ltd.	525	5,356
Infosys Ltd.	19,714	259,933
ITC Ltd.	17,542	53,209
JSW Steel Ltd.	5,785	68,463
Kotak Mahindra Bank Ltd.	15,212	56,679
Larsen & Toubro Ltd.	3,845	142,050
Lupin Ltd.	1,671	40,765
Mahindra & Mahindra Ltd.	4,779	148,874
Marico Ltd.	3,384	26,257
Maruti Suzuki India Ltd.	806	104,573
Nestle India Ltd.	1,250	15,483
NTPC Ltd.	25,683	100,364
Oil & Natural Gas Corp. Ltd.	15,661	47,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets Efficient Core Fund (NTSE)
March 31, 2026

Investments	Shares	Value
Pidilite Industries Ltd.	2,081	$28,193
Power Grid Corp. of India Ltd.	24,323	75,932
Reliance Industries Ltd.	31,731	449,593
Samvardhana Motherson International Ltd.	21,578	23,906
SBI Life Insurance Co. Ltd.(a)	2,386	44,709
Shriram Finance Ltd.	5,627	51,738
State Bank of India	9,995	103,208
Sun Pharmaceutical Industries Ltd.	4,918	91,113
Tata Consultancy Services Ltd.	5,529	137,507
Tata Consumer Products Ltd.	3,958	42,347
Tata Motors Passenger Vehicles Limited	10,391	32,450
Tata Steel Ltd.	39,747	80,400
Tech Mahindra Ltd.	4,288	62,569
Titan Co. Ltd.	2,140	89,152
UltraTech Cement Ltd.	659	74,655
UPL Ltd.	3,135	18,772
Vedanta Ltd.	11,564	79,834
Wipro Ltd.	15,109	29,890
Total India		4,469,725
Indonesia — 0.9%
Astra International Tbk. PT	139,000	51,119
Bank Central Asia Tbk. PT	340,600	129,269
Bank Mandiri Persero Tbk. PT	257,600	71,545
Bank Negara Indonesia Persero Tbk. PT	20,100	4,447
Bank Rakyat Indonesia Persero Tbk. PT	395,700	77,536
Charoen Pokphand Indonesia Tbk. PT	71,600	17,274
Telkom Indonesia Persero Tbk. PT	337,800	60,824
Unilever Indonesia Tbk. PT	49,300	5,280
Total Indonesia		417,294
Kazakhstan — 0.0%
Solidcore Resources PLC*	2,011	15,364
Luxembourg — 0.1%
Reinet Investments SCA	1,152	37,222
Malaysia — 1.0%
CIMB Group Holdings Bhd.	47,843	89,211
Dialog Group Bhd.	26,400	14,279
Hartalega Holdings Bhd.*	12,000	3,408
Hong Leong Bank Bhd.	4,500	24,339
IHH Healthcare Bhd.	14,000	31,050
Malayan Banking Bhd.	9,150	25,671
Petronas Chemicals Group Bhd.	14,800	22,187
Petronas Gas Bhd.	7,700	34,155
Press Metal Aluminium Holdings Bhd.	24,000	47,419
Public Bank Bhd.	91,900	106,222
Tenaga Nasional Bhd.	12,400	42,569
Top Glove Corp. Bhd.	34,500	5,879
Total Malaysia		446,389
Mexico — 2.7%
America Movil SAB de CV, Series B	220,683	278,644
Cemex SAB de CV, Series CPO	101,707	115,848
Fibra Uno Administracion SA de CV	18,153	29,350
Fomento Economico Mexicano SAB de CV	12,256	134,431
Grupo Aeroportuario del Pacifico SAB de CV, Class B	2,542	62,298
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,576	52,763
Grupo Bimbo SAB de CV, Series A	9,464	31,526
Grupo Financiero Banorte SAB de CV, Class O	16,273	179,295
Grupo Mexico SAB de CV, Series B	20,318	216,137
Grupo Televisa SAB, Series CPO	9,610	5,545
Ollamani SAB*	1,715	6,963
Wal-Mart de Mexico SAB de CV	33,767	108,929
Total Mexico		1,221,729
Philippines — 0.2%
Ayala Corp.	2,200	18,234
Ayala Land, Inc.	56,500	15,011
Bank of the Philippine Islands	13,657	22,458
BDO Unibank, Inc.	14,758	27,403
JG Summit Holdings, Inc.	9,030	4,103
SM Investments Corp.	780	7,960
SM Prime Holdings, Inc.	43,800	14,744
Total Philippines		109,913
Poland — 1.0%
Allegro.eu SA*(a)	1,875	13,258
Bank Polska Kasa Opieki SA	1,250	72,927
CD Projekt SA	418	26,528
Dino Polska SA*(a)	2,686	24,050
KGHM Polska Miedz SA*	932	66,974
ORLEN SA	1,813	65,331
Powszechna Kasa Oszczednosci Bank Polski SA	5,097	118,755
Powszechny Zaklad Ubezpieczen SA	3,066	52,684
Total Poland		440,507
Russia — 0.0%
Gazprom PJSC*^	99,020	0
GMK Norilskiy Nickel PAO, ADR*^	8	0
GMK Norilskiy Nickel PAO*^	36,700	0
LUKOIL PJSC*^	2,998	0
Magnit PJSC*^	903	0
Mobile TeleSystems PJSC, ADR*^	2,887	0
Novatek PJSC*^	6,960	0
Novolipetsk Steel PJSC*^	12,900	0
Polyus PJSC*^	3,260	0
Rosneft Oil Co. PJSC*^	3,254	0
Rosneft Oil Co. PJSC, GDR*^(c)	1,340	0
Sberbank of Russia PJSC, ADR*^	21,191	0
Severstal PAO, GDR*^(c)	2,080	0
Surgutneftegas PAO*^	112,960	0
Tatneft PJSC*^	12,210	0
TCS Group Holding PLC, GDR*^(c)	430	0
X5 Retail Group NV, GDR*^(c)	1,673	0
Total Russia		0
South Africa — 4.9%
Absa Group Ltd.	4,799	67,619
Aspen Pharmacare Holdings Ltd.	2,486	19,083
Bid Corp. Ltd.	1,945	46,312
Bidvest Group Ltd.	2,247	29,870

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets Efficient Core Fund (NTSE)
March 31, 2026

Investments	Shares	Value
Capitec Bank Holdings Ltd.	425	$102,351
Clicks Group Ltd.	1,469	24,841
Discovery Ltd.	2,470	35,829
E Media Holdings Ltd.	1,639	211
Exxaro Resources Ltd.	1,600	20,996
FirstRand Ltd.	29,133	146,605
Gold Fields Ltd.	5,671	251,952
Growthpoint Properties Ltd.	18,248	17,238
Impala Platinum Holdings Ltd.	4,907	68,493
Mr. Price Group Ltd.	2,169	19,434
MTN Group Ltd.	10,815	123,487
Naspers Ltd., Class N	14,113	710,667
Nedbank Group Ltd.	3,017	47,017
Northam Platinum Holdings Ltd.	2,342	46,535
Old Mutual Ltd.	29,365	23,674
Remgro Ltd.	3,908	43,045
Sanlam Ltd.	10,326	53,677
Sasol Ltd.*	2,582	33,995
Shoprite Holdings Ltd.	3,610	58,165
Sibanye Stillwater Ltd.	16,576	49,425
Standard Bank Group Ltd.	7,959	141,558
Valterra Platinum Ltd.	267	21,853
Vodacom Group Ltd.	3,406	28,716
Woolworths Holdings Ltd.	8,268	24,499
Total South Africa		2,257,147
South Korea — 15.6%
Amorepacific Corp.	213	19,080
Celltrion, Inc.*	819	105,446
CJ CheilJedang Corp.	20	2,827
Coway Co. Ltd.*	312	14,707
E-MART, Inc.	101	6,311
Hana Financial Group, Inc.	1,667	116,020
Hankook Tire & Technology Co. Ltd.	460	16,248
Hanon Systems*	492	1,201
Hanwha Galleria Corp.*	2,616	4,074
Hanwha Solutions Corp.*	581	14,092
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	217	48,737
HLB, Inc.*	570	18,831
Hyundai Engineering & Construction Co. Ltd.	417	38,688
Hyundai Glovis Co. Ltd.	209	28,314
Hyundai Motor Co.	959	278,937
Hyundai Steel Co.	486	10,677
Kakao Corp.	305	9,120
KB Financial Group, Inc.	2,093	193,906
Kia Corp.	1,455	137,934
Korea Electric Power Corp.	1,309	35,596
Korea Investment Holdings Co. Ltd.	247	32,656
Korea Zinc Co. Ltd.	43	39,922
Korean Air Lines Co. Ltd.	820	12,608
KT&G Corp.	633	65,794
Kumho Petrochemical Co. Ltd.	116	8,929
LG Chem Ltd.	244	47,632
LG Display Co. Ltd.*	2,104	14,904
LG Electronics, Inc.	597	41,160
LG H&H Co. Ltd.	39	6,289
Lotte Chemical Corp.	56	2,947
NAVER Corp.	661	86,959
NCSoft Corp.	69	10,091
Orion Corp.	152	12,703
POSCO Future M Co. Ltd.	154	20,461
POSCO Holdings, Inc.	411	89,222
Samsung Biologics Co. Ltd.*(a)	54	53,025
Samsung Electro-Mechanics Co. Ltd.	353	93,917
Samsung Electronics Co. Ltd.	29,817	3,254,923
Samsung Fire & Marine Insurance Co. Ltd.	164	47,166
Samsung Heavy Industries Co. Ltd.*	2,630	41,983
Samsung Life Insurance Co. Ltd.	381	52,362
Samsung SDI Co. Ltd.*	297	79,115
Samsung SDS Co. Ltd.	192	18,816
Shinhan Financial Group Co. Ltd.	2,244	128,488
SK hynix, Inc.	2,953	1,555,885
SK Innovation Co. Ltd.	281	19,942
SK Square Co. Ltd.*	263	80,103
SK Telecom Co. Ltd.	528	26,337
SK, Inc.	192	37,732
S-Oil Corp.*	216	14,850
Woori Financial Group, Inc.	3,090	64,659
Yuhan Corp.	313	19,373
Total South Korea		7,181,699
Taiwan — 23.0%
Accton Technology Corp.	2,000	94,464
Acer, Inc.	23,000	19,604
Advantech Co. Ltd.	3,299	32,866
ASE Technology Holding Co. Ltd.	19,000	195,230
Asia Cement Corp.	19,000	20,622
Asustek Computer, Inc.	3,000	51,517
AUO Corp.*	46,800	21,226
Cathay Financial Holding Co. Ltd.	43,468	95,583
Chang Hwa Commercial Bank Ltd.	31,269	19,953
Cheng Shin Rubber Industry Co. Ltd.	6,000	5,837
China Steel Corp.	72,000	42,565
Chunghwa Telecom Co. Ltd.	23,000	95,683
Compal Electronics, Inc.	43,000	36,248
CTBC Financial Holding Co. Ltd.	93,000	149,231
Delta Electronics, Inc.	9,000	388,489
E.Sun Financial Holding Co. Ltd.	73,709	73,202
Evergreen Marine Corp. Taiwan Ltd.	3,600	22,465
Far EasTone Telecommunications Co. Ltd.	15,000	43,119
First Financial Holding Co. Ltd.	64,441	56,842
Formosa Chemicals & Fibre Corp.	21,000	29,526
Formosa Petrochemical Corp.	5,000	8,617
Formosa Plastics Corp.	20,000	28,714
Fubon Financial Holding Co. Ltd.	47,068	126,614
Giant Manufacturing Co. Ltd.	2,036	4,579
Hiwin Technologies Corp.	1,000	7,147
Hon Hai Precision Industry Co. Ltd.	67,000	392,946
Hotai Motor Co. Ltd.	2,060	31,154
Hua Nan Financial Holdings Co. Ltd.	49,455	51,358
Innolux Corp.	39,471	29,446
KGI Financial Holding Co. Ltd.	88,680	53,397

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets Efficient Core Fund (NTSE)
March 31, 2026

Investments	Shares	Value
Lite-On Technology Corp., ADR	15,000	$65,921
MediaTek, Inc.	7,000	326,243
Mega Financial Holding Co. Ltd.	54,934	66,069
Nan Ya Plastics Corp.	27,000	62,412
Nanya Technology Corp.*	6,000	37,254
Novatek Microelectronics Corp.	3,000	35,611
Powertech Technology, Inc.	3,000	17,548
President Chain Store Corp.	4,000	28,089
Quanta Computer, Inc.	17,000	148,092
SinoPac Financial Holdings Co. Ltd.	81,810	78,560
Taiwan Cooperative Financial Holding Co. Ltd.	69,545	51,011
Taiwan Mobile Co. Ltd.	6,000	20,457
Taiwan Semiconductor Manufacturing Co. Ltd.	124,000	6,826,400
TCC Group Holdings Co. Ltd.	28,997	20,861
TS Financial Holding Co. Ltd.	76,334	55,275
Unimicron Technology Corp.	6,135	85,299
Uni-President Enterprises Corp.	30,000	66,625
United Microelectronics Corp.	70,000	123,710
Vanguard International Semiconductor Corp.	3,000	10,885
Winbond Electronics Corp.	20,809	58,710
Wistron Corp.	13,000	49,812
Yuanta Financial Holding Co. Ltd.	71,116	99,545
Total Taiwan		10,562,633
Thailand — 1.7%
Advanced Info Service PCL, NVDR	8,000	90,479
Airports of Thailand PCL, NVDR	26,100	41,152
Bangkok Dusit Medical Services PCL, NVDR	51,400	29,300
Central Pattana PCL, NVDR	24,500	46,244
Charoen Pokphand Foods PCL, NVDR	30,500	19,328
CP ALL PCL, NVDR	29,100	40,147
Delta Electronics Thailand PCL, NVDR	21,300	167,274
Energy Absolute PCL, NVDR*	14,500	1,196
Gulf Development PCL, NVDR	40,434	72,641
Home Product Center PCL, NVDR	45,800	8,541
Kasikornbank PCL, NVDR	12,500	72,392
Minor International PCL, NVDR	28,200	18,469
PTT Exploration & Production PCL, NVDR	7,800	38,196
PTT Global Chemical PCL, NVDR	12,300	13,613
PTT Oil & Retail Business PCL, NVDR	21,700	8,620
PTT PCL, NVDR	77,300	82,035
SCB X PCL, NVDR	5,400	23,578
Siam Cement PCL, NVDR	4,400	27,617
Total Thailand		800,822
Turkey — 0.1%
BIM Birlesik Magazalar AS(b)	2,987	45,866
United States — 0.3%
BeOne Medicines Ltd., ADR*	273	81,073
JBS NV, BDR*	3,670	65,353
Total United States		146,426
TOTAL COMMON STOCKS
(Cost: $32,513,581)		40,235,245
PREFERRED STOCKS — 2.7%
Brazil — 2.6%
Banco Bradesco SA, 7.52%	45,502	167,040
Gerdau SA, 3.79%	9,846	35,825
Itau Unibanco Holding SA, 6.74%	37,145	309,284
Itausa SA, 8.03%	49,441	132,361
Petroleo Brasileiro SA - Petrobras, 10.54%	56,659	528,077
Total Brazil		1,172,587
Chile — 0.1%
Sociedad Quimica y Minera de Chile SA, Class B*	684	54,905
TOTAL PREFERRED STOCKS
(Cost: $739,400)		1,227,492
MUTUAL FUND — 7.9%
United States — 7.9%
Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.54%(d)
(Cost: $3,641,715)	3,641,715	3,641,715
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.4%
United States — 0.4%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(d)
(Cost: $160,790)	160,790	160,790
TOTAL INVESTMENTS IN SECURITIES — 98.6% (Cost: $37,055,486)		45,265,242
Other Assets less Liabilities — 1.4%		634,626
NET ASSETS — 100.0%		$45,899,868

*	Non-income producing security.
^	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Security, or portion thereof, was on loan at March 31, 2026. At March 31, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $387,625 and the total market value of the collateral held by the Fund was $389,325. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $228,535.
(c)	This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(d)	Rate shown represents annualized 7-day yield as of March 31, 2026.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets Efficient Core Fund (NTSE)
March 31, 2026

CURRENCY ABBREVIATIONS:
MYR	Malaysian ringgit
USD	United States dollar
ZAR	South African rand

OTHER ABBREVIATIONS:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
HSBC Holdings PLC	4/2/2026	6,803	USD	27,388	MYR	$39	$–
HSBC Holdings PLC	4/2/2026	5,342	USD	90,928	ZAR	30	–
						$69	$–

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Depreciation
10 Year U.S. Treasury Note	52	6/18/26	$5,774,437	$(93,988)
2 Year U.S. Treasury Note	28	6/30/26	5,808,469	(41,433)
5 Year U.S. Treasury Note	54	6/30/26	5,841,703	(71,595)
U.S. Treasury Long Bond	50	6/18/26	5,693,750	(168,171)
Ultra 10 Year U.S. Treasury Note	50	6/18/26	5,675,781	(108,779)
			$28,794,140	$(483,966)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree Emerging Markets Efficient Core Fund (NTSE)
March 31, 2026

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$–	$–	$0	*	$0
Other	40,235,245	–	–		40,235,245
Preferred Stocks	1,227,492	–	–		1,227,492
Mutual Fund	–	3,641,715	–		3,641,715
Investment of Cash Collateral for Securities Loaned	–	160,790	–		160,790
Total Investments in Securities	$41,462,737	$3,802,505	$0		$45,265,242
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$69	$–		$69
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(483,966)	$–	$–		$(483,966)
Total - Net	$40,978,771	$3,802,574	$0		$44,781,345

*	Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree International Efficient Core Fund (NTSI)
March 31, 2026

Investments	Shares	Value
COMMON STOCKS — 89.6%
Australia — 6.5%
ANZ Group Holdings Ltd.	63,355	$1,560,805
Aristocrat Leisure Ltd.	14,366	446,014
ASX Ltd.	5,331	190,958
BHP Group Ltd.	108,811	3,755,298
Brambles Ltd.	33,446	517,702
Cochlear Ltd.	995	115,237
Coles Group Ltd.	28,946	435,360
Commonwealth Bank of Australia	37,679	4,327,725
CSL Ltd.	9,999	964,106
Dexus	4,900	19,868
Fortescue Ltd.	36,718	510,759
Glencore PLC*	222,353	1,658,141
Goodman Group	37,418	654,529
Insurance Australia Group Ltd.	70,780	355,823
Lottery Corp. Ltd.	43,042	158,599
Macquarie Group Ltd.	7,458	1,031,455
National Australia Bank Ltd.	70,270	1,994,421
Northern Star Resources Ltd.	21,796	303,936
QBE Insurance Group Ltd.	38,383	558,105
Ramsay Health Care Ltd.	2,723	72,753
Rio Tinto Ltd.(a)	7,528	832,321
Rio Tinto PLC	25,305	2,317,191
Santos Ltd.	39,841	217,205
Scentre Group	59,151	134,502
Sonic Healthcare Ltd.	9,900	138,661
South32 Ltd.	118,031	345,184
Stockland	20,189	59,596
Tabcorp Holdings Ltd.	43,042	27,711
Telstra Group Ltd.	124,264	453,628
Transurban Group	62,611	600,781
Wesfarmers Ltd.	26,486	1,322,607
Westpac Banking Corp.	77,379	2,091,787
Woodside Energy Group Ltd.	38,783	931,015
Woolworths Group Ltd.	27,437	684,202
Total Australia		29,787,985
Austria — 0.2%
Erste Group Bank AG	6,094	649,489
Mondi PLC	6,977	77,616
Total Austria		727,105
Belgium — 0.7%
Ageas SA	4,081	296,469
Anheuser-Busch InBev SA	16,675	1,147,396
KBC Group NV	5,475	659,217
Solvay SA	1,025	31,250
Syensqo SA	1,210	68,983
UCB SA	2,546	758,310
Umicore SA	3,783	70,525
Total Belgium		3,032,150
Brazil — 0.1%
Pluxee NV	2,923	35,397
Yara International ASA	5,773	334,256
Total Brazil		369,653
Chile — 0.1%
Antofagasta PLC	9,184	402,931
China — 0.4%
BOC Hong Kong Holdings Ltd.	105,500	575,929
Prosus NV*	24,049	1,080,107
Total China		1,656,036
Denmark — 1.5%
Ambu AS, Class B	3,137	33,085
Carlsberg AS, Class B	1,794	222,182
Coloplast AS, Class B	2,070	139,289
Danske Bank AS	12,865	619,505
DSV AS	4,801	1,133,366
Genmab AS*	1,555	410,725
GN Store Nord AS*	1,786	27,773
Novo Nordisk AS, Class B	71,294	2,538,284
Novonesis Novozymes, Class B	8,651	510,224
Orsted AS*(b)	8,539	205,397
Pandora AS	1,727	120,816
Vestas Wind Systems AS	22,169	649,989
Total Denmark		6,610,635
Finland — 0.9%
Elisa OYJ	2,216	107,033
Fortum OYJ(a)	8,868	223,564
Kesko OYJ, Class B	6,086	133,795
Kone OYJ, Class B	7,957	502,226
Neste OYJ	10,599	341,330
Nokia OYJ	122,564	959,719
Nordea Bank Abp	60,399	1,021,101
Sampo OYJ, Class A	41,861	443,833
Stora Enso OYJ, Class R	9,190	106,575
UPM-Kymmene OYJ	8,779	271,086
Total Finland		4,110,262
France — 8.4%
Air Liquide SA	12,778	2,619,482
Airbus SE	13,022	2,412,935
Alstom SA*	7,206	201,425
Arkema SA	1,943	130,518
AXA SA	42,710	1,931,018
BNP Paribas SA	24,479	2,284,299
Bouygues SA	2,641	150,353
Bureau Veritas SA	5,877	174,027
Capgemini SE	3,965	459,131
Carrefour SA	11,745	215,236
Cie de Saint-Gobain SA	11,521	930,011
Cie Generale des Etablissements Michelin SCA	12,252	412,068
Credit Agricole SA	20,612	378,324
Danone SA	12,257	975,018
Dassault Systemes SE	16,560	329,519
Edenred SE	4,989	98,066
Eiffage SA	1,338	202,187
Engie SA	39,398	1,257,878
EssilorLuxottica SA	6,249	1,428,499
Hermes International SCA	690	1,279,184

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree International Efficient Core Fund (NTSI)
March 31, 2026

Investments	Shares	Value
Kering SA	1,553	$459,151
Legrand SA	6,143	932,168
L'Oreal SA	5,609	2,257,740
LVMH Moet Hennessy Louis Vuitton SE	5,975	3,188,163
Orange SA	40,095	816,540
Pernod Ricard SA	2,519	186,392
Publicis Groupe SA	4,500	367,298
Renault SA	3,819	127,695
Safran SA	7,204	2,319,145
Sartorius Stedim Biotech	471	90,194
Societe Generale SA	17,092	1,216,264
Sodexo SA	2,178	110,669
Teleperformance SE	664	38,467
Thales SA	2,122	616,376
TotalEnergies SE	56,902	5,304,660
Unibail-Rodamco-Westfield*	2,487	271,938
Valeo SE	4,583	54,548
Veolia Environnement SA	11,435	430,309
Vinci SA	11,540	1,706,591
Vivendi SE*	27,705	56,661
Worldline SA*(a)(b)	10,861	3,209
Total France		38,423,356
Germany — 7.5%
adidas AG	4,298	676,712
Allianz SE, Registered Shares	9,200	3,808,666
BASF SE	20,233	1,221,573
Bayer AG, Registered Shares	21,132	958,957
Bayerische Motoren Werke AG	7,288	654,984
Beiersdorf AG(a)	2,253	198,794
Brenntag SE(a)	3,254	214,758
Continental AG	2,253	154,716
Daimler Truck Holding AG	7,882	376,616
Deutsche Bank AG, Registered Shares	43,567	1,260,720
Deutsche Boerse AG	4,347	1,257,663
Deutsche Post AG, Registered Shares	22,552	1,162,802
Deutsche Telekom AG, Registered Shares	72,232	2,659,061
Deutsche Wohnen SE	6,404	140,047
E.ON SE	48,884	1,067,906
Fresenius Medical Care AG	4,390	195,093
Fresenius SE & Co. KGaA	8,263	421,954
Hannover Rueck SE	1,455	448,954
Heidelberg Materials AG	3,112	639,500
HelloFresh SE*	2,891	12,918
Infineon Technologies AG	32,970	1,443,545
Knorr-Bremse AG	1,435	160,628
Mercedes-Benz Group AG	17,372	1,048,639
Merck KGaA	2,618	324,571
MTU Aero Engines AG	1,232	440,048
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	3,220	2,001,219
Puma SE	2,018	50,479
RWE AG	13,812	917,930
SAP SE	23,604	3,995,170
Scout24 SE(b)	3,324	252,774
Siemens AG, Registered Shares	16,805	3,982,911
Siemens Energy AG	8,880	1,455,436
Siemens Healthineers AG(b)	5,376	224,850
Symrise AG	3,059	258,140
Vonovia SE	10,055	249,781
Zalando SE*(b)	3,457	81,854
Total Germany		34,420,369
Hong Kong — 1.7%
AIA Group Ltd.	274,200	2,967,510
CK Asset Holdings Ltd.	78,500	445,156
CLP Holdings Ltd.	30,500	285,930
Hong Kong & China Gas Co. Ltd.	205,100	185,736
Hong Kong Exchanges & Clearing Ltd.	22,200	1,100,345
Link REIT	55,694	255,873
MTR Corp. Ltd.(a)	41,500	169,278
Power Assets Holdings Ltd.	30,500	237,497
Prudential PLC	57,570	788,024
Sun Hung Kai Properties Ltd.	25,500	420,219
Techtronic Industries Co. Ltd.	27,500	358,122
WH Group Ltd.(b)	274,000	358,567
Total Hong Kong		7,572,257
Ireland — 0.1%
Kerry Group PLC, Class A	3,350	264,015
Kingspan Group PLC	3,435	285,358
Total Ireland		549,373
Israel — 0.5%
Bank Hapoalim BM	21,804	506,309
Bank Leumi Le-Israel BM	28,271	624,872
Check Point Software Technologies Ltd.*	2,374	339,126
Nice Ltd.*	1,805	198,307
Teva Pharmaceutical Industries Ltd., ADR*	23,361	703,633
Wix.com Ltd.*	1,218	109,705
Total Israel		2,481,952
Italy — 2.7%
Enel SpA	169,667	1,832,722
Eni SpA	57,099	1,634,868
Ferrari NV	2,716	904,389
FinecoBank Banca Fineco SpA	16,654	363,339
Generali	21,808	867,139
Intesa Sanpaolo SpA	318,525	1,894,110
Moncler SpA	5,511	326,378
Nexi SpA(b)	7,828	28,682
Prysmian SpA	5,566	633,490
Snam SpA	44,770	338,081
Telecom Italia SpA/Milano*	304,390	210,150
Terna - Rete Elettrica Nazionale	21,583	245,297
UniCredit SpA	44,470	3,118,365
Total Italy		12,397,010
Japan — 21.5%
Advantest Corp.	19,300	2,466,334
Aeon Co. Ltd.	52,300	619,519
Ajinomoto Co., Inc.	27,800	768,349
Asahi Group Holdings Ltd.	51,300	511,097
Asahi Kasei Corp.	60,054	569,624
Astellas Pharma, Inc.	56,400	893,027

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree International Efficient Core Fund (NTSI)
March 31, 2026

Investments	Shares	Value
Bridgestone Corp.	41,000	$841,957
Canon, Inc.	38,300	1,048,923
Central Japan Railway Co.	5,600	143,758
Chugai Pharmaceutical Co. Ltd.	18,200	985,104
Daiichi Life Group, Inc.	125,000	1,116,506
Daiichi Sankyo Co. Ltd.	42,200	733,705
Daikin Industries Ltd.	4,500	528,522
Daiwa House Industry Co. Ltd.	19,700	608,992
Denso Corp.	7,600	93,035
FANUC Corp.	20,000	666,541
Fast Retailing Co. Ltd.	3,700	1,433,346
Fujitsu Ltd.	40,800	813,487
Hitachi Ltd.	113,900	3,195,987
Honda Motor Co. Ltd.	123,000	972,233
Hoya Corp.	7,800	1,301,716
ITOCHU Corp.	188,100	2,334,549
Japan Exchange Group, Inc.	41,000	465,564
Japan Post Holdings Co. Ltd.	59,600	670,214
Japan Tobacco, Inc.	36,900	1,396,304
Kao Corp.	15,900	617,451
KDDI Corp.	82,000	1,403,778
Keyence Corp.	4,000	1,379,345
Kirin Holdings Co. Ltd.	38,000	603,118
Komatsu Ltd.	23,900	903,330
Kubota Corp.	38,900	600,775
Kyowa Kirin Co. Ltd.	8,400	136,119
LY Corp.	81,500	196,053
M3, Inc.*	8,200	82,753
Marubeni Corp.	51,800	1,829,231
Minebea Mitsumi, Inc.	20,500	326,655
MISUMI Group, Inc.	15,800	260,751
Mitsubishi Chemical Group Corp.	69,600	393,302
Mitsubishi Corp.	114,500	3,826,743
Mitsubishi Electric Corp.	51,300	1,608,425
Mitsubishi Estate Co. Ltd.	38,500	1,045,688
Mitsubishi Heavy Industries Ltd.	82,800	2,197,903
Mitsubishi UFJ Financial Group, Inc.	312,300	5,103,903
Mitsui Fudosan Co. Ltd.	82,600	859,541
Mizuho Financial Group, Inc.	64,000	2,448,727
MS&AD Insurance Group Holdings, Inc.	13,600	344,680
Murata Manufacturing Co. Ltd.	60,000	1,285,687
NEC Corp.	29,300	708,327
Nexon Co. Ltd.	16,300	300,099
NIDEC Corp.*	16,600	205,139
Nihon M&A Center Holdings, Inc.	5,800	22,972
Nintendo Co. Ltd.	25,000	1,378,936
Nippon Paint Holdings Co. Ltd.	31,000	190,221
Nippon Steel Corp.	118,700	429,690
Nissan Motor Co. Ltd.*	77,300	161,801
Nomura Holdings, Inc.	107,700	815,078
Nomura Research Institute Ltd.	4,100	111,642
NTT, Inc.	569,500	562,734
Odakyu Electric Railway Co. Ltd.	14,700	151,999
Olympus Corp.	37,100	347,120
Ono Pharmaceutical Co. Ltd.	7,500	118,353
Oriental Land Co. Ltd.	13,300	225,721
Otsuka Holdings Co. Ltd.	12,500	865,076
Pan Pacific International Holdings Corp.	93,600	569,637
Panasonic Holdings Corp.	61,600	1,001,111
Rakuten Group, Inc.*	32,300	146,811
Recruit Holdings Co. Ltd.	36,000	1,476,749
Renesas Electronics Corp.	28,900	390,838
Resona Holdings, Inc.	64,800	701,603
Sekisui House Ltd.	28,100	621,736
Seven & i Holdings Co. Ltd.	61,500	820,889
Shimadzu Corp.	15,800	366,372
Shin-Etsu Chemical Co. Ltd.	38,900	1,530,424
Shiseido Co. Ltd.	5,700	114,294
SoftBank Corp.	953,300	1,264,955
SoftBank Group Corp.	154,300	3,447,963
Sompo Holdings, Inc.	30,300	1,145,035
Sony Financial Group, Inc.	162,700	146,449
Sony Group Corp.	161,400	3,255,595
Subaru Corp.	20,800	324,702
Sumitomo Chemical Co. Ltd.	80,500	252,748
Sumitomo Corp.	39,600	1,438,733
Sumitomo Electric Industries Ltd.	20,200	1,064,027
Sumitomo Mitsui Financial Group, Inc.	103,100	3,244,193
Sumitomo Mitsui Trust Holdings, Inc.	34,300	1,056,877
Sumitomo Realty & Development Co. Ltd.	26,100	720,543
Suzuki Motor Corp.	54,900	647,212
Takeda Pharmaceutical Co. Ltd.	41,000	1,459,702
Terumo Corp.	41,000	543,265
Tokio Marine Holdings, Inc.	41,600	1,910,949
Tokyo Electron Ltd.	11,600	2,714,614
Tokyo Gas Co. Ltd.	11,800	550,133
Toray Industries, Inc.	59,800	413,665
Toyota Motor Corp.	270,000	5,366,396
Unicharm Corp.	26,900	157,335
Yamato Holdings Co. Ltd.	12,800	140,358
Total Japan		98,233,172
Luxembourg — 0.2%
ArcelorMittal SA	15,139	764,708
Eurofins Scientific SE	2,360	170,384
Total Luxembourg		935,092
Macau — 0.0%
Sands China Ltd.	80,800	169,944
Netherlands — 4.3%
Adyen NV*(b)	488	478,270
Akzo Nobel NV	4,332	245,573
Argenx SE*	976	698,119
ASM International NV	1,197	878,540
ASML Holding NV	9,178	11,835,417
Heineken NV	5,308	405,482
ING Groep NV	84,009	2,139,657
Koninklijke Ahold Delhaize NV	22,651	1,051,508
Koninklijke KPN NV	80,688	446,529
Koninklijke Philips NV	20,483	550,836
Magnum Ice Cream Co. NV*	11,489	168,019
Randstad NV	5,516	141,792
Wolters Kluwer NV	5,671	422,235
Total Netherlands		19,461,977

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree International Efficient Core Fund (NTSI)
March 31, 2026

Investments	Shares	Value
New Zealand — 0.0%
Xero Ltd.*	4,191	$215,626
Norway — 0.5%
DNB Bank ASA	17,723	548,013
Equinor ASA	22,549	973,170
Mowi ASA	11,230	253,169
Norsk Hydro ASA	38,535	405,488
Telenor ASA	11,953	208,973
Total Norway		2,388,813
Portugal — 0.1%
EDP SA	75,953	395,997
Singapore — 1.2%
DBS Group Holdings Ltd.	44,860	1,978,478
Oversea-Chinese Banking Corp. Ltd.	82,000	1,396,380
Singapore Telecommunications Ltd.	214,200	820,174
STMicroelectronics NV	18,040	594,575
United Overseas Bank Ltd.	20,500	582,355
Total Singapore		5,371,962
South Africa — 0.2%
Anglo American PLC	24,334	1,020,117
South Korea — 0.0%
Delivery Hero SE*(b)	3,391	60,365
Spain — 3.4%
ACS Actividades de Construccion y Servicios SA	5,259	635,027
Aena SME SA(b)	18,413	541,418
Amadeus IT Group SA	10,703	600,322
Banco Bilbao Vizcaya Argentaria SA	138,803	2,918,700
Banco Santander SA	344,460	3,766,455
CaixaBank SA	64,239	752,374
Cellnex Telecom SA*(b)	6,320	201,927
Endesa SA	6,195	257,535
Grifols SA(a)	7,516	77,558
Iberdrola SA	134,349	3,056,465
Industria de Diseno Textil SA	24,172	1,371,382
Repsol SA	36,260	1,029,847
Telefonica SA	95,805	418,917
Total Spain		15,627,927
Sweden — 2.2%
Alfa Laval AB	7,718	411,411
Alleima AB	5,822	45,195
Assa Abloy AB, Class B	22,255	785,890
Atlas Copco AB, Class A	87,404	1,496,912
Boliden AB*	6,863	349,913
Epiroc AB, Class A	23,857	573,745
EQT AB	4,432	133,291
Essity AB, Class B	11,914	303,783
Evolution AB(b)	3,327	204,378
H & M Hennes & Mauritz AB, Class B(a)	18,665	343,175
Hexagon AB, Class B	47,113	445,302
Kinnevik AB, Class B*	10,085	53,123
Nibe Industrier AB, Class B	11,839	47,959
Sandvik AB	27,455	1,030,040
Skandinaviska Enskilda Banken AB, Class A(a)	27,584	498,908
Skanska AB, Class B	5,501	145,866
SKF AB, Class B	8,794	206,967
Svenska Cellulosa AB SCA, Class B	15,687	179,162
Svenska Handelsbanken AB, Class A	26,638	344,081
Swedbank AB, Class A	14,903	498,892
Telefonaktiebolaget LM Ericsson, Class B	63,132	704,467
Telia Co. AB	27,887	141,217
Volvo AB, Class B	30,858	989,594
Total Sweden		9,933,271
Switzerland — 4.1%
ABB Ltd., Registered Shares	39,906	3,140,633
Accelleron Industries AG	2,621	232,401
Adecco Group AG, Registered Shares	3,324	78,555
Chocoladefabriken Lindt & Spruengli AG	36	503,117
Cie Financiere Richemont SA, Class A, Registered Shares	11,542	1,990,099
DSM-Firmenich AG	2,824	199,914
Geberit AG, Registered Shares	893	591,888
Givaudan SA, Registered Shares	205	684,736
Julius Baer Group Ltd.	3,825	276,849
Kuehne & Nagel International AG, Registered Shares	1,356	304,258
Logitech International SA, Registered Shares	4,521	407,118
Lonza Group AG, Registered Shares	1,539	966,819
Partners Group Holding AG	462	486,522
Sandoz Group AG	9,699	745,213
Schindler Holding AG, Participation Certificate	1,691	547,989
Sika AG, Registered Shares	2,905	469,615
Sonova Holding AG, Registered Shares	1,186	264,195
Straumann Holding AG, Registered Shares	2,048	208,993
Swatch Group AG, Bearer Shares	966	208,576
Swiss Life Holding AG, Registered Shares	520	559,637
Swisscom AG, Registered Shares	421	349,458
Temenos AG, Registered Shares	1,781	152,600
UBS Group AG, Registered Shares	77,323	2,957,048
Zurich Insurance Group AG	3,270	2,284,585
Total Switzerland		18,610,818
United Kingdom — 10.2%
Aberdeen Group PLC	46,074	115,318
Admiral Group PLC	3,719	154,484
Associated British Foods PLC	7,271	179,924
AstraZeneca PLC	28,368	5,495,362
Aviva PLC	58,200	460,797
BAE Systems PLC	68,889	1,998,565
Barclays PLC	367,757	1,888,680
Barratt Redrow PLC	19,622	67,354
British American Tobacco PLC	49,204	2,836,136
BT Group PLC	182,105	505,498
Bunzl PLC	6,527	194,177
Burberry Group PLC*	8,574	123,015
CK Hutchison Holdings Ltd.	78,500	596,745
Coca-Cola Europacific Partners PLC	3,270	296,491

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree International Efficient Core Fund (NTSI)
March 31, 2026

Investments	Shares	Value
Compass Group PLC	40,478	$1,112,938
Croda International PLC	3,778	140,245
DCC PLC	1,469	89,768
Diageo PLC	41,149	757,514
Entain PLC	4,897	36,227
Halma PLC	11,373	570,207
HSBC Holdings PLC	438,286	7,060,450
Imperial Brands PLC	16,820	678,059
Informa PLC	39,167	386,028
Intertek Group PLC	3,879	186,604
Johnson Matthey PLC	7,041	176,136
Kingfisher PLC	50,906	190,514
Legal & General Group PLC	143,704	466,744
Lloyds Banking Group PLC	1,500,915	1,827,645
London Stock Exchange Group PLC	6,839	799,407
Melrose Industries PLC	31,050	205,874
National Grid PLC	84,126	1,408,344
NatWest Group PLC	95,692	698,077
Next PLC	3,081	514,974
Ocado Group PLC*	11,750	27,898
Pearson PLC	16,707	218,024
Persimmon PLC	6,598	92,968
Reckitt Benckiser Group PLC	14,973	1,004,620
RELX PLC	41,836	1,365,987
Rentokil Initial PLC	39,372	242,466
Rolls-Royce Holdings PLC	184,977	2,761,277
Sage Group PLC	29,857	329,862
Segro PLC	22,589	191,776
Smith & Nephew PLC	21,329	333,299
Smiths Group PLC	8,365	251,505
Spirax Group PLC	1,373	120,856
SSE PLC	21,987	752,401
St. James's Place PLC	12,116	187,974
Standard Chartered PLC	58,136	1,192,124
Taylor Wimpey PLC	78,699	92,074
Tesco PLC	159,279	993,704
Unilever PLC	51,066	2,827,636
United Utilities Group PLC	16,498	286,090
Vodafone Group PLC	597,230	892,313
Whitbread PLC	5,103	154,505
WPP PLC	15,795	48,635
Total United Kingdom		46,586,295
United States — 10.4%
Aegon Ltd.	41,588	298,431
Alcon, Inc.	10,580	780,251
AP Moller - Maersk AS, Class B	195	482,734
BP PLC	453,213	3,623,562
CRH PLC	16,752	1,719,110
Experian PLC	21,510	736,929
Ferguson Enterprises, Inc.	4,508	1,035,566
Ferrovial SE	11,107	709,237
Flutter Entertainment PLC*	3,245	329,754
GSK PLC	85,086	2,315,867
Haleon PLC	109,701	540,749
Holcim AG, Registered Shares*	10,762	869,478
InterContinental Hotels Group PLC	4,081	532,162
James Hardie Industries PLC, CDI*	10,465	187,071
Nestle SA, Registered Shares	60,069	5,862,250
Novartis AG, Registered Shares	46,311	6,965,525
QIAGEN NV	4,650	186,154
Roche Holding AG	15,334	6,005,363
Sanofi SA	23,998	2,287,249
Schneider Electric SE	11,821	3,120,377
Shell PLC	167,016	7,891,338
Stellantis NV	26,342	183,898
Swiss Re AG	5,994	986,133
Total United States		47,649,188
TOTAL COMMON STOCKS
(Cost: $294,274,863)		409,201,638
PREFERRED STOCKS — 0.2%
Germany — 0.2%
Henkel AG & Co. KGaA, 3.01%	6,328	483,401
Porsche Automobil Holding SE, 5.61%	4,025	144,044
Sartorius AG, 0.33%	755	184,334
Volkswagen AG, 6.98%	4,146	412,735
TOTAL PREFERRED STOCKS
(Cost: $1,494,600)		1,224,514
RIGHTS — 0.0%
Italy — 0.0%
Telecom Italia SpA/Milano*^
(Cost: $0)	301,580	3
MUTUAL FUND — 7.9%
United States — 7.9%
Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.54%(c)
(Cost: $35,844,928)	35,844,928	35,844,928
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.3%
United States — 0.3%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(c)
(Cost: $1,255,366)	1,255,366	1,255,366
TOTAL INVESTMENTS IN SECURITIES — 98.0% (Cost: $332,869,757)		447,526,449
Other Assets less Liabilities — 2.0%		9,045,929
NET ASSETS — 100.0%		$456,572,378

^	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $3, which represents 0.0% of net assets.
*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at March 31, 2026. At March 31, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,820,161 and the total market value of the collateral held by the Fund was $1,943,319. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $687,953.
(b)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c)	Rate shown represents annualized 7-day yield as of March 31, 2026.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree International Efficient Core Fund (NTSI)
March 31, 2026

ABBREVIATIONS:
ADR	American Depositary Receipt
CDI	Chess Depository Interest

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Depreciation
10 Year U.S. Treasury Note	496	6/18/26	$55,079,250	$(866,340)
2 Year U.S. Treasury Note	266	6/30/26	55,180,453	(395,711)
5 Year U.S. Treasury Note	509	6/30/26	55,063,461	(662,347)
U.S. Treasury Long Bond	480	6/18/26	54,660,000	(1,598,025)
Ultra 10 Year U.S. Treasury Note	484	6/18/26	54,941,563	(1,027,945)
			$274,924,727	$(4,550,368)

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks	$409,201,638	$–	$–		$409,201,638
Preferred Stocks	1,224,514	–	–		1,224,514
Rights	–	–	3	*	3
Mutual Fund	–	35,844,928	–		35,844,928
Investment of Cash Collateral for Securities Loaned	–	1,255,366	–		1,255,366
Total Investments in Securities	$410,426,152	$37,100,294	$3		$447,526,449
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(4,550,368)	$–	$–		$(4,550,368)
Total - Net	$405,875,784	$37,100,294	$3		$442,976,081

*	Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree U.S. Efficient Core Fund (NTSX)
March 31, 2026

Investments	Shares	Value
COMMON STOCKS — 90.9%
Brazil — 0.1%
Broadline Retail — 0.1%
MercadoLibre, Inc.*	366	$632,821
Netherlands — 0.0%
Semiconductors & Semiconductor Equipment — 0.0%
NXP Semiconductors NV	1,831	360,451
South Korea — 0.1%
Broadline Retail — 0.1%
Coupang, Inc.*	32,781	618,905
Switzerland — 0.0%
Electronic Equipment, Instruments & Components — 0.0%
TE Connectivity PLC	1,568	327,743
Thailand — 0.0%
Electronic Equipment, Instruments & Components — 0.0%
Fabrinet*	319	166,365
United Kingdom — 0.0%
Energy Equipment & Services — 0.0%
TechnipFMC PLC	3,426	236,840
United States — 90.7%
Aerospace & Defense — 2.2%
Axon Enterprise, Inc.*	1,491	633,213
Boeing Co.*	11,044	2,198,087
BWX Technologies, Inc.(a)	1,228	251,114
Carpenter Technology Corp.	602	237,278
Curtiss-Wright Corp.	393	267,680
FTAI Aviation Ltd.	1,299	318,255
General Dynamics Corp.	4,796	1,646,083
General Electric Co.	20,791	5,899,862
HEICO Corp.	2,540	696,468
Howmet Aerospace, Inc.	8,001	1,843,910
L3Harris Technologies, Inc.	3,259	1,124,844
Lockheed Martin Corp.	4,582	2,769,315
Northrop Grumman Corp.	2,610	1,780,646
Rocket Lab Corp.*	5,538	355,650
RTX Corp.	25,955	5,006,720
TransDigm Group, Inc.	1,038	1,203,001
Woodward, Inc.	535	191,487
Total Aerospace & Defense		26,423,613
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	1,163	193,140
Expeditors International of Washington, Inc.	2,714	388,726
FedEx Corp.	4,494	1,600,673
United Parcel Service, Inc., Class B	15,782	1,552,633
Total Air Freight & Logistics		3,735,172
Automobile Components — 0.0%
Aptiv PLC*	2,840	197,210
Automobiles — 2.0%
Ford Motor Co.	65,932	760,855
General Motors Co.	24,434	1,820,333
Rivian Automotive, Inc., Class A*(a)	14,225	214,086
Tesla, Inc.*	56,142	20,870,789
Total Automobiles		23,666,063
Banks — 3.2%
Bank of America Corp.	142,228	6,933,615
Citigroup, Inc.	33,695	3,821,350
Citizens Financial Group, Inc.	8,890	533,133
Fifth Third Bancorp	12,999	603,933
First Citizens BancShares, Inc., Class A	245	461,742
Huntington Bancshares, Inc.	26,782	419,138
JPMorgan Chase & Co.	52,112	15,329,266
KeyCorp	20,464	410,303
M&T Bank Corp.	2,947	609,204
PNC Financial Services Group, Inc.	6,884	1,432,492
Regions Financial Corp.	20,292	530,027
Truist Financial Corp.	22,928	1,054,000
U.S. Bancorp	24,917	1,295,933
Wells Fargo & Co.	65,539	5,217,560
Total Banks		38,651,696
Beverages — 1.0%
Coca-Cola Co.	78,719	5,986,580
Constellation Brands, Inc., Class A	2,741	411,150
Keurig Dr. Pepper, Inc.	23,633	622,257
Monster Beverage Corp.*	19,324	1,400,217
PepsiCo, Inc.	24,727	3,839,856
Total Beverages		12,260,060
Biotechnology — 1.6%
AbbVie, Inc.	32,172	6,997,088
Alnylam Pharmaceuticals, Inc.*	2,234	739,164
Amgen, Inc.	9,629	3,387,964
Biogen, Inc.*	1,589	291,311
Gilead Sciences, Inc.	23,300	3,247,321
Incyte Corp.*	2,576	242,453
Insmed, Inc.*	2,663	435,454
Natera, Inc.*	818	163,592
Regeneron Pharmaceuticals, Inc.	2,071	1,600,137
United Therapeutics Corp.*	239	141,722
Vertex Pharmaceuticals, Inc.*	4,543	2,028,631
Total Biotechnology		19,274,837
Broadline Retail — 3.4%
Amazon.com, Inc.*	195,071	40,627,437
eBay, Inc.	9,056	824,277
Total Broadline Retail		41,451,714
Building Products — 0.2%
Carrier Global Corp.	12,141	683,660
Johnson Controls International PLC	4,050	530,347
Lennox International, Inc.	729	338,351
Trane Technologies PLC	1,503	626,360
Total Building Products		2,178,718
Capital Markets — 3.0%
Ameriprise Financial, Inc.	1,939	861,692
Ares Management Corp., Class A	3,321	362,321
Bank of New York Mellon Corp.	13,498	1,601,268

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. Efficient Core Fund (NTSX)
March 31, 2026

Investments	Shares	Value
Blackrock, Inc.	2,740	$2,635,085
Blackstone, Inc.	21,839	2,511,267
Carlyle Group, Inc.	7,189	347,876
Cboe Global Markets, Inc.	644	181,009
Charles Schwab Corp.	31,538	2,963,941
CME Group, Inc.	6,675	1,971,461
Coinbase Global, Inc., Class A*(a)	4,257	743,315
Goldman Sachs Group, Inc.	5,897	4,988,803
Interactive Brokers Group, Inc., Class A	2,152	144,335
Intercontinental Exchange, Inc.	10,256	1,613,064
KKR & Co., Inc.	16,309	1,508,582
LPL Financial Holdings, Inc.	1,420	427,179
Moody's Corp.	3,350	1,461,437
Morgan Stanley	29,604	4,871,930
MSCI, Inc.	1,418	764,316
Nasdaq, Inc.	9,937	843,552
Northern Trust Corp.	4,140	577,820
Raymond James Financial, Inc.	3,804	550,781
Robinhood Markets, Inc., Class A*	4,401	304,989
S&P Global, Inc.	5,885	2,503,126
State Street Corp.	6,225	787,836
T Rowe Price Group, Inc.(a)	4,173	376,154
Total Capital Markets		35,903,139
Chemicals — 0.7%
Air Products & Chemicals, Inc.	3,406	989,409
Corteva, Inc.	12,888	1,078,854
Dow, Inc.	19,840	826,336
DuPont de Nemours, Inc.	7,951	364,156
Ecolab, Inc.	5,180	1,377,984
International Flavors & Fragrances, Inc.	2,271	164,761
Linde PLC	3,575	1,772,342
PPG Industries, Inc.	6,104	652,395
Sherwin-Williams Co.	4,921	1,577,427
Total Chemicals		8,803,664
Commercial Services & Supplies — 0.5%
Cintas Corp.	8,077	1,366,144
Copart, Inc.*	16,312	541,558
Republic Services, Inc.	5,415	1,185,993
Rollins, Inc.	8,281	442,288
Veralto Corp.	4,765	421,321
Waste Connections, Inc.	1,581	256,818
Waste Management, Inc.	7,258	1,667,816
Total Commercial Services & Supplies		5,881,938
Communications Equipment — 1.0%
Arista Networks, Inc.*	23,480	2,882,875
Ciena Corp.*	1,680	652,227
Cisco Systems, Inc.	76,126	5,906,616
Lumentum Holdings, Inc.*	940	660,594
Motorola Solutions, Inc.	3,235	1,403,893
Ubiquiti, Inc.	401	316,906
Total Communications Equipment		11,823,111
Construction & Engineering — 0.2%
Comfort Systems USA, Inc.	234	322,684
EMCOR Group, Inc.	293	216,325
MasTec, Inc.*	507	163,122
Quanta Services, Inc.	2,576	1,414,275
Total Construction & Engineering		2,116,406
Construction Materials — 0.2%
Amrize Ltd.*	7,120	398,863
CRH PLC	4,094	430,361
Martin Marietta Materials, Inc.	1,155	679,925
Vulcan Materials Co.	2,759	751,276
Total Construction Materials		2,260,425
Consumer Finance — 0.6%
American Express Co.	13,189	3,989,409
Capital One Financial Corp.	11,977	2,184,964
SoFi Technologies, Inc.*(a)	6,399	101,616
Synchrony Financial	7,570	514,911
Total Consumer Finance		6,790,900
Consumer Staples Distribution & Retail — 2.5%
Casey's General Stores, Inc.	303	220,542
Costco Wholesale Corp.	8,193	8,163,751
Dollar General Corp.	3,857	457,942
Dollar Tree, Inc.*	2,441	267,314
Kroger Co.	13,200	955,152
Sysco Corp.	9,398	670,359
Target Corp.	5,941	720,049
U.S. Foods Holding Corp.*	1,744	160,814
Walmart, Inc.	149,116	18,532,136
Total Consumer Staples Distribution & Retail		30,148,059
Containers & Packaging — 0.1%
Amcor PLC(a)	6,038	240,011
International Paper Co.	7,659	273,426
Packaging Corp. of America	1,895	402,157
Smurfit Westrock PLC	6,505	259,224
Total Containers & Packaging		1,174,818
Distributors — 0.0%
Genuine Parts Co.	2,923	309,107
Diversified Telecommunication Services — 0.8%
AT&T, Inc.	134,034	3,885,646
Comcast Corp., Class A	65,259	1,873,586
Verizon Communications, Inc.	77,510	3,891,002
Total Diversified Telecommunication Services		9,650,234
Electric Utilities — 1.4%
Alliant Energy Corp.	3,951	283,524
American Electric Power Co., Inc.	10,149	1,330,331
Constellation Energy Corp.	6,340	1,770,445
Duke Energy Corp.	13,608	1,781,832
Edison International	8,002	585,586
Entergy Corp.	7,714	866,745
Evergy, Inc.	691	56,607
Eversource Energy	7,083	490,710
Exelon Corp.	18,559	909,762
FirstEnergy Corp.	9,419	477,167

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. Efficient Core Fund (NTSX)
March 31, 2026

Investments	Shares	Value
NextEra Energy, Inc.	37,949	$3,524,703
NRG Energy, Inc.	1,416	206,934
PG&E Corp.	42,846	752,804
PPL Corp.(a)	14,020	535,564
Southern Co.	19,675	1,899,031
Xcel Energy, Inc.	10,225	812,274
Total Electric Utilities		16,284,019
Electrical Equipment — 0.9%
AMETEK, Inc.	4,400	943,184
Bloom Energy Corp., Class A*	2,771	375,443
Eaton Corp. PLC	2,824	1,010,060
Emerson Electric Co.	11,093	1,453,405
GE Vernova, Inc.	5,040	4,399,416
Hubbell, Inc.	935	458,842
nVent Electric PLC	1,416	167,484
Rockwell Automation, Inc.	1,966	705,558
Vertiv Holdings Co., Class A	7,073	1,772,352
Total Electrical Equipment		11,285,744
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	22,501	2,843,001
CDW Corp.	2,833	342,850
Coherent Corp.*	1,617	385,186
Corning, Inc.	15,909	2,163,147
Flex Ltd.*	3,102	203,057
Jabil, Inc.	1,023	271,739
Keysight Technologies, Inc.*	3,123	881,842
Teledyne Technologies, Inc.*	1,043	631,025
Total Electronic Equipment, Instruments & Components		7,721,847
Energy Equipment & Services — 0.2%
Baker Hughes Co.	18,507	1,129,853
Halliburton Co.	16,777	654,135
SLB Ltd.	11,452	588,518
Total Energy Equipment & Services		2,372,506
Entertainment — 1.2%
Liberty Media Corp.-Liberty Formula One, Class C*	4,500	382,590
Live Nation Entertainment, Inc.*	5,056	771,091
Netflix, Inc.*	92,627	8,906,086
ROBLOX Corp., Class A*	10,883	615,542
Take-Two Interactive Software, Inc.*	3,398	671,105
TKO Group Holdings, Inc.	286	57,672
Walt Disney Co.	34,526	3,327,616
Total Entertainment		14,731,702
Financial Services — 3.8%
Affirm Holdings, Inc.*	2,156	98,788
Apollo Global Management, Inc.	15,396	1,715,422
Berkshire Hathaway, Inc., Class B*	40,846	19,573,403
Block, Inc.*	12,301	740,274
Corpay, Inc.*	1,497	435,612
Fidelity National Information Services, Inc.	11,286	529,426
Fiserv, Inc.*	9,593	535,289
Global Payments, Inc.	2,199	147,993
Mastercard, Inc., Class A	17,783	8,885,454
PayPal Holdings, Inc.	14,686	664,248
Rocket Cos., Inc., Class A*	12,926	184,196
Toast, Inc., Class A*	4,015	106,438
Visa, Inc., Class A	38,251	11,560,982
Total Financial Services		45,177,525
Food Products — 0.4%
Archer-Daniels-Midland Co.	10,020	728,354
Bunge Global SA	2,716	345,475
General Mills, Inc.	14,365	534,665
Hershey Co.	3,303	686,661
Kraft Heinz Co.	6,092	137,009
McCormick & Co., Inc., Non-Voting Shares	7,267	366,547
Mondelez International, Inc., Class A	26,915	1,551,381
Tyson Foods, Inc., Class A	5,648	361,867
Total Food Products		4,711,959
Gas Utilities — 0.0%
Atmos Energy Corp.	2,533	467,896
Ground Transportation — 0.6%
CSX Corp.	33,943	1,393,360
JB Hunt Transport Services, Inc.	1,957	414,688
Old Dominion Freight Line, Inc.	2,971	580,534
Uber Technologies, Inc.*	35,936	2,584,877
Union Pacific Corp.	10,576	2,565,949
XPO, Inc.*	795	154,667
Total Ground Transportation		7,694,075
Health Care Equipment & Supplies — 1.3%
Abbott Laboratories	31,736	3,258,335
Becton Dickinson & Co.	4,467	702,346
Boston Scientific Corp.*	27,436	1,721,609
Dexcom, Inc.*	7,083	444,812
Edwards Lifesciences Corp.*	10,696	856,536
GE HealthCare Technologies, Inc.	8,075	574,779
IDEXX Laboratories, Inc.*	1,307	734,390
Insulet Corp.*	1,472	308,884
Intuitive Surgical, Inc.*	6,566	3,026,860
Medtronic PLC	8,947	775,258
ResMed, Inc.	2,533	568,608
STERIS PLC	901	199,238
Stryker Corp.	7,327	2,407,579
Zimmer Biomet Holdings, Inc.	4,890	442,154
Total Health Care Equipment & Supplies		16,021,388
Health Care Providers & Services — 1.4%
Cardinal Health, Inc.	4,383	926,172
Cencora, Inc.	3,463	1,087,867
Centene Corp.*	9,031	295,675
Cigna Group	6,155	1,641,846
CVS Health Corp.	24,034	1,726,122
Elevance Health, Inc.	4,826	1,412,811
HCA Healthcare, Inc.	4,722	2,234,639
Humana, Inc.	1,566	271,529
Labcorp Holdings, Inc.	1,744	465,317
McKesson Corp.	2,598	2,248,205
Quest Diagnostics, Inc.	1,924	377,066
Tenet Healthcare Corp.*	914	172,481

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. Efficient Core Fund (NTSX)
March 31, 2026

Investments	Shares	Value
UnitedHealth Group, Inc.	16,014	$4,333,228
Total Health Care Providers & Services		17,192,958
Health Care REITs — 0.2%
Ventas, Inc.	7,345	600,674
Welltower, Inc.	10,204	2,017,433
Total Health Care REITs		2,618,107
Health Care Technology — 0.0%
Veeva Systems, Inc., Class A*	3,052	536,114
Hotels, Restaurants & Leisure — 1.6%
Airbnb, Inc., Class A*	9,895	1,249,541
Booking Holdings, Inc.	670	2,820,914
Carnival Corp.	8,240	213,251
Chipotle Mexican Grill, Inc.*	24,404	781,172
Darden Restaurants, Inc.	2,503	490,688
DoorDash, Inc., Class A*	6,862	1,030,329
DraftKings, Inc., Class A*	9,894	213,908
Expedia Group, Inc.	2,483	573,300
Flutter Entertainment PLC*	924	94,202
Hilton Worldwide Holdings, Inc.	4,920	1,496,074
Las Vegas Sands Corp.	12,815	690,472
Marriott International, Inc., Class A	5,564	1,819,817
McDonald's Corp.	13,031	4,049,905
Royal Caribbean Cruises Ltd.	1,689	464,779
Starbucks Corp.	21,735	1,947,239
Yum! Brands, Inc.	4,948	769,315
Total Hotels, Restaurants & Leisure		18,704,906
Household Durables — 0.2%
DR Horton, Inc.	5,950	816,459
Garmin Ltd.	1,544	358,223
Lennar Corp., Class A	4,521	392,604
NVR, Inc.*	80	527,186
PulteGroup, Inc.	4,024	473,263
Somnigroup International, Inc.	2,776	205,202
Total Household Durables		2,772,937
Household Products — 0.8%
Church & Dwight Co., Inc.	6,578	613,859
Colgate-Palmolive Co.	16,901	1,440,472
Kimberly-Clark Corp.	4,972	479,649
Procter & Gamble Co.	45,290	6,541,688
Total Household Products		9,075,668
Independent Power & Renewable Electricity Producers — 0.1%
Talen Energy Corp.*	595	189,942
Vistra Corp.	6,958	1,045,996
Total Independent Power & Renewable Electricity Producers		1,235,938
Industrial Conglomerates — 0.3%
3M Co.	9,921	1,440,827
Honeywell International, Inc.	12,027	2,718,463
Total Industrial Conglomerates		4,159,290
Industrial REITs — 0.2%
Prologis, Inc.	15,579	2,059,232
Insurance — 1.3%
Aflac, Inc.	10,170	1,115,751
Allstate Corp.	4,857	1,007,050
American International Group, Inc.	13,117	987,054
Aon PLC, Class A	1,491	481,265
Arch Capital Group Ltd.*	2,595	249,094
Arthur J Gallagher & Co.	3,918	848,561
Brown & Brown, Inc.	6,033	393,412
Chubb Ltd.	2,719	886,204
Cincinnati Financial Corp.	3,009	473,466
F&G Annuities & Life, Inc.	265	6,710
Fidelity National Financial, Inc.	4,460	206,855
Hartford Insurance Group, Inc.	5,562	752,149
Loews Corp.	4,488	479,049
Markel Group, Inc.*	272	520,627
Marsh & McLennan Cos., Inc.	8,860	1,536,767
MetLife, Inc.	15,192	1,074,378
Principal Financial Group, Inc.	4,289	386,482
Progressive Corp.	10,950	2,170,728
Prudential Financial, Inc.	6,688	653,351
Travelers Cos., Inc.	4,162	1,213,972
Willis Towers Watson PLC	693	201,455
WR Berkley Corp.	7,079	469,196
Total Insurance		16,113,576
Interactive Media & Services — 7.8%
Alphabet, Inc., Class A	230,457	66,270,215
Meta Platforms, Inc., Class A	47,259	27,038,292
Pinterest, Inc., Class A*	8,965	164,418
Reddit, Inc., Class A*	1,605	216,113
Total Interactive Media & Services		93,689,038
IT Services — 0.8%
Accenture PLC, Class A	3,673	728,319
Cloudflare, Inc., Class A*	5,710	1,178,201
Cognizant Technology Solutions Corp., Class A	9,458	580,248
CoreWeave, Inc., Class A*	4,038	312,824
Gartner, Inc.*	1,205	190,800
GoDaddy, Inc., Class A*	2,964	245,034
International Business Machines Corp.	16,898	4,095,906
MongoDB, Inc.*	1,180	288,829
Snowflake, Inc.*	6,835	1,030,855
Twilio, Inc., Class A*	3,769	474,215
VeriSign, Inc.	1,483	368,318
Total IT Services		9,493,549
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	5,736	653,789
Danaher Corp.	13,379	2,536,659
Illumina, Inc.*	2,809	346,237
IQVIA Holdings, Inc.*	3,431	585,123
Medpace Holdings, Inc.*	417	200,239
Mettler-Toledo International, Inc.*	461	581,413
Thermo Fisher Scientific, Inc.	7,064	3,472,168
Waters Corp.*	1,729	514,896

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. Efficient Core Fund (NTSX)
March 31, 2026

Investments	Shares	Value
West Pharmaceutical Services, Inc.	1,251	$313,551
Total Life Sciences Tools & Services		9,204,075
Machinery — 1.6%
Caterpillar, Inc.	9,164	6,492,327
Cummins, Inc.	2,540	1,366,571
Deere & Co.	5,260	2,962,958
Dover Corp.	2,402	500,697
Fortive Corp.	7,685	424,827
Illinois Tool Works, Inc.	5,674	1,476,885
Ingersoll Rand, Inc.	8,037	643,924
Otis Worldwide Corp.	7,408	571,009
PACCAR, Inc.	9,731	1,123,931
Parker-Hannifin Corp.	2,491	2,230,043
Pentair PLC	1,134	98,783
Snap-on, Inc.	910	330,530
Westinghouse Air Brake Technologies Corp.	3,366	841,197
Xylem, Inc.	4,614	551,373
Total Machinery		19,615,055
Media — 0.1%
Charter Communications, Inc., Class A*	3,307	713,915
Fox Corp., Class A(a)	9,884	577,226
Paramount Skydance Corp., Class B(a)	17,732	159,943
Trade Desk, Inc., Class A*	6,434	145,987
Versant Media Group, Inc.*	2,277	84,294
Total Media		1,681,365
Metals & Mining — 0.5%
Freeport-McMoRan, Inc.	26,213	1,540,800
Newmont Corp.	19,728	2,135,556
Nucor Corp.	4,807	812,864
Royal Gold, Inc.	844	214,790
Steel Dynamics, Inc.	3,185	573,300
Total Metals & Mining		5,277,310
Multi-Utilities — 0.6%
Ameren Corp.	5,969	656,112
CenterPoint Energy, Inc.	13,072	564,188
CMS Energy Corp.	4,847	376,030
Consolidated Edison, Inc.	6,275	710,205
Dominion Energy, Inc.	15,391	951,472
DTE Energy Co.	3,210	469,366
NiSource, Inc.	1,745	81,422
Public Service Enterprise Group, Inc.	9,951	805,533
Sempra	12,187	1,184,211
WEC Energy Group, Inc.	6,939	803,328
Total Multi-Utilities		6,601,867
Oil, Gas & Consumable Fuels — 3.4%
Cheniere Energy, Inc.	1,330	377,401
Chevron Corp.	39,569	8,186,826
ConocoPhillips	24,436	3,225,552
Coterra Energy, Inc.	15,590	547,833
Devon Energy Corp.	8,053	405,227
Diamondback Energy, Inc.	3,478	687,914
EOG Resources, Inc.	10,715	1,549,067
EQT Corp.	7,740	492,574
Expand Energy Corp.	1,844	202,434
Exxon Mobil Corp.	84,433	14,324,903
Kinder Morgan, Inc.	39,162	1,313,102
Marathon Petroleum Corp.	7,046	1,720,492
Occidental Petroleum Corp.	11,080	720,200
ONEOK, Inc.	10,761	972,687
Phillips 66	8,162	1,486,953
Targa Resources Corp.	4,332	1,086,162
Texas Pacific Land Corp.	1,236	586,556
Valero Energy Corp.(a)	6,309	1,558,828
Williams Cos., Inc.	22,481	1,636,167
Total Oil, Gas & Consumable Fuels		41,080,878
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	13,353	887,708
Southwest Airlines Co.	6,482	243,529
United Airlines Holdings, Inc.*	6,563	604,255
Total Passenger Airlines		1,735,492
Personal Care Products — 0.1%
Estee Lauder Cos., Inc., Class A	5,657	406,003
Kenvue, Inc.	32,784	565,196
Total Personal Care Products		971,199
Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co.	35,156	2,132,211
Eli Lilly & Co.	18,663	17,165,667
Johnson & Johnson	43,688	10,679,095
Merck & Co., Inc.	45,878	5,518,665
Pfizer, Inc.	109,995	3,088,660
Zoetis, Inc.	7,838	926,530
Total Pharmaceuticals		39,510,828
Professional Services — 0.4%
Automatic Data Processing, Inc.	7,803	1,585,414
Broadridge Financial Solutions, Inc.	2,056	334,059
Equifax, Inc.	2,121	381,928
Jacobs Solutions, Inc.	2,285	290,835
Leidos Holdings, Inc.	2,272	353,341
Paychex, Inc.	7,453	686,570
SS&C Technologies Holdings, Inc.	5,062	342,039
TransUnion	1,814	125,511
Verisk Analytics, Inc.	2,578	489,176
Total Professional Services		4,588,873
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A*	5,459	739,476
CoStar Group, Inc.*	7,254	292,626
Zillow Group, Inc., Class C*	1,451	60,043
Total Real Estate Management & Development		1,092,145
Residential REITs — 0.2%
AvalonBay Communities, Inc.	3,667	599,004
Equity Residential	5,531	327,159
Essex Property Trust, Inc.	1,164	281,688
Invitation Homes, Inc.	5,841	145,149
Mid-America Apartment Communities, Inc.	2,717	331,800

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. Efficient Core Fund (NTSX)
March 31, 2026

Investments	Shares	Value
Sun Communities, Inc.	1,546	$194,734
Total Residential REITs		1,879,534
Retail REITs — 0.2%
Realty Income Corp.	12,978	793,994
Simon Property Group, Inc.	6,171	1,151,077
Total Retail REITs		1,945,071
Semiconductors & Semiconductor Equipment — 12.8%
Advanced Micro Devices, Inc.*	31,747	6,458,292
Analog Devices, Inc.	9,040	2,875,986
Applied Materials, Inc.	15,622	5,339,443
Astera Labs, Inc.*	2,128	233,229
Broadcom, Inc.	84,150	26,045,266
Credo Technology Group Holding Ltd.*	2,114	198,441
First Solar, Inc.*	1,867	368,284
Intel Corp.*	85,335	3,765,834
KLA Corp.	2,497	3,676,608
Lam Research Corp.	23,940	5,115,020
Marvell Technology, Inc.	17,360	1,719,508
Microchip Technology, Inc.	8,531	551,188
Micron Technology, Inc.	20,458	6,911,531
Monolithic Power Systems, Inc.	825	902,014
NVIDIA Corp.	476,259	83,059,570
ON Semiconductor Corp.*	6,488	401,737
Qnity Electronics, Inc.	3,973	458,405
Qualcomm, Inc.	20,342	2,619,643
Teradyne, Inc.	2,479	734,924
Texas Instruments, Inc.	15,573	3,023,342
Total Semiconductors & Semiconductor Equipment		154,458,265
Software — 7.6%
Adobe, Inc.*	7,263	1,765,490
AppLovin Corp., Class A*	6,852	2,727,096
Atlassian Corp., Class A*	4,401	300,368
Autodesk, Inc.*	3,918	937,969
Cadence Design Systems, Inc.*	5,170	1,436,588
Circle Internet Group, Inc.*(a)	2,685	256,176
Crowdstrike Holdings, Inc., Class A*	4,620	1,803,694
Datadog, Inc., Class A*	6,339	748,319
Fair Isaac Corp.*	452	482,528
Fortinet, Inc.*	14,156	1,156,828
Gen Digital, Inc.	11,627	218,936
Guidewire Software, Inc.*	595	88,988
HubSpot, Inc.*	828	202,115
Intuit, Inc.	5,094	2,202,544
Microsoft Corp.	140,416	51,977,791
Oracle Corp.	47,132	6,933,589
Palantir Technologies, Inc., Class A*	43,247	6,326,171
Palo Alto Networks, Inc.*	12,571	2,015,383
PTC, Inc.*	2,273	323,880
Roper Technologies, Inc.	1,774	627,748
Salesforce, Inc.	17,794	3,321,606
ServiceNow, Inc.*	19,124	1,999,414
Strategy, Inc.*(a)	539	67,267
Synopsys, Inc.*	3,250	1,288,560
Trimble, Inc.*	1,283	83,690
Tyler Technologies, Inc.*	811	277,670
Unity Software, Inc.*	4,879	107,045
Workday, Inc., Class A*	4,381	569,180
Zoom Communications, Inc., Class A*	6,486	521,410
Zscaler, Inc.*	2,784	390,567
Total Software		91,158,610
Specialized REITs — 0.6%
American Tower Corp.	7,224	1,246,718
Crown Castle, Inc.	8,197	666,498
Digital Realty Trust, Inc.	5,755	1,037,109
Equinix, Inc.	1,816	1,780,116
Extra Space Storage, Inc.	4,359	571,596
Iron Mountain, Inc.	5,908	603,443
Public Storage	2,741	742,482
SBA Communications Corp.	1,621	278,990
VICI Properties, Inc.	19,322	527,877
Weyerhaeuser Co.	3,845	93,933
Total Specialized REITs		7,548,762
Specialty Retail — 1.5%
AutoZone, Inc.*	308	1,040,356
Best Buy Co., Inc.	3,027	194,333
Burlington Stores, Inc.*	509	165,618
Carvana Co.*(a)	883	277,598
Home Depot, Inc.	18,025	5,928,242
Lowe's Cos., Inc.	10,423	2,462,746
O'Reilly Automotive, Inc.*	16,292	1,503,915
Ross Stores, Inc.	6,305	1,365,852
TJX Cos., Inc.	21,223	3,389,313
Tractor Supply Co.	10,513	476,239
Ulta Beauty, Inc.*	829	433,327
Williams-Sonoma, Inc.	2,302	419,724
Total Specialty Retail		17,657,263
Technology Hardware, Storage & Peripherals — 6.7%
Apple, Inc.	288,578	73,238,211
Dell Technologies, Inc., Class C	14,384	2,360,846
Everpure, Inc., Class A*	2,497	147,423
Hewlett Packard Enterprise Co.	26,966	642,060
HP, Inc.	21,894	420,584
IonQ, Inc.*(a)	4,426	127,602
NetApp, Inc.	3,869	396,147
Sandisk Corp.*	1,949	1,238,278
Seagate Technology Holdings PLC	1,190	466,194
Super Micro Computer, Inc.*(a)	8,673	197,484
Western Digital Corp.(a)	6,146	1,662,431
Total Technology Hardware, Storage & Peripherals		80,897,260
Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc., Class B	23,340	1,232,819
Tapestry, Inc.	2,241	316,227
Total Textiles, Apparel & Luxury Goods		1,549,046
Tobacco — 0.6%
Altria Group, Inc.	33,915	2,238,051

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. Efficient Core Fund (NTSX)
March 31, 2026

Investments	Shares	Value
Philip Morris International, Inc.	30,542	$5,049,814
Total Tobacco		7,287,865
Trading Companies & Distributors — 0.3%
Fastenal Co.	20,452	948,973
Ferguson Enterprises, Inc.	1,154	269,182
United Rentals, Inc.	1,184	862,615
WW Grainger, Inc.	921	1,004,636
Total Trading Companies & Distributors		3,085,406
Water Utilities — 0.0%
American Water Works Co., Inc.	3,516	478,492
Wireless Telecommunication Services — 0.4%
T-Mobile U.S., Inc.	22,463	4,717,904
Total United States		1,090,843,423
TOTAL COMMON STOCKS (COST: $713,742,328)		1,093,186,548
MUTUAL FUND — 7.5%
United States — 7.5%
Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.54%(b)
(Cost: $90,359,067)	90,359,067	90,359,067
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(b)
(Cost: $297,757)	297,757	297,757
TOTAL INVESTMENTS IN SECURITIES — 98.4% (Cost: $804,399,152)		1,183,843,372
Other Assets less Liabilities — 1.6%		19,732,717
NET ASSETS — 100.0%		$1,203,576,089

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at March 31, 2026. At March 31, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $6,882,076 and the total market value of the collateral held by the Fund was $6,847,153. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $6,549,396.
(b)	Rate shown represents annualized 7-day yield as of March 31, 2026.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree U.S. Efficient Core Fund (NTSX)
March 31, 2026

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Depreciation
10 Year U.S. Treasury Note	1,350	6/18/26	$149,913,281	$(2,357,117)
2 Year U.S. Treasury Note	733	6/30/26	152,057,414	(1,095,137)
5 Year U.S. Treasury Note	1,395	6/30/26	150,910,665	(1,812,193)
U.S. Treasury Long Bond	1,308	6/18/26	148,948,500	(4,375,647)
Ultra 10 Year U.S. Treasury Note	1,321	6/18/26	149,954,140	(2,809,626)
			$751,784,000	$(12,449,720)

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,093,186,548	$–	$–	$1,093,186,548
Mutual Fund	–	90,359,067	–	90,359,067
Investment of Cash Collateral for Securities Loaned	–	297,757	–	297,757
Total Investments in Securities	$1,093,186,548	$90,656,824	$–	$1,183,843,372
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(12,449,720)	$–	$–	$(12,449,720)
Total - Net	$1,080,736,828	$90,656,824	$–	$1,171,393,652

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree Artificial Intelligence and Innovation Fund (WTAI)
March 31, 2026

Investments	Shares	Value
COMMON STOCKS — 99.9%
Canada — 2.7%
Electronic Equipment, Instruments & Components — 1.6%
Celestica, Inc.*	20,683	$5,825,988
IT Services — 1.1%
Shopify, Inc., Class A*	34,497	4,092,034
Total Canada		9,918,022
Japan — 4.1%
Insurance — 1.3%
Sompo Holdings, Inc.	124,600	4,708,625
Semiconductors & Semiconductor Equipment — 0.9%
Kioxia Holdings Corp.*	28,000	3,358,099
Wireless Telecommunication Services — 1.9%
SoftBank Group Corp.	312,500	6,983,076
Total Japan		15,049,800
Netherlands — 2.2%
Semiconductors & Semiconductor Equipment — 1.6%
ASML Holding NV, Registered Shares	4,475	5,910,714
Software — 0.6%
Nebius Group NV*(a)	21,529	2,233,849
Total Netherlands		8,144,563
South Korea — 9.7%
Automobiles — 1.6%
Hyundai Motor Co.	19,676	5,723,016
Industrial Conglomerates — 1.6%
SK Square Co. Ltd.*	19,033	5,796,948
Semiconductors & Semiconductor Equipment — 2.8%
SK hynix, Inc.	19,881	10,474,957
Technology Hardware, Storage & Peripherals — 3.7%
Samsung Electronics Co. Ltd.	126,115	13,767,132
Total South Korea		35,762,053
Taiwan — 3.4%
Electronic Equipment, Instruments & Components — 0.5%
Delta Electronics, Inc.	46,000	1,985,611
Semiconductors & Semiconductor Equipment — 2.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	31,824	10,754,921
Total Taiwan		12,740,532
United States — 77.8%
Automobiles — 2.9%
Tesla, Inc.*	28,332	10,532,421
Broadline Retail — 4.9%
Amazon.com, Inc.*	87,015	18,122,614
Communications Equipment — 4.8%
Ciena Corp.*	6,552	2,543,683
Cisco Systems, Inc.	105,316	8,171,469
Lumentum Holdings, Inc.*	10,079	7,083,118
Total Communications Equipment		17,798,270
Consumer Staples Distribution & Retail — 0.6%
Kroger Co.	31,105	2,250,758
Electrical Equipment — 5.3%
Bloom Energy Corp., Class A*	12,272	1,662,733
GE Vernova, Inc.	4,471	3,902,736
Schneider Electric SE	21,136	5,579,249
Vertiv Holdings Co., Class A	33,616	8,423,497
Total Electrical Equipment		19,568,215
Electronic Equipment, Instruments & Components — 2.2%
Coherent Corp.*	18,047	4,298,976
Corning, Inc.	29,449	4,004,180
Total Electronic Equipment, Instruments & Components		8,303,156
Interactive Media & Services — 8.5%
Alphabet, Inc., Class A	57,571	16,555,117
Meta Platforms, Inc., Class A	25,719	14,714,611
Total Interactive Media & Services		31,269,728
IT Services — 7.2%
Cloudflare, Inc., Class A*	24,539	5,063,377
DigitalOcean Holdings, Inc.*(a)	99,727	8,554,582
International Business Machines Corp.	7,707	1,868,100
MongoDB, Inc.*	16,754	4,100,876
Snowflake, Inc.*	46,435	7,003,327
Total IT Services		26,590,262
Machinery — 1.8%
Cummins, Inc.	7,012	3,772,596
Deere & Co.	5,248	2,956,199
Total Machinery		6,728,795
Semiconductors & Semiconductor Equipment — 23.5%
Advanced Micro Devices, Inc.*	19,148	3,895,278
Applied Materials, Inc.	11,580	3,957,928
Astera Labs, Inc.*	15,113	1,656,385
Broadcom, Inc.	35,293	10,923,536
Credo Technology Group Holding Ltd.*	27,279	2,560,680
Intel Corp.*	87,080	3,842,840
Lam Research Corp.	37,989	8,116,730
Lattice Semiconductor Corp.*	40,473	3,754,275
Marvell Technology, Inc.	50,674	5,019,260
Microchip Technology, Inc.	48,282	3,119,500
Micron Technology, Inc.	33,611	11,355,140
NVIDIA Corp.	94,299	16,445,745
Qualcomm, Inc.	8,768	1,129,143
Teradyne, Inc.	32,158	9,533,561
Texas Instruments, Inc.	8,455	1,641,454
Total Semiconductors & Semiconductor Equipment		86,951,455
Software — 14.0%
Adobe, Inc.*	8,590	2,088,057
Crowdstrike Holdings, Inc., Class A*	10,178	3,973,593
Datadog, Inc., Class A*	28,999	3,423,332

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Artificial Intelligence and Innovation Fund (WTAI)
March 31, 2026

Investments	Shares	Value
Gitlab, Inc., Class A*	40,009	$865,795
JFrog Ltd.*	82,893	3,890,169
Oracle Corp.	82,484	12,134,221
Palantir Technologies, Inc., Class A*	17,825	2,607,441
Palo Alto Networks, Inc.*	44,073	7,065,783
Salesforce, Inc.	21,317	3,979,244
SentinelOne, Inc., Class A*	165,450	2,130,996
ServiceNow, Inc.*	55,498	5,802,316
Synopsys, Inc.*	4,874	1,932,444
Zscaler, Inc.*	12,524	1,756,992
Total Software		51,650,383
Technology Hardware, Storage & Peripherals — 2.1%
Everpure, Inc., Class A*	28,051	1,656,131
Sandisk Corp.*	9,355	5,943,606
Total Technology Hardware, Storage & Peripherals		7,599,737
Total United States		287,365,794
TOTAL COMMON STOCKS (COST: $333,472,002)		368,980,764
MUTUAL FUND — 0.1%
United States — 0.1%
Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.54%(b)
(Cost: $286,749)	286,749	286,749
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.1%
United States — 0.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(b)
(Cost: $276,613)	276,613	276,613
TOTAL INVESTMENTS IN SECURITIES — 100.1% (Cost: $334,035,364)		369,544,126
Other Liabilities less Assets — (0.1)%		(215,398)
NET ASSETS — 100.0%		$369,328,728

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at March 31, 2026. At March 31, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $10,412,372 and the total market value of the collateral held by the Fund was $9,713,107. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $9,436,494.
(b)	Rate shown represents annualized 7-day yield as of March 31, 2026.

ABBREVIATIONS:
ADR	American Depositary Receipt

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree Artificial Intelligence and Innovation Fund (WTAI)
March 31, 2026

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended March 31, 2026 were as follows:

Affiliate	Value at 6/30/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2026		Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$—	$24,200,000	$24,200,000	$—	$—	$–	^	$9,329

^	As of March 31, 2026, the Fund did not hold a position in this affiliate.

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$368,980,764	$–	$–	$368,980,764
Mutual Fund	–	286,749	–	286,749
Investment of Cash Collateral for Securities Loaned	–	276,613	–	276,613
Total Investments in Securities	$368,980,764	$563,362	$–	$369,544,126

See Notes to Schedule of Investments.

Schedule of Investments(unaudited)
WisdomTree BioRevolution Fund (WDNA)
March 31, 2026

Investments	Shares	Value
COMMON STOCKS — 99.9%
Australia — 0.3%
Chemicals — 0.3%
Nufarm Ltd.*	4,529	$6,328
Belgium — 0.5%
Chemicals — 0.5%
Syensqo SA	216	12,314
Denmark — 5.0%
Biotechnology — 1.7%
Genmab AS, ADR*	931	24,979
Zealand Pharma AS*	284	12,918
Total Biotechnology		37,897
Chemicals — 1.8%
Novonesis Novozymes, Class B	711	41,934
Pharmaceuticals — 1.5%
Novo Nordisk AS, Class B	945	33,645
Total Denmark		113,476
Germany — 4.2%
Biotechnology — 2.1%
BioNTech SE, ADR*	533	47,373
Oil, Gas & Consumable Fuels — 1.1%
Verbio SE*	449	23,694
Pharmaceuticals — 1.0%
Bayer AG, Registered Shares	506	22,962
Total Germany		94,029
Japan — 1.2%
Pharmaceuticals — 1.2%
Takeda Pharmaceutical Co. Ltd.	742	26,417
Netherlands — 1.7%
Biotechnology — 1.7%
Argenx SE, ADR*	29	21,177
uniQure NV*	1,049	17,151
Total Netherlands		38,328
Switzerland — 1.9%
Biotechnology — 1.9%
CRISPR Therapeutics AG*(a)	891	42,385
United Kingdom — 3.1%
Biotechnology — 0.4%
Genus PLC	323	10,095
Life Sciences Tools & Services — 0.4%
Oxford Nanopore Technologies PLC*	5,557	8,119
Pharmaceuticals — 2.3%
AstraZeneca PLC	262	51,672
Total United Kingdom		69,886
United States — 82.0%
Biotechnology — 54.3%
Absci Corp.*	6,319	18,957
Agios Pharmaceuticals, Inc.*	1,048	35,454
Allogene Therapeutics, Inc.*	11,574	28,241
Alnylam Pharmaceuticals, Inc.*	25	8,272
Amgen, Inc.	151	53,129
Amicus Therapeutics, Inc.*	3,435	49,670
Arcellx, Inc.*	252	28,935
Arcturus Therapeutics Holdings, Inc.*	2,494	19,254
Arrowhead Pharmaceuticals, Inc.*	517	32,416
Beam Therapeutics, Inc.*	1,726	41,131
Biogen, Inc.*	91	16,683
Biohaven Ltd.*	389	3,291
BioMarin Pharmaceutical, Inc.*	410	23,161
Bridgebio Pharma, Inc.*(a)	172	12,773
Caribou Biosciences, Inc.*	4,413	8,385
Editas Medicine, Inc.*	8,182	20,210
Exelixis, Inc.*	377	16,169
Fate Therapeutics, Inc.*	4,192	5,030
Geron Corp.*	8,007	11,930
Gilead Sciences, Inc.	318	44,320
Halozyme Therapeutics, Inc.*	222	14,348
Immunome, Inc.*	1,928	42,165
Intellia Therapeutics, Inc.*	2,622	33,614
Ionis Pharmaceuticals, Inc.*	621	46,631
Iovance Biotherapeutics, Inc.*	5,273	18,508
Krystal Biotech, Inc.*(a)	138	35,648
Moderna, Inc.*(a)	2,024	102,819
Natera, Inc.*	286	57,197
Recursion Pharmaceuticals, Inc., Class A*(a)	2,394	7,350
Regeneron Pharmaceuticals, Inc.	33	25,497
REGENXBIO, Inc.*	3,572	29,933
REVOLUTION Medicines, Inc.*	153	14,879
Rocket Pharmaceuticals, Inc.*	2,033	7,278
Roivant Sciences Ltd.*	1,307	36,204
Sana Biotechnology, Inc.*	5,002	14,406
Sarepta Therapeutics, Inc.*	427	9,291
Stoke Therapeutics, Inc.*	1,759	57,273
Twist Bioscience Corp.*(a)	1,103	52,415
Ultragenyx Pharmaceutical, Inc.*	560	11,732
United Therapeutics Corp.*	107	63,449
Veracyte, Inc.*	637	20,518
Vertex Pharmaceuticals, Inc.*	69	30,811
Viking Therapeutics, Inc.*(a)	636	20,695
Total Biotechnology		1,230,072
Chemicals — 1.7%
Corteva, Inc.	392	32,814
FMC Corp.	267	4,598
Total Chemicals		37,412
Food Products — 3.6%
Bunge Global SA	274	34,853
Darling Ingredients, Inc.*	622	38,471
Tyson Foods, Inc., Class A	132	8,457
Total Food Products		81,781

See Notes to Schedule of Investments.

Schedule of Investments(unaudited) (continued)
WisdomTree BioRevolution Fund (WDNA)
March 31, 2026

Investments	Shares	Value
Health Care Technology — 0.4%
Schrodinger, Inc.*(a)	748	$8,497
Life Sciences Tools & Services — 6.4%
10X Genomics, Inc., Class A*(a)	1,900	40,337
Bio-Techne Corp.(a)	185	9,668
Danaher Corp.	106	20,098
Ginkgo Bioworks Holdings, Inc.*(a)	2,191	13,431
Illumina, Inc.*	80	9,861
Pacific Biosciences of California, Inc.*	4,371	5,770
QIAGEN NV	135	5,405
Repligen Corp.*(a)	145	17,084
Tempus AI, Inc., Class A*(a)	390	17,636
Thermo Fisher Scientific, Inc.	12	5,898
Total Life Sciences Tools & Services		145,188
Oil, Gas & Consumable Fuels — 0.6%
Green Plains, Inc.*	849	13,966
Pharmaceuticals — 15.0%
Bristol-Myers Squibb Co.	447	27,111
Eli Lilly & Co.	65	59,785
Johnson & Johnson	292	71,376
Merck & Co., Inc.	146	17,562
Novartis AG, Registered Shares	248	37,301
Pfizer, Inc.	2,208	62,001
Structure Therapeutics, Inc., ADR*	1,034	49,839
Zoetis, Inc.	131	15,485
Total Pharmaceuticals		340,460
Total United States		1,857,376
TOTAL COMMON STOCKS (COST: $1,980,299)		2,260,539
MUTUAL FUND — 0.0%
United States — 0.0%
Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.54%(b)
(Cost: $1,114)	1,114	1,114
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.3%
United States — 0.3%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(b)
(Cost: $7,182)	7,182	7,182
TOTAL INVESTMENTS IN SECURITIES — 100.2% (Cost: $1,988,595)		2,268,835
Other Liabilities less Assets — (0.2)%		(4,983)
NET ASSETS — 100.0%		$2,263,852

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at March 31, 2026. At March 31, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $331,077 and the total market value of the collateral held by the Fund was $319,643. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $312,461.
(b)	Rate shown represents annualized 7-day yield as of March 31, 2026.

ABBREVIATIONS:
ADR	American Depositary Receipt

See Notes to Schedule of Investments.

Schedule of Investments(unaudited) (concluded)
WisdomTree BioRevolution Fund (WDNA)
March 31, 2026

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$2,260,539	$–	$–	$2,260,539
Mutual Fund	–	1,114	–	1,114
Investment of Cash Collateral for Securities Loaned	–	7,182	–	7,182
Total Investments in Securities	$2,260,539	$8,296	$–	$2,268,835

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree Cloud Computing Fund (WCLD)
March 31, 2026

Investments	Shares	Value
COMMON STOCKS — 100.1%
Canada — 1.5%
IT Services — 1.5%
Shopify, Inc., Class A*	27,500	$3,262,050
Israel — 3.8%
IT Services — 2.1%
Wix.com Ltd.*	51,717	4,658,150
Software — 1.7%
Cellebrite DI Ltd.*	264,106	3,639,381
Total Israel		8,297,531
United States — 94.8%
Financial Services — 1.5%
Toast, Inc., Class A*	128,188	3,398,264
Health Care Technology — 1.5%
Veeva Systems, Inc., Class A*	19,223	3,376,712
IT Services — 12.3%
Cloudflare, Inc., Class A*	19,608	4,045,915
DigitalOcean Holdings, Inc.*(a)	54,572	4,681,186
Fastly, Inc., Class A*	192,110	5,582,717
MongoDB, Inc.*	10,077	2,466,547
Okta, Inc.*	46,833	3,686,225
Snowflake, Inc.*	20,149	3,038,872
Twilio, Inc., Class A*	30,663	3,858,019
Total IT Services		27,359,481
Professional Services — 3.3%
Paycom Software, Inc.	30,361	3,690,076
Paylocity Holding Corp.*	32,838	3,547,817
Total Professional Services		7,237,893
Software — 76.2%
Adobe, Inc.*	13,374	3,250,952
Agilysys, Inc.*	44,091	3,136,634
Alkami Technology, Inc.*(a)	203,321	3,186,040
Appfolio, Inc., Class A*	20,193	3,186,859
Asana, Inc., Class A*(a)	478,656	3,063,398
Atlassian Corp., Class A*	45,755	3,122,779
AvePoint, Inc.*	329,454	3,133,108
Bill Holdings, Inc.*	74,883	2,868,019
BlackLine, Inc.*(a)	96,309	3,563,433
Braze, Inc., Class A*	201,550	4,758,595
C3.ai, Inc., Class A*(a)	334,909	2,819,934
Crowdstrike Holdings, Inc., Class A*	8,938	3,489,485
Datadog, Inc., Class A*	30,024	3,544,333
Docusign, Inc.*	77,755	3,686,365
Dynatrace, Inc.*	98,026	3,625,001
Elastic NV*	59,817	2,990,252
Figma, Inc., Class A*	133,103	2,813,797
Five9, Inc.*	178,805	2,712,472
Freshworks, Inc., Class A*	466,212	3,743,682
Gitlab, Inc., Class A*	131,780	2,851,719
HubSpot, Inc.*	14,859	3,627,082
Intapp, Inc.*	158,469	4,071,069
JFrog Ltd.*	92,139	4,324,083
Klaviyo, Inc., Class A*	200,618	3,904,026
Monday.com Ltd.*	45,760	3,162,474
nCino, Inc.*	222,776	3,337,184
Nutanix, Inc., Class A*	87,196	3,314,320
PagerDuty, Inc.*	526,559	3,269,931
Palantir Technologies, Inc., Class A*	25,638	3,750,327
Palo Alto Networks, Inc.*	23,284	3,732,891
Procore Technologies, Inc.*	66,180	3,772,260
Q2 Holdings, Inc.*	68,206	3,226,144
Qualys, Inc.*	37,576	3,301,052
RingCentral, Inc., Class A(a)	87,732	3,262,753
Rubrik, Inc., Class A*	69,210	3,389,214
SailPoint, Inc.*	245,085	3,244,925
Salesforce, Inc.	18,674	3,485,876
Samsara, Inc., Class A*	129,302	4,097,580
SentinelOne, Inc., Class A*	268,063	3,452,651
ServiceNow, Inc.*	33,276	3,479,006
ServiceTitan, Inc., Class A*(a)	52,111	3,306,964
Sprinklr, Inc., Class A*	618,816	3,712,896
SPS Commerce, Inc.*	59,731	3,325,225
Tenable Holdings, Inc.*	174,951	2,959,296
UiPath, Inc., Class A*(a)	321,767	3,571,614
Weave Communications, Inc.*	641,678	2,964,552
Workday, Inc., Class A*	25,102	3,261,252
Workiva, Inc.*	56,414	3,363,967
Zeta Global Holdings Corp., Class A*	212,711	3,386,359
Zscaler, Inc.*	21,719	3,046,959
Total Software		169,650,789
Total United States		211,023,139
TOTAL COMMON STOCKS (COST: $355,969,898)		222,582,720
MUTUAL FUND — 0.0%
United States — 0.0%
Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.54%(b)
(Cost: $79,409)	79,409	79,409
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.4%
United States — 0.4%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(b)
(Cost: $914,253)	914,253	914,253
TOTAL INVESTMENTS IN SECURITIES — 100.5% (Cost: $356,963,560)		223,576,382
Other Liabilities less Assets — (0.5)%		(1,005,148)
NET ASSETS — 100.0%		$222,571,234

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at March 31, 2026. At March 31, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $24,071,363 and the total market value of the collateral held by the Fund was $23,686,456. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $22,772,203.
(b)	Rate shown represents annualized 7-day yield as of March 31, 2026.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree Cloud Computing Fund (WCLD)
March 31, 2026

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended March 31, 2026 were as follows:

Affiliate	Value at 6/30/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2026		Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$—	$14,800,000	$14,800,000	$—	$—	$–	^	$1,962

^	As of March 31, 2026, the Fund did not hold a position in this affiliate.

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$222,582,720	$–	$–	$222,582,720
Mutual Fund	–	79,409	–	79,409
Investment of Cash Collateral for Securities Loaned	–	914,253	–	914,253
Total Investments in Securities	$222,582,720	$993,662	$–	$223,576,382

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree Cybersecurity Fund (WCBR)
March 31, 2026

Investments	Shares	Value
COMMON STOCKS — 99.8%
Israel — 4.5%
Software — 4.5%
Check Point Software Technologies Ltd.*	23,203	$3,314,548
Japan — 7.2%
Software — 7.2%
FFRI Security, Inc.	47,600	1,810,170
Trend Micro, Inc.	107,700	3,547,351
Total Japan		5,357,521
South Korea — 0.5%
Software — 0.5%
Ahnlab, Inc.	10,291	397,759
United States — 87.6%
Communications Equipment — 3.8%
F5, Inc.*	9,621	2,783,644
IT Services — 18.0%
Akamai Technologies, Inc.*	25,492	2,927,756
Cloudflare, Inc., Class A*	17,070	3,522,224
Fastly, Inc., Class A*	111,845	3,250,216
Okta, Inc.*	45,867	3,610,191
Total IT Services		13,310,387
Software — 65.8%
CommVault Systems, Inc.*	33,525	2,611,262
Crowdstrike Holdings, Inc., Class A*	10,917	4,262,106
Datadog, Inc., Class A*	28,189	3,327,711
Elastic NV*	52,439	2,621,426
Fortinet, Inc.*	42,934	3,508,567
Netskope, Inc., Class A*(a)	378,289	3,211,674
OneSpan, Inc.	117,046	1,232,494
Palo Alto Networks, Inc.*	21,329	3,419,465
Qualys, Inc.*	27,656	2,429,580
Rapid7, Inc.*	228,908	1,261,283
Rubrik, Inc., Class A*	66,887	3,275,456
SailPoint, Inc.*	233,484	3,091,328
SentinelOne, Inc., Class A*	349,626	4,503,183
Tenable Holdings, Inc.*	178,890	3,025,924
Varonis Systems, Inc.*	112,123	2,407,281
Zscaler, Inc.*	31,761	4,455,751
Total Software		48,644,491
Total United States		64,738,522
TOTAL COMMON STOCKS (COST: $95,468,452)		73,808,350
MUTUAL FUND — 0.1%
United States — 0.1%
Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.54%(b)
(Cost: $60,212)	60,212	60,212
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.2%
United States — 0.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(b)
(Cost: $161,107)	161,107	$161,107
TOTAL INVESTMENTS IN SECURITIES — 100.1% (Cost: $95,689,771)		74,029,669
Other Liabilities less Assets — (0.1)%		(105,094)
NET ASSETS — 100.0%		$73,924,575

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at March 31, 2026. At March 31, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $166,803 and the total market value of the collateral held by the Fund was $161,107.
(b)	Rate shown represents annualized 7-day yield as of March 31, 2026.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree Cybersecurity Fund (WCBR)
March 31, 2026

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended March 31, 2026 were as follows:

Affiliate	Value at 6/30/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2026		Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$—	$2,600,000	$2,600,000	$—	$—	$–	^	$209

^	As of March 31, 2026, the Fund did not hold a position in this affiliate.

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$73,808,350	$–	$–	$73,808,350
Mutual Fund	–	60,212	–	60,212
Investment of Cash Collateral for Securities Loaned	–	161,107	–	161,107
Total Investments in Securities	$73,808,350	$221,319	$–	$74,029,669

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree Quantum Computing Fund (WQTM)
March 31, 2026

Investments	Shares	Value
COMMON STOCKS — 99.7%
Canada — 5.7%
BTQ Technologies Corp.*	107,687	$287,525
D-Wave Quantum, Inc.*	96,354	1,390,388
Total Canada		1,677,913
Finland — 2.9%
Nokia OYJ	108,611	850,462
Germany — 4.0%
Deutsche Telekom AG, Registered Shares	19,618	722,193
Infineon Technologies AG	10,378	454,386
Total Germany		1,176,579
Japan — 9.1%
Fujitsu Ltd.	37,745	752,575
Hitachi Ltd.	20,481	574,689
NEC Corp.	25,361	613,102
NTT, Inc.	746,930	738,056
Total Japan		2,678,422
Netherlands — 3.1%
ASML Holding NV	376	484,868
NXP Semiconductors NV	2,174	427,974
Total Netherlands		912,842
Singapore — 1.8%
STMicroelectronics NV	15,774	519,799
South Korea — 2.4%
SK Telecom Co. Ltd.	13,872	691,947
Switzerland — 1.1%
SEALSQ Corp.*	117,732	308,458
Taiwan — 1.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	8,000	440,413
United Kingdom — 0.5%
Arqit Quantum, Inc.*	11,911	157,821
United States — 67.6%
Advanced Micro Devices, Inc.*	3,665	745,571
Alphabet, Inc., Class A	3,163	909,552
Amazon.com, Inc.*	4,937	1,028,229
Applied Materials, Inc.	1,624	555,067
Cadence Design Systems, Inc.*	1,839	511,003
Ciena Corp.*	1,813	703,861
Cisco Systems, Inc.	10,018	777,297
Coherent Corp.*	2,434	579,803
Dell Technologies, Inc., Class C	4,696	770,754
FormFactor, Inc.*	5,661	549,060
GLOBALFOUNDRIES, Inc.*	10,793	480,073
Hewlett Packard Enterprise Co.	23,739	565,226
Honeywell International, Inc.	3,129	707,248
Infleqtion, Inc.*	74,225	728,147
Intel Corp.*	21,077	930,128
International Business Machines Corp.	3,787	917,931
IonQ, Inc.*(a)	58,014	1,672,544
Keysight Technologies, Inc.*	2,293	647,474
Lam Research Corp.	2,269	484,795
Microsoft Corp.	2,451	907,287
NVIDIA Corp.	5,232	912,461
Quantum Computing, Inc.*(a)	158,064	1,082,738
Rigetti Computing, Inc.*	120,826	1,696,397
SkyWater Technology, Inc.*	18,583	509,360
Synopsys, Inc.*	1,246	494,013
Total United States		19,866,019
TOTAL COMMON STOCKS
(Cost: $32,708,090)		29,280,675
MUTUAL FUND — 0.1%
United States — 0.1%
Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.54%(b)
(Cost: $21,250)	21,250	21,250
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 1.7%
United States — 1.7%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(b)
(Cost: $493,729)	493,729	493,729
TOTAL INVESTMENTS IN SECURITIES — 101.5% (Cost: $33,223,069)		29,795,654
Other Liabilities less Assets — (1.5)%		(426,276)
NET ASSETS — 100.0%		$29,369,378

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at March 31, 2026. At March 31, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,172,378 and the total market value of the collateral held by the Fund was $2,051,166. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,557,437.
(b)	Rate shown represents annualized 7-day yield as of March 31, 2026.

CURRENCY ABBREVIATIONS:
KRW	South Korean won
USD	United States dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree Quantum Computing Fund (WQTM)
March 31, 2026

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended March 31, 2026 were as follows:

Affiliate	Value at 10/9/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2026		Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$—	$1,100,000	$1,100,000	$—	$—	$–	^	$88

^	As of March 31, 2026, the Fund did not hold a position in this affiliate.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	4/1/2026	66,278,543	KRW	43,192	USD	$80	$–
Bank of America NA	4/1/2026	22,092,848	KRW	14,398	USD	27	–
						$107	$–

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$29,280,676	$–	$–	$29,280,675
Mutual Fund	–	21,250	–	21,250
Investment of Cash Collateral for Securities Loaned	–	493,729	–	493,729
Total Investments in Securities	$29,280,676	$514,979	$–	$29,795,654
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$107	$–	$107
Total - Net	$29,280,676	$515,086	$–	$29,795,762

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g., broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board” or “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from yields and quoted prices from broker-dealers on similar securities, and market sentiment for the type of security. U.S. fixed income securities may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Foreign currency contracts that settle within two business days after the trade date (“Spot Contracts”) and foreign currency contracts having a settlement period greater than two business days after the trade date (“Forward Contracts”) are valued on the measurement date using an interpolated foreign exchange rate between the closest preceding and subsequent settlement period, using spot and forward rates provided by an independent pricing service provider. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade. Swap contracts are generally marked to market daily based upon values from independent pricing service providers or quotations from broker-dealers to the extent available.

Pursuant to Board-approved valuation procedures established by the Trust and WisdomTree Asset Management, Inc. (“WTAM”), the Board has appointed WTAM as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, WTAM has established procedures for its fair valuation of a Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation. The Valuation Designee is comprised of senior representatives of WTAM and reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Valuation Designee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Notes to Schedule of Investments (unaudited)

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurement, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Designee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; (vii) fixed income securities valued by a broker-dealer or independent pricing service provider; and (viii) a  security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which each Fund’s NAV is computed and that may materially affect the value of each Fund's investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon rate, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Valuation Designee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Valuation Designee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Valuation Designee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

Notes to Schedule of Investments (unaudited) (concluded)

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the fiscal period ended March 31, 2026, there were no significant transfers into or out of Level 3 of the fair value hierarchy.